As filed with the Securities and Exchange	Registration No. 333-85618
Commission on April 16, 2012	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 41	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, New York 11797
(800) 963-9539
(Address and Telephone Number of Depositor’s Principal Offices)

Nicholas Morinigo, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive, West Chester, PA 19380-1478
(610) 425-3447

(Name and Address of Agent for Service of Process)
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]	on April 30, 2012 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

PART A

SUPPLEMENT Dated April 30, 2012
To The Prospectus Dated April 30, 2012 For

ING Empire Traditions

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our
Customer Service Center at 1-800-366-0066.

1.	Important Information Regarding Upcoming Fund Reorganizations

On January 12, 2012, the Board of Trustees of ING Investors Trust approved a proposal to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios”:

Merging Portfolios	Surviving Portfolios
ING American Funds Growth Portfolio	ING Large Cap Growth Portfolio (Class ADV)
ING Artio Foreign Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class S)

Subject to shareholder approval, each reorganization is expected to take place on or about July 21, 2012
(the “Reorganization Date”), resulting in a shareholder of a given Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the
Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging
Portfolios will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in the Merging Portfolio to another investment portfolio currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract.
Contract value remaining in the Merging Portfolio on the Reorganization Date will be placed in the
Surviving Portfolio. You may provide alternative instructions by calling our Customer Service Center at the number above.

As of the effective date noted above, any references in the prospectus to the Merging Portfolios as being available under the contract are deleted.

2. Important Information Regarding Upcoming Changes to the ING American Funds Bond
Portfolio

Effective on or about July 21, 2012, the ING American Funds Bond Portfolio will change its name, subadviser and investment objective as follows:

New Fund Name: ING Bond Portfolio	New Investment Objective: Seeks to provide maximum total
Investment Adviser: ING Investments, LLC	return through income and capital appreciation.
New Investment Subadviser: ING Investment Management
Co. LLC

As of July 21, 2012, all references to the ING American Funds Bond Portfolio are revised accordingly.

ReliaStar Life Insurance Company of New York
Separate Account NY-B of ReliaStar Life Insurance Company of New York
Deferred Combination Variable and Fixed Annuity Prospectus

ING EMPIRE TRADITIONS VARIABLE ANNUITY

April 30, 2012

This prospectus describes ING Empire Traditions Variable Annuity, a deferred combination variable and fixed annuity contract (the “Contract”) offered for sale by ReliaStar Life Insurance Company of New York (“ReliaStar of NY,” the
“Company,” “we” or “our”) through Separate Account NY-B (the “Separate Account”). The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) under the
Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that do not qualify for such treatment (“non-
qualified Contracts”). As of March 15, 2010, we are no longer offering this Contract for sale to new purchasers.

The Contract provides a means for you to allocate your premium payments and any associated premium credits, if applicable, in one or more subaccounts, each of which invest in a single investment portfolio. You may also allocate premium payments and any associated premium credits, if applicable, to our Fixed Interest Division with guaranteed interest periods.
Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Interest Division. Some guaranteed interest periods or subaccounts may not be available. The investment portfolios available under your Contract are listed on the back of this cover.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, less any premium credits, if applicable (which may be more or less than the premium payments you paid). Longer free look periods apply in certain situations.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference. A
Statement of Additional Information (“SAI”), dated April 30, 2012, has been filed with the Securities and Exchange
Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer
Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website
(http://www.sec.gov). When looking for information regarding the contracts offered through the prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. The number is 333-85618.
The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Contract has a premium credit option that is available for an additional charge. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit. See “The Annuity Contract – Additional Credit to Premium” for further information about the terms of the premium credit option. See “Charges and Fees – Charges Deducted from the Subaccounts – Premium Credit Option Charge”
for further information about the additional fees and charges associated with the premium credit option.

Allocations to a subaccount investing in a Trust or Fund (investment portfolio) is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract
Provisions – Selling the Contract” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

ING Empire Traditions - 85618

The investment portfolios currently available under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)	ING Large Cap Growth Portfolio (Class ADV)
ING American Funds Asset Allocation Portfolio	ING Large Cap Value Portfolio (Class S)
ING American Funds Bond Portfolio	ING Liquid Assets Portfolio (Class S)
ING American Funds Global Growth and Income Portfolio	ING Marsico Growth Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING American Funds International Growth and Income Portfolio	ING MFS Utilities Portfolio (Class S)
ING American Funds International Portfolio	ING MidCap Opportunities Portfolio (Class S)
ING American Funds World Allocation Portfolio (Class S)	ING Morgan Stanley Global Franchise Portfolio (Class S)
ING Oppenheimer Active Allocation Portfolio (Class S)
ING Baron Growth Portfolio (Class S)	ING Oppenheimer Global Portfolio (Class S)
ING BlackRock Health Sciences Opportunities Portfolio (Class S)	ING PIMCO High Yield Portfolio ( Class S)
ING BlackRock Inflation Protected Bond Portfolio (Class S)	ING PIMCO Total Return Bond Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Pioneer Fund Portfolio (Class S)
ING BlackRock Science and Technology Opportunities Portfolio	ING Pioneer Mid Cap Value Portfolio (Class S)
(Class S)	ING Retirement Conservative Portfolio (Class ADV)
ING Davis New York Venture Portfolio (Class S)	ING Retirement Growth Portfolio (Class ADV)
ING DFA World Equity Portfolio (Class S)	ING Retirement Moderate Growth Portfolio (Class ADV)
ING EURO STOXX 50® Index Portfolio (Class ADV)	ING Retirement Moderate Portfolio (Class ADV)
ING FMRSM Diversified Mid Cap Portfolio (Class S)	ING Russell™ Large Cap Growth Index Portfolio (Class S)
ING Franklin Income Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio (Class S)
ING Franklin Mutual Shares Portfolio (Class S)	ING Russell™ Large Cap Value Index Portfolio (Class S)
ING Franklin Templeton Founding Strategy Portfolio (Class S)	ING Russell™ Mid Cap Growth Index Portfolio (Class S)
ING FTSE 100 Index® Portfolio (Class ADV)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING Global Resources Portfolio (Class ADV)	ING RussellTM Small Cap Index Portfolio (Class S)
ING Growth and Income Portfolio (Class ADV)	ING Small Company Portfolio (Class S)
ING Hang Seng Index Portfolio (Class S)	ING Templeton Foreign Equity Portfolio (Class S)
ING Intermediate Bond Portfolio (Class S)	ING Templeton Global Growth Portfolio (Class S)
ING International Index Portfolio (Class S)	ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING Invesco Van Kampen Comstock Portfolio (Class S)	ING T. Rowe Price Equity Income Portfolio (Class S)
ING Invesco Van Kampen Equity and Income Portfolio (Class S)	ING T. Rowe Price Growth Equity Portfolio (Class S)
ING Invesco Van Kampen Growth and Income Portfolio (Class S)	ING T. Rowe Price International Stock Portfolio (Class S)
ING Japan TOPIX Index® Portfolio (Class ADV)	ING U. S. Bond Index Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING WisdomTreeSM Global High-Yielding Equity Index
ING JPMorgan Mid Cap Value Portfolio (Class S)	Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)

These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. See Appendix A for all subaccounts and valuation information. Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes. If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

The following investment portfolios are closed to new investments: ING American Funds Growth Portfolio ING Artio Foreign Portfolio (Class S) ING Large Cap Growth Portfolio (Class S)

ING Empire Traditions - 85618

TABLE OF CONTENTS

Page
INDEX OF SPECIAL TERMS	1
FEES AND EXPENSES	2
CONDENSED FINANCIAL INFORMATION	6
RELIASTAR OF NY SEPARATE ACCOUNT NY-B	6
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK	7
THE TRUSTS AND FUNDS	8
CHARGES AND FEES	10
THE ANNUITY CONTRACT	15
LIVING BENEFIT RIDERS	22
WITHDRAWALS	50
TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)	53
DEATH BENEFIT CHOICES	57
THE INCOME PHASE	60
OTHER CONTRACT PROVISIONS	63
OTHER INFORMATION	66
FEDERAL TAX CONSIDERATIONS	66
STATEMENT OF ADDITIONAL INFORMATION	77
APPENDIX A – Condensed Financial Information	A1
APPENDIX B – The Investment Portfolios	B1
APPENDIX C – Fixed Interest Division	C1
APPENDIX D – Surrender Charge for Excess Withdrawals Example	D1
APPENDIX E – Examples of Minimum Guaranteed Income Benefit Calculation	E1
APPENDIX F – ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples	F1
APPENDIX G – Examples of Fixed Allocation Funds Automatic Rebalancing	G1
APPENDIX H – ING LifePay and ING Joint LifePay	H1
APPENDIX I – Minimum Guaranteed Withdrawal Benefit	I1

ING Empire Traditions – 85618

INDEX OF SPECIAL TERMS
The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	6
Annual Ratchet Enhanced Death Benefit	57
Annuitant	16
Cash Surrender Value	21
Contract Date	16
Contract Owner	16
Contract Value	21
Contract Year	16
Fixed Interest Allocation	22
Free Withdrawal Amount	11
GET Fund	8
Income Phase Payment Start Date	20
Net Investment Factor	6
Net Rate of Return	6
Restricted Funds	9
Standard Death Benefit	57

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation or Division	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Income Phase Payment Start Date	Annuity Commencement Date
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Subaccount(s)	Division(s)
Transfer Charge	Excess Allocation Charge
Withdrawals	Partial Withdrawals

ING Empire Traditions – 85618

1

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. For more information about the fees and expenses, please see the “Charges and Fees” section later in the prospectus.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

Surrender Charge:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a percentage of	6%	6%	6%	6%	5%	4%	3%	0%
Premium Payment)

Transfer Charge					$25 per transfer, if you make more than 12
transfers in a contract year, currently zero

Overnight Charge[1]					$20

1 You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Annual Contract Administrative Charge	$30

(We deduct this charge on each contract anniversary and on surrender. We waive this charge if the total of your premium payments is $50,000 or more or if your contract value at the end of a contract year is $50,000 or more.)

Separate Account Annual Charges[1]
Contract without any of the optional living benefit riders that may be available

	Option	Option	Option
	Package I2	Package II	Package III
Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total	1.25%	1.45%	1.60%

Premium Credit Option Charge[3]	0.50%	0.50%	0.50%
Total With Optional Premium Credit Charge	1.75%	1.95%	2.10%

1 As a percentage of average daily assets in each subaccount. These charges are deducted daily.

2 The option packages constitute different levels of death benefit coverage that are available with the Contract. Please see “Death
Benefit Choices” for more information.

ING Empire Traditions – 85618

2

3 When you elect the Premium Credit Option, we will add a credit to your Contract based on all premium payments received during your first contract year. There are circumstances under which all or part of a premium credit is subject to forfeiture in accordance with the following table:

Contract Year of	Percentage of Premium Credit
Surrender or	Forfeited (based on percentage of
Withdrawal	first year premium withdrawn)
Years 1-2	100%
Years 3-4	75%
Years 5-6	50%
Year 7	25%
Years 8+	0%

Please see “The Annuity Contract – Additional Credit to Premium” for more information.

The next tables show the charges for the optional riders that may be available with the Contract. You may add only one of the following living benefit riders to your Contract. For more information about which one may be right for you, please see
“Living Benefit Riders.” For more information about the charges for the optional riders, please see “Charges and Fees –
Optional Rider Charges.”

Optional Living Benefit Rider Charges[1]

Minimum Guaranteed Accumulation Benefit “MGAB” rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)
1.00% of the MGAB Charge Base[2]	0.65% of the MGAB Charge Base[2]

Minimum Guaranteed Income Benefit “MGIB” rider:

Maximum Annual Charge	Current Annual Charge
1.50% of the MGIB Benefit Base[3]	0.75% of the MGIB Benefit Base[3]

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)
2.00% of the ING LifePay Plus Base[4]	0.70% of the ING LifePay Plus Base[4]

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge	Current Annual Charge
(Charge Deducted Quarterly)
2.50% of the ING Joint LifePay Plus Base[5]	0.90% of the ING Joint LifePay Plus Base[5]

1 Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge may be a charge base, benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations. You may add only one optional rider to your Contract.

2 The MGAB Charge Base is calculated based on total premiums and any premium credits, if applicable, within a two-year period from the rider date. Please see “Charges and Fees - Optional Rider Charges – Minimum Guaranteed Accumulation
Benefit (MGAB)” and “Living Benefit Riders – Minimum Guaranteed Accumulation Benefit Rider (the “MGAB” rider)”
later in this prospectus for more information.

3 The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base and is calculated based on eligible premiums and premium credits, if applicable. Please see “Charges and Fees – Optional Rider Charges –
Minimum Guaranteed Income Benefit (MGIB)” and “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider
(the “MGIB rider”)” later in this prospectus for more information.

ING Empire Traditions – 85618

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4 The ING LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge is 0.60% if this rider was purchased before February 2, 2009. The current annual charge can change upon a reset after your first five contract years.
But you will never pay more than new issues of this rider, subject to the maximum annual charge. Please see “Charges and
Fees – Optional Rider Charges – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider
Charge” and “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”)
Rider” later in this prospectus.

5 The ING Joint LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue. The ING Joint LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue. The current annual charge is 0.80% if this rider was purchased before February 2, 2009. The current annual charge can change upon a reset after your first five contract years. But you will never pay more than new issues of this rider, subject to the maximum annual charge. Please see
“Charges and Fees – Optional Rider Charges – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint
LifePay Plus) Rider Charge” and “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit
(“ING Joint LifePay Plus”) Rider” later in the prospectus.

The next two tables show the total annual charges you could pay based on the amounts you have invested in the subaccounts (unless otherwise indicated), for the Contract and each death benefit and the most expensive combination of riders possible. Maximum and current charges are shown, but not the Annual Contract Administrative Charge. Also, these tables do not show the Trust or Fund Expenses. Please note that the bases for some charges may differ somewhat. For example, the charge for the ING Joint LifePay Plus rider is based on the ING Joint LifePay Plus Base, which can be higher than contract value, leading to higher charges than would be the case if it were based on contract value. Nevertheless, for purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts and the ING Joint LifePay Plus Base are both the same as the contract value. The charge for the Premium Credit Option lasts for your first seven contract years following the credit.

Separate Account Annual Charge Tables

MAXIMUM CHARGES	Option	Option	Option
	Package I	Package II	Package III
Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Maximum ING Joint LifePay MGWB Rider
Charge (as percentage of the ING Joint
LifePay Plus Base)	2.50%	2.50%	2.50%
Total	4.25%	4.45%	4.60%

CURRENT CHARGES	Option	Option	Option
	Package I	Package II	Package III
Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Current ING Joint LifePay MGWB Rider
Charge (as percentage of the ING Joint
LifePay Plus Base)	0.90%	0.90%	0.90%
Total	2.65%	2.85%	3.00%

ING Empire Traditions – 85618

4

The next item shows the minimum and maximum total operating expenses charged by a Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses[1]	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees, and other	0.52%	2.00%
expenses):

1 No waiver or reimbursement arrangements are reflected. These expenses reflect the expenses of the other (acquired) funds with a fund of funds. No Trust or Fund currently charges a redemption fee. For more information about redemption fees, please see
“Charges and Fees – Charges Deducted From the Contract Value – Redemption Fees.”

Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the most expensive death benefit option and the most expensive living benefit rider. The example also assumes that your investment has a 5% return each year and assumes the maximum Trust or
Fund Expenses. Excluded are the premium credit option and its charge, premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender or annuitize* your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,211	$2,468	$3,670	$6,647
2) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$611	$1,868	$3,170	$6,647

*	Surrender charges may apply if you choose to annuitize your Contract within the first year, and under certain circumstances, within the first seven contract years.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract Provisions –
Selling the Contract.”

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.
Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see
“Charges and Fees – Trust and Fund Expenses” for more information.

ING Empire Traditions – 85618

5

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account NY-B of ReliaStar of
NY (“Separate Account NY-B”) has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a
Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of Separate Account NY-B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A — Condensed
Financial Information – for the lowest and highest combination of asset-based charges. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.
Complete information is available in the SAI.

The Net Investment Factor
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.
2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-
based administrative charge; the premium credit option charge, if applicable; any optional rider charges; and, for the
GET Fund subaccount only, the daily GET Fund guarantee charge.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements
The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account NY-B and the statutory basis financial statements and the related notes to financial statements for ReliaStar Life Insurance Company of New York are included in the Statement of Additional
Information.

RELIASTAR OF NY SEPARATE ACCOUNT NY-B

ReliaStar of NY Separate Account NY-B (“Separate Account NY-B”) was established as a separate account of First Golden
American Life Insurance Company of New York (“First Golden”) on June 13, 1996. It became a separate account of ReliaStar of NY as a result of the merger of First Golden into ReliaStar of NY effective April 1, 2002. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). Separate Account NY-B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account NY-B but such assets are kept separate from our other accounts.

Separate Account NY-B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate
Account NY-B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company.

ING Empire Traditions – 85618

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They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account NY-B. If the assets in Separate Account NY-B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Unlike Separate Account NY-B, the general account is not segregated or insulated from the claims of the Company’s creditors.

Note: Other variable annuity contracts invest in Separate Account NY-B but are not discussed in this prospectus. Separate
Account NY-B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract —
Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

ReliaStar of NY is a New York stock life insurance company originally incorporated on June 11, 1917 under the name The
Morris Plan Insurance Society. ReliaStar of NY is authorized to transact business in all states, the District of Columbia, the
Dominican Republic and the Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health reinsurance. Until October 1, 2003,
ReliaStar of NY was a wholly owned subsidiary of Security-Connecticut Life Insurance Company (“Security-Connecticut”).
Effective October 1, 2003, Security-Connecticut merged with and into its parent, ReliaStar Life Insurance Company
(“ReliaStar”). ReliaStar is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company, based in The Netherlands. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ReliaStar of NY.

Directed Services LLC, the distributor of the Contracts and the investment manager of the ING Investors Trust, is also a wholly owned indirect subsidiary of ING. ING also indirectly owns ING Investments, LLC and ING Investment Management
Co.LLC, portfolio managers of the ING Investors Trust and the investment managers of the ING Variable Insurance Trust,
ING Variable Products Trust and ING Variable Product Portfolios, respectively.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering (“IPO”) of the Company and its U.S.-based insurance and investment management affiliates.

Our principal office is located at 1000 Woodbury Road, Suite 208, Woodbury, New York 11797.

Regulatory Matters
As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. These currently include regulatory scrutiny of whether and to what extent insurance companies are using the United States Social Security
Administration’s Death Master File (“SSDMF”) to proactively ascertain whether customers have deceased and to pay claims even where no claim for benefits has been made. Along these lines, the New York Department of Financial Services has directed the Company to use information available on the SSDMF to identify any death claim that may be due under life insurance policies, annuity contracts or retained asset accounts that have not been previously reported through historical claim reporting processes, implement procedures to locate beneficiaries, make prompt payments as necessary, and to report to the
New York Department of Financial Services the results of using the data. In addition, a majority of states are conducting an audit of the Company’s compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for benefits has been made. Some of the investigations, audits, examinations, and inquiries could result in regulatory action against the Company.
The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines, additional escheatment of funds deemed abandoned under state laws, changes to the Company’s procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the ultimate outcome of any such action, or the internal and external investigations, examinations, reviews and inquiries, management does not believe that they will have a

ING Empire Traditions – 85618

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material adverse effect on the Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.
Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue
Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in “Appendix B — The
Investment Portfolios.” A prospectus containing more information on each Trust or Fund may be obtained by calling our Customer Service Center at 800-366-0066. You should read the prospectus carefully before investing.

Certain funds are designated as “Master-Feeder” or “fund of funds.” Funds offered in a Master-Feeder structure
(such as the American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the
Portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of Trusts or Funds, and any insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

ING GET U.S. Core Portfolio
An ING GET U.S. Core Portfolio (“GET Fund”) series may be available during the accumulation phase of the Contract. We make a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of six months which precedes the guarantee period. The GET Fund investment option may not be available under your Contract or in your state. The GET Fund may not be available through all broker dealer selling firms.

You may not allocate money into a GET Fund series if you elect an optional benefit rider. Effective June 21, 2007, no new series of the GET Fund are available.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. The Company makes a guarantee when you direct money into a GET Fund series. We guarantee that the value of an accumulation unit of the GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the
GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value and any amounts you transfer or withdraw from the GET Fund subaccount for that series. The value of dividends and distributions made by the GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from a GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The GET Fund subaccount is not available for dollar cost averaging or automatic rebalancing.

ING Empire Traditions – 85618

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Before the maturity date, we will send a notice to each contract owner who has allocated amounts to the GET Fund series.
This notice will remind you that the maturity date is approaching and that you must choose other investment options for your
GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund series amounts to another available series of the GET Fund that is then accepting deposits. If no GET Fund series is then available, we will transfer your GET Fund series amounts to the fund or funds that we designate.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET U.S. Core Portfolio investment option, including charges and expenses.

Covered Funds and Special Funds
For purposes of determining benefits under the living benefit riders, we assign the investment options (the investment portfolios available under your Contract) to one of two categories, Covered Funds or Special Funds. Allocations to Covered
Funds participate fully in the calculations to determine the value of your guaranteed benefits under a living benefit rider.
Allocations to Special Funds could affect the optional benefit rider guarantee that may otherwise be provided because Special
Funds do not participate fully in the calculations to determine the value of your guaranteed benefit under a living benefit rider.
Assets in Covered Funds generally provide a higher living benefit than those allocated to Special Funds. Designation of investment options under these categories may vary by benefit. Please see “Living Benefit Riders” for more information.

We may, with 30 days notice to you, designate any investment option as a Special Fund, but only with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

Restricted Funds
Restricted Funds are not related specifically to the living benefit riders. Rather, Restricted Funds are investment options for which we have limited the amount that may be invested, either on an aggregate basis or an individual basis. We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing Contracts with respect to new premiums added to the investment options and with respect to new transfers to the investment options. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. To the extent an investment option is designated both a Restricted Fund and a Special Fund, allocations to such investment option may limit your participation in the determination of your guaranteed benefits under a living benefit rider as well as the amount you may allocate to such investment option.

Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change and will not apply to amounts that may exceed these limitations due solely to a change in designation.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual
Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value; up to 100 percent of each premium; and no more than $999,999,999. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

In addition to limiting your investment in the Restricted Funds on an aggregate basis, we limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, at our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the
Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted
Funds or taken pro-rata from all investment options in which contract value is allocated, so that the percentage of contract

ING Empire Traditions – 85618

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value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted
Funds prior to the withdrawal.

We will allocate pro-rata the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none
(currently, the ING Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted
Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted
Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments (Excessive Trading Policy)” in this prospectus for more information on the effect of Restricted Funds.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our cost and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts. The expenses for a contract providing a premium credit, as this Contract does, may be higher than for contracts not providing a premium credit. Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

Charge Deduction Subaccount
You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the ING Liquid Assets Portfolio for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending notice to our Customer Service Center in a form satisfactory to us.

Charges Deducted from the Contract Value We deduct the following charges from your contract value:

Surrender Charge. We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your
Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 7-year period from the date we receive and accept a premium payment. The surrender charge is a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. The surrender charge will be based on the total amount withdrawn, including the amount deducted for the surrender charge. It will be deducted from the contract value remaining after you have received the amount requested for withdrawal. The surrender charge is not based on or deducted from the amount you requested as a withdrawal. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a percentage of	6%	6%	6%	6%	5%	4%	3%	0%
Premium Payment)

ING Empire Traditions – 85618

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Nursing Home Waiver. You may withdraw all or a portion of your contract value without a surrender charge if:

1)	at the time you first begin receiving care, more than one contract year has elapsed since the contract date;
2)	the withdrawal is requested during the period of care or within 90 days after the last day of care; and
3)	you have spent at least 45 days during a 60 day period in such nursing care facility.

You must submit satisfactory written proof of illness or incapacity. We may require an examination, at our cost, by a physician of our choice. We will not waive the early withdrawal charge if you were in a nursing care facility for at least one day during the two week period immediately preceding or following the contract date. It will also not apply to Contracts where prohibited by state law. Please note that these withdrawals are subject to the premium credit recapture provisions.

Terminal Illness Waiver. You may withdraw all or a portion of your contract value without a surrender charge if:

1)	You are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a terminal illness; and
2)	You submit satisfactory written proof of illness.

We may require an examination, at our cost, by a physician of our choice.

Free Withdrawal Amount. The Free Withdrawal Amount is 10% of contract value, based on the contract value on the date of the withdrawal, less any withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the free withdrawal amount at any time exceed 30% of contract value.

Surrender Charge for Excess Withdrawals. We will deduct a surrender charge for excess withdrawals which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code. We consider a withdrawal to be an “excess withdrawal” when the amount you withdraw in any contract year exceeds the Free Withdrawal
Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals and systematic withdrawals taken will be included in determining the amount of the excess withdrawals. Systematic withdrawals are periodic scheduled withdrawals of a fixed amount or an amount based upon a percentage of contract value. For more information about systematic withdrawals, please see “Withdrawals – Systematic Withdrawals.” An excess withdrawal is a partial surrender of the Contract subject to a surrender charge, which we will deduct from the contract value that remains after an excess withdrawal in proportion to your subaccount allocations.

For the purpose of calculating the surrender charge for an excess withdrawal: (a) we treat premiums as being withdrawn on a first-in, first-out basis; and (b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix D. Earnings for purposes of calculating the surrender charge for excess withdrawals may not be the same as earnings under federal tax law.

Premium Taxes. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of each premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence. There is currently no premium tax in the State of New York.

We deduct the premium tax from your contract value on the income phase payment start date. In the event that you have selected the Minimum Guaranteed Income Benefit rider and you elect to receive income payments under it rather than the
Contract, then we will deduct the premium tax from the MGIB Benefit Base. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the income phase payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal, or on the income phase payment start date.

Administrative Charge. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $30 per Contract unless waived under conditions established by ReliaStar of NY. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

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Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

Overnight Charge. You may choose to have a $20 overnight charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the option package you have elected. The option packages constitute different levels of death benefit coverage that are available with the Contract. Please see “Death Benefit Choices” for more information. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts and the premium credit option.

Option Package I		Option Package II		Option Package III
	Annual		Annual		Annual
	Charge		Charge		Charge
Annual	Expressed as	Annual	Expressed as	Annual	Expressed as
Charge	Daily Rate	Charge	Daily Rate	Charge	Daily Rate
1.10%	0.0030%	1.30%	0.0036%	1.45%	0.0040%

Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount for each since the previous business day. The charge is deducted on each business day at the rate of .0004% from your assets in each subaccount.

Premium Credit Option Charge. The amount of the asset-based premium credit option charge, on an annual basis, is equal to 0.50% of the assets you have in each subaccount. The charge is deducted from your assets in each subaccount on each business day at the rate of 0.0014% for seven years following credit of the premium credit. This charge will also be deducted from amounts allocated to the Fixed Interest Division, resulting in a 0.50% reduction in the interest which would otherwise have been credited to your Contract during the seven contract years following credit of the premium credit. The cost of providing the premium credit is generally covered by the premium credit option charge, the recapture schedule for forfeiture of the credit on surrenders, withdrawals and death, and, to some degree, by the mortality and expense risk charge. We expect to make a profit on those contracts under which the premium credit option is elected.

Optional Rider Charges. Some features and benefits of the Contract, if available, are available by rider for an additional charge. Please check your application for the Contract to be sure. Once elected, a rider cannot be canceled independently of the Contract. So long as the rider is in effect, we will deduct a separate quarterly charge for the optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. We deduct the rider charge on each of the Contract’s quarterly anniversary dates (defined below) in arrears, meaning we deduct the first charge on the first quarterly anniversary date following the rider date. If the rider is added to an existing Contract, the first quarter’s charge will be reduced proportionally for the portion of the quarter that the rider was not in effect. Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent.

A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no

ING Empire Traditions – 85618

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corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or a holiday, we will use the value as of the subsequent business day.

For a description of the rider and the defined terms used in connection with the riders, see “Living Benefit Riders.”

Minimum Guaranteed Accumulation Benefit (MGAB). The charge for the MGAB rider is as follows:

Waiting Period	As an Annual Charge	As a Quarterly Charge
10 Year	0.65% of the MGAB Charge Base	0.17% of the MGAB Charge Base

The MGAB Charge will be charged during the 10-year waiting period starting on the rider date and ending on the MGAB
Benefit Date. The MGAB Charge Base is the total of premiums and any premium credits, if applicable, added during the two-
year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and any premium credits, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, including any systematic withdrawals, and reduced pro-rata for any transfers between subaccounts or between a subaccount and a Fixed Interest Allocation made during the three-year period before the MGAB date. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred. See “Living Benefit Riders.”

Minimum Guaranteed Income Benefit (MGIB). The charge for the MGIB rider is as follows:

Current Annual Charge	Maximum Annual Charge
(Charge Deducted Quarterly)
0.75% of the MGIB Benefit Base	1.50% of the MGIB Benefit Base

Please see “Living Benefit Riders - Minimum Guaranteed Income Benefit Rider (the “MGIB Rider”)” for a description of the
MGIB Benefit Base and the MGIB Rate.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.70%

The current annual charge is 0.60% if you purchased this rider before February 2, 2009. The charge is a percentage of the ING
LifePay Plus Base, which we deduct in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges will also be pro-rated when your rider enters either the Automatic Periodic Benefit Status or Lifetime
Automatic Periodic Benefit Status. (No charge is deducted thereafter.) Automatic Periodic Benefit Status or Lifetime
Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic
Periodic Benefit Status begins, please see “Living Benefit Riders – ING LifePay Plus/Joint LifePay Plus Minimum Guaranteed
Withdrawal Benefit Riders.”

Please Note: The above information pertains to the form of the ING LifePay Plus rider which was available for sale from May
1, 2009 until March 15, 2010. If you purchased a prior version of the ING LifePay Plus rider, please see Appendix H for more information.

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider Charge.
The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.90%

ING Empire Traditions – 85618

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The current annual charge is 0.80% if you purchased this rider before February 2, 2009. The charge is a percentage of the ING
Joint LifePay Plus Base, which we deduct in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges will also be pro-rated when your rider enters either the Automatic Periodic Benefit
Status or Lifetime Automatic Periodic Benefit Status. (No charge is deducted thereafter.) Automatic Periodic Benefit Status or
Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than new issues of this rider, subject to the maximum annual charge. For more information about how this rider works, including when
Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders – ING Joint LifePay Plus Minimum
Guaranteed Withdrawal Benefit Rider.”

Please Note: The above information pertains to the form of the ING Joint LifePay Plus rider which was available for sale from
May 1, 2009 until March 15, 2010. If you purchased a prior version of the ING LifePay Plus rider, please see Appendix H for more information.

ING GET U.S. Core Portfolio Guarantee Charge. Effective June 21, 2007, no new series of the GET Fund are available.
The GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the GET
Fund. The amount of the GET Fund guarantee charge is 0.50% and is deducted from amounts allocated to the GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the GET
Fund subaccount. See “The Trust and Funds- ING GET U.S. Core Portfolio.”

Trust and Fund Expenses
As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares.
For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining the Contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, ING Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.

The revenue received by the company from may be deducted from fund assets and may include:

·	A share of the management fee;
·	Service fees;
·	For certain share classes, compensation paid from 12b-1; and
·	Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the Company. The Company may also receive additional

ING Empire Traditions – 85618

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compensation in the form of intercompany payments from an affiliated fund’s investment advisor or the investment advisor’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

· Service fees;
· For certain share classes, compensation paid from 12b-1 fees; and
· Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus. These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2012, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

· BlackRock Variable Series Funds, Inc.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2012, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Other
Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate
Account NY-B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Interest Division.
See Appendix C and the Fixed Interest Division Offering Brochure for more information on the Fixed Interest Division. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at
1-800-366-0066.

ING Empire Traditions – 85618

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Contract Date and Contract Year
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, Option Package I will apply.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the
Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner,” below.

Joint Owner
For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the
Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select Option
Package I.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See
“Change of Contract Owner or Beneficiary,” below. If you have elected Option Package II or III, and you add a joint owner, if the older joint owner is attained age 85 or under, the death benefit from the date of change will be the Option Package I death benefit. If the older joint owner’s attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Note that returning a Contract to single owner status will not restore any death benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuitant
The annuitant is the person designated by you to be the measuring life in determining income phase payments. On and after
May 1, 2009, a joint annuitant may also be designated. The annuitant’s age determines when the income phase must begin and the amount of the income phase payments to be paid. In the case of a non-natural owner and joint annuitants, the oldest annuitant’s age is used. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect, except as described below.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the income phase payment start date. If the annuitant dies before the income phase payment start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the income phase payment start date, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant, unless you elect otherwise.
The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the income phase payment start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax advisor for more information if the contract owner is not an individual.

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Beneficiary
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the income phase payment start date. We pay death benefits to the primary beneficiary
(unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Change of Contract Owner or Beneficiary
During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract.
The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner’s death will determine when a death benefit is payable.

If you have elected Option Package I, the death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For Option Package II or III, if the new owner is age 79 or under on the date that ownership changes, the death benefit will continue. If the new owner is age 80 to 85, under Option Package II or III, the death benefit will end, and the death benefit will become the Option Package I death benefit. For all death benefit options, 1) if the new owner’s attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a Trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, it will not be restored by a subsequent change to a younger owner.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary’s right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary. In the event of joint owners, all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code. You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center in good order. Please date your request. The change will be effective as of the day we receive the request . The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

Purchase and Availability of the Contract

We are no longer offering the Contract for sale to new purchasers.

There are three option packages available under the Contract. You select an option package at the time of application. Each option package is unique. The minimum initial payment to purchase the Contract depends on the option package that you elect.

	Option Package I	Option Package II	Option Package III
Minimum Initial	$15,000 (non-qualified)	$5,000 (non-qualified)	$5,000 (non-qualified)
Payment	$1,500 (qualified)	$1,500 (qualified)	$1,500 (qualified)

The maximum issue age is 80 or younger at the time of application to purchase a Contract with Option Package I. With Option
Package II or Option Package III, the maximum issue age is also 80 or younger at the time of application, SO LONG AS you elect the MGAB rider, the ING LifePay Plus rider or the ING Joint LifePay Plus rider. Otherwise, the maximum issue age is

ING Empire Traditions – 85618

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75 for a Contract with Option Package II or Option Package III. Before April 28, 2008, the maximum issue age was 80 for a
Contract with either Option Package II or Option Package III.

You may make additional premium payments up to the contract anniversary after your 86th birthday. The minimum additional premium payment we will accept is $50 regardless of the option package you select. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (1) if you are looking for a short-term investment; (2) if you cannot risk getting back less money than you put in; or (3) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this
Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the
Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the
Contract described in this prospectus.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Charges and Fees” in this prospectus. If you are considering an Enhanced Death Benefit Option and your contract will be an
IRA, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit” in this prospectus.

Loans are not allowed on a Contract issued as a Tax Code Section 403(b) annuity.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

Crediting of Premium Payments
We will process your initial premium and any premium credits, if applicable, within 2 business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments will be processed within 1 business day if we receive all necessary information. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account NY-B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

1)	If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within five days of the premium payment. If we do not receive the application or form within five days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

ING Empire Traditions – 85618

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2)	If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the
Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and
Delivery Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g. signature guarantee).

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, the payment and any premium credits, if applicable, designated for a subaccount of Separate Account NY-B, will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and any premium credit, if applicable, to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account NY-B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

We may require that an initial premium designated for a subaccount of Separate Account NY-B or the Fixed Interest Division
be allocated with the added premium credit, if applicable, to a subaccount specially designated by the Company (currently, the
ING Liquid Assets Portfolio) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

Additional Credit to Premium
At the time of application, you may elect the premium credit option. If you so elect, a credit will be added to your Contract based on all premium payments received during the first contract year (“initial premium”). The credit will be 4% of the initial premium and will be allocated among each subaccount and Fixed Interest Allocation you have selected in proportion to your allocation of the applicable premium in each investment option.

Currently, the premium credit option is available only if elected at the time of application prior to issuance of the Contract and in combination with the Contract’s other optional riders, subject to the following limitation. For Contracts purchased before
September 4, 2007, the premium credit option was not available with the MGIB rider. We reserve the right to make the premium credit option available to inforce contract owners. Also, the premium credit option may not be available through all broker-dealers.

We may increase, decrease or discontinue the premium credit at our discretion. We will give you at least 45 days notice of any planned change to the premium credit option.

The daily mortality and expense risk charge and the daily administrative charge under this Contract are greater than that under contracts not providing a premium credit. There is also a separate charge for the premium credit which is an asset-based charge deducted daily from your contract value. Please see “Charges and Fees” for a description of this charge.

The premium credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct part or all of a premium credit from the amount we pay to you or your beneficiary:

1)	If you return your Contract within the free look period, we will deduct the entire premium credit from the refund amount;
2)	If a death benefit becomes payable, we will deduct any premium credits added to your Contract after or within 12 months of the date of death; and

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3)	If you surrender your Contract or take a withdrawal, we will deduct a portion of the premium credit added to your contract value based on the percentage of first year premium withdrawn and the contract year of surrender or withdrawal in accordance with the following table:

Contract Year of	Percentage of Premium Credit
Surrender or	Forfeited (based on percentage of
Withdrawal	first year premium withdrawn)
Years 1-2	100%
Years 3-4	75%
Years 5-6	50%
Year 7	25%
Years 8+	0%

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the premium credit. You will retain any gains, and you will also bear any losses, that are attributable to the premium credit we deduct. No forfeiture of premium credit applies to withdrawals of contract value representing the annual free withdrawal amount or to withdrawals of contract value representing earnings.

There may be circumstances under which the contract owner may be worse off from having received a premium credit.
For example, this could occur if the contract owner returns the Contract during the applicable free look period. Upon a free look, we recapture the premium credit that had been credited. If the state law provides that contract value is returned on a free look, and if the performance of the applicable subaccounts has been negative during that period, we will return the contract value less the premium credit. Negative performance associated with the premium credit will reduce the contract value more than if the premium credit had not been applied.

Income Phase Payment Start Date
The income phase payment start date is the date you start receiving income phase payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase; and the income phase. The accumulation phase is the period between the contract date and the income phase payment start date. The income phase begins when you start receiving regular income phase payments from your Contract on the income phase payment start date.

Anti-Money Laundering
In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Administrative Procedures
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of

ING Empire Traditions – 85618

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certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid plus any premium credit, if applicable, that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you.

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.
2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
4)	We add to (3) any additional premium payments plus any premium credits, if applicable, and then add or subtract any transfers to or from that subaccount.
5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest
Allocations. See the Fixed Interest Division Offering Brochure for a description of the calculation of values under any Fixed
Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee, and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the income phase payment start date. A surrender will be effective on the date your written request and the
Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the
Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount
(currently the ING Liquid Assets Portfolio) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax advisor regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

The Subaccounts
Each of the subaccounts of Separate Account NY-B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account NY-B invests in a corresponding portfolio of a Trust or Fund.

Addition, Deletion or Substitution of Subaccounts and Other Changes
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements, including prior SEC approval.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required), combine two or more accounts or substitute another portfolio for existing and future investments. If you have elected the dollar cost averaging, systematic withdrawals, or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those

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instructions, we will execute your instructions using the substitute or proposed replacement portfolio unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right, subject to SEC approval, to: (i) deregister Separate Account NY-B under the 1940 Act; (ii) operate
Separate Account NY-B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate
Separate Account NY-B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv)
restrict or eliminate any voting rights as to Separate Account NY-B; and (v) combine Separate Account NY-B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

The Fixed Interest Allocation (Fixed Interest Division)
The Fixed Interest Allocation is the Fixed Interest Division, which is part of the ReliaStar of New York general account. The general account contains all of the assets of ReliaStar of New York other than those in certain separate accounts. Allocation of any amount to the Fixed Interest Division does not entitle you to share directly in the performance of these assets. Assets supporting amounts allocated to the Fixed Interest Division are available to fund the claims of all classes of our customers, owners, and other creditors. See Appendix C and the Fixed Interest Division Offering Brochure for more information. You may not allocate contract value to the Fixed Interest Division if you elect one of the living benefit riders.

Other Contracts
We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. Please note that some of the Company’s management personnel and certain other employees may receive a portion of their employment compensation based on the amount of Contract values allocated to investment portfolios of Trusts or Funds affiliated with ING. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative. Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available. Please talk to your registered representative for further details.

LIVING BENEFIT RIDERS

You may elect one of the optional benefit riders discussed below. You may add only one of these riders to your Contract.
Each rider has a separate charge. Please note that if you elect one of the living benefit riders, you may not allocate premium or contract value to the GET Fund or to the Fixed Interest Allocations. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract.
The optional benefit riders terminate upon surrender of the Contract. Please see “Charges and Fees — Optional Rider
Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select it. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. The ING LifePay Plus and ING
Joint LifePay Plus riders may also impact the death benefit amount under the Contract. More information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the Appendices. You should consult a qualified financial adviser in evaluating the riders. Our Customer Service Center may be able to answer your questions. The telephone number is (800) 366-0066.

Minimum Guaranteed Accumulation Benefit Rider (the “MGAB Rider”). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. The waiting period is 10 years, beginning on the rider date, and the MGAB Charge is deducted only during the 10 year waiting period. Only premiums added to your Contract during the first two-year period after your rider date and any premium credits, if applicable, are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGAB rider, you may not allocate contract value to the GET Fund subaccount or to the Fixed Interest Division.

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The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB
Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed
Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see “Optional Rider Charges.”

The MGAB rider has a waiting period of ten years and, other than for certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus the premium credit, if applicable, reduced pro-rata for withdrawals. Transfers between subaccounts or between a subaccount and a Fixed Interest Allocation within 3 years of the
MGAB Date will also reduce the MGAB Base pro-rata (see examples below).

Calculating the MGAB. We calculate your MGAB as follows:

1)	We first determine your MGAB Base. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

If you purchase the MGAB optional rider as of the contract date, the MGAB Base is the initial premium, and the premium credit, if applicable, increased by eligible premiums, less all withdrawals and, less transfers made within
3 years prior to the MGAB Date. Eligible premiums are premiums added within two years after the rider date.
Premiums added in the third and later rider years are not included in the MGAB Base.

If you purchase the MGAB optional benefit rider after the contract date, contract value is used as the initial value.
The MGAB Base equals the contract value, plus eligible premiums, adjusted for withdrawals and transfers.

We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, plus any premium credits, if applicable, adjusted for subsequent withdrawals and transfers.
Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and the MGAB Charge Base equals the percentage reduction in contract value resulting from the withdrawal. This means that the MGAB Base and MGAB Charge Base are reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. For example, if the contract value is reduced by 25%
as the result of a withdrawal, the MGAB Base and the MBAG Charge Base are also reduced by 25% (rather than by the amount of the withdrawal).

Any transfer between subaccounts or between a subaccount and a Fixed Interest Allocation within 3 years of the
MGAB Date reduces the MGAB Base and MGAB Charge Base on a pro-rata basis, based on the percentage of contract value transferred. Adjustments for such transfers are made as if the transfer was a withdrawal followed by a premium payment to the new investment option, which is not an eligible premium for MGAB benefit purposes.

2)	We then subtract your contract value on the MGAB Date from your MGAB Base. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

3)	Any positive difference is your MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the ING Liquid Assets Portfolio on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

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Examples of the Impact of Transfers between Subaccounts within Three Years of the MGAB Date.

Example #1:	A transfer of $5,000 from Subaccount 1 to Subaccount 2 occurring within three years of the MGAB Date.

	Subaccount 1		Subaccount 2			Total
	Contract	MGAB	Contract	MGAB	Contract	MGAB
	Value	Base	Value	Base	Value	Base
Before
Transfer	15,000	10,000	8,000	10,000	23,000	20,000

After
Transfer	10,000	6,667	13,000	10,000	23,000	16,667

Example #2:	A transfer of $5,000 from Subaccount 2 to Subaccount 1 occurring within three years of the MGAB Date.

	Subaccount 1		Subaccount 2			Total
	Contract	MGAB	Contract	MGAB	Contract		MGAB
	Value	Base	Value	Base	Value		Base
Before
Transfer	15,000	10,000	8,000	10,000	23,000		20,000

After
Transfer	20,000	10,000	3,000	3,750	23,000		13,750

Purchase. The MGAB rider is no longer available for purchase. To purchase the MGAB rider, you must have been age
80 or younger on the rider date. The waiting period must end at or before your annuity start date. The MGAB rider must have been purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company could, in its discretion allow purchase of this rider beyond such date.

The MGAB Charge Base. The MGAB Charge Base is the total of premiums and premium credits, if applicable, added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or your contract value on the rider date plus premiums and premium credits, if applicable, added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

The MGAB Date. The MGAB Date is the date the MGAB rider becomes effective. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years after the rider date. The
MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

Notification. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

No Cancellation. Once you purchase the MGAB rider, you may not cancel it unless you cancel the Contract during the
Contract’s free look period, which also automatically cancels the MGAB rider. Once the Contract continues beyond the free look period, you may not cancel the MGAB rider.

Termination. The MGAB rider is a “living benefit,” which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The MGAB rider automatically terminates if you:

· annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
· die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGAB rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death), including addition of a joint owner.

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Minimum Guaranteed Income Benefit Rider (the “MGIB Rider”). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. Please note that if you elect the MGIB rider, you may not allocate contract value to the Fixed Interest Division. No loans are permitted on Contracts with the MGIB rider. The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the MGIB Rate (as defined below), the adjustment for Special Fund transfers, and any withdrawals you take while the
MGIB rider is in effect. Investing in Special Funds may limit the MGIB benefit because for purposes of determining the
MGIB Benefit Base, Special Funds allocations are not subject to accumulation at the MGIB Rate, and withdrawals and transfers from Special Funds are not dollar-for-dollar, but pro-rata, meaning the MGIB Benefit Base may be reduced by the same proportion that contract value allocated to Special Funds is reduced. For Contracts with the MGIB rider purchased on and after September 4, 2007, the minimum guaranteed amount will also include any eligible premium credits.

Purchase. The MGIB rider is no longer available for purchase, including purchase by owners of existing Contracts.
Previously, you must have been age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date to purchase the MGIB rider. Before April 28, 2008, the maximum age was 79. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must have been purchased on the contract date.
Previously, the Company in its discretion could allow the purchase of this rider after the contract date. There is a ten-year waiting period before you can annuitize under the MGIB rider. If you purchased this rider prior to August 21, 2006, the features and benefits of your rider may differ from those described below, please refer to your contract for more details.

The MGIB Date. The MGIB Date is the date on which you may exercise your right to begin receiving annuity income payments pursuant to the MGIB Rider. The MGIB Date always coincides with your Contract’s anniversary date. You may not exercise your right to begin receiving annuity income payments pursuant to the MGIB Rider until the MGIB Date that is at least ten years after the rider date.

Charges. The charge we deduct under the MGIB Rider is 0.75% of the MGIB Benefit Base. The calculation of the
MGIB Benefit Base is described in “Determining the MGIB Annuity Income,” below. The MGIB rider automatically terminates if the contract value is insufficient to pay the charge for the MGIB rider.

How the MGIB Rider Works. Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB
Date is the greatest of:

1)	your annuity income based on your contract value on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;
2)	your annuity income based on your contract value on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or
3)	the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base
(greater of the Rollup and Ratchet Bases) is sufficiently in excess of the contract value to offset the additional conservatism reflected in the rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the rider.
Please see Appendix E — Examples of Minimum Guaranteed Income Benefit Calculation.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the
Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base (as defined below).

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The MGIB Benefit Base is tracked separately for Covered and Special Funds, based on initial allocation of premium and any premium credit, if applicable. Contract value (not eligible premium) is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base also will include subsequent eligible premiums, if any, which are premiums and related premium credits paid within five years of purchasing the MGIB rider. (Premiums and related premium credits paid after the rider date are excluded.) The following investment options are designated as Special Funds for purposes of calculating the
MGIB Benefit Base: the ING Liquid Assets Portfolio. The ProFunds VP Rising Rates Opportunity Portfolio is also a Special
Fund, but closed to new allocations, effective April 30, 2007. For more information about Covered Funds and Special Funds, please see “The Trust and Funds - Covered Funds and Special Funds.”

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider.
Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

Determining the MGIB Annuity Income. On the MGIB Date, we calculate your MGIB annuity income as follows:

1)	We first determine your MGIB Benefit Base: The MGIB Benefit Base is equal to the greater of the MGIB
Rollup Base and the MGIB Ratchet Base.

	a)	Calculation of MGIB Rollup Base

The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), and (b) where:

(a) is the MGIB Rollup Base for Covered Funds;
(b) is the MGIB Rollup Base for Special Funds;

The Maximum MGIB Base applicable to the MGIB Rollup Base is 250% of eligible premiums (including any related premium credits), adjusted pro-rata for withdrawals. This means that the Maximum MGIB Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The
Maximum MGIB Base is not allocated by Fund category.

The MGIB Rate. Calculation of the MGIB Rollup Base will be impacted by the MGIB Rate. The MGIB
Rate is an annual effective rate at which the eligible premiums (including any related premium credits)
accumulate, which is currently 6%. As noted below, eligible premiums (including any related premium credits) accumulate at the MGIB Rate only up until the oldest contract owner reaches age 80 or the MGIB
Rollup Base reaches the Maximum MGIB Base, and only to the extent that premiums are invested in
Covered Funds.

For example, assume a contract was issued on September 4, 2007 with an initial premium of $10,000, and the issue age of the contract owner was age 60, with an MGIB Date of September 4, 2017. Assuming 100% of the premium was allocated to Covered Funds, the MGIB Rollup Base would be $17,908 on the MGIB Date, the result of the $10,000 initial premium multiplied by the 6% MGIB Rate annually for the 10-year period between the issue date and the MGIB Date.

For Contracts with the MGIB rider purchased before May 1, 2009, the MGIB Rate is 7%.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums (including any related premium credits), allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Base. The MGIB Rollup Base accumulates at 0% thereafter. The MGIB Rate is currently 6% (7% for Contracts with the MGIB rider purchased before May 1, 2009). The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

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The MGIB Rollup Base allocated to Special Funds equals the eligible premiums (including any related premium credits), allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB
Rollup Base for each Fund category (i.e., Covered or Special) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. This means that the MGIB Rollup Base for
Covered Funds and Special Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in
Covered Funds is reduced by 25% as the result of a withdrawal, the MGIB Rollup Base allocated to Covered
Funds is also reduced by 25% (rather than by the amount of the withdrawal).

Because the MGIB Rollup Base is tracked separately for Covered and Special Funds, when you make transfers between Covered and Special Funds, there is an impact on the MGIB Rollup Base. Net transfers between Covered Funds and Special Funds will reduce the MGIB Rollup Base allocated to Covered Funds or
Special Funds, as applicable, on a pro-rata basis. This means that the MGIB Rollup Base allocated to
Covered Funds or Special Funds will be reduced by the same percentage as the transfer bears to the contract value allocated to Covered Funds or Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of the transfer, the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the transfer). The resulting increase in the MGIB Rollup Base allocated to Special Funds will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.
Transfers from Special Funds to Covered Funds are treated in the same way.

In a case where the MGIB Rollup Base for Covered Funds is greater than the contract value in Covered
Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB
Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

For example, assume the MGIB Rollup Base for Covered Funds prior to a transfer from Covered Funds was
$12,000 at a time that the contract value in Covered Funds was $10,000. If the contract owner transferred
25% of this $10,000 ($2,500) from the contract value in the Covered Funds, it would result in a 25%
decrease in the MGIB Rollup Base for Covered Funds, or $3,000 ($12,000 * 25%), which is $500 more than the amount actually transferred from the Covered Funds.

b)	Calculation of MGIB Ratchet Base

The MGIB Ratchet Base for Covered Funds and Special Funds equals:

·	on the rider date, eligible premiums (including any related premium credits) or the contract value (if the rider is added after the contract date) allocated to Covered Funds and Special Funds;

·	on each contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds
and Special Funds is set equal to the greater of:

1)	the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

2)	the MGIB Ratchet Base for Covered Funds and Special Funds from the prior contract anniversary, adjusted for any new eligible premiums (including any related premium credits), withdrawals attributable to Covered Funds or Special Funds, and transfers.

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For Contracts with the MGIB rider purchased before February 2, 2009, the MGIB Ratchet Base for
Covered and Special Funds is recalculated on each “quarterly anniversary date” prior to attainment of age 90. A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month.

Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.

·	at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base
from the prior contract anniversary (quarterly anniversary date for Contracts with the MGIB rider purchased before February 2, 2009), adjusted for subsequent eligible premiums (including any related premium credits), withdrawals attributable to Covered Funds or Special Funds, and transfers.

Withdrawals reduce the MGIB Ratchet Base on a pro-rata basis. The percentage reduction in the MGIB
Ratchet Base for each fund category (i.e., Covered Funds and Special Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal. This means that the MGIB Ratchet
Base for Covered Funds and Special Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds and Special Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal (including surrender charge), the MGIB Ratchet Base allocated to Covered Funds is also reduced by 25% (rather than the amount of the withdrawal).

2) Then we determine the MGIB annuity income by multiplying your MGIB Benefit Base (adjusted for any surrender charge and premium taxes) by the income factor, and then divide by $1,000.

MGIB Income Options

The following are the MGIB Income Options available under the MGIB Rider:

(i)	If MGIB Benefit exercised at ages 10-73:
Income for Life (Single Life or Joint with 100% Survivor) with no more than a 10 year certain fixed period.
(ii)	If MGIB Benefit exercised at ages 74-89:
Income for Life (Single Life or Joint with 100% Survivor) with no more than a six year certain period.
(iii) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Date.

For Contracts with the MGIB rider purchased before September 4, 2007, the exercise ranges were 10 to 74 and 75 to 89. Also, the period certain was seven years instead of six if the MGIB rider is to be exercised during the later age range.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the
MGIB Income Options available under the Rider. This option may only be exercised in the 30-day period prior to a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize under the
Contract without regard to the rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

Investment Option Restrictions. For Contracts with the MGIB rider purchased on and after September 4, 2007, there is an asset allocation requirement. We require that your contract value be allocated in accordance with certain limitations in order to mitigate the insurance risk inherent in our guarantee to provide you with a guaranteed minimum amount of annuity income if you annuitize on the MGIB Date (subject to the terms and conditions of the MGIB rider). There are Accepted Funds,
Fixed Allocation Funds and Other Funds for purposes of this asset allocation requirement. We are not currently applying this asset allocation requirement to the MGIB rider.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Retirement Moderate Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	Fixed Interest Allocation
ING Oppenheimer Active Allocation Portfolio

If this rider was purchased before February 2, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

We may change these designations at any time upon 30 days written notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.
Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate Bond
Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than the Accepted Funds or Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than a percentage of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any MGIB
Rebalancing Date (as defined below), then we will automatically rebalance the contract value allocated to the Fixed
Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed Allocation
Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your Contract.
Currently, the minimum Fixed Allocation Fund percentage is zero – we are not currently imposing these asset allocation requirements. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Fixed Allocation Funds and Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each annual contract anniversary and after any one of the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, then Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix G - Examples of Fixed Allocation
Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds
Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in reallocation into the Fixed
Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the MGIB rider, you are providing the
Company with direction and authorization to process these transactions, including reallocations into the Fixed

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Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your contract value reallocated in this manner.

Relationship of Accepted Funds, Other Funds and Fixed Allocation Funds to Special Funds, Covered Funds and
Restricted Funds. In general, Special Funds, Covered Funds and Restricted Funds impact the value of certain benefits available under living benefit riders, while Accepted Funds and Other Funds relate to the asset allocation requirements required under the living benefit riders. Fixed Allocation Funds Automatic Rebalancing and its fund designations (Accepted Funds,
Fixed Allocation Funds and Other Funds) are in addition to the designations for purposes of calculating the MGIB Benefit
Base (Covered Funds and Special Funds). Please see “The Trusts and Funds – Covered Funds and Special Funds” and “The
Trusts and Funds – Restricted Funds.” Because of this, your ability to allocate your entire contract value to all Covered Funds for purposes of calculating the MGIB Benefit Base is subject to Fixed Allocation Funds Automatic Rebalancing. In the event you allocate contract value to Covered Funds for the purposes of calculating the MGIB Benefit Base that are considered Other
Funds for purposes of the above asset allocation requirements, you will be required to satisfy the asset allocation requirements of Fixed Allocation Funds Automatic Rebalancing. However, we are not currently imposing these asset allocation requirements.

In the event an investment option was designated a Restricted Fund, any allocations to a specific investment option would be further limited to the investment limitations of these funds. Please see “The Trusts and Funds – Restricted Funds.” Currently,
no investment options are designated as a Restricted Fund.

It is possible for an investment option to have two different designations: An Accepted Fund for purposes of Fixed Allocation
Funds Automatic Rebalancing may also be a Special Fund for purposes of calculating the MGIB Rollup Base. While Accepted
Funds are excluded from Fixed Allocation Funds Automatic Rebalancing, and so your allocation to that investment option as an Accepted Fund would not be subject to Fixed Allocation Funds Automatic Rebalancing, the MGIB Rollup Base is impacted as a consequence in as much as your allocation to that investment division as a Special Fund would not accumulate at the
MGIB Rate of 6% per year (7% for Contracts with the MGIB rider purchased before May 1, 2009). Therefore, if we were currently imposing the asset allocation requirements, and a contract owner wished to avoid this result, he or she could allocate among the remaining Accepted Funds, as well as among the remaining Other Funds that are not designated as Special Funds
(subject to Fixed Allocation Funds Automatic Rebalancing).

No Cancellation. Once you purchase the MGIB rider, you may not cancel it unless you: a) cancel the Contract during the
Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d)
otherwise terminate the Contract pursuant to its terms. These events automatically cancel the MGIB rider. Once the Contract continues beyond the free look period, you may not cancel the MGIB rider.

Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The MGIB rider automatically terminates if you:

· annuitize, surrender or otherwise terminate your Contract during the accumulation phase;
· do not have contract value that is sufficient to pay the charge for the MGIB rider; or
· die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

Change of Owner or Annuitant. The MGIB rider will also terminate upon a change of ownership, including adding a joint owner. Once you purchase the MGIB rider, the annuitant may not be changed except when an annuitant who is not a contract owner dies prior to annuitization, in which case a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

In addition to spousal continuation, the following transactions are not considered a change of ownership for purposes of termination of the MGIB rider:

1)	Transfers from custodian to custodian;
2)	Transfers from a custodian for the benefit of an individual to that same individual;
3)	Transfers from an individual to a custodian for the benefit of the same individual;
4)	Collateral assignments;
5)	Transfers from trust to trust where the contract owner and the grantor of the trust is the same individual;

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6)	Transfers from an individual to a trust where the contract owner and the grantor of the trust is the same individual; or
7)	Transfers from a trust to an individual where the contract owner and the grantor of the trust is the same individual.

Notification. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the
Contract. The MGIB rider does not restrict your right to annuitize the Contract using contract values that may be higher than the MGIB annuity benefit.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider is based on conservative actuarial factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero.
You may wish to purchase this rider if you are concerned that you may outlive your income.

Important Note: The below information pertains to the ING LifePay Plus rider which was available for sale from
January 28, 2008 through March 15, 2010. Please see Appendix H if you purchased ING LifePay, the prior form of this rider.

Purchase. Beginning on and after January 28, 2008, you may elect to purchase the ING LifePay Plus rider. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-
natural) on the Contract anniversary on which the rider is effective. The ING LifePay Plus rider is subject to broker/dealer availability. The ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. Please note that with the ING LifePay
Plus rider, you cannot allocate contract value to a Fixed Interest Division at any time.

The ING LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts.
Previously, Contracts issued on and after November 1, 2004 were eligible for the ING LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. Or if your Contract met the above eligibility date and had the ING LifePay rider, you could upgrade to the ING LifePay
Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Rider Date. The rider date is the date the ING LifePay Plus rider becomes effective. If you purchase the ING LifePay
Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING
LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or

ING Empire Traditions – 85618

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2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

How the ING LifePay Plus Rider Works. The ING LifePay Plus rider has both phases and statuses. Through the lifetime of the ING LifePay Plus rider, you will be in one of two phases: the Growth Phase or the Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or on your Contract’s annuity start date. See “The Income Phase – Restrictions on Start Dates and the
Duration of Payments.” During the Growth Phase, no benefits under the ING LifePay Plus rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your contract continue to accumulate. The Withdrawal
Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first.
During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the Withdrawal Phase, this rider has four different statuses that come in a pair to fulfill your withdrawal guarantee:
Guaranteed Withdrawal Status and Automatic Periodic Benefit Status; and Lifetime Guaranteed Withdrawal Status and
Lifetime Automatic Periodic Benefit Status. Together, these status pairs operate to fulfill the rider’s withdrawal guarantee and depend on how old your annuitant is when you take your first withdrawal.

Guaranteed Withdrawal Status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59½ has not yet passed, and continues until certain circumstances occur as noted in
“Guaranteed Withdrawal Status” below. Thereafter, Automatic Periodic Benefit Status would begin ONLY IF your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the
ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual
Withdrawal until the MGWB Base is exhausted. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then Automatic Periodic Benefit Status would not begin. Rather, the Contract and the ING LifePay Plus rider will terminate without value. While the Withdrawal Phase of your rider may begin in Guaranteed Withdrawal Status, your rider may not enter Automatic Periodic Benefit Status

Lifetime Guaranteed Withdrawal Status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59½ has passed, and continues until certain circumstances occur as noted in the “Lifetime
Guaranteed Withdrawal Status” below. Thereafter, Lifetime Automatic Periodic Benefit Status would begin ONLY IF you contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an amount equal to the
Maximum Annual Withdrawal. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then Lifetime Automatic Periodic Benefit Status would not begin. Rather, the Contract and the ING LifePay Plus rider will terminate without value.

Benefits paid under the ING LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay
Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING LifePay Plus rider on the Contract date, the initial ING LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).
2)	If you purchased the ING LifePay Plus rider after the Contract date, the initial ING LifePay Plus Base is equal to the
Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the ING LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any applicable premium credits (“eligible premiums”). In addition, on each contract anniversary, the ING LifePay Plus Base is recalculated as the greater of:

· The current ING LifePay Plus Base; or

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· The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation).
This is referred to as the annual “ratchet.”

If this rider was purchased before February 2, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries ONLY after the Annuitant has reached age 59½, the ING LifePay Plus Base is recalculated as the greatest of:

· The current ING LifePay Plus Base; or
· The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation);
and
· During the Growth Phase, the ING LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.” (Any premium credits applied are excluded from the eligible premiums with a step-up.) If this rider was purchased before February 2, 2009, the annual step-up is 7%.

Please note that there are no partial step-ups. Step-ups are not pro-rated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date, SO LONG AS the Annuitant is at least age 59½.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add LifePay Plus on March
15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING
LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January
1, 2009, assuming the Annuitant is age 59½.

This rider has no cash value. You cannot surrender the Contract for the ING LifePay Plus Base. The ING LifePay Plus Base is
not available to annuitize.

Currently, any additional premiums paid during the Withdrawal Phase are eligible premiums for purposes of determining the
ING LifePay Plus Base and the Maximum Annual Withdrawal. If this rider was purchased before February 2, 2009, any additional premiums paid during the Withdrawal Phase are not eligible premiums, but do increase the Contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING LifePay Plus rider (see “ING
LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary has not passed on which or after the annuitant is age 59½. While the ING LifePay Plus rider is in Guaranteed
Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus
Base dollar-for-dollar. Withdrawals while the ING LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the annuitant reaching age 59½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
2)	reduction of the ING LifePay Plus Base to zero, at which time the rider will terminate;
3)	the date annuity payments begin (see “The Income Phase”);
4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal
(see “Automatic Periodic Benefit Status,” below);
6)	the surrender of the Contract;
7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your spouse beneficiary elects to continue the Contract; or
8)	automatic reset into the Lifetime Guaranteed Withdrawal Status.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change.

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Please note that with the automatic reset into the Lifetime Guaranteed Withdrawal Status, it is possible that the Maximum
Annual Withdrawal, as recalculated, will be less, due to your withdrawals (and reduction of the ING LifePay Plus Base as a result) while the rider was in the Guaranteed Withdrawal Status. See Appendix F, Illustration 6, for an example. Also please note, however, that by declining automatic reset into the Lifetime Guaranteed Withdrawal Status, your ING LifePay Plus Base will not thereafter be automatically reset – to the then current Contract value (excluding any premium credits applied during the 36 months preceding the calculation) if the contract value is higher – as it could be while the rider is in Lifetime
Guaranteed Withdrawal Status. No further resets will be available. For more information, please see “ING LifePay Plus
Reset” below.

If you decline the automatic reset, your rider will continue in the Guaranteed Withdrawal Status. There will not be another opportunity to automatically reset into the Lifetime Guaranteed Withdrawal Status. Thereafter, in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance, your rider’s status will change to Automatic Periodic Benefit Status. In Automatic Periodic Benefit
Status, other than the payments as provided under the ING LifePay Plus rider, the Contract will provide no further benefits
(including death benefits). In the event contract value is reduced to zero by a withdrawal in excess of the Maximum Annual
Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Automatic Periodic Benefit Status” below.

Please see below for more information about each of this rider’s four different statuses.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, SO LONG AS the quarterly contract anniversary has passed on which or after the annuitant is age 59½. Or for Contracts in Guaranteed
Withdrawal Status, the Lifetime Guaranteed Withdrawal Status begins upon automatic reset. This status continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal
(see “Lifetime Automatic Periodic Benefit Status,” below);
4)	the surrender of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In
Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the ING LifePay Plus rider, the
Contract will provide no further benefits (including death benefits). Otherwise, if Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Lifetime Automatic Periodic
Benefit Status” below. As described below, certain features of the ING LifePay Plus rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay
Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the
Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
0-64*	4%*
65-75	5%
76-80	6%
81+	7%

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*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age
59½, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus
Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the ING LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

If this rider was purchased before February 2, 2009, the Maximum Annual Withdrawal Percentages are:

Maximum Annual
Annuitant Age	Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59½, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-
for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the ING LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual
Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual
Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING LifePay Plus rider’s Lifetime
Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the
Maximum Annual Withdrawal.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals. The amount of your withdrawal or withdrawals in any Contract year that, when added together, do not exceed the Maximum Annual
Withdrawal do not reduce the Maximum Annual Withdrawal. However, if the total amount of your withdrawals in any
Contract year exceeds the Maximum Annual Withdrawal, then the Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the Maximum Annual Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See Appendix F, Illustrations 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum
Distribution rules of the Tax Code are considered withdrawals for purposes of the ING LifePay Plus rider and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal that exceed the Maximum
Annual Withdrawal for a specific Contract year will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay Plus rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an
Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

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2)	Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year –
without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed the Maximum Annual Withdrawal and all available Additional
Withdrawal Amounts, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the
Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum
Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire.

5)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum Annual
Withdrawal Amount. See “ING LifePay Plus Reset Option” below. The Additional Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix F, Illustrations 3 and 4.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the
Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits (including death benefits) other than as provided under the ING
LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the
Maximum Annual Withdrawal. These payments will continue until the ING LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

If when the ING LifePay Plus rider enters Automatic Periodic Benefit Status your net withdrawals to date are less than the
Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic
Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Automatic
Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each
Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment

ING Empire Traditions – 85618

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dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-
annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit
Status and you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits (including death benefits) other than as provided under the ING
LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime
Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic
Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each
Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-
annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual
Withdrawal has been determined, on each contract anniversary we will increase (or “reset”) the ING LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the
Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

If this rider was purchased before February 2, 2009, the ING LifePay Plus Base and Maximum Annul Withdrawal is reset on each quarterly contract anniversary.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset).
Please note, however, that by declining a reset, your ING LifePay Plus Base will not thereafter be reset, and the Maximum
Annual Withdrawal will also not be recalculated; no further resets will be available.

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Investment Option Restrictions. While this rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
On or after February 2, 2009	30%
Before February 2, 2009	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below for more information. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Retirement Moderate Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	Fixed Interest Allocation
ING Oppenheimer Active Allocation Portfolio

If this rider was purchased before February 2, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate your contract value to one or more of the Fixed Allocation Funds. We consider the ING
Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic
Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the specified percentage of the total Contract value allocated to both the Fixed Allocation Funds and Other Funds on any ING LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed
Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation
Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed
Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the
Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing
Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

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Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.
However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix G – Examples of Fixed Allocation
Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed
Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see
“Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Plus Base will be reset to equal the greater of the ING
LifePay Plus Base and the then current Contract value;
3)	The ING LifePay Plus charges will restart and be the same as were in effect prior to the claim date;
4)	Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;
5)	Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;
6)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and
7)	The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.

3)	On the quarterly Contract anniversary that the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider.

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4)	The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay Plus rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of
Owner or Annuitant” and “Continuation After Death – Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay Plus rider to the beneficiary. While in Lifetime
Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining ING LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount, so long as there is contract value from which to take your withdrawals. However, once your Contract value is zero, any periodic payments under the ING LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk
Charge) would be deducted. See Appendix F for examples.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus Rider, see
“Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The ING Joint
LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Important Note: The Below information pertains to the ING Joint LifePay Plus rider which was available for sale from January 28, 2008 through March 15, 2010. Please see Appendix H if you purchased ING Joint LifePay, the prior form of this rider.

Purchase. Beginning on and after January 28, 2008, you may elect to purchase the ING Joint LifePay Plus rider. The
ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING
Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary Requirements,” below. The maximum issue age is 80.
Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay Plus rider is

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effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. The ING Joint
LifePay Plus rider is subject to broker/dealer availability. The ING Joint LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,”
below. Please note that with the ING Joint LifePay Plus rider, you cannot allocate contract value to a Fixed Interest
Division at any time.

The ING Joint LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts.
Previously, Contracts issued on and after November 1, 2004 were eligible for the ING Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have had a living benefit rider. Or if your Contract met the above eligibility date and had the ING Joint LifePay rider, you could upgrade to the ING
Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact our Customer Service
Center for more information.

Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay Plus rider date is the date the ING Joint LifePay Plus rider becomes effective. If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider date is also the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you: a) cancel the contract during the contract’s free look period; b) surrender the Contract; c) start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider;
2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or
3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

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Active Status. Once the ING Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint
LifePay Plus rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the ING Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.
2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).
3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING
Joint LifePay Plus rider. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

How the ING Joint LifePay Plus Rider Works. The ING Joint LifePay Plus rider has both phases and statuses.
Through the lifetime of the ING Joint LifePay Plus rider, you will be in one of two phases: the Growth Phase or the
Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or on your Contract’s annuity start date. See “The Income Phase – Restrictions on
Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING Joint LifePay Plus rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your contract continue to accumulate.
The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the Withdrawal Phase, this rider has four different statuses that come in a pair to fulfill your withdrawal guarantee:
Guaranteed Withdrawal Status and Automatic Periodic Benefit Status; and Lifetime Guaranteed Withdrawal Status and
Lifetime Automatic Periodic Benefit Status. Together, these status pairs operate to fulfill the rider’s withdrawal guarantee and depend on how old the youngest active spouse is when you take your first withdrawal.

Guaranteed Withdrawal Status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed, and continues until certain circumstances occur as noted in “Guaranteed Withdrawal Status” below. Thereafter, Automatic Periodic Benefit Status would begin ONLY IF your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals.
Instead, under the ING Joint LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the
Maximum Annual Withdrawal until the ING Joint LifePay Plus Base is exhausted. Alternatively, in the event your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then Automatic Periodic Benefit
Status would not begin. Rather, the Contract and the ING Joint LifePay Plus rider will terminate without value. While the
Withdrawal Phase of your rider may begin in Guaranteed Withdrawal Status, your rider may not enter Automatic Periodic
Benefit Status.

Lifetime Guaranteed Withdrawal Status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed, and continues until certain circumstances occur as noted in the
“Lifetime Guaranteed Withdrawal Status” below. Thereafter, Lifetime Automatic Periodic Benefit Status would begin ONLY
IF you contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider, you will begin to receive periodic payments in an amount equal to the Maximum Annual Withdrawal. Alternatively, in the event your contract value is depleted because of withdrawals that

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exceed the Maximum Annual Withdrawal, then Lifetime Automatic Periodic Benefit Status would not begin. Rather, the
Contract and the ING Joint LifePay Plus rider will terminate without value.

Benefits paid under the ING Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The ING
Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual
Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay Plus rider on the contract date, the initial ING Joint LifePay Plus Base is equal to the initial premium (excluding any premium credit available with your Contract).
2)	If you purchased the ING Joint LifePay Plus rider after the contract date, the initial ING Joint LifePay Plus Base is equal to the contract value on the effective date of the ING Joint LifePay Plus rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any applicable premium credits (“eligible premiums”). In addition, on each contract anniversary, the ING Joint LifePay Plus
Base is recalculated as the greater of:

· The current ING Joint LifePay Plus Base; or
· The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation).
This is referred to as the annual “ratchet.”

If this rider was purchased before February 2, 2009, the ING Joint LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). This is referred to as a quarterly “ratchet.”

Also, on each of the first five contract anniversaries ONLY after the youngest active spouse reaches age 65, the ING Joint
LifePay Plus Base is recalculated as the greatest of:

· The current ING Joint LifePay Plus Base; or
· The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation);
and
· During the Growth Phase, the ING Joint LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.” (Any premium credits applied are excluded from the eligible premiums with a step-up.) If this rider was purchased before February 2, 2009, the annual step-up is 7%.

Please note that there are no partial step-ups. Step-ups are not pro-rated. So for existing Contracts to which this rider is added
(a post Contract issuance election), the first opportunity for a step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider date, SO LONG AS the youngest active spouse is at least age 65.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add Joint LifePay Plus on
March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING Joint
LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January
1, 2009, assuming the youngest active spouse is age 65.

This rider has no cash value. You cannot surrender the Contract for the ING Joint LifePay Plus Base. The ING Joint LifePay
Plus Base is not available to annuitize.

Currently, any additional premiums paid during the Withdrawal Phase are eligible premiums for purposes of determining the
ING Joint LifePay Plus Base and the Maximum Annual Withdrawal. If this rider was purchased before February 2, 2009, any additional premiums paid during the Withdrawal Phase are not eligible premiums, but do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING
Joint LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal
Phase.

Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary has not passed on which or after the youngest active spouse is age 65. While the ING Joint LifePay Plus rider is in
Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING

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Joint LifePay Plus Base dollar-for-dollar. Withdrawals while the ING Joint LifePay Plus rider is in Guaranteed Withdrawal
Status are not guaranteed for the lifetime of the annuitant. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
2)	reduction of the ING Joint LifePay Plus Base to zero, at which time the rider will terminate;
3)	the date annuity payments begin (see “The Income Phase”);
4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal
(see “Automatic Periodic Benefit Status,” below);
6)	the surrender of the Contract;
7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your spouse beneficiary elects to continue the Contract; or
8)	automatic reset into the Lifetime Guaranteed Withdrawal Status.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change.

Please note with the automatic reset into the Lifetime Guaranteed Withdrawal Status, it is possible that the Maximum Annual
Withdrawal, as recalculated, will be less due to your withdrawals (and reduction of the ING Joint LifePay Plus Base as a result)
while the rider was in Guaranteed Withdrawal Status. See Appendix F, Illustration 6, for an example. Also please note, however, that by declining automatic reset into the Lifetime Guaranteed Withdrawal Status, your ING Joint LifePay Plus will not thereafter be automatically reset – to the then current contract value (excluding any premium credits applied during the 36 months preceding the calculation) if the contract value is higher – as it could be while the rider is in Lifetime Guaranteed
Withdrawal Status. No further resets will be available. For more information, please see “ING Joint LifePay Plus Reset”
below.

If you decline the automatic reset, your rider will continue in the Guaranteed Withdrawal Status. There will not be another opportunity to automatically reset into the Lifetime Guaranteed Withdrawal Status. Thereafter, in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance, your rider’s status will change to Automatic Periodic Benefit Status. In Automatic Periodic Benefit
Status, other than the payments as provided under the ING Joint LifePay Plus rider, the Contract will provide no further benefits (including death benefits). In the event contract value is reduced to zero by a withdrawal in excess of the Maximum
Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Automatic Periodic Benefit Status,” below.

Please see below for more information about each of this rider’s four different statuses.

Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, SO LONG AS the quarterly contract anniversary has passed on which or after the youngest active spouse is age 65. Or for Contracts in
Guaranteed Withdrawal Status, the Lifetime Guaranteed Withdrawal Status begins upon automatic reset. This status continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal
(see “Lifetime Automatic Periodic Benefit Status,” below);
4)	the surrender of the contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your active spouse beneficiary elects to continue the contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In
Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the ING Joint LifePay Plus rider, the
Contract will provide no further benefits (including death benefits). Otherwise, if contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Lifetime Automatic Periodic

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Benefit Status” below. As described below, certain features of the ING Joint LifePay Plus rider may differ depending on whether you are in the Lifetime Guaranteed Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the contract value and 2) the ING Joint
LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint
LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal
Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal
percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage
0-64*	4%*
65-75	5%
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to 4% will reduce the ING Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint LifePay Plus Base will automatically be reset to the current
Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the
Maximum Annual Withdrawal will be recalculated.

If this rider was purchased before February 2, 2009, the Maximum Annual Withdrawal Percentages are:

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING Joint LifePay Plus Base dollar-
for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint LifePay Plus Base will automatically be reset to the current
Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum
Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum
Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING Joint LifePay Plus rider’s Lifetime
Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the
Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals. The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the Maximum Withdrawal
Amount do not reduce the Maximum Withdrawal Amount. However, if the total amount of your withdrawals in any contract year exceeds the Maximum Annual Withdrawal, then the Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the excess withdrawal.

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For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a contract year exceeds the Maximum Annual Withdrawal and triggers a pro-rata reduction.
However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See Appendix FI, Illustrations 1 and 2 for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum
Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal that exceeds the
Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay Plus rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before
January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year – without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed the Maximum Annual Withdrawal and all available Additional
Withdrawal Amounts, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the
Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and is recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum
Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any remaining amount will expire.

5)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum Annual
Withdrawal Amount. See “ING Joint LifePay Plus Reset Option” below. The Additional Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix F, Illustrations 3 and 4.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Plus
Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the
Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING Joint LifePay Plus
Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits (including death benefits) other than as provided under the ING
Joint LifePay Plus rider;
2)	no further premium payments will be accepted; and

ING Empire Traditions – 85618

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3) any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the
Maximum Annual Withdrawal. These payments will continue until the ING Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

If when the ING Joint LifePay Plus rider enters Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic
Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic payments pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Automatic Periodic
Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay Plus rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the ING Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the
ING Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum
Annual Withdrawal.

When the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the ING Joint
LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay Plus rider at the time this status begins. If both spouses are active under the ING Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without value.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately.
The periodic payments will begin on the last day of the first full contract year following the date the rider enters Lifetime
Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic payments pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay Plus rider enters
Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

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ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual
Withdrawal has been determined, on each contract anniversary we will increase (or “reset”) the ING Joint LifePay Plus
Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset
ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

If this rider was purchased before February 2, 2009, the ING Joint LifePay Plus Base and Maximum Annual Withdrawal is
reset on each quarterly contract anniversary.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset).
Please note, however, that by declining a reset, your ING Joint LifePay Plus Base will not thereafter be reset, and the
Maximum Annual Withdrawal will also not be recalculated; no further resets will be available.

Investment Option Restrictions. While this rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
On or After February 2, 2009	30%
Before February 2, 2009	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Retirement Moderate Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	Fixed Interest Allocation
ING Oppenheimer Active Allocation Portfolio

If this rider was purchased before February 2, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

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Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than the specified percentage of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any ING
Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation
Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds
Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix G – Examples of Fixed Allocation Funds
Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic
Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay
Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the
ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the
Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual
Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,”
above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the ING Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay Plus rider will remain in effect pursuant to its original terms and ING
Joint LifePay Plus coverage and charges will continue. As of the date the contract is continued, the ING Joint
LifePay Plus Base will be reset to the current Contract value, if greater, and the Maximum Annual Withdrawal will be recalculated as the Maximum Annual Withdrawal percentage multiplied by the new ING Joint LifePay
Plus Base on the date the contract is continued. However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

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If the surviving spouse elects not to continue the contract, ING Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay Plus rider terminates and ING Joint
LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The
ING Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;
2)	change of owner from one custodian to another custodian for the benefit of the same individual;
3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay Plus rider, the amount of your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount, so long as there is contract value from which to take your withdrawals. However, once your contract value is zero, any periodic payments under the ING Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the
Mortality and Expense Risk Charge) would be deducted. See Appendix F for examples.

Loans. No loans are permitted on Contracts with the ING Joint LifePay Plus rider.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the ING Joint
LifePay Plus rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.

WITHDRAWALS

Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you may incur a surrender charge. There is no surrender charge if, during each contract year, the amount withdrawn is 10% or less of your contract value on the date of the withdrawal, less prior withdrawals during that contract year. Under Option Package III, any unused percentage of the 10% Free Withdrawal Amount from a contract year will carry forward into successive contract years, based on the percentage remaining at the time of the last withdrawal in that contract year. In no event will the Free
Withdrawal Amount at any time exceed 30% of contract value. Please see Appendix D, Surrender Charge for Excess
Withdrawals Example.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro-rata basis from all of the subaccounts in which you are invested.
If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest
Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer
Service Center. The contract value may be more or less than the premium payments made.

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Your withdrawals under the ING LifePay Plus or ING Joint LifePay Plus riders will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments to which you may be entitled under these optional riders will not be subject to surrender charges.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. So, in this event, you would either need to take your withdrawal from the Restricted Funds or pro-rata from all variable subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional rider is in effect. Withdrawals may be subject to taxation and tax penalties. Other than the surrender charge, there is no separate charge for electing any of the withdrawal options.

We offer the following three withdrawal options:

Regular Withdrawals
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100.

Systematic Withdrawals
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the
Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1)
a fixed dollar amount, or (2) an amount based on a percentage of the contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

Maximum Percentage
Frequency	of Contract Value
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

A fixed dollar systematic withdrawal of less than $100 on any withdrawal date will terminate your systematic withdrawal. If the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal
Feature which you may add to your regular systematic withdrawal program.

If your systematic withdrawal is based on a percentage of contract value and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions. Unless you provide alternative instructions, if the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

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You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.
If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.

The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any surrender charges. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with
Section 72(q) or 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will apply the surrender charge directly to your contract value (rather than to the systematic withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges when they exceed the applicable maximum percentage.

IRA Withdrawals
If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

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TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the income phase payment start date. Please note that if you elect one of the living benefit riders, you may not allocate contract value to the Fixed Interest Allocations. Transfers to a GET Fund series may only be made during the offering period for that GET Fund series. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer
Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed
Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. Eastern Time or the close of regular trading on the New York Stock Exchange will be effected on the next business day. Separate Account NY-B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers.

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

· Increased trading and transaction costs;
· Forced and unplanned portfolio turnover;
· Lost opportunity costs; and
· Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-
timing investment strategies or make frequent transfers should not purchase the Contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our
Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

· Meets or exceeds our current definition of Excessive Trading, as defined below; or
· Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

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We currently define Excessive Trading as:

· More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period
(hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-
trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
· Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

· Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
· Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
· Purchases and sales of fund shares in the amount of $5,000 or less;
· Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
· Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING
Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic
Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be
Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive
Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of
Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading
Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our
Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

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We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading
Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging
You may elect to participate in our dollar cost averaging (DCA) program through either the ING Liquid Assets Portfolio or a
Fixed Interest Allocation, subject to availability, starting 30 days after the Contract Date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify. There is no additional charge for dollar cost averaging. Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

We also may offer DCA Fixed Interest Allocations for durations of 6 months and 1 year, subject to availability, exclusively for use with the dollar cost averaging program. Transfers made pursuant to a dollar cost averaging program do not count toward the 12-transfer limit on free transfers. There is no additional charge for the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration. The last payment will include earnings accrued over the duration. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis, subject to any fund purchase restrictions. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred and the program

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will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer
Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may
not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Trust and Funds – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

· Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

· Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted
Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to Restricted Funds.

· Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

The GET Fund may not be included in a dollar cost averaging program. We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed
Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time. Transfers made pursuant to a dollar cost averaging program do not count toward the 12-transfer limit on free transfers.

Automatic Rebalancing
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account NY-B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-
Restricted Funds, subject to the limitations described above in this section and in “Trust and Funds – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds. Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the
12-transfer limit on free transfers. Amounts allocated to the GET Fund will not be affected by automatic rebalancing. There is no additional charge for this feature.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Interest Division. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals effected on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase
During the accumulation phase, a death benefit is payable when either the contract owner or the first of joint owners (under
Option Package I only) or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the
Contract. The death benefit paid depends on the option package you have chosen. The death benefit value is calculated as of the claim date (the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center). If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the income phase payment options or, if available, paid over the beneficiary’s life expectancy. (See
“Systematic Withdrawals” above.) A beneficiary’s right to elect an income phase payment option or receive a lump sum payment may have been restricted by a contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an income phase payment option, we will make a single sum distribution. Unless you elect otherwise, the distribution will generally be made into an interest bearing account, backed by our general account. This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature.
The beneficiary may access death benefit proceeds at any time without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Federal Tax
Considerations – Required Distributions upon Death.” At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying our Customer Service Center.

You may select one of the option packages described below which will determine the death benefit payable. Option Packages
II and III are not available where the Contract is held by joint owners. A change in ownership of the Contract may affect the amount of the death benefit payable.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

The death benefit depends upon the option package in effect on the date the contract owner dies.

The differences are summarized as follows:

	Option Package I		Option Package II		Option Package III
Death Benefit	The greatest of:		The greatest of:		The greatest of:
on Death of the	(1)	the Standard Death	(1)	the Standard Death	(1)	the Standard Death
Owner:		Benefit*;		Benefit*;		Benefit*;
	(2)	the contract value*; or	(2)	the contract value*;	(2)	the contract value*;
	(3)	return of premium.	(3)	return of premium; or	(3)	return of premium; or
			(4)	the Annual Ratchet	(4)	the Annual Ratchet
				death benefit*.		death benefit*.

* less any premium credits added after or within 12 months prior to death.

Return of premium equals premiums paid, excluding any premium credits, reduced pro-rata for withdrawals.

The Standard Death Benefit equals total premium payments plus premium credits reduced pro-rata for withdrawals.

The Annual Ratchet Enhanced Death Benefit equals the maximum contract value on each contract anniversary occurring on or prior to attainment of age 90, adjusted for new premiums and premium credits and reduced pro-rata for withdrawals. On the contract date, the Annual Ratchet Enhanced Death Benefit equals the initial premium plus any premium credit.

The pro-rata withdrawal adjustment to the guaranteed death benefit amount under Option Package I, II or III is equal to (1)
divided by (2), with the result multiplied by (3) where:

(1)	is the Contract Value withdrawn;
(2)	is the Contract Value immediately prior to the withdrawal; and

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(3) is the amount of the applicable death benefit immediately prior to the withdrawal.

The reduction in the guaranteed death benefit may be greater than the amount withdrawn. Any premium credit added after or within 12 months prior to the date of death is forfeited, and is not included in the Contract Value for purposes of calculating the
Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

Transfers Between Option Packages. You may transfer from one option package to another on each contract anniversary. A written request for such transfer must be received at our Customer Service Center within 60 days prior to the contract anniversary. No transfers between option packages are permitted: 1) after you attain age 80; or 2) if the Contract is owned by joint owners. A change of owner may cause an option package transfer on other than a contract anniversary. If you transfer from Option I to Option II or III, the Annual Ratchet Death Benefit will equal the contract value on the effective date of the transfer.

	Transfers to Option		Transfers to Option
	Package I		Packages II or III
Minimum	Non-		Non-
Contract	Qualified:	Qualified:	Qualified:	Qualified:
Value	$15,000	$1,500	$5,000	$1,500

Death Benefit During the Income Phase
If any contract owner or the annuitant dies during the income phase, we will pay the beneficiary any certain benefit remaining under the income phase payment option in effect at the time.

Continuation after Death — Spouse
If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

The death benefits under each of the available options will continue based on the surviving spouse’s age on the date that ownership changes. If death occurs during the first contract year, the premium credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven-year period. The premium credit will be subject to recapture upon surrender of the Contract or partial withdrawal, in accordance with the premium credit forfeiture schedule. Subsequent premium payments made by the continuing spouse during the first contract year will be subject to the premium credit option charge and the premium credit forfeiture schedule. See “The Annuity Contract –
Additional Credit to Premium.”

If death occurs after the first contract year, the premium credit will not be forfeited upon spousal continuation, and the premium credit option charge will continue for the remainder of the seven year period. The premium credit will not be subject to forfeiture upon surrender of the Contract or partial withdrawals.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

Continuation after Death — Non Spouse
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the “Tax Code”) apply. See next section, “Required Distributions upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts

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in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit. If the guaranteed death benefit is less than or equal to the contract value, the contract value will not change.

If death occurs within 12 months of a premium credit being applied, the premium credit will be forfeited and not included in the calculation of either the contract value, the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit.

The death benefit terminates upon continuation. At subsequent surrender, any surrender charge applicable to premium payments paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

Required Distributions Upon Contract Owner’s Death
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of
Section 72(s) of the Tax Code.

If any owner of a non-qualified contract dies before the income phase payment start date, the death benefit payable to the beneficiary calculated as described under “Death Benefit Choices” in this prospectus, will be distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s sole beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3)
all rights and privileges granted by the Contract or allowed by ReliaStar of NY will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the
Contract or fails to make a timely election as described in this paragraph. If the owner’s beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from a non-spouse owner’s beneficiary within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner’s date of death. Such cash payment will be in full settlement of all our liability under the Contract.

The death benefits under any of the Options will terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Premiums are not permitted after such date.

If a contract owner dies after the income phase payment start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of the owner.

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Effect of ING LifePay Plus and ING Joint LifePay Plus Riders on Death Benefit
Please see “ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider – Death of Owner or
Annuitant” for information about the effect of the ING LifePay Plus rider on the death benefit under your Contract and a description of the impact of the owner’s or annuitant’s death on the ING LifePay Plus rider. Please see “ING Joint LifePay Plus
Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider – Death of Owner or Annuitant” for information about the effect of the ING Joint LifePay Plus rider on the death benefit under your Contract and a description of the impact of the owner’s or annuitant’s death on the ING Joint LifePay Plus rider.

THE INCOME PHASE

During the income phase, you stop contributing dollars to your contract and start receiving payments from your accumulated contract value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

· Payment start date;
· Income phase payment option (see the income phase payment options table in this section);
· Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
· Choice of fixed, and, if available at the time an income phase payment option is selected, variable or a combination of both fixed and variable payments; and
· Selection of an assumed net investment rate (only if variable payments are elected).

Your Contract will continue in the accumulation phase until you properly start income phase payments. Once an income phase payment option is selected, it may not be changed. Our current annuity options provide only for fixed payments.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include:
your age; gender; contract value; the income phase payment option selected; the number of guaranteed payments (if any)
selected; whether you select fixed, variable or a combination of both fixed and variable payments; and, for variable payments, the assumed net investment rate selected. Variable payments are not currently available.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable income phase payments, you must select an assumed net investment rate. Variable payments are not currently available.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3½%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3½% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI.

Minimum Payment Amounts. The income phase payment option you select must result in:

·	A first income phase payment of at least $50; and
·	Total yearly income phase payments of at least $250.

If your contract value is too low to meet these minimum payment amounts, you will receive one lump-sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based on increases reflected in the Consumer
Price Index-Urban (CPI-U) since July 1, 1993.

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Betterment of Rates. If the payments under the Income Phase Payment Option that you elect would be lower than the payments that would be provided using the same value (greater of cash surrender value or 95% of contract value) under a single premium immediate annuity then offered by us, you will receive the larger payments under your payment option.

Restrictions on Start Dates and the Duration of Payments. Income phase payments may not begin during the first contract year, or, unless we consent, later than the later of:

·	The first day of the month following the annuitant’s 90th birthday; or
·	The tenth anniversary of the last premium payment made to your Contract.

Income phase payments will not begin until you have selected an income phase payment option. If there are surrender charges remaining on the income phase payment start date, your income phase payment option must be either a life annuity or have a period certain of at least 10 years. Failure to select an income phase payment option by the later of the annuitant’s 85th birthday or the tenth anniversary of your last premium payment may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering delaying the selection of an income phase payment option before the later of these dates.

For qualified contracts only, income phase payments may not extend beyond:

1)	The life of the annuitant;
2)	The joint lives of the annuitant and beneficiary;
3)	A guaranteed period greater than the annuitant’s life expectancy; or
4)	A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary.

When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 100.

If income phase payments start when the annuitant is at an advanced age, such as over 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.

See “Federal Tax Considerations” for further discussion of rules relating to income phase payments.

Charges Deducted

· If you elect a life income payment option, we make a daily deduction for mortality and expense risks equal to 1.25%
of amounts invested in the subaccounts. If variable income phase payments are selected, we make a daily deduction for expense risks from amounts held in the subaccounts. Therefore, if you choose variable income phase payments and a nonlifetime income phase payment option, we still make a deduction from the subaccounts you select, even though we no longer assume mortality risks. The amount of this charge, on an annual basis, is equal to 1.25% of amounts invested in the subaccounts. See “Fees and Expenses.”

· An administrative expense charge of 0.15% applies during the income phase. We deduct this charge daily from the subaccounts corresponding to the funds you select. The charge applies during the entire income phase. See “Fees and
Expenses.”

· If the premium credit option was elected, the premium credit option charge of 0.50% continues during the income phase for the remainder of the seven year period from the addition of the premium credit. We deduct this charge daily from your contract value in both the subaccounts and the Fixed Interest Division. See “Fees and Expenses.”

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment options table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Customer
Service Center. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account, that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. If continuing income phase payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

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Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your contract value, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code.
Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Federal Tax Considerations.”

Payment Options
The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the Contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit, if any, under the income phase payment option selected.

Lifetime Income Phase Payment Option
Life Income		Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.
Death Benefit—None: All payments end upon the annuitant’s death.
Life Income—		Length of Payments: For as long as the annuitant lives, with payments guaranteed for your
Guaranteed		choice of 5 to 30 years or as otherwise specified in the contract.
Payments		Death Benefit—Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Life Income—		Length of Payments: For as long as either annuitant lives. It is possible that only one
Two Lives		payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments: When you select this option you choose for:
	a)	100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
	b)	100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit—None: All payments end upon the death of both annuitants.
Life Income—		Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5
Two Lives—		to 30 years or as otherwise specified in the contract.
Guaranteed		Continuing Payments: 100% of the payment to continue to the surviving annuitant after the
Payments		first death.
Death Benefit—Payment to the Beneficiary: If both annuitants die before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Life Income— Cash		Length of Payments: For as long as the annuitant lives.
Refund Option		Death Benefit—Payment to the Beneficiary: Following the annuitant’s death, we will pay a
(limited		lump sum payment equal to the amount originally applied to the income phase payment option
availability—fixed		(less any applicable premium tax) and less the total amount of income payments paid.
payments only)
Life Income—Two		Length of Payments: For as long as either annuitant lives.
Lives—Cash		Continuing Payments: 100% of the payment to continue after the first death.
Refund Option		Death Benefit—Payment to the Beneficiary: When both annuitants die we will pay a lump-
(limited		sum payment equal to the amount applied to the income phase payment option (less any
availability—fixed		applicable premium tax) and less the total amount of income payments paid.
payments only)

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Nonlifetime Income Phase Payment Option
Nonlifetime—	Length of Payments: You may select payments for 5 to 30 years (15 to 30 years if you
Guaranteed	elected the premium bonus option). In certain cases a lump-sum payment may be requested at
Payments	any time (see below).
Death Benefit—Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Lump-Sum Payment: If the “Nonlifetime—Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum.
Any such lump-sum payments will be treated as a withdrawal during the accumulation phase and we will charge any applicable surrender charge. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at our Customer Service Center.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners
We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value. You have 30 days to notify our
Customer Service Center of any errors or discrepancies. We will notify you when any shareholder reports of the investment portfolios in which Separate Account NY-B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the seven permitted days, on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York
Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in
Separate Account NY-B may not reasonably occur or so that the Company may not reasonably determine the value of Separate
Account NY-B’s net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the
Contract shall be those that the premium payment would have bought at the correct age or sex.

Assigning the Contract as Collateral
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

Free Look
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Your state may require a longer free look period under certain circumstances. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, we exclude any premium credit and include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios, the contract value returned may be greater or less than the premium payment you paid. We may, at our discretion, require that premiums designated for investment in the subaccounts as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount (currently, the ING Liquid Assets Portfolio) during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your
Contract and cancellation request. We determine your contract value at the close of business on the day we receive your

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written request. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract
Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, Pennsylvania 19380 is the principal underwriter and distributor of the Contract, as well as of contracts issued by our affiliates, ING USA Annuity and Life Insurance Company and ING Life Insurance and Annuity Company. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial
Industry Regulatory Authority, Inc., or FINRA.

Directed Services LLC does not retain any commissions or compensation that we pay to it for Contract sales. Directed Services
LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products, which representatives we refer to as selling firms. Selling firms are also registered with the SEC and are FINRA member firms.

The following selling firm is affiliated with the Company and has entered into a selling agreement with Directed
Services LLC for the sale of our variable annuity contracts:

  ING Financial Partners, Inc.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services
LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.5% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of
Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm’s practices. Commissions and annual compensation, when combined, could exceed 7.5% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

· Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

· Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

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· Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;

· Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;

· Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of policies; and

· Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses
(including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the
Contract.

The following is a list of the top 25 selling firms that, during 2011, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	LPL Financial Corporation	14.	First Allied Securities Inc.
2.	Morgan Stanley Smith Barney LLC.	15.	Woodbury Financial Services Inc.
3.	ING Financial Partners Inc.	16.	Wells Fargo SEC, LLC
4.	Merrill Lynch, Pierce, Fenner & Smith, Incorporated	17.	SII Investments Inc.
5.	Wells Fargo Advisors, LLC	18.	Wells Fargo Advisors Financial Network, LLC
6.	Wells Fargo Advisors, LLC (Bank Channel)	19.	Commonwealth Financial Network Inc.
7.	UBS Financial Services Inc.	20.	Centaurus Financial Inc.
8.	Raymond James Financial Services Inc.	21.	Royal Alliance Assoc.
9.	National Planning Corporation	22.	PrimeVest Financial Services Inc.
10.	Multi-Financial Securities Corporation	23.	RBC Capital Markets Corporation
11.	Financial Network Investment Corporation	24.	Cambridge Investment Research Inc.
12.	Securities America Inc.	25.	Raymond James and Associates Inc.
13.	ING Financial Partners, Inc. CAREER

Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

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This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights
We will vote the shares of a Trust owned by Separate Account NY-B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account NY-B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation
We are regulated by the Insurance Department of the State of New York. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The variable Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings
We are not aware of any pending legal proceedings that involve Separate Account NY-B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief.
Directed Services LLC is not involved in any legal proceeding that, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

FEDERAL TAX CONSIDERATIONS

Introduction
This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

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Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and
We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.

Types of Contracts: Non-Qualified or Qualified
The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis
(qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans that are intended to qualify for special income tax treatment under Sections 401,
408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Premiums
You may not deduct the amount of your premiums to a non-qualified contract.

Taxation of Gains Prior to Distribution
Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be
“adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the
Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income.
Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The
Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

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Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these
Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract”
(generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the
Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time.
Investment in the contract is generally equal to the amount of all premiums to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10%
of the amount treated as income. In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
the distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

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First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the
Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional
10% tax penalty. We are not
responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax advisor prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

On September 27, 2010, President Obama signed into law the Small Business Jobs Act of 2010, which included language that permits the partial annuitization of non-qualified annuities, effective for amounts received in taxable years beginning after
December 31, 2010. The provision applies an exclusion ratio to any amount received as an annuity under a portion of an annuity provided that the annuity payments are made for a period of 10 years or more or for life.
Please consult your tax adviser before electing a partial
annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant.
Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2012, your entire balance must be distributed by
August 31, 2017. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

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The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a
Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General
The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

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Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn.
However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself.
Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.
Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-
free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA.
Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.
Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another
Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section
403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in

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restrictions on a participant’s right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General
Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the Pension
Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k)
or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006 (401(k)
plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

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Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

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The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is directly transferred into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan; or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the Treasury
Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section
403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options)
from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a
403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually)
over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax
Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs
Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

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If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2012, your entire balance must be distributed to the designated beneficiary by December 31, 2017.
However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory
20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
The Company as collateral for a loan.

Tax Consequences of Living Benefits and Death Benefit

Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under the ING
LifePay Plus or ING LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

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Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the ING LifePay Plus or ING Joint
LifePay Plus rider, as well as the market value adjustment, could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax
Code Section 72(b) for tax purposes.

Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit.
In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation
Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Same-Sex Marriages
Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a qualified tax adviser. In certain states, to the extent that an annuity contract or certificate offers to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any Contract Owner’s spouse.

Taxation of Company
We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us.
Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION

Table of Contents
Item
Introduction
Description of ReliaStar Life Insurance Company of New York
Separate Account NY-B of ReliaStar Life Insurance Company of New York
Safekeeping of Assets
The Administrator
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York
Financial Statements of ReliaStar Life Insurance Company of New York Separate Account NY-B
Condensed Financial Information (Accumulation Unit Values)

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at P.O. Box 9271,
Des Moines, Iowa 50306-9271.
_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE
ACCOUNT NY-B, ING EMPIRE TRADITIONS VARIABLE ANNUITY 333-85618.

Please Print or Type:

Name
Street Address
City, State, Zip

04/30/2012

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APPENDIX A

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2011, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial
Information. Portfolio name changes after December 31, 2011 are not reflected in the following information. Complete information is available in the SAI.
Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2011, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ReliaStar Life Insurance Company of NY Separate Account NY-B available under the Contract for the indicated periods.

	Separate Account Annual Charges of 1.05%

	2011	2010	2009	2008	2007	2006	2005	2004	2003
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during April 2006)
Value at beginning of period	$14.27	$11.40	$9.22	$12.97	$13.46	$12.99
Value at end of period	$13.26	$14.27	$11.40	$9.22	$12.97	$13.46
Number of accumulation units outstanding at end of period	0	0	0	0	222	222
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.33	$14.12	$10.53	$18.57	$16.00	$14.51	$12.57	$11.03	$10.00
Value at end of period	$15.71	$16.33	$14.12	$10.53	$18.57	$16.00	$14.51	$12.57	$11.03
Number of accumulation units outstanding at end of period	3,667	6,508	9,160	11,829	13,703	14,467	10,615	10,696	5,194
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.46	$10.08	$7.84	$13.85	$13.83	$11.65	$11.15	$10.13	$10.00
Value at end of period	$11.41	$11.46	$10.08	$7.84	$13.85	$13.83	$11.65	$11.15	$10.13
Number of accumulation units outstanding at end of period	4,034	5,630	5,911	6,136	6,243	12,728	12,851	13,601	5,826
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.49	$12.40	$9.04	$16.39	$14.82	$13.66	$11.94	$10.79
Value at end of period	$13.65	$14.49	$12.40	$9.04	$16.39	$14.82	$13.66	$11.94
Number of accumulation units outstanding at end of period	5,640	10,215	10,459	10,818	10,920	10,653	11,813	12,165
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$19.14	$18.13	$12.87	$22.61	$19.14	$16.34	$13.66	$11.76
Value at end of period	$16.21	$19.14	$18.13	$12.87	$22.61	$19.14	$16.34	$13.66
Number of accumulation units outstanding at end of period	0	435	586	671	699	723	844	983
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$14.73	$13.94	$11.71	$21.00	$18.22	$15.61
Value at end of period	$11.40	$14.73	$13.94	$11.71	$21.00	$18.22
Number of accumulation units outstanding at end of period	0	0	0	0	64	64

Empire Traditions

A 1

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BALANCED PORTFOLIO
Value at beginning of period	$10.29	$9.14	$7.77	$10.95	$10.51
Value at end of period	$10.03	$10.29	$9.14	$7.77	$10.95
Number of accumulation units outstanding at end of period	907	907	920	836	4,368
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$12.86	$10.27	$7.68	$13.21	$12.58	$11.03	$11.00
Value at end of period	$13.01	$12.86	$10.27	$7.68	$13.21	$12.58	$11.03
Number of accumulation units outstanding at end of period	0	71	259	381	406	430	455
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.66	$11.01	$9.27	$13.13	$12.23	$10.85	$9.93	$8.61
Value at end of period	$12.08	$11.66	$11.01	$9.27	$13.13	$12.23	$10.85	$9.93
Number of accumulation units outstanding at end of period	3,577	3,575	3,539	3,475	3,615	3,642	6,400	880
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.01
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	589
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.38	$10.14	$7.87	$13.06	$12.36	$11.66	$10.92
Value at end of period	$11.09	$11.38	$10.14	$7.87	$13.06	$12.36	$11.66
Number of accumulation units outstanding at end of period	1,881	1,883	1,885	1,886	1,886	1,888	1,889
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.51	$9.84	$9.31
Value at end of period	$10.18	$11.51	$9.84
Number of accumulation units outstanding at end of period	0	94	95
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.50	$14.61	$10.86	$17.86	$21.94	$16.11	$13.55
Value at end of period	$20.04	$18.50	$14.61	$10.86	$17.86	$21.94	$16.11
Number of accumulation units outstanding at end of period	247	299	438	529	613	668	583
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.25	$8.27	$6.24
Value at end of period	$9.87	$10.25	$8.27
Number of accumulation units outstanding at end of period	0	0	320
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$11.37	$10.17	$9.27	$11.12	$10.95	$10.94
Value at end of period	$11.54	$11.37	$10.17	$7.79	$11.12	$10.95
Number of accumulation units outstanding at end of period	0	381	1,238	0	1,690	1,878
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.14	$9.18	$7.34	$11.92	$11.71
Value at end of period	$9.95	$10.14	$9.18	$7.34	$11.92
Number of accumulation units outstanding at end of period	704	778	861	2,264	2,470

Empire Traditions

A 2

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$20.32	$16.88	$12.41	$21.25	$16.12	$16.27
Value at end of period	$18.27	$20.32	$16.88	$12.41	$21.25	$16.12
Number of accumulation units outstanding at end of period	1,190	1,380	1,529	1,531	243	177
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.88	$7.88	$7.16
Value at end of period	$8.74	$8.88	$7.88
Number of accumulation units outstanding at end of period	4,593	3,140	3,183
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	5,958
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.22	$9.09	$7.47	$12.05	$11.63	$10.28	$9.88	$9.06	$10.00
Value at end of period	$10.08	$10.22	$9.09	$7.47	$12.05	$11.63	$10.28	$9.88	$9.06
Number of accumulation units outstanding at end of period	4,981	7,767	8,407	9,181	13,755	14,665	15,902	17,336	2,261
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.39	$12.79	$9.83	$15.96	$15.33	$14.19	$12.94	$11.24	$10.00
Value at end of period	$15.02	$15.39	$12.79	$9.83	$15.96	$15.33	$14.19	$12.94	$11.24
Number of accumulation units outstanding at end of period	1,385	1,445	1,950	3,194	4,643	4,910	5,208	5,699	2,393
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.17	$12.52	$10.16	$15.48	$16.73	$14.90	$14.02	$11.64	$10.00
Value at end of period	$14.87	$15.17	$12.52	$10.16	$15.48	$16.73	$14.90	$14.02	$11.64
Number of accumulation units outstanding at end of period	217	218	218	218	942	1,659	1,840	1,842	1,049
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$11.73	$10.82	$10.75	$10.87	$10.40	$10.00
Value at end of period	$12.45	$11.73	$10.82	$9.83	$10.87	$10.40
Number of accumulation units outstanding at end of period	0	732	2,651	0	1,815	1,945
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.17	$7.67	$7.07
Value at end of period	$7.08	$8.17	$7.67
Number of accumulation units outstanding at end of period	0	0	1,250
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.75	$11.19	$8.80	$14.00	$14.47	$12.62	$12.33	$10.67	$10.00
Value at end of period	$12.35	$12.75	$11.19	$8.80	$14.00	$14.47	$12.62	$12.33	$10.67
Number of accumulation units outstanding at end of period	5,391	6,196	7,165	6,489	6,843	6,890	7,029	6,994	5,965
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.88	$10.68	$8.81
Value at end of period	$11.51	$11.88	$10.68
Number of accumulation units outstanding at end of period	0	1,499	567

Empire Traditions

A 3

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$24.69	$20.74	$12.22	$25.34	$18.49	$16.05
Value at end of period	$19.97	$24.69	$20.74	$12.22	$25.34	$18.49
Number of accumulation units outstanding at end of period	499	552	610	1,606	1,896	2,026
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.71	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.82	$10.00
Value at end of period	$17.85	$17.71	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.82
Number of accumulation units outstanding at end of period	1,730	1,731	1,823	1,121	1,834	1,980	2,059	1,643	1,642
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.41	$13.09	$10.39	$14.99	$15.41	$13.35	$13.01	$10.44	$10.00
Value at end of period	$16.02	$16.41	$13.09	$10.39	$14.99	$15.41	$13.35	$13.01	$10.44
Number of accumulation units outstanding at end of period	739	750	793	960	1,170	2,451	2,307	1,799	185
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.26	$12.61	$8.95	$12.48	$11.30	$10.82	$10.54
Value at end of period	$14.43	$14.26	$12.61	$8.95	$12.48	$11.30	$10.82
Number of accumulation units outstanding at end of period	1,592	1,063	1,063	1,063	1,063	1,063	1,062
ING LIQUID ASSETS PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$18.03	$18.22	$18.35	$18.10	$17.43	$16.99
Value at end of period	$17.84	$18.03	$18.22	$18.35	$18.10	$17.43
Number of accumulation units outstanding at end of period	44,953	58,410	73,578	58,287	717	102
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$28.44	$26.16	$22.43	$29.19	$28.36	$25.61	$25.15	$22.87	$10.00
Value at end of period	$28.59	$28.44	$26.16	$22.43	$29.19	$28.36	$25.61	$25.15	$22.87
Number of accumulation units outstanding at end of period	2,572	4,008	4,086	3,722	5,912	5,626	5,933	5,121	1,397
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2003)
Value at beginning of period	$13.88	$12.08	$8.75	$14.82	$14.05	$12.03	$10.06
Value at end of period	$12.62	$13.88	$12.08	$8.75	$14.82	$14.05	$12.03
Number of accumulation units outstanding at end of period	1,976	2,048	2,192	3,548	3,746	3,925	4,136
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2003)
Value at beginning of period	$15.80	$13.79	$10.00	$16.97	$16.13	$13.86	$12.37	$10.87	$10.00
Value at end of period	$14.32	$15.80	$13.79	$10.00	$16.97	$16.13	$13.86	$12.37	$10.87
Number of accumulation units outstanding at end of period	104	104	104	811	812	813	202	3,726	1,123
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.74	$13.92	$9.42	$12.29	$12.07	$11.20	$10.85	$10.00
Value at end of period	$16.26	$15.74	$13.92	$9.42	$12.29	$12.07	$11.20	$10.85
Number of accumulation units outstanding at end of period	2,073	2,073	2,074	2,074	5,386	6,722	6,615	6,112
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$19.76	$18.54	$16.38	$15.88	$14.73	$14.27	$14.07	$13.56	$10.00
Value at end of period	$20.23	$19.76	$18.54	$16.38	$15.88	$14.73	$14.27	$14.07	$13.56
Number of accumulation units outstanding at end of period	3,134	9,120	7,844	6,600	8,528	8,574	8,560	8,679	2,680

Empire Traditions

A 4

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.36	$9.38	$9.22
Value at end of period	$10.12	$10.36	$9.38
Number of accumulation units outstanding at end of period	0	1,020	1,021
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.59	$9.64	$9.50
Value at end of period	$10.48	$10.59	$9.64
Number of accumulation units outstanding at end of period	15,917	22,867	23,734
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.70	$9.87	$9.75
Value at end of period	$10.81	$10.70	$9.87
Number of accumulation units outstanding at end of period	0	13,962	2,277
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.16	$12.72	$10.85
Value at end of period	$14.56	$14.16	$12.72
Number of accumulation units outstanding at end of period	1,129	2,735	3,157
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.11	$8.22	$6.99
Value at end of period	$9.21	$9.11	$8.22
Number of accumulation units outstanding at end of period	1,637	1,637	1,637
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.79	$12.54	$10.65
Value at end of period	$13.73	$13.79	$12.54
Number of accumulation units outstanding at end of period	205	261	965
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.50	$8.50	$8.32
Value at end of period	$10.18	$10.50	$8.50
Number of accumulation units outstanding at end of period	0	79	80
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.90	$8.74	$6.99	$10.06
Value at end of period	$10.34	$10.90	$8.74	$6.99
Number of accumulation units outstanding at end of period	2,898	3,530	3,530	3,531
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.79	$12.22	$9.27	$12.92	$12.51	$11.03	$10.79
Value at end of period	$14.04	$13.79	$12.22	$9.27	$12.92	$12.51	$11.03
Number of accumulation units outstanding at end of period	1,045	1,355	1,548	1,473	414	438	463
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.40	$10.91	$8.82	$13.86	$13.59	$11.53	$11.02
Value at end of period	$12.16	$12.40	$10.91	$8.82	$13.86	$13.59	$11.53
Number of accumulation units outstanding at end of period	0	0	0	0	486	486	540

Empire Traditions

A 5

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$13.96	$12.40	$9.10	$18.22	$15.27	$12.45	$11.23
Value at end of period	$12.11	$13.96	$12.40	$9.10	$18.22	$15.27	$12.45
Number of accumulation units outstanding at end of period	1,008	1,009	1,019	1,219	1,819	2,008	1,435
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.53	$9.80	$7.51	$12.78	$11.21	$9.79
Value at end of period	$9.15	$10.53	$9.80	$7.51	$12.78	$11.21
Number of accumulation units outstanding at end of period	0	821	821	1,869	1,870	1,871
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.19	$10.68	$10.23	$10.00
Value at end of period	$11.85	$11.19	$10.68	$10.23
Number of accumulation units outstanding at end of period	601	601	663	62
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.79	$10.55	$8.10	$13.65	$13.66	$12.08	$11.17
Value at end of period	$11.35	$11.79	$10.55	$8.10	$13.65	$13.66	$12.08
Number of accumulation units outstanding at end of period	598	598	598	598	598	598	598
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$5.14	$6.19	$4.73	$7.70	$8.21	$7.54	$8.27	$8.75
Value at end of period	$3.18	$5.14	$6.19	$4.73	$7.70	$8.21	$7.54	$8.27
Number of accumulation units outstanding at end of period	908	908	679	687	3,057	3,231	528	528

	Separate Account Annual Charges of 2.10%

	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.11	$9.41	$7.95	$9.11
Value at end of period	$9.54	$10.11	$9.41	$7.95
Number of accumulation units outstanding at end of period	2,564	2,613	3,273	2,087
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.74	$12.00	$9.05	$16.13	$14.04	$12.87	$11.27	$11.03
Value at end of period	$13.07	$13.74	$12.00	$9.05	$16.13	$14.04	$12.87	$11.27
Number of accumulation units outstanding at end of period	3,405	4,642	4,919	5,528	5,426	2,689	925	138
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.49	$9.32	$7.33	$13.10	$13.21	$11.25	$10.92
Value at end of period	$10.34	$10.49	$9.32	$7.33	$13.10	$13.21	$11.25
Number of accumulation units outstanding at end of period	2,172	2,773	2,874	2,953	1,735	1,468	791
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.02	$9.65	$8.79	$10.01
Value at end of period	$10.37	$10.02	$9.65	$8.79
Number of accumulation units outstanding at end of period	8,089	9,127	8,877	5,198

Empire Traditions

A 6

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.78	$11.06	$8.14	$14.93	$13.65	$12.71	$11.23	$10.90
Value at end of period	$11.92	$12.78	$11.06	$8.14	$14.93	$13.65	$12.71	$11.23
Number of accumulation units outstanding at end of period	83,956	85,996	87,630	90,878	90,235	4,612	1,046	420
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.09	$14.45	$10.37	$18.41	$15.75	$13.59	$11.59
Value at end of period	$12.65	$15.09	$14.45	$10.37	$18.41	$15.75	$13.59
Number of accumulation units outstanding at end of period	6,517	8,400	7,563	7,898	8,465	4,059	885
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$15.48
Value at end of period	$14.18
Number of accumulation units outstanding at end of period	484
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.21	$12.63	$10.73	$19.44	$17.05	$14.13
Value at end of period	$10.11	$13.21	$12.63	$10.73	$19.44	$17.05
Number of accumulation units outstanding at end of period	7,583	7,509	4,928	5,688	4,038	618
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$12.10	$9.77	$7.38	$12.83	$12.36	$11.57
Value at end of period	$12.11	$12.10	$9.77	$7.38	$12.83	$12.36
Number of accumulation units outstanding at end of period	2,435	2,512	3,093	3,615	2,189	548
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.87	$11.33	$9.64	$8.71
Value at end of period	$12.18	$11.87	$11.33	$9.64
Number of accumulation units outstanding at end of period	240	241	242	211
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.88	$10.53	$10.01
Value at end of period	$11.93	$10.88	$10.53
Number of accumulation units outstanding at end of period	1,406	1,413	1,421
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.71	$9.65	$7.57	$12.69	$13.12
Value at end of period	$10.32	$10.71	$9.65	$7.57	$12.69
Number of accumulation units outstanding at end of period	3,858	3,940	4,093	4,010	771
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.18	$9.67	$6.47	$9.99
Value at end of period	$9.79	$11.18	$9.67	$6.47
Number of accumulation units outstanding at end of period	3,389	3,398	3,161	1,455
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.50	$9.24	$7.08	$12.30	$14.45
Value at end of period	$9.73	$10.50	$9.24	$7.08	$12.30
Number of accumulation units outstanding at end of period	3,770	3,776	3,831	4,154	1,411

Empire Traditions

A 7

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$14.74	$11.76	$8.84	$14.69	$18.25
Value at end of period	$15.80	$14.74	$11.76	$8.84	$14.69
Number of accumulation units outstanding at end of period	482	485	536	551	545
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.75	$7.95	$6.51	$10.09	$10.68
Value at end of period	$9.29	$9.75	$7.95	$6.51	$10.09
Number of accumulation units outstanding at end of period	762	916	964	939	967
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$9.47	$8.63	$6.70	$11.26	$11.31
Value at end of period	$8.84	$9.47	$8.63	$6.70	$11.26
Number of accumulation units outstanding at end of period	7,589	8,564	8,374	8,370	3,580
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.98	$11.92	$8.75	$14.68	$14.13
Value at end of period	$13.06	$14.98	$11.92	$8.75	$14.68
Number of accumulation units outstanding at end of period	1,739	1,682	1,791	1,718	2,576
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.82	$9.78	$7.57	$10.93	$11.46
Value at end of period	$10.86	$10.82	$9.78	$7.57	$10.93
Number of accumulation units outstanding at end of period	1,823	2,028	976	267	15,862
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.75	$8.93	$7.21	$11.83	$12.53
Value at end of period	$9.47	$9.75	$8.93	$7.21	$11.83
Number of accumulation units outstanding at end of period	787	1,015	1,063	1,686	1,785
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.33	$7.68	$6.02	$9.56	$10.19
Value at end of period	$8.05	$8.33	$7.68	$6.02	$9.56
Number of accumulation units outstanding at end of period	2,718	2,729	3,153	2,306	2,267
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.74
Value at end of period	$8.80
Number of accumulation units outstanding at end of period	1,579
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during February 2006)
Value at beginning of period	$19.12	$16.06	$11.93	$20.65	$15.83	$13.98
Value at end of period	$17.01	$19.12	$16.06	$11.93	$20.65	$15.83
Number of accumulation units outstanding at end of period	2,694	2,717	4,702	3,225	1,360	449
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.59	$7.71	$7.03
Value at end of period	$8.36	$8.59	$7.71
Number of accumulation units outstanding at end of period	5,699	5,505	5,621
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.50
Number of accumulation units outstanding at end of period	13,995

Empire Traditions		A 8

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.58	$12.90	$13.22
Value at end of period	$10.84	$13.58	$12.90
Number of accumulation units outstanding at end of period	294	230	231
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.62	$9.55	$7.93	$12.94	$12.62	$11.65
Value at end of period	$10.37	$10.62	$9.55	$7.93	$12.94	$12.62
Number of accumulation units outstanding at end of period	74	74	75	75	75	75
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$12.71	$10.68	$8.30	$13.61	$13.21
Value at end of period	$12.27	$12.71	$10.68	$8.30	$13.61
Number of accumulation units outstanding at end of period	1,075	1,079	1,188	1,197	1,368
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.88	$9.90	$8.13	$12.51	$13.67
Value at end of period	$11.51	$11.88	$9.90	$8.13	$12.51
Number of accumulation units outstanding at end of period	670	670	671	672	68
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.04	$10.29	$9.45	$10.57	$10.18
Value at end of period	$11.60	$11.04	$10.29	$9.45	$10.57
Number of accumulation units outstanding at end of period	2,346	3,972	4,304	4,170	2,491
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.93	$7.53	$5.71
Value at end of period	$6.80	$7.93	$7.53
Number of accumulation units outstanding at end of period	171	158	152
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.78	$9.57	$7.60	$12.23	$12.78	$11.27	$11.05
Value at end of period	$10.34	$10.78	$9.57	$7.60	$12.23	$12.78	$11.27
Number of accumulation units outstanding at end of period	4,434	5,345	5,419	5,449	5,434	3,025	797
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.82	$10.78	$9.00	$12.02	$11.89	$10.81	$10.86
Value at end of period	$11.42	$11.82	$10.78	$9.00	$12.02	$11.89	$10.81
Number of accumulation units outstanding at end of period	3,990	3,638	3,658	3,362	109	110	109
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.18	$10.15	$8.37	$12.61	$12.56	$11.06	$10.78
Value at end of period	$10.71	$11.18	$10.15	$8.37	$12.61	$12.56	$11.06
Number of accumulation units outstanding at end of period	1,753	1,785	891	201	203	728	170
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$23.23	$19.73	$11.75	$24.62	$18.16	$14.54
Value at end of period	$18.59	$23.23	$19.73	$11.75	$24.62	$18.16
Number of accumulation units outstanding at end of period	1,920	2,051	2,108	2,235	2,483	449
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.99	$11.27	$9.04	$13.19	$13.70	$12.00	$11.49
Value at end of period	$13.51	$13.99	$11.27	$9.04	$13.19	$13.70	$12.00
Number of accumulation units outstanding at end of period	4,097	4,997	5,373	5,335	4,846	3,681	1,562

Empire Traditions		A 9

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.32	$13.08
Value at end of period	$14.33	$14.32
Number of accumulation units outstanding at end of period	534	249
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.26
Value at end of period	$9.99
Number of accumulation units outstanding at end of period	521
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.19	$10.41	$10.60	$10.61
Value at end of period	$9.98	$10.19	$10.41	$10.60
Number of accumulation units outstanding at end of period	1,347	1,354	2,840	19,925
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.08	$10.29	$8.15	$13.95	$13.99
Value at end of period	$11.63	$12.08	$10.29	$8.15	$13.95
Number of accumulation units outstanding at end of period	260	263	363	367	371
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.38	$10.58	$9.17	$12.06	$11.84	$10.81	$10.70
Value at end of period	$11.32	$11.38	$10.58	$9.17	$12.06	$11.84	$10.81
Number of accumulation units outstanding at end of period	6,774	7,456	7,162	4,896	2,391	2,040	1,148
ING MFS UTILITIES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$15.98	$14.36	$11.05	$18.11	$14.53	$11.73
Value at end of period	$16.65	$15.98	$14.36	$11.05	$18.11	$14.53
Number of accumulation units outstanding at end of period	3,515	2,919	2,850	3,369	2,890	535
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.71
Value at end of period	$14.20
Number of accumulation units outstanding at end of period	457
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2003)
Value at beginning of period	$13.96	$12.31	$9.02	$15.49	$14.88	$12.92	$11.75
Value at end of period	$12.52	$13.96	$12.31	$9.02	$15.49	$14.88	$12.92
Number of accumulation units outstanding at end of period	3,763	4,560	4,851	4,534	4,291	1,968	813
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.27	$12.76	$8.72	$11.50	$11.79
Value at end of period	$14.59	$14.27	$12.76	$8.72	$11.50
Number of accumulation units outstanding at end of period	820	708	905	961	1,827
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.33	$12.64	$11.29	$11.06	$10.31
Value at end of period	$13.51	$13.33	$12.64	$11.29	$11.06
Number of accumulation units outstanding at end of period	17,295	17,189	15,268	11,396	2,841

Empire Traditions

A 10

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.41	$9.88	$8.07	$12.32	$11.93	$10.84	$10.82
Value at end of period	$10.62	$11.41	$9.88	$8.07	$12.32	$11.93	$10.84
Number of accumulation units outstanding at end of period	2,309	3,478	3,510	3,309	3,370	3,318	1,743
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.77	$8.30	$8.24
Value at end of period	$9.03	$8.77	$8.30
Number of accumulation units outstanding at end of period	336	311	299
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.23	$9.36	$9.21
Value at end of period	$9.89	$10.23	$9.36
Number of accumulation units outstanding at end of period	23,538	24,169	24,574
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.45	$9.62	$9.49
Value at end of period	$10.24	$10.45	$9.62
Number of accumulation units outstanding at end of period	9,436	9,791	9,766
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.56	$9.85	$9.75
Value at end of period	$10.56	$10.56	$9.85
Number of accumulation units outstanding at end of period	58,410	56,432	54,373
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.90	$12.62	$10.82
Value at end of period	$14.14	$13.90	$12.62
Number of accumulation units outstanding at end of period	364	366	358
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.85	$8.07	$6.90
Value at end of period	$8.85	$8.85	$8.07
Number of accumulation units outstanding at end of period	4,558	4,591	4,733
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.54	$12.45	$10.62
Value at end of period	$13.33	$13.54	$12.45
Number of accumulation units outstanding at end of period	774	778	552
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.93	$12.93	$11.54
Value at end of period	$15.25	$15.93	$12.93
Number of accumulation units outstanding at end of period	874	959	1,046
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.59	$8.58	$6.93	$10.00
Value at end of period	$9.93	$10.59	$8.58	$6.93
Number of accumulation units outstanding at end of period	0	0	0	665

Empire Traditions

A 11

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.76	$8.86	$7.11	$10.11
Value at end of period	$10.25	$10.76	$8.86	$7.11
Number of accumulation units outstanding at end of period	820	909	618	383
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.98	$11.62	$8.91	$12.56	$12.29	$10.95	$10.64
Value at end of period	$13.07	$12.98	$11.62	$8.91	$12.56	$12.29	$10.95
Number of accumulation units outstanding at end of period	8,625	9,219	9,101	5,703	2,985	2,156	912
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.41	$10.14	$8.29	$13.16	$13.05	$11.19	$10.99
Value at end of period	$11.07	$11.41	$10.14	$8.29	$13.16	$13.05	$11.19
Number of accumulation units outstanding at end of period	4,002	3,781	5,965	2,852	1,995	385	105
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.10	$7.98	$5.71	$10.12	$10.29
Value at end of period	$8.80	$9.10	$7.98	$5.71	$10.12
Number of accumulation units outstanding at end of period	3,109	3,537	3,233	2,850	2,772
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.14	$11.79	$8.75	$15.14
Value at end of period	$11.28	$13.14	$11.79	$8.75
Number of accumulation units outstanding at end of period	217	230	243	892
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.02	$9.42	$7.30	$12.55	$12.20
Value at end of period	$8.61	$10.02	$9.42	$7.30	$12.55
Number of accumulation units outstanding at end of period	1,101	1,138	1,178	1,226	392
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.05	$10.47	$8.09	$13.69	$14.69
Value at end of period	$10.20	$11.05	$10.47	$8.09	$13.69
Number of accumulation units outstanding at end of period	1,867	1,868	2,135	2,030	1,298
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.87	$10.48	$10.15
Value at end of period	$11.38	$10.87	$10.48
Number of accumulation units outstanding at end of period	240	222	213
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.98	$9.92	$7.70	$13.12	$13.28	$12.17
Value at end of period	$10.46	$10.98	$9.92	$7.70	$13.12	$13.28
Number of accumulation units outstanding at end of period	35	36	36	36	36	36
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.96	$7.68	$6.04	$9.65
Value at end of period	$7.49	$7.96	$7.68	$6.04
Number of accumulation units outstanding at end of period	1,572	1,583	1,595	1,607

Empire Traditions

A 12

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$11.73	$9.83	$7.56	$13.56	$13.96	$11.44	$11.71
Value at end of period	$11.04	$11.73	$9.83	$7.56	$13.56	$13.96	$11.44
Number of accumulation units outstanding at end of period	1,199	1,884	1,968	2,072	1,735	1,934	1,026

Empire Traditions

A 13

APPENDIX B

The Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix, plus any Fixed Interest Allocation. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance
Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment
Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.
If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “ fund of funds.” Funds offered in a Master-Feeder structure
(such as the American Funds) or fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

The following table reflects a name change.

Fund Name Change
Former Fund Name	Current Fund Name
ING Baron Small Cap Growth Portfolio	ING Baron Growth Portfolio

ING Empire Traditions – 85618

B-1

Fund Name and
Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund	Seeks to provide high total return through a fully managed
investment policy utilizing U.S. and foreign equity, debt and
Investment Adviser: BlackRock Advisors, LLC	money market instruments, the combination of which will be
Investment Subadviser: BlackRock Investment	varied from time to time both with respect to types of
Management, LLC; BlackRock International Limited	securities and markets in response to changing market and
economic trends.
ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds Bond Portfolio	Seeks to provide as high a level of current income as is
consistent with the preservation of capital.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds Global Growth and Income	Seeks to provide you with long-term growth of capital while
Portfolio	providing current income.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds International Growth and Income	Seeks to provide you with long-term growth of capital while
Portfolio	providing current income.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds International Portfolio	Seeks to provide you with long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
and Management CompanySM

ING American Funds World Allocation Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Asset Allocation Committee

ING Empire Traditions – 85618

B-2

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Baron Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Advisors, LLC

ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent
Investment Adviser: Directed Services LLC	investment management.
Investment Subadviser: BlackRock Financial
Management Inc.

ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING Davis New York Venture Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING DFA World Equity Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Dimensional Fund Advisors LP

ING EURO STOXX 50® Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and income) of the EURO
STOXX 50® Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Company

* FMRSM is a service mark of Fidelity Management &
Research Company

ING Empire Traditions – 85618

B-3

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Franklin Income Portfolio	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

ING FTSE 100 Index® Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and income) of the FTSE
Investment Subadviser: ING Investment Management	100 Index®.
Co. LLC

ING Global Resources Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Directed Services, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that capital
Investment Subadviser: ING Investment Management	appreciation and investment income will both be major factors
Co. LLC	in achieving total return.

ING Hang Seng Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and income) of the Hang
Investment Subadviser: ING Investment Management	Seng Index.
Co. LLC

ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable risk.
The Portfolio seeks its objective through investments in a
Investment Adviser: ING Investments, LLC	diversified portfolio consisting primarily of debt securities. It
Investment Subadviser: ING Investment Management	is anticipated that capital appreciation and investment income
Co. LLC	will both be major factors in achieving total return.

ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of a widely accepted International
Investment Subadviser: ING Investment Management	Index.
Co. LLC

ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Empire Traditions – 85618

B-4

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Invesco Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation and current income.
Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Invesco Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Invesco Advisers, Inc.

ING Japan TOPIX Index® Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and income) of the Tokyo
Investment Subadviser: ING Investment Management	Stock Price Index®.
Co. LLC

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Mid Cap Value Portfolio	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Large Cap Growth Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Large Cap Value Portfolio	Seeks growth of capital and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Liquid Assets Portfolio	Seeks a high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Empire Traditions – 85618

B-5

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Marsico Growth Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital and secondarily, seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

ING Morgan Stanley Global Franchise Portfolio	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Morgan Stanley Investment
Management Inc.

ING Oppenheimer Active Allocation Portfolio	Seeks long-term growth of capital with a secondary objective of current income.
Investment Adviser: ING Investments, LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING Oppenheimer Global Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING PIMCO Total Return Bond Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Empire Traditions – 85618

B-6

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Retirement Conservative Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a conservative level
Investment Adviser: Directed Services LLC	of risk relative to the other ING Retirement Portfolios.
Asset Allocation Committee

ING Retirement Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Asset Allocation Committee	Moderate Growth Portfolio.

ING Retirement Moderate Growth Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Asset Allocation Committee	Moderate Portfolio but less than that of ING Retirement
Growth Portfolio.
ING Retirement Moderate Portfolio	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of ING Retirement
Asset Allocation Committee	Conservative Portfolio but less than that of ING Retirement
Moderate Growth Portfolio.
ING Russell™ Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and income) of the
Investment Subadviser: ING Investment Management	Russell Top 200® Growth Index.
Co. LLC

ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Top 200® Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Russell™ Large Cap Value Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and income) of the
Russell Top 200® Value Index.
Investment Subadviser: ING Investment Management
Co.LLC

ING Russell™ Mid Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: ING Investments, LLC	(which includes capital appreciation and income) of the
Russell Midcap® Growth Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Empire Traditions – 85618

B-7

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell Midcap® Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Russell 2000® Index.
Investment Subadviser: ING Investment Management
Co. LLC

ING Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: ING Investments, LLC	smaller market capitalizations.
Investment Subadviser: ING Investment Management
Co. LLC

ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

ING Templeton Global Growth Portfolio	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and with prudent
Investment Adviser: Directed Services LLC	investment risk.
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: ING Investments, LLC	appreciation and income) of the Barclays Capital U.S.
Investment Subadviser: ING Investment Management	Aggregate Bond Index.
Co. LLC

ING Empire Traditions – 85618

B-8

Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio*	and yield performance, (before fees and expenses) of the
WisdomTreeSM Global High-Yielding Equity Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co. LLC

* WisdomTreeSM is a servicemark of WisdomTree
Investments

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ReliaStar Life Insurance Company of New York. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the product.

The Hang Seng Index (the “Index”) is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Hang Seng Index are proprietary to Hang Seng Data
Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by ING Investments, LLC and ING Investment Management Co. LLC in connection with ING Hang
Seng Index Portfolio (the “Product”), BUT NEITHER HANG SENG INDEXES COMPANY LIMITED NOR HANG SENG
DATA SERVICES LIMITED WARRANTS OR REPRESENTS OR GUARANTEES TO ANY BROKER OR HOLDER OF
THE PRODUCT OR ANY OTHER PERSON: (i) THE ACCURACY OR COMPLETENESS OF ANY OF THE INDEX AND
ITS COMPUTATION OR ANY INFORMATION RELATED THERETO; OR (ii) THE FITNESS OR SUITABILITY FOR
ANY PURPOSE OF ANY OF THE INDEX OR ANY COMPONENT OR DATA COMPRISED IN IT; OR (iii) THE
RESULTS WHICH MAY BE OBTAINED BY ANY PERSON FROM THE USE OF ANY OF THE INDEX OR ANY
COMPONENT OR DATA COMPRISED IN IT FOR ANY PURPOSE, AND NO WARRANTY OR REPRESENTATION
OR GUARANTEE OF ANY KIND WHATSOEVER RELATING TO THE INDEX IS GIVEN OR MAY BE IMPLIED.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY
HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (i) IN RESPECT OF THE
USE OF AND/OR REFERENCE TO THE INDEX BY ING INVESTMENTS, LLC AND ING INVESTMENT
MANAGEMENT CO. LLC IN CONNECTION WITH THE PRODUCT; OR (ii) FOR ANY INACCURACIES, OMISSIONS,
MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX;
OR (iii) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY
INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY
ANY OTHER PERSON; OR (iv) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR
INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON
DEALINGWITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR
LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR
HANG SENG DATA SERVICES LIMITED in connection with the Product in any manner whatsoever by any broker, holder or other person dealing with the Product. Any broker, holder or other person dealing with the Product does so therefore in full knowledge of this disclaimer and can place no reliance whatsoever on Hang Seng Indexes Company Limited and Hang Seng
Data Services Limited. For the avoidance of doubt, this disclaimer does not create any contractual or quasi-contractual relationship between any broker, holder or other person and Hang Seng Indexes Company Limited and/or Hang Seng Data
Services Limited and must not be construed to have created such relationship.

ING Empire Traditions – 85618

B-9

APPENDIX C

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by
ReliaStar Life Insurance Company of New York (“ReliaStar of NY”). The Fixed Interest Division is part of the ReliaStar of
NY General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated April 30, 2012.
When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the
Offering Brochure carefully before you invest in the Fixed Interest Division.

ING Empire Traditions – 85618

C-1

APPENDIX D

Surrender Charge for Excess Withdrawals Example

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the end of the third contract year of 30% of the contract value of $35,000 and that Option Package I was selected.

In this example, $3,500 (10% of contract value) is the maximum free withdrawal amount that you may withdraw without a surrender charge. The total withdrawal would be $10,500 ($35,000 x .30). Therefore, $7,000 (10,500 – 3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 6% surrender charge of
$420 ($7,000 x .06). The amount of the withdrawal paid to you will be $10,500, and in addition, $420 will be deducted from your contract value.

This example does not take into account deduction of any premium taxes.

ING Empire Traditions – 85618

D-1

APPENDIX E

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1
				Contract with MGIB	Contract with
			Contract with	Rider between	MGIB Rider
		Contract without	MGIB Rider after	February 2, 2009 and	before February
Age		MGIB Rider	May 1, 2009	May 1, 2009	2, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation
	Rate	0.00%	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$100,000	$89,746	$89,188	$89,188
	Contract
	Annuity Factor	5.49	5.49	5.49	5.49
	Monthly
	Income	$549.00	$492.71	$489.64	$489.64
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$100,000	$100,000	$100,000
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.17
	MGIB Income	n/a	$746.78	$820.30	$820.30
	Income	$549.00	$746.78	$820.30	$820.30
Example 2
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation
	Rate	3.00%	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

	Contract
65	Value	$134,392	$122,674	$122,065	$122,065
	Contract
	Annuity
	Factor	5.49	5.49	5.49	5.49
	Monthly
	Income	$737.81	$673.48	$670.13	$670.13
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB
	Ratchet	n/a	$122,674	$122,065	$122,065
	MGIB
	Annuity
	Factor	n/a	4.17	4.17	4.17
	MGIB
	Income	n/a	$746.78	$820.30	$820.30
	Income	$737.81	$746.78	$820.30	$820.30

ING Empire Traditions – 85618

E-1

Example 3
				Contract with MGIB	Contract with
			Contract with	Rider between	MGIB Rider
		Contract without	MGIB Rider after	February 2, 2009 and	before February
Age		MGIB Rider	May 1, 2009	May 1, 2009	2, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation
	Rate	8.00%	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$215,892	$200,815	$200,449	$200,448
	Contract
	Annuity Factor	5.49	5.49	5.49	5.49
	Monthly
	Income	$1,185.25	$1,102.47	$1,100.46	$1,100.46
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$200,815	$200,449	$200,448
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.17
	MGIB Income	n/a	$837.40	$835.87	$835.87
	Income	$1,185.25	$1,102.47	$1,100.46	$1,100.46
Example 4
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation
	Rate	9.78%	9.78%	9.78%	9.78%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

	Contract
65	Value	$254,233	$236,719	$236,665	$236,238
	Contract
	Annuity
	Factor	5.49	5.49	5.49	5.49
	Monthly
	Income	$1,395.74	$1,299.59	$1,299.29	$1,296.95
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB
	Ratchet	n/a	$236,719	$236,665	$236,238
	MGIB
	Annuity
	Factor	n/a	4.17	4.17	4.17
	MGIB
	Income	n/a	$987.12	$986.89	$985.11
	Income	$1,395.74	$1,299.59	$1,299.29	$1,296.95

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB
Rollup Rate.

How the MGIB Rollup and MGIB Ratchet values are determined:

The MGIB Rollup Base is equal to the initial contract value (or initial premium) accumulating at the MGIB Rate of 6% until the MGIB Date (7% for Contracts with the MGIB rider purchased before May 1, 2009). The MGIB Rate is an annual effective rate. The MGIB Rate for any allocations to the designated Special Fund is 0%.

The MGIB Ratchet Base is equal to initial contract value (or initial premium) on the rider date. On each contract anniversary, the MGIB Ratchet Base is set equal to the greater of: 1) the current contract value; and 2) the MGIB Ratchet Base on the prior business day.

ING Empire Traditions – 85618

E-2

For example, with a contract accumulation rate of 8% (Example 3), the MGIB Rollup Base and the MGIB Ratchet Base are determined as follows:

Age	Contract Value	MGIB Rollup		MGIB Ratchet
55	$100,000	$100,000	$100,000
56	$107,199	$106,000 (=$100,000 * (1+6%))	$107,199
57	$114,927	$112,360 (=$106,000 * (1+6%))	$114,927
*	*	*	*
*	*	*	*
*	*	*	*
64	$187,279	$168,948	$187,279
65	$200,815	$179,085 (=$168948 * (1+6%))	$200,815

For Contracts with the MGIB rider purchased between February 2, 2009 and May 1, 2009, the MGIB Rollup Base and the
MGIB Ratchet Base, with a contract accumulation rate of 8% (Example 3), are determined as follows:

Age	Contract Value	MGIB Rollup		MGIB Ratchet
55	$100,000	$100,000	$100,000
56	$107,195	$107,000 (=$100,000 * (1+7%))	$107,195
57	$114,909	$114,490 (=$107,000 * (1+7%))	$114,909
*	*	*	*
*	*	*	*
*	*	*	*
64	$186,972	$183,846	$186,972
65	$200,449	$196,715 (=$183,846 * (1+7%))	$200,449

For Contracts with the MGIB rider purchased before February 2, 2009, the MGIB Rollup Base and the MGIB Ratchet Base, with a contract accumulation rate of 8% (Example 3), are determined as follows:

Age	Contract Value	MGIB Rollup		MGIB Ratchet
55	$100,000	$100,000	$100,000
56	$107,195	$107,000 (=$100,000 * (1+7%))	$107,195
57	$114,909	$114,490 (=$107,000 * (1+7%))	$114,909
*	*	*	*
*	*	*	*
*	*	*	*
64	$186,972	$183,846	$186,972
65	$200,448	$196,715 (=$183,846 * (1+7%))	$200,448

ING Empire Traditions – 85618

E-3

If 50,000 of the initial contract value were allocated to Special Funds, assuming a contract accumulation rate of 8% (Example
3), the MGIB Rollup Base and the MGIB Ratchet Base are determined as follows:

Age	Contract Value	MGIB Rollup	MGIB Ratchet
55	$100,000	$100,000	$100,000
		$103,000 (=$50,000 * (1+6%) +
56	$107,214	$50,000 * (1+0%))	$107,214
		$106,180 (=$53,000 * (1+6%) +
57	$114,963	$50,000 * (1+ 0%))	$114,963
*	*	*	*
*	*	*	*
*	*	*	*
64	$187,375	$134,474	$187,375
		$139,542 (=$84,474 * (1+6%) +
65	$200,918	$50,000 * (1+0%))	$200,918

For Contracts with the MGIB rider purchased between February 2, 2009 and May 1, 2009, if 50,000 of the initial contract value were allocated to Special Funds, assuming a contract accumulation rate of 8% (Example 3), the MGIB Rollup Base and the MGIB Ratchet Base are determined as follows:

Age	Contract Value	MGIB Rollup	MGIB Ratchet
55	$100,000	$100,000	$100,000
		$103,500 (=$50,000 * (1+7%) +
56	$107,211	$50,000 * (1+0%))	$107,211
		$107,245 (=$53,500 * (1+7%) +
57	$114,960	$50,000 * (1+ 0%))	$114,960
*	*	*	*
*	*	*	*
*	*	*	*
64	$187,371	$141,923	$187,371
		$148,358 (=$91,923 * (1+7%) +
65	$200,913	$50,000 * (1+0%))	$200,913

For Contracts with the MGIB rider purchased before February 2, 2009, if 50,000 of the initial contract value were allocated to
Special Funds, assuming a contract accumulation rate of 8% (Example 3), the MGIB Rollup Base and the MGIB Ratchet Base
are determined as follows:

Age	Contract Value	MGIB Rollup	MGIB Ratchet
55	$100,000	$100,000	$100,000
		$103,500 (=$50,000 * (1+7%) +
56	$107,206	$50,000 * (1+0%))	$107,206
		$107,245 (=$53,500 * (1+7%) +
57	$114,933	$50,000 * (1+ 0%))	$114,933
*	*	*	*
*	*	*	*
*	*	*	*
64	$187,079	$141,923	$187,079
		$148,358 (=$91,923 * (1+7%) +
65	$200,563	$50,000 * (1+0%))	$200,563

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APPENDIX F

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the
Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum
Annual Withdrawal, including surrender charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges and premium credit deduction, if applicable. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The
adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual
Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700. Because total gross withdrawals within the contract year prior to this withdrawal ($5,300) had already exceeded the Maximum Annual
Withdrawal, the entire gross withdrawal is considered an excess withdrawal.

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 /
$50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum
Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the
Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by
2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

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Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the
Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges and premium credit deduction, if applicable. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum
Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional
Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also assume RMDs, applicable to this contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum Annual
Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing
Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000. Note that the Maximum Annual Withdrawal has been exhausted however is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of $1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing
Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of $1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The Maximum
Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the Maximum
Annual Withdrawal is now $6,500 ($130,000 * 5%).

If the contract value has fallen to $100,000 on the next contract anniversary (quarterly contract anniversary if the rider was purchased before February 2, 2009), the Reset will not occur and the Maximum Annual Withdrawal would not be recalculated.

Illustration 6: The Reset from Guaranteed Withdrawal Status into Lifetime Guaranteed Withdrawal Status.

Assume the first withdrawal is taken in the first contract year when the Annuitant is age 56, thus beginning the Withdrawal
Phase in Guaranteed Withdrawal Status. Also assume that at the time of the first withdrawal, the LifePay Plus Base is
$100,000 before the withdrawal and the Maximum Annual Withdrawal is $5,000 ($100,000 * 5%).

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Withdrawals are also taken from the contract in an amount equal to the MAW at the beginning of each of the next three contract years, each withdrawal resulting in a dollar for dollar reduction to the LifePay Plus Base.

After the withdrawal is taken at the beginning of the fourth contract year, the Annuitant is now age 59 ½, the MAW is still
$5,000, and the LifePay Plus Base has been reduced to $80,000.

On the quarterly contract anniversary following the date the Annuitant reaches age 59 ½, the rider will enter Lifetime
Guaranteed Withdrawal Status and the MAW will be recalculated to equal the appropriate MAW% times the current MGWB
Base, or $4,000 ($80,000 * 5%).

Illustration 7: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional Withdrawal
Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken,
$8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual Withdrawal and the
Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $48,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $1,500, then the Maximum Annual Withdrawal is reduced by
4.12% ($2,000 / $48,500) to $4,794 ((1 - 4.12%) * $5,000).

Illustration 8: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum
Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual
Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.
However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the
$1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is
$49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

ING Empire Traditions – 85618

F-3

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Contract Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03% ($500 /
$48,500) to $4,849 ((1 – 1.03%) * $4,899).

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APPENDIX G

Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing
works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No
Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocations Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate
$150,000 from the amount allocated to the Other Funds (30% of the $500,000 allocated to the Other Funds) to the Fixed
Allocation Funds. Your ending allocations will be $100,000 to Accepted Funds, $150,000 to the Fixed Allocation Funds, and
$350,000 to Other Funds.

II. Partial Withdrawals

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted Funds
($65,000), 30% to the Fixed Allocation Funds ($30,000), and 5% to Other Funds ($5,000). No Fixed Allocation Funds
Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Funds. Because the remaining amount allocated to the Fixed Allocation Funds ($1,000) is less than 30% of the total amount allocated to the Fixed
Allocation Funds and the Other Funds, we will automatically reallocate $800 from the Other Funds to the Fixed Allocation
Funds, so that the amount allocated to the Fixed Allocation Funds ($1,800) is 30% of the total amount allocated to the Fixed
Allocation Funds and Other Funds ($6,000).

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APPENDIX H

ING LifePay and ING Joint LifePay

(Available for Contracts issued on and after September 4, 2007 through January 28, 2008.)

ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay) Rider. The ING LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the
Contract for the life of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 55 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. Some broker-dealers may not offer the ING LifePay rider, or may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING LifePay rider is available for Contracts issued on and after November 1, 2004 that do not already have a living benefit rider. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment
Option Restrictions,” below. Also, the ING LifePay rider will not be issued if any contract value is allocated to a Fixed
Interest Division, nor may you subsequently allocate contract value to a Fixed Interest Division. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that
Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING LifePay rider when the Contract is issued, the rider date is also the Contract date.

Charge. The charge for the ING LifePay rider is as follows:

Current Annual Charge	Maximum Annual Charge if Reset Option
(Charge Deducted Quarterly)	Elected
0.50% of the contract value	1.20% of the contract value

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders – ING
LifePay Minimum Guaranteed Withdrawal Benefit Rider.”

No Cancellation. Once you purchase the ING LifePay rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING
LifePay rider.

Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize or terminate your Contract pursuant to its terms during the accumulation phase, surrender your
Contract, or begin receiving annuity payments under the ING LifePay rider; or

ING Empire Traditions – 85618

H-1

2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

How the ING LifePay Rider Works. The ING LifePay rider has both phases and statuses. Through the lifetime of the
ING LifePay rider, you will be in one of two phases: the Growth Phase or the Withdrawal Phase. As detailed below, the
Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or before you begin to receive annuity payments. The Growth Phase is subject to the latest date for annuitization allowed under your Contract. See “The Income Phase – Restrictions on Start Dates and the Duration of Payments.” During the Growth
Phase, no benefits under the ING LifePay rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your Contract continue to accumulate. The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the life of the rider, it will also be treated as in one of two statuses: Lifetime Guaranteed Withdrawal Status or Lifetime
Automatic Periodic Benefit Status. Together, these statuses operate to fulfill the rider’s withdrawal guarantee. Lifetime
Guaranteed Withdrawal Status begins on the date the rider is issued and continues until certain circumstances occur as noted in
“Lifetime Guaranteed Withdrawal Status,” below. Lifetime Automatic Periodic Benefit Status is a status that only begins if your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. If your contract value is depleted because of withdrawals that exceed the Maximum
Annual Withdrawal, then the Contract and the ING LifePay rider will terminate without value. While all riders begin in
Lifetime Guaranteed Withdrawal Status, not all riders will enter Lifetime Automatic Periodic Benefit Status.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay
Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium, plus premium credits.
2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the
Contract value on the effective date of the rider.
3)	The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”). The ING LifePay Base is also increased to equal the
Contract value if the Contract value is greater than the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the
Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see
“ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal
Phase.

Lifetime Guaranteed Withdrawal Status. This status begins on the effective date of the rider and continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	the surrender of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your spouse beneficiary elects to continue the Contract.

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The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In
Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the ING LifePay rider, the Contract will provide no further benefits (including death benefits). If contract value is reduced to zero by a withdrawal in excess of the
Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Lifetime Automatic Periodic Benefit Status,” below. As described below, certain features of the ING LifePay rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal
Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay
Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the
Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
55-64	4%
65-75	5%
76-80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual
Withdrawal percentage.

If the ING LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the rider will enter the
Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals. The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the Maximum Annual
Withdrawal do not reduce the Maximum Annual Withdrawal. However, if the total amount of your withdrawals in any
Contract year exceeds the Maximum Annual Withdrawal, then the Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the Maximum Annual Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum
Distribution rules of the Tax Code are considered withdrawals for purposes of the ING LifePay rider and will begin the
Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal, which exceeds the Maximum
Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay rider, subject to the following rules:

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1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional
Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the
Maximum Annual Withdrawal.
2)	Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count against and reduce the Additional Withdrawal Amount without being deemed an excess withdrawal.
3)	In the event of any withdrawals that exceed both the Maximum Annual Withdrawal and the Additional
Withdrawal Amount, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the
Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.
4)	The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum
Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount does not carry over into the next calendar year.
5)	The ING LifePay rider cannot accommodate any grace periods allowed for Required Minimum Distributions pursuant to the Tax Code.
6)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum Annual
Withdrawal Amount. See “ING LifePay Reset Option” below. The Additional Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Illustrations 3 and 4 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base in the same proportion as contract value is reduced by the amount of these fees. During the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit
Status and you are no longer entitled to make withdrawals. Instead, under the ING LifePay rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	Other than as provided under the ING LifePay rider, the Contract will provide no further benefits (including death benefits);
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic
Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime
Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in

ING Empire Traditions – 85618

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each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the
Maximum Annual Withdrawal when the Maximum Annual Withdrawal, as recalculated, would be greater than your current Maximum Annual Withdrawal, based on the applicable Maximum Annual Withdrawal percentage times Contract value. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset
Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the applicable Maximum Annual
Withdrawal percentage times the Contract value on the Reset Effective Date. (For your Maximum Annual Withdrawal percentage, see “Determination of the Maximum Annual Withdrawal” above.) The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current
Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your
Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic
Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Retirement Moderate Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	Fixed Interest Allocation
ING Oppenheimer Active Allocation Portfolio

If this rider was purchased before February 2, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than the Accepted Funds or Fixed Allocation Funds are considered Other Funds.

ING Empire Traditions – 85618

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Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than
20% of the total Contract value allocated to both the Fixed Allocation Funds and Other Funds on any ING LifePay
Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other
Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed
Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed
Allocation Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.
However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix G – Examples of Fixed Allocation Funds
Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic
Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay rider if you do not wish to have your
Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1)	if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or
2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Under 1), above, the rider terminates on the death of the first owner, even if the owner is not the annuitant. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. Under 2), above, we will continue to pay the periodic payments that the owner was receiving under the LifePay rider to the annuitant. No other death benefit is payable in this situation.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see
“Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1)	The spouse is at least 55 years old on the date the Contract is continued; and
2)	The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the greater of the ING LifePay
Base and the then current Contract value;
3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and
4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

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If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	On the Contract anniversary following the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual
Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the
Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary. The Maximum Annual Withdrawal is considered to be zero until this recalculation, so withdrawals pursuant to the rider cannot be utilized. Withdrawals are permitted pursuant to the other provisions of the Contract. In other words, withdrawals during this time will not be subject to the guarantees of this rider. Withdrawals causing the Contract value to fall to zero will terminate the
Contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum
Annual Withdrawal does not go to zero on the claim date, which is the date of receipt of due proof of death, and withdrawals may continue under the rider provisions.

3)	The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death.
Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider until the death of the annuitant. While in
Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop.
No other death benefit is payable.

Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges. If you elect the ING LifePay rider, the amount of your withdrawals will be subject to surrender charges and any recapture of credits if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the Contract. See Appendix H for examples.

Loans. No loans are permitted on Contracts with the ING LifePay rider.

ING Empire Traditions – 85618

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Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay rider, see “Federal
Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay) Rider. The ING Joint LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase. The ING Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. See “Ownership, Annuitant and Beneficiary Requirements,” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may not offer the ING Joint LifePay rider, or may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay rider is available for Contracts issued on and after November 1, 2004 that do not already have a living benefit rider. The ING Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in
“Investment Option Restrictions,” below. Also, the ING Joint LifePay rider will not be issued if any contract value is allocated to a Fixed Interest Division, nor may you subsequently allocate contract value to a Fixed Interest Division. The Company in its discretion may allow the ING Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary.
Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay rider will be effective as of that contract anniversary.

Ownership, Annuitant and Beneficiary Designation Requirements. Certain ownership, annuitant and beneficiary designations are required in order to purchase the ING Joint LifePay rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay rider date is the date the ING Joint LifePay rider becomes effective. If you purchase the ING Joint LifePay rider when the contract is issued, the ING Joint LifePay rider date is also the contract date.

Charge. The charge for the ING Joint LifePay rider is as follows:

Current Annual Charge	Maximum Annual Charge if Reset Option
(Charge Deducted Quarterly)	Elected
0.75% of the contract value	1.50% of contract value

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We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders – ING
Joint LifePay Minimum Guaranteed Withdrawal Benefit Rider.” If you surrender or annuitize your Contract, the charge is pro-rated based on what is owed at the time. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after this change.

No Cancellation. Once you purchase the ING Joint LifePay rider, you may not cancel it unless you: a) cancel the contract during the contract’s free look period; b) surrender the contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the contract pursuant to its terms. These events automatically cancel the ING
Joint LifePay rider.

Termination. The ING Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize or terminate your contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving annuity payments in lieu of payments under the ING Joint LifePay rider;

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay rider): or

3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay rider to terminate automatically are discussed below.

Active Status. Once the ING Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint
LifePay rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the
ING Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING
Joint LifePay rider. However, all charges for the ING Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

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How the ING Joint LifePay Rider Works. The ING Joint LifePay rider has both statuses and phases. Through the lifetime of the ING Joint LifePay rider, you will be in one of two phases: the Growth Phase or the Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or before you begin to receive annuity payments. The Growth Phase is subject to the latest date for annuitization allowed under your Contract. See “The Income Phase – Restrictions on Start Dates and the Duration of
Payments.” During the Growth Phase, no benefits under the ING Joint LifePay rider are being paid out; rather, during the
Growth Phase, premiums and investment growth under your Contract continue to accumulate. The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the
Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the life of the rider, it will also be treated as in one of two statuses: Lifetime Guaranteed Withdrawal Status or Lifetime
Automatic Periodic Benefit Status. Together, these statuses operate to fulfill the rider’s withdrawal guarantee. Lifetime
Guaranteed Withdrawal Status begins on the date the rider is issued and continues until certain circumstances occur as noted in
“Lifetime Guaranteed Withdrawal Status,” below. Lifetime Automatic Periodic Benefit Status is a status that only begins if your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. If your contract value is depleted because of withdrawals that exceed the
Maximum Annual Withdrawal, then the Contract and the ING Joint LifePay rider will terminate without value. While all riders begin in Lifetime Guaranteed Withdrawal Status, not all riders will enter Lifetime Automatic Periodic Benefit Status.

Benefits paid under the ING Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING Joint
LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay rider on the contract date, the initial ING Joint LifePay Base is equal to the initial premium, plus premium credits.

2)	If you purchased the ING Joint LifePay rider after the contract date, the initial ING Joint LifePay Base is equal to the contract value on the effective date of the ING Joint LifePay rider.

3)	The initial ING Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth
Phase and premium credits, if applicable (“eligible premiums”). The ING Joint LifePay Base is also increased to equal the contract value if the contract value is greater than the current ING Joint LifePay Base, valued on each quarterly contract anniversary after the effective date of the ING Joint LifePay rider during the Growth Phase.
The ING Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING Joint
LifePay rider (see “ING Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Lifetime Guaranteed Withdrawal Status. This status begins on the effective date of the rider and continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	the surrender of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your spouse beneficiary elects to continue the Contract.

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The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In
Lifetime Automatic Periodic Benefit Status, other than payments as provided under the ING Joint LifePay rider the Contract will provide no further benefits (including death benefits). If contract value is reduced to zero by a withdrawal in excess of the
Maximum Annual Withdrawal Amount, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Lifetime Automatic Periodic Benefit Status,” below. As described below, certain features of the ING Joint LifePay rider may differ depending on whether you are in Lifetime
Guaranteed Withdrawal Status.

Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual
Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual
Withdrawal Percentage
55-64	4%
65-75	5%
76-80	6%
81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum
Annual Withdrawal percentage.

If the ING Joint LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the ING Joint
LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the
Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the
Contract and annual payments equal to the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals. The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the Maximum Withdrawal
Amount do not reduce the Maximum Withdrawal Amount. However, if the total amount of your withdrawals in any contract year exceeds the Maximum Annual Withdrawal, then the Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the Maximum Annual Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum
Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal, which exceeds the
Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay rider, subject to the following:

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1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this contract, is greater than the Maximum Annual Withdrawal on that date, an Additional
Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the
Maximum Annual Withdrawal.

2)	Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawal will count against and reduce the Additional Withdrawal Amount without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed both the Maximum Annual Withdrawal and the Additional
Withdrawal Amount, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the
Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal the portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual
Withdrawal. Any unused amount of the Additional Withdrawal Amount does not carry over into the next calendar year.

5)	The ING Joint LifePay rider cannot accommodate any grace periods allowed for Required Minimum
Distributions pursuant to the Tax Code.

6)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum Annual
Withdrawal Amount. See “ING Joint LifePay Reset Option” below. The Additional Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Illustrations 3 and 4 below.

Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Base in the same proportion as contract value is reduced by the amount of these fees. During the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider will enter
Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING
Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual
Withdrawal.

When the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

1)	other than as provided under the ING Joint LifePay rider, the contract will provide no further benefits (including death benefits);
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay rider at the time this status begins. If both spouses are active under the ING Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the
ING Joint LifePay rider and the contract will terminate without further value. If only one spouse is active under the ING
Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay rider and the contract will terminate without value.

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If when the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

ING Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the
Maximum Annual Withdrawal when the Maximum Annual Withdrawal, as recalculated, would be greater than your current
Maximum Annual Withdrawal, based on the applicable Maximum Annual Withdrawal percentage times contract value. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the
Maximum Annual Withdrawal will increase to be equal to the applicable Maximum Annual Withdrawal percentage times the contract value on the Reset Effective Date. (For your Maximum Annual Withdrawal percentage, see “Determination of the
Maximum Annual Withdrawal” above). The reset option is only available when the ING Joint LifePay rider is in Lifetime
Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual
Withdrawal.

If the reset option is exercised, the charge for the ING Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the ING Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

Investment Option Restrictions. While the ING Joint LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds
Automatic Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING Retirement Conservative Portfolio
ING American Funds Asset Allocation Portfolio	ING Retirement Growth Portfolio
ING American Funds World Allocation Portfolio	ING Retirement Moderate Growth Portfolio
ING Invesco Van Kampen Equity and Income Portfolio	ING Retirement Moderate Portfolio
ING Liquid Assets Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING MFS Total Return Portfolio	Fixed Interest Allocation
ING Oppenheimer Active Allocation Portfolio

If this rider was purchased before February 2, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

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Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING U.S. Bond Index Portfolio
ING Intermediate Bond Portfolio

You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate
Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than the Accepted Funds or Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than
20% of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any ING Joint LifePay
Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other
Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed
Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed
Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from a Fixed Allocation Fund or Other Fund.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.
However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix G – Examples of Fixed Allocation Funds
Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds
Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed
Allocation Funds even if you have not previously been invested in them. See “Appendix G – Examples of Fixed
Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint
LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual
Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the
ING Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

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Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the ING Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay rider will remain in effect pursuant to its original terms and ING Joint
LifePay coverage and charges will continue. As of the date the contract is continued, if the Contract is in the
Growth Phase, then the ING Joint LifePay Base will be increased to equal the contract value, if greater.
Otherwise, if the Contract is in the Withdrawal Phase, then the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the contract value on the date the contract is continued. Such a reset will not count as an exercise of the ING
Joint LifePay Reset Option, and rider charges will not increase.

If the surviving spouse elects not to continue the contract, ING Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay rider terminates and ING Joint LifePay coverage and charges cease upon proof of death.

Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The
ING Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;
2)	change of owner from one custodian to another custodian for the benefit of the same individual;
3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges. If you elect the ING Joint LifePay rider, the amount of your withdrawals will be subject to surrender charges and any recapture of credits if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract. See below for examples.

Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the ING Joint
LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING LifePay and ING Joint LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

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Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum
Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges.
Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000
- $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 /
$50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum
Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum
Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is
$49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional
Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum
Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The
Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual
Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum
Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual
Withdrawal.

Illustration 4: An Additional Withdrawal Amount expires at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also assume RMDs, applicable to this contract, are $6,000 and $5,000 for the 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007 a withdrawal of $5,000 is taken which exhausts the Maximum Annual
Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing
Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that the Maximum Annual Withdrawal has been exhausted however is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2008 to take the newly calculated Additional Withdrawal Amount of $1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing
Maximum Annual Withdrawal, $0 ($5,000-$5,000). Note that the Additional Withdrawal Amount of $1,000 from the 2008 calendar year does not carry over to the 2009 calendar year.

Illustration 5: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The
Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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APPENDIX I

Minimum Guaranteed Withdrawal Benefit

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). Effective September 4, 2007, the MGWB rider is no longer available. The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. If you elect the MGWB rider, you may not allocate contract value to the GET Fund or the Fixed Interest Division. For
Contracts purchased on and after August 7, 2006, the MGWB rider was available if you elected the premium credit option.
(Otherwise, the MGWB rider was not available with the premium credit option).

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;
2)	if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic
Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges.
Once your contract reaches Automatic Periodic Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. The Maximum
Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than the MAW will cause a reduction in the MGWB Withdrawal Account by the proportion that the excess withdrawal bears to the remaining contract value after the withdrawal of the MAW.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Examples of excess withdrawals are at the end of this appendix.

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal
Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

There are tax implications of withdrawals and payments under the MGWB rider. See “Withdrawals” and “Federal Tax
Considerations” in the prospectus for more information. You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments.
It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals” in the prospectus. However, making any withdrawals in

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any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;
2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the
Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your
Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of: (i) your Contract’s latest annuity start date; (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining
MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment.
Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your
Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates.
Your Contract will remain in Automatic Periodic Benefit Status until the earliest of: (i) payment of all MGWB periodic payments; (ii) payment of the Commuted Value (defined below); or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the
Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask
Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments.
Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing
MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider will increase to the maximum annual charge of 1.00% .
The Reset Option can only be elected on contract anniversaries . If you elect the Reset
Option, the Step-Up benefit is not available.

Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;
2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

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The Step-Up Benefit may be elected only one time under the MGWB Rider. Election of the
Step-Up benefit is limited to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your Contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner
Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the
MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your
MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase and Charge. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. The charge for the MGWB rider is as follows:

Maximum Annual Charge if Step-Up	Current Annual Charge
Benefit Elected	(Charge Deducted Quarterly)
1.00% of the contract value	0.45% of the contract value

Minimum Guaranteed Withdrawal Benefit (MGWB). The annual charge for the MGWB rider is 0.45% (0.12%
quarterly) of the contract value. Before May 1, 2005, the annual charge was 0.35% of the contract value. The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges during the period starting on the rider date and up to your Contract’s Automatic Periodic Benefit Status. Automatic Periodic Benefit
Status will occur if your contract value is reduced to zero and other conditions are met. Please see “Minimum Guaranteed
Withdrawal Benefit - Automatic Periodic Benefit Status” in this prospectus.  If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization. If your rider was issued prior to May 1, 2005 and you elect the Step-Up Benefit, we will increase increase the charge for the MGWB rider to the maximum annual charge of 1.00%
of contract value.

MGWB Excess Withdrawal Amount Examples
The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal
Amount for transfers and withdrawals in excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawal Amount”).

Example # 1: Contract Value is greater than the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $120,000, the Eligible Payment Amount (EPA) is $100,000, the
Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account (“Withdrawal Account”) is
$80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $110,000 ($120,000 - $10,000). The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to
$73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $71,061.95 ($73,000 * (1 - $3,000 / $113,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $97,345.13 ($100,000 * (1 - $3,000 / $113,000)). The MAW is then recalculated to be 7% of the new EPA, $6,814.15 ($97,345.13 * 7%).

ING Empire Traditions – 85618

I-3

Example # 2: Contract Value is less than the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $60,000, the Eligible Payment Amount (EPA) is $100,000, the
Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account (“Withdrawal Account”) is
$80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $50,000 ($60,000 - $10,000). The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to
$73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $68,867.92 ($73,000 * (1 - $3,000 / $53,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $94,339.62 ($100,000 * (1 - $3,000 / $53,000)). The MAW is then recalculated to be 7% of the new EPA, $6,603.77 ($94,339.62 * 7%).

Example # 3: Contract Value is equal to the MGWB Withdrawal Account

Assume the Contract Value (CV) before the withdrawal is $80,000, the Eligible Payment Amount (EPA) is $100,000, the
Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account (“Withdrawal Account”) is
$80,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $70,000 ($80,000 - $10,000). The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The MGWB Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to
$73,000 ($80,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $70,000.00 ($73,000 * (1 - $3,000 / $73,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $95,890.41 ($100,000 * (1 - $3,000 / $73,000)). The MAW is then recalculated to be 7% of the new EPA, $6,712.32 ($95,890.41 * 7%).

ING Empire Traditions – 85618

I-4

PART B

Statement of Additional Information

ING EMPIRE TRADITIONS VARIABLE ANNUITY

Deferred Variable Annuity Prospectus

Issued by
SEPARATE ACCOUNT NY-B

of
RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the prospectus for the ReliaStar Life Insurance Company of New York deferred variable contract which is referred to herein. The prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, send a written request to ReliaStar
Life Insurance Company of New York, Customer Service Center, P.O. Box 9271 Des Moines, Iowa 50306-
9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION:

April 30, 2012

i

Introduction
This Statement of Additional Information provides background information regarding Separate Account NY-B.

Description of ReliaStar Life Insurance Company of New York
ReliaStar Life Insurance Company of New York (“RLNY”) is a New York stock life insurance company originally incorporated on June 11, 1917 under the name, The Morris Plan Insurance Society. RLNY is authorized to transact business in all states, the District of Columbia, the Dominican Republic and the
Cayman Islands and is principally engaged in the business of providing individual life insurance and annuities, employee benefit products and services, retirement plans, and life and health insurance. Until
October 1, 2003, RLNY was a wholly-owned subsidiary of Security-Connecticut Life Insurance Company
(“Security-Connecticut”). Effective October 1, 2003, Security-Connecticut merged with and into its parent, ReliaStar Life Insurance Company (“ReliaStar”). ReliaStar is an indirect wholly-owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.
RLNY’s financial statements appear in the Statement of Additional Information.

RLNY, an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account NY-B of ReliaStar Life Insurance Company of New York
Separate Account NY–B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts.
We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets
RLNY acts as its own custodian for Separate Account NY–B.

The Administrator
On November 8, 1996, First Golden American Life Insurance Company of New York (“First Golden”) and
ING USA Annuity and Life Insurance Company (“ING USA”) entered into an administrative service agreement pursuant to which ING USA agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to First Golden. Beginning on April 1, 2002, the effective date of the merger of First Golden into RLNY (“merger date”), the expenses incurred by ING USA in relation to this service agreement will be reimbursed by RLNY on an allocated cost basis. As of the merger date,
RLNY will be obligated to reimburse these expenses. For the years ended December 31, 2011, 2010 and
2009, RLNY incurred expenses of $0, $0 and $0, respectively, under the agreement with ING USA.

Also on November 8, 1996, First Golden, ING USA and Directed Services LLC entered into a service agreement pursuant to which First Golden and ING USA agreed to provide Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain of its facilities. As of the merger date, RLNY will provide its personnel to provide such services. RLNY expects to charge Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable and second allocated based on the estimated amount of time spent by RLNY’s employees on behalf of Directed Services LLC. For the year ended December
31, 2011, there were no charges to ING USA and Directed Services LLC for these services.

1

Experts
The statements of assets and liabilities of Separate Account NY-B as of December 31, 2011, and the
related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the statutory basis financial statements of the Company as of December 31, 2011 and
2010, and for each of the three years in the period ended December 31, 2011, included in the Statement of
Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard,
Atlanta, GA 30308.

Distribution of Contracts
The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of RLNY, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by RLNY. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with
Directed Services LLC. For the years ended 2011, 2010 and 2009 commissions paid by ING USA, including amounts paid by its affiliated Company, ReliaStar Life Insurance Company of New York, to
Directed Services LLC aggregated $3,351,615, $3,678,585 and $6,918,468 respectively. As of the merger date, RLNY became the depositor for these variable insurance products. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Published Ratings
From time to time, the rating of RLNY as an insurance company by A.M. Best Company may be referred to in advertisements or in reports to contract owners. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A++ to F. An
A++ and a A+ rating means, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value
The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below. Note that in your Contract, contract value is referred to as accumulation value. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the Annual Ratchet Death Benefit Option, the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with the Standard Death Benefit Option is lower than that used in the examples and would result in higher AUV’s or contract values.

2

Illustration of Calculation of AUV
Example 1.
1.	AUV, beginning of period	$10.00000000
2.	Value of securities, beginning of period	$10.00000000
3.	Change in value of securities	0.10000000
4.	Gross investment return (3) divided by (2)	0.01000000
5.	Less daily mortality and expense charge	0.00003446
6.	Less asset based administrative charge	0.00000411
7.	Net investment return (4) minus (5) minus (6)	0.00996163
8.	Net investment factor (1.000000) plus (7)	1.00996163
9.	AUV, end of period (1) multiplied by (8)	$10.09961430

Illustration of Purchase of Units (Assuming No State Premium Tax)
Example 2.
1.	Initial Premium Payment	$1,000
2.	AUV on effective date of purchase (see Example 1)	$10.00000000
3.	Number of Units purchased [(1) divided by (2)]	100.00000000
4.	AUV for valuation date following purchase (see Example 1)	$10.09961430
5.	Contract Value in account for valuation date following
	purchase [(3) multiplied by (4)]	$1,009.96

Performance Information
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account NY–B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the ING Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account NY–B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account NY–B, assuming an investment at the beginning of the period when the separate account first invested in the portfolio and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account NY-B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

3

Current yield for the ING Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the
Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-
day period, after subtracting fees and expenses accrued during the period, assuming no surrender. You should be aware that there is no guarantee that the ING Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock
Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices; (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service; and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper
Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information
Registration statements have been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this
Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

4

STATUTORY BASIS FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE
COMPANY OF NEW YORK
The audited Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York are
listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Balance Sheets – Statutory Basis – as of December 31, 2011 and 2010
Statements of Operations – Statutory Basis – for the years ended December 31, 2011, 2010 and 2009
Statements of Changes in Capital and Surplus – Statutory Basis – for the years ended December 31, 2011,
2010 and 2009
Statements of Cash Flows – Statutory Basis – for the years ended December 31, 2011, 2010 and 2009
Notes to Financial Statements – Statutory Basis

FINANCIAL STATEMENTS OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
The audited Financial Statements of ReliaStar Life Insurance Company of New York Separate Account
NY–B are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2011
Statements of Operations for the year ended December 31, 2011
Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010
Notes to Financial Statements

CONDENSED FINANCIAL INFORMATION (Accumulation Unit Values)

5

FINANCIAL STATEMENTS — STATUTORY BASIS ReliaStar Life Insurance Company of New York For the years ended December 31, 2011, 2010 and 2009 with Report of Independent Registered Public Accounting Firm

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Financial Statements – Statutory Basis
December 31, 2011

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis – as of December 31, 2011 and 2010	3
Statements of Operations - Statutory Basis – for the years ended December 31, 2011,
2010 and 2009	5
Statements of Changes in Capital and Surplus - Statutory Basis – for the years ended
December 31, 2011, 2010 and 2009	6
Statements of Cash Flows - Statutory Basis – for the years ended December 31, 2011,
2010 and 2009	7
Notes to Financial Statements - Statutory Basis	8

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder ReliaStar Life Insurance Company of New York

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance
Company of New York (the “Company,” an indirect wholly owned subsidiary of ING America
Insurance Holdings, Inc.), as of December 31, 2011 and 2010, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by New York Department of
Financial Services (“New York Insurance Department”), which practices differ from U.S.
generally accepted accounting principles. The variances between such practices and U.S.
generally accepted accounting principles are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of ReliaStar Life Insurance Company of
New York at December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company of New York at
December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for income taxes in 2009.

/s/ Ernst & Young LLP

Atlanta, Georgia March 30, 2012

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2011	2010
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$ 1,690,908	$ 1,702,336
Bonds - securities loaned	93,675	76,483
Preferred stocks	300	493
Common stocks	634	702
Mortgage loans	87,902	93,572
Contract loans	109,991	110,375
Securities lending collateral	85,026	62,470
Derivatives	25,851	2,870
Other invested assets	25,524	26,794
Cash and short term investments	124,383	69,053
Total cash and invested assets	2,244,194	2,145,148

Deferred and uncollected premiums, less loading (2011-[$13,683]; 2010-[$9,395])	(11,650)	434
Accrued investment income	22,748	20,972
Reinsurance balances recoverable	21,437	16,857
Indebtedness from related parties	794	2,984
Federal income tax recoverable (including $5,703 on realized capital
losses at December 31, 2011)	2,133	-
Net deferred tax asset	38,356	39,374
Other assets	301	198
Separate account assets	989,587	1,138,542
Total admitted assets	$ 3,307,900	$ 3,364,509

The accompanying notes are an integral part of these financial statements.

3

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets - Statutory Basis

	December 31
	2011	2010
	(In Thousands,
	except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$ 1,713,754	$ 1,671,654
Accident and health reserves	37,950	30,242
Deposit type contracts	106,739	104,242
Policyholders’ funds	385	288
Dividends payable	1,059	1,019
Policy and contract claims	37,370	19,783
Total policy and contract liabilities	1,897,257	1,827,228

Accounts payable and accrued expenses	7,585	12,526
Reinsurance balances	1,579	894
Indebtedness to related parties	11,169	10,589
Current federal income taxes payable (including $3,066 on
realized capital losses at December 31, 2010)	-	2,951
Contingency reserve	4,104	4,142
Asset valuation reserve	15,616	2,759
Net transfers from separate accounts	(22,850)	(34,301)
Derivatives	1,893	1,000
Payable for securities lending	85,026	62,470
Other liabilities	35,409	15,513
Separate account liabilities	989,587	1,138,542
Total liabilities	3,026,375	3,044,313

Capital and surplus:
Common stock: $2.00 par value; 1,377,863 shares authorized, issued
and outstanding	2,756	2,756
Special surplus funds	17,780	20,514
Paid in and contributed surplus	228,881	228,881
Unassigned surplus	32,108	68,045
Total capital and surplus	281,525	320,196
Total liabilities and capital and surplus	$ 3,307,900	$ 3,364,509

The accompanying notes are an integral part of these financial statements.

4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Operations - Statutory Basis

	Year ended December 31
	2011	2010	2009
		(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$ 114,264	$ 174,243	$ 282,597
Considerations for supplementary contracts with life contingencies	2,029	5,986	4,074
Net investment income	109,020	106,402	103,303
Amortization of interest maintenance reserve	(1,044)	(2,017)	(1,664)
Commissions, expense allowances and reserve adjustments on
reinsurance ceded	50,900	30,444	34,872
Other revenues	30,484	33,911	27,809
Total premiums and other revenues	305,653	348,969	450,991

Benefits paid or provided:
Death benefits	97,722	86,909	82,193
Annuity benefits	15,643	13,669	16,637
Surrender benefits and withdrawals	173,625	131,220	358,755
Interest on policy or contract funds	3,017	3,415	3,897
Accident and health benefits	25,260	24,904	26,195
Other benefits	3,731	3,396	2,615
Increase (decrease) in life, annuity, and accident and health reserves	49,842	3,186	(98,793)
Net transfers from separate accounts	(95,991)	(21,262)	(149,308)
Total benefits paid or provided	272,849	245,437	242,191

Insurance expenses and other deductions:
Commissions	34,585	29,945	38,091
General expenses	40,745	40,530	43,176
Insurance taxes, licenses and fees	2,014	13,936	12,724
Other deductions (recovered expenses)	910	118	(12,064)
Total insurance expenses and other deductions	78,254	84,529	81,927
(Loss) gain from operations before policyholder dividends,
federal income taxes and net realized capital losses	(45,450)	19,003	126,873
Dividends to policyholders	977	927	937
(Loss) gain from operations before federal income taxes and net
realized capital losses	(46,427)	18,076	125,936
Federal income tax (benefit) expense	(973)	3,113	6,853
(Loss) gain from operations before net realized capital losses	(45,454)	14,963	119,083
Net realized capital losses	(3,602)	(34,989)	(23,837)
Net (loss) income	$ (49,056)	$ (20,026)	$ 95,246

The accompanying notes are an integral part of these financial statements.

5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Changes in Capital and Surplus - Statutory Basis

	Year ended December 31
	2011	2010	2009
		(In Thousands)
Common stock:
Balance at beginning and end of year	$ 2,756	$ 2,756	$ 2,756

Special surplus funds:
Balance at beginning and end of year	20,514	7,255	-
Change in admitted deferred tax asset per SSAP 10R	(2,734)	13,259	7,255
Balance at end of year	17,780	20,514	7,255

Paid-in and contributed surplus:
Balance at beginning and end of year	228,881	228,881	228,881

Unassigned surplus
Balance at beginning of year	68,045	83,699	(9,673)
Net (loss) income	(49,056)	(20,026)	95,246
Change in net unrealized capital gains (losses)	17,414	(847)	(3,198)
Change in nonadmitted assets	(9,869)	(8,754)	21,728
Change in reserve on account of change in valuation basis	-	2,191	-
Change in liability for reinsurance in unauthorized companies	1	1,783	2,611
Change in asset valuation reserve	(12,857)	(535)	15,185
Change in net deferred income tax	16,082	13,246	(34,963)
Deferred gain on reinsurance of existing business	5,189	-	-
Amortization of gain on reinsurance	(2,841)	(2,712)	(2,712)
Cumulative effect of change in accounting principle	-	-	(525)
Balance at end of year	32,108	68,045	83,699
Total capital and surplus	$ 281,525	$ 320,196	$ 322,591

The accompanying notes are an integral part of these financial statements.

6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2011	2010	2009
		(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received,
net of reinsurance paid	$ 130,854	$ 186,495	$ 240,438
Net investment income received	110,525	106,945	105,789
Commission and expenses paid	(67,416)	(80,257)	(92,393)
Benefits paid	(303,732)	(272,303)	(495,128)
Net transfers from separate accounts	107,482	30,268	145,805
Dividends paid to policyholders	(927)	(893)	(861)
Federal income taxes received (paid)	1,591	(7,047)	14,500
Miscellaneous income	79,029	63,149	111,423
Net cash provided by operations	57,406	26,357	29,573

Investment Activities
Proceeds
Bonds	370,662	468,553	918,917
Stocks	247	1,946	2,334
Mortgage loans	16,370	11,352	19,798
Other invested assets	2,658	3,236	3,320
Miscellaneous proceeds	1,861	1,594	244
Total proceeds from sales, maturities, or repayments of investments	391,798	486,681	944,613
Cost of investments acquired:
Bonds	383,286	663,033	757,617
Stocks	473	2,080	902
Mortgage loans	10,700	2,400	-
Other invested assets	1,315	1,724	1,836
Miscellaneous applications	9,128	18,393	27,698
Total cost of investments acquired	404,902	687,630	788,053
Net decrease (increase) in contract loans	325	(2,390)	(6,471)
Net cash (used in) provided by investment activities	(12,779)	(203,339)	150,089

Financing and Miscellaneous Activities
Other cash provided:
Capital contributions	-	-	90,000
Borrowed money	-	-	(74,324)
Net deposits on deposit type contracts	2,497	20,432	13,545
Other cash provided (used)	8,206	(3,926)	773
Net cash provided by financing and miscellaneous activities	10,703	16,506	29,994
Net increase (decrease) in cash and short term investments	55,330	(160,476)	209,656
Cash and short term investments:
Beginning of year	69,053	229,529	19,873
End of year	$ 124,383	$ 69,053	$ 229,529

The accompanying notes are an integral part of these financial statements.

7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

1.	Organization and Significant Accounting Policies

ReliaStar Life Insurance Company of New York (the "Company") is domiciled in New
York and is a wholly owned subsidiary of ReliaStar Life Insurance Company
("ReliaStar"), a Minnesota domiciled insurance company. ReliaStar is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion”), a Connecticut domiciled non-
insurance holding company. Lion, in turn, is a wholly owned subsidiary of ING America
Insurance Holdings, Inc. (“ING AIH”), a Delaware domiciled non-insurance holding company. The Company’s ultimate parent is ING Groep, N.V. (“ING”), a global financial services company based in the Netherlands.

Description of Business

The Company principally provides and distributes life insurance and related financial services products, including individual life insurance and annuities, group life, and health products and services. The Company’s strategy is to offer a wide variety of products and services designed to address customers’ needs for financial security, especially tax advantaged savings for retirement and protection in the event of death. The Company is presently licensed in all 50 states and the District of Columbia.

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

Effective December 31, 2011, the Company adopted Statement of Statutory Accounting
Principles (“SSAP”) No. 5R, Liabilities, Contingencies and Impairments of Assets –
Revised (“SSAP No. 5R”). This statement defines and establishes accounting for liabilities, contingencies and impairments of assets, particularly contingencies related to or on behalf of direct or indirect wholly owned insurance and non-insurance subsidiaries.
At inception, the Company is required to record a liability equal to the fair value of the guarantee. If the Company subsequently determines that it is probable that payment will be required under the guarantee, the liability recorded will be an amount equal to the greater of the fair value of the guarantee or the undiscounted future payments required under the guarantee. There was no impact to the Company’s financial statements as a result of adopting this accounting standard. See Note 13 for additional disclosures required by this statement.

8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Effective December 31, 2011, the Company adopted the modifications made to SSAP
No. 22, Leases (“SSAP No. 22”), as they relate to modification and early termination of leases. Under the provisions of the statement, early termination or non-use of leased property benefits, are recognized at fair value as follows:
	a.	Liabilities for costs to terminate a contract before the end of its term are recognized when the Company terminated in accordance with the contract terms.
	b.	Liabilities for costs that will continue to be incurred under a contract for its remaining term without economic benefit are recognized as of the date the
Company no longer has the right to use the leased property. The fair value of the liability on that date will be determined based on the remaining lease rentals, adjusted for the effects of any prepaid or deferred items recognized under the lease, and reduced by estimated sublease rentals that could be reasonably obtained for the property, even if there is no intent to enter into a sublease.

The Company did not recognize a liability as a result of the adoption of this statement.
There was no impact to net income. See Note 13 for additional disclosures required by this statement.

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and
Other Assessments (“SSAP No. 35R”). This statement establishes statutory accounting principles for guaranty fund and other assessments.

Guaranty fund and other assessments will be expensed and a liability accrued by the
Company when the following conditions are met:
a.	An assessment has been imposed or information available prior to issuance of the statutory financial statement indicates that it is probable that an assessment will be imposed.
b.	The event obligating an entity to pay an imposed or probable assessment has occurred on or before the date of the financial statements.
c.	The amount of the assessment can be reasonably estimated.

In addition, if it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges, the Company will recognize an asset or liability for that recovery in an amount that is determined based on current laws, projections of future premium collections or policy surcharges from in-force policies. Any recognized asset from premium tax credits or policy surcharges will be re-
evaluated regularly to ensure recoverability. Upon expiration, tax credits no longer meeting the definition of an asset will be charged to income in the period the determination is made.

The Company has re-evaluated both the liability and asset under the new guidelines established by SSAP No. 35R due to various assessments related to insolvencies. The
Company’s 2011 financial statements were not impacted as a result of the adoption of this change in accounting principle.
Effective December 31, 2010, the Company adopted SSAP No. 100, Fair Value
Measurements (“SSAP No. 100”). This statement defines fair value, establishes a

9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

framework for measuring fair value, and establishes the following disclosure requirements about fair value:

§	Fair value measurements at the reporting date and the source of the fair value measurement;
§	The level within the fair value hierarchy in which the fair value measurements fall;
§	Significant transfers in and out of Level 3;
§	Purchases, sales, issuances, and settlement in the Level 3 fair value measurements reconciliation;
§	Fair value measurement disclosures for each class of assets and liabilities (i.e.
disaggregated);
§	Valuation techniques and inputs used for Level 1, Level 2 and Level 3 fair value measurements.

The adoption had no impact on the Company’s Balance Sheet or Statement of
Operations. See Note 12 for additional documents required by this standard.

Effective December 31, 2010, the Company adopted SSAP No. 91R, Accounting for
Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP
No. 91R”). The statement initially established statutory accounting principles for transfers and servicing of financial assets. Amendments to the statement were made in
2010 to clarify that the adequacy of collateralization should be measured based on the fair value of the collateral obtained. Under the revised standard, securities pledged as collateral that may be sold or repledged by the transferor or its agent are reclassified on the Company's balance sheet separately from assets not so encumbered. Reporting of collateral on the Company's balance sheet is determined by the administration of the program and is presented accordingly. The adoption of SSAP No. 91R had no impact on the net income or surplus of the Company. See Note 3 for additional discloses required by the standard.

Effective December 31, 2009, the Company adopted SSAP No. 10R, Income Taxes
(“SSAP No. 10R”). This statement requires the Company to calculate admitted deferred tax assets based upon the gross admitted deferred asset to reverse within one year with a cap on the admitted portion of the deferred tax asset of 10% of capital and surplus for its most recently filed statement with the domiciliary state superintendent. If the Company’s risk-based capital (“RBC”) levels, after reflecting the above limitations, exceeds 250% of the authorized control level, the statement increases the limitation on admitted deferred tax assets from the deferred asset expected to reverse in one year to what is expected to reverse over the next three years and increases the cap on the admitted portion of the deferred tax asset from 10% of capital and surplus for its most recently filed statement with the domiciliary state superintendent to 15% of capital and surplus for its most recently filed statement with the domiciliary state superintendent. Other revisions in the statement include requiring the Company to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. The effects on the Company's 2009

10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

financial statements of adopting this change in accounting principle at December 31,
2009 were increases to capital and surplus and total admitted assets of $7.3. This adoption had no impact on net income or total liabilities. The increase in capital and surplus related to the cumulative effect of adopting this change in accounting principle is disclosed in a separate line in the Statements of Changes in Capital and Surplus.

Effective December 31, 2009, the Company adopted Actuarial Guideline 43 – Variable
Annuity Commissioners Annuity Reserve Valuation Method (“AG43”). The NAIC
replaced the existing formula-based reserve standard methodology (AG34 – Death
Benefits and New York Regulation 128 for living benefits (“Reg 128”) with a stochastic principles-based methodology (AG43) for determining reserves for all individual variable annuity contracts with and without guaranteed benefits and all group annuity contracts with guarantees issued on or after 1/1/1981. Variable payout annuity contracts are also subject to AG43. Under the requirements of AG43, there is no cumulative effect of adopting AG43. Reserves calculated using AG43 were higher than reserves calculated under AG34 and Reg 128 by $46.7. Where the application of AG43 produces higher reserves than the Company had otherwise established under AG34 and Reg 128, the
Company may request a grade-in period, not to exceed three years, from the Domiciliary
Commissioner. The grading shall be done only on reserves on the contracts in-force as of
December 31, 2009. The Company did not elect the grade-in provision, therefore reserves at December 31, 2009 reflect the full impact of the adoption of AG43.

Effective July 1, 2009, the Company adopted SSAP No. 43R, Loan-backed and
Structured Securities (“SSAP No. 43R”). This statement provides guidance on recording other-than-temporary impairments (“OTTI”) on loan-backed and structured securities.
When the holder of a loan-backed or structured security with an unrealized loss position either has the intent to sell the security or does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security must be written down to fair value.

When the holder of a loan-backed or structured security in an unrealized loss position does not intend to sell the security and has the intent and ability to hold the security for a period of time sufficient to recover the amortized cost, the holder of the security must compare the present value of the expected future cash flows for this security to its amortized cost. If the present value of the expected future cash flows for the security is lower than its amortized cost, the security is written down to its present value of the expected future cash flows.

In both instances noted above, the total loss recorded is bifurcated between the interest related loss and the non-interest related loss. The interest related portion shall be recorded through the interest maintenance reserve (“IMR”) and the non-interest related portion shall be recorded through the asset valuation reserve (“AVR”). The effects on the
Company's 2009 financial statements of adopting this change in accounting principle at
July 1, 2009 were decreases in total admitted assets of $0.8, total liabilities of $0.3, and capital and surplus of $0.5. This adoption had no impact on net income.

11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York
Department of Financial Services, which practices differ from United States generally accepted accounting principles (“GAAP”). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance
Commissioners (“NAIC”) rating; for GAAP, such fixed maturity investments are designated at purchase as held to maturity, trading or available for sale. Held to maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in Statements of Operations for those designated as trading and as a separate component of other comprehensive income in stockholder’s equity for those designated as available for sale.

Management regularly reviews the value of the Company’s investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other than temporary decline in value. To make this determination for each security, the following are some of the factors considered:

§	The length of time and the extent to which the fair value has been below cost.
§	The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
§	Management’s intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, management makes a judgment as to whether the loss is other than temporary. If the loss is other than temporary, an impairment charge is recorded within net realized investment gains (losses) in the Statements of Operation in the period the determination is made.

The Company invests in structured securities including mortgage backed securities/
collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. For these structured securities in unrealized loss positions in the periods after the adoption of SSAP No. 43R management determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If management has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected future cash flows for this security to its carrying value. If the present

12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

When an other-than-temporary impairment (“OTTI”) is recorded because there is intent to sell or a holder does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The total loss recorded is bifurcated between the interest related loss and the non-
interest related loss. The interest portion shall be recorded through the IMR and the non-
interest portion shall be recorded through the AVR.

For GAAP, when a decline in fair value is determined to be other-than-temporary, the loss which is calculated as the difference between the securities carrying value and fair value is recorded in net realized capital gains (losses) in its entirety or bifurcated between net realized capital gains (losses) and accumulated other comprehensive income, as appropriate.

Realized gains and losses on disposed investments are reported in the Statements of
Operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the Statements of Operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold.

The Company follows the hedge accounting guidance in SSAP No. 86, Accounting for
Derivative Instruments and Hedging Activities (SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item.
Derivatives used in hedging transactions that do not meet the requirements of SSAP No.
86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately. For effective cash flow hedges, changes in fair value are credited or charged directly to a separate component of shareholder’s equity rather than to income as required for fair value hedges. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value is recognized in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write down for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure.
The carrying value of the impaired loan is reduced by establishing a permanent write-
down recorded in net realized capital gains (losses). Under GAAP, in addition to

13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

impairments of specific mortgage loans, a general allowance is recorded for losses not specifically identifiable.

Valuation Reserves: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an
NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company’s net deferral of IMR is negative and as such is reported as a component of other assets and completely nonadmitted in the accompanying Balance Sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate.
Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and
Commissioners’ Reserve Valuation methods (“CRVM”) using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest

14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Gains and losses generated in certain reinsurance transactions are deferred and amortized over the remaining life of the business for GAAP purposes. For statutory, losses are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed deferred federal income tax assets, disallowed interest maintenance reserves, non operating software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC
Accounting Practices and Procedures Manual, are excluded from the accompanying
Balance Sheets and are charged directly to unassigned surplus.

Employee Benefits: For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared. Under
GAAP, dividends are recognized over the term of the related policies.

15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse over the next year, taxes paid in prior years that could be recovered through carrybacks, surplus limits, and the amount of deferred tax liabilities available for offset. For periods after the adoption of SSAP No. 10R, and assuming certain minimum thresholds are met, the formula allows the Company to consider the amount that is expected to reverse over the next three years rather than the single year under SSAP No.
10. The Company is also required under SSAP No. 10R, to reduce the gross deferred tax asset by a statutory valuation allowance adjustment if, based on the weight of available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. Any deferred tax assets not covered under the formula are nonadmitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is more likely than not realizable.

Statements of Cash Flows: Cash and short term investments in the Statements of Cash
Flows represent cash balances, demand deposits and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition. Under
GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less. Other invested assets include cash loaned through the Company’s reciprocal loan program.

Reconciliation to GAAP: The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are principally stated at amortized cost using the effective interest method.

Loan backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Amortized cost is determined using the effective interest method and includes anticipated prepayments. The retrospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities.
For certain securities the prospective adjustment method is used, including interest only securities and securities that have experienced an other-than-temporary impairment.

Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value and nonredeemable preferred stocks are reported at fair value or the lower of cost or fair value.

16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the
Company values all derivative instruments on a consistent basis with the hedged item.
Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.
The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are added to the AVR. The Company enters into the following derivatives:

§	Interest rate swaps: Interest rate swaps are used to manage the interest rate risk in the Company’s fixed maturity portfolio, as well as the Company’s liabilities.
Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

§	Credit default swaps (sold credit protection): Credit default swaps and total return swaps are utilized to replicate the investment characteristics of permissible investments using the derivative in conjunction with other investments. Replicated
(synthetic) assets filed with the NAIC’s Securities Valuation Office (“SVO”) result in both the derivative and cash instrument being carried at amortized cost. The replication practices are in accordance with SSAP No. 86.

§	Credit default swaps: Credit default swaps are used to reduce the credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals and represents amounts for the purchase or sale of credit protection. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to par minus recovery value of the swap contract.

§	Currency swaps: Currency swaps are used to hedge the foreign exchange exposure in the Company’s foreign currency denominated fixed maturity portfolio. As foreign exchange rates changes, the increase or decrease in the cash flows (principal and interest) of the derivatives generally offsets the changes in the functional-
currency equivalent cash flows of the underlying hedged item.

17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

§	Futures: The Company utilizes futures contracts in a dynamic hedge of their variable annuity products.

§	Options: Call options are used to hedge against an increase in the various equity indices. Such increase may result in increased payments to contract holders of fixed indexed annuity contracts, and the options offset this increased expense. Put options are used to hedge the liability associated with embedded derivatives in certain variable annuity contracts and as part of a hedging program designed to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. Options are reported at fair value.

Contract loans are reported at unpaid principal balances.

The Company does not currently engage in reverse repurchase agreements and reverse dollar repurchase agreements, but has in prior years. Such arrangements typically meet the requirements to be accounted for as financings. For both reverse repurchase agreements and reverse dollar repurchase agreements, company policies require that at all times during the respective agreement term, cash or other collateral types obtained is sufficient to allow the Company to find substantially all of the cost of purchasing replacement assets from others. Cash collateral received is used for general liquidity purposes and the offsetting collateral liability is included in borrowed money on the
Balance Sheets.
The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the fair value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral.
The Company’s policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The fair value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the fair value fluctuates.

Short term investments are reported at amortized cost which approximates fair value.
Short term investments include investments with maturities between three months and one year at the date of acquisition.

Partnership interests, which are included in other invested assets, are reported at the underlying audited GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Surplus Notes acquired, which are included in other invested assets on the Balance
Sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Cash on hand includes cash equivalents. Cash equivalents are short term investments that are both readily convertible to cash and have an original maturity date of three months or less from date of purchase.

Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 8.75% for
2011.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the New York Department of Financial Services, is $14.9 billion and $18.3 billion at December 31, 2011 and 2010, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $70.7 and $83.0 at December 31, 2011 and
2010, respectively. The Company anticipates investment income as a factor in the premium deficiency calculation in accordance with SSAP No. 54, Individual and Group
Accident and Health Contracts (“SSAP No. 54”).

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those

19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset.

Participating Insurance: Participating business approximates less than 2.0% of the
Company’s ordinary life insurance in force and 7.5% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of
Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends expense of $1.0, $0.9 and
$0.9 was incurred in 2011, 2010 and 2009, respectively.

Benefit Plans: The Company, through its parent or affiliates, provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plans. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2011	2010
	(In Thousands)
Deferred federal income taxes	$ 79,373	$ 74,480
Agents’ debit balances	240	319
Deferred and uncollected premiums	1,639	1,316
Negative IMR	8,091	3,443
Other	3,527	3,540
Total nonadmitted assets	$ 92,870	$ 83,098

Changes in nonadmitted assets are generally reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31,
2011. The Company does not discount claims and claims adjustment expense reserves.
Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the
Company’s obligations for claims incurred but unpaid as of December 31, 2011.

20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Guaranteed Benefits: For variable annuity guarantees, Actuarial Guideline 43 – Variable
Annuity Commissioners Annuity Reserve Valuation Method (“AG43”), is followed.
This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve
Valuation Method to Variable Annuities. The greater of the result under a single deterministic “Standard Scenario” and the average of the most severe 30% of randomly generated stochastic scenarios is held. Both reinsurance and hedging are also reflected.
Taxes are not incorporated. All assumptions for the Standard Scenario are prescribed. For the stochastic scenarios, equity market returns must meet a calibration test. All other assumptions are set by the actuary using prudent best-estimates. AG43 replaces Actuarial
Guidelines 34 and Reg 128 for Variable Annuities effective December 31, 2009. Per
AG43, the reserve as of January 1, 2009 shall be the sum of the reserves from the asset adequacy analysis requirements in AG34 and Reg 128. Therefore, there was no cumulative effect of adopting AG 43 in 2009. Where the application of AG43 produces higher reserves that the Company had otherwise established under AG 34 and Reg 128, the Company may request a grade-in period, not to exceed three years, from the
Domiciliary Superintendent (“Superintendent”). The grading shall be done only on reserves on the contracts in-force as of the current year. The Company did not elect the grade-in provision, therefore reserves at December 31, 2011 and 2010 reflect the full impact of the initial adoption of AG43. The Company completed its review of the assumptions used to calculate reserves for guaranteed benefits attached to variable annuity contracts in 2011. The review results in updated assumptions for persistency, mortality, annuitization of guaranteed minimum income benefits (“GMIB”), and utilization of guaranteed minimum withdrawal benefits (“GMWB”). This change resulted in an increase in AG43 reserves of $42.0.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

Reserves related to the Company’s mortality risk are included in life and annuity reserves. These reserves include reserves for guaranteed minimum death benefits (before reinsurance) that totaled $10.8 and $5.9 at December 31, 2011 and 2010, respectively.
The operations of the separate accounts are not included in the accompanying financial statements.

2.	Permitted Statutory Basis Accounting Practices

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the New York Department of Financial Services.
The New York Department of Financial Services recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for

21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

determining its solvency under the New York Insurance Laws. The NAIC Accounting
Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of New York. The New York Superintendent of
Insurance has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the New York Department of
Financial Services. As of December 31, 2011, 2010 and 2009, the Company had no such permitted accounting practices.

22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

3.	Investments
Fixed Maturities and Equity Securities
The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
		(In Thousands)
December 31, 2011:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 190,205	$ 6,558	$ -	$ 196,763
States, municipalities,
and political subdivisions	1,050	-	39	1,011
Foreign other (par value - $365,413)	364,293	26,833	5,262	385,864
Foreign government (par value - $28,114)	29,893	1,737	288	31,342
Public utilities securities	21,626	2,416	24	24,018
Corporate securities	885,033	106,238	2,786	988,485
Residential mortgage backed securities	127,353	3,041	3,079	127,315
Commercial mortgage backed securities	80,770	3,830	987	83,613
Other asset backed securities	84,400	6,845	2,071	89,174
Total fixed maturities	1,784,623	157,498	14,536	1,927,585
Preferred stocks	300	-	-	300
Common stocks	298	336	-	634
Total equity securities	598	336	-	934
Total	$ 1,785,221	$ 157,834	$ 14,536	$ 1,928,519

	Cost or	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
		(In Thousands)
December 31, 2010:
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies	$ 183,721	$ 2,584	$ 17,538	$ 168,767
States, municipalities,
and political subdivisions	6,310	-	1,984	4,326
Foreign other (par value - $320,267)	320,187	11,645	7,286	324,546
Foreign government (par value - $16,932)	18,244	614	456	18,402
Public utilities securities	22,621	1,321	273	23,669
Corporate securities	930,971	53,519	8,436	976,054
Residential mortgage backed securities	135,989	2,661	4,009	134,641
Commercial mortgage backed securities	126,569	5,440	12,193	119,816
Other asset backed securities	41,194	2,793	1,035	42,952
Total fixed maturities	1,785,806	80,577	53,210	1,813,173
Preferred stocks	493	9	-	502
Common stocks	313	390	-	702
Total equity securities	806	399	-	1,204
Total	$ 1,786,612	$ 80,976	$ 53,210	$ 1,814,377

23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Reconciliation of bonds from amortized cost to carrying value is as follows:

	December 31
	2011	2010
	(In Thousands)
Amortized cost	$ 1,784,623	$ 1,785,806
Adjustments for below investment grade bonds	(40)	(6,987)
Carrying value	$ 1,784,583	$ 1,778,819

The aggregate fair value of debt securities with unrealized losses and the time period that cost exceeded fair value are as follows:

More than 6
	Less than	Months and Less	More than
	6 Months	than 12 Months	12 Months
	Below Cost	Below Cost	Below Cost	Total
December 31, 2011		(In Thousands)
Fair value	$ 78,218	$ 22,966	$ 37,741	$ 138,925
Unrealized loss	2,902	2,631	9,003	14,536

December 31, 2010
Fair value	$ 338,937	$ 15,578	$ 171,440	$ 525,955
Unrealized loss	13,067	676	39,467	53,210

The amortized cost and fair value of investments in bonds at December 31, 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Maturity:
Due in 1 year or less	$ 23,035	$ 23,339
Due after 1 year through 5 years	378,353	394,745
Due after 5 years through 10 years	577,862	625,197
Due after 10 years	512,850	584,202
	1,492,100	1,627,483
Residential mortgage backed securities	127,353	127,315
Commercial mortgage backed securities	80,770	83,613
Other asset backed securities	84,400	89,174
Total	$ 1,784,623	$ 1,927,585

24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

At December 31, 2011 and 2010, investments in certificates of deposit and bonds with an admitted asset value of $6.2 and $6.2, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

The Company does not originate or purchase subprime or Alt-A whole-loan mortgages.
The Company does have exposure to Residential Mortgage-Backed Securities (“RMBS”)
and asset-backed securities (“ABS”). Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A Loans to include residential mortgage loans to customers who have strong credit profiles but lack some prime element(s), such as documentation to substantiate income. The Company expanded its definition of Alt-A loans to include residential mortgage loans to borrowers that would otherwise be classified as prime but whose loan structure provides repayment options to the borrower that increase the risk of default. The industry coalesced around classifying any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime into the Alt-A category, and the Company is following that lead.

Underlying collateral, originated prior to 2008, has continued to reflect the problems associated with a housing market that has since seen substantial price declines and an employment market that has declined significantly and remains under stress. Credit spreads have widened meaningfully from issuance and rating agency downgrades have been widespread and severe within the sector. Over the course of 2010 and early 2011, price transparency and liquidity for bonds backed by subprime mortgages improved with the reduced volatility across broader risk markets and apparent increase in overall risk appetite. However, beginning in the second quarter of 2011, the market for the lower quality, distressed segments of the subprime and Alt-A mortgage markets again displayed weakness. Severe distortions to the amount of available supply in the market of these asset types had the impact of increasing volatility and reducing liquidity in these segments of the non-agency Residential Mortgage-backed Securities (“RMBS”) markets.
In the second half of 2011, while these supply problems dissipated, additional headwinds from fundamental problems in the housing market and uncertainty from the broader global markets negatively impacted credit risk premiums, further pressuring bond prices lower. In managing its risk exposure to subprime and Alt-A mortgages, the Company takes into account collateral performance and structural characteristics associated with its various positions.

25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments as of
December 31, 2011, 2010, and 2009, respectively:

Other Than
		Book/Adjusted		Temporary
		Carrying Value		Impairment
		(Excluding		Losses
	Actual Cost	Interest)	Fair Value	Recognized
(In Thousands)
December 31, 2011
Residential mortgage backed
securities	$ 1,386	$ 1,386	$ 848	$ -
Structured securities	9,380	9,334	7,808	68
Total	$ 10,766	$ 10,720	$ 8,656	$ 68

December 31, 2010
Residential mortgage backed
securities	$ 1,856	$ 1,875	$ 1,388	$ 579
Structured securities	20,828	20,571	19,077	4,293
Total	$ 22,684	$ 22,446	$ 20,465	$ 4,872

December 31, 2009
Residential mortgage backed
securities	$ 2,555	$ 1,970	$ 1,227	$ 92
Structured securities	26,760	26,232	17,967	1,572
Total	$ 29,315	$ 28,202	$ 19,194	$ 1,664

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, Mortgage Guaranty or Financial Guaranty insurance coverage as of December 31, 2011.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates, with the Dutch State on an Illiquid Assets Back-up Facility (the
“Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities
(“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State was realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion.
The Company did not participate in this portion of the Back-up Facility. As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A
RMBS portfolio. The risk transfer to the Dutch State took place at a discount of 10% of par value. In addition, under the Back-up Facility, other fees were paid both by ING affiliates and the Dutch State. Each ING company participating in the ING-Dutch State
Transaction remains the legal owner of 100% of its Alt-A RMBS portfolio and will

26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

remain exposed to 20% of any results on the portfolio. The ING-Dutch State Transaction closed on March 31, 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph taking effect as of January 26,
2009.

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s
Alt-A RMBS which had a book value of approximately $65.0 was sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II sold to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”).
Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp included such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. The
Step 1 Cash Transfer closed on March 31, 2009 contemporaneous with the closing of the
ING-Dutch Transaction.

Since the Company had the intent to sell as of December 31, 2008, a portion of its Alt-A
RMBS as part of the Step 1 Cash Transfer, the Company evaluated the securities for impairment under INT 06-07: Definition of Phrase “Other Than Temporary” and SSAP
No. 43, “Loan-backed and Structured Securities.” Per SSAP No. 43, the book value of the other-than-temporary impaired security must be written down to the estimated undiscounted future cash flows. In applying of SSAP No. 43, the Company considered the estimated undiscounted future cash flows for the impairment to be the remaining undiscounted cash flows on the security over its expected life. Since the estimated undiscounted future cash flow from these securities exceeded the carrying value of the securities at December 31, 2008, no impairment was recorded. The Company recorded a realized loss of $4.5 related to this transaction during the first quarter of 2009. See the
ING Restructuring Plan disclosure in Commitments and Contingencies for more on this transaction.

Mortgage Loans

All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. As of
December 31, 2011 and 2010, the distribution based upon this quality rating system is as follows:

	2011	2010
	(In Thousands)
AAA	$ -	$ -
AA	8,420	11,386
A	75,058	76,995
BBB	3,507	4,155
BB and below	917	1,036
Total commerical mortgage loans	$ 87,902	$ 93,572

Loan performance is continuously monitored on a loan-specific basis through the review of borrower submitted appraisals, operating statements, rent revenues and annual

27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

All commercial mortgages are rated for the purpose of quantifying the level of risk.
Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. As of December 31, 2011,
2010 and 2009, the Company held no impaired mortgage loans. For the same periods, no commercial mortgage loans were past due.

The maximum and minimum lending rates for long term mortgage loans during 2011 were 5.6% and 5.2%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Generally all risk coverage at replacement cost is required for a property securing real estate finance investments.

As of December 31, 2011 and 2010, the Company held no mortgages with interest more than 180 days overdue. No interest was past due as of December 31, 2011 and 2010.

There were no encumbrances on real estate at December 31, 2011, 2010 and 2009 respectively.

28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Wash Sales

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s return on the investment portfolio or to manage interest rate risk. There are no transactions to report for 2009 or
2010. The table below summarizes the number of transactions, book value, and gain/loss of the Company’s financial instruments with securities sold and reacquired within 30 days of the sale date during 2011:

Cost of
Securities
	NAIC	Number of	Book Value	Repurchased	Gain
	Rating	Transactions	(In thousands)	(In thousands)	(In thousands)

2011	-	-	$ 415,012	$ 415,650	$ 1,288

Net Realized Capital Gains and Losses Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	Year ended December 31
	2011	2010	2009
	(In Thousands)
Realized capital losses	$ (14,997)	$ (32,101)	$ (44,079)
Amount transferred to IMR (net of related taxes of
$(3,065) in 2011, ($96) in 2010, and ($3,325) in 2009	5,692	178	6,176
Federal income tax benefit (expense)	5,703	(3,066)	14,066
Net realized capital losses	$ (3,602)	$ (34,989)	$ (23,837)

Realized capital losses include losses of $18.1, $22.1 and $12.9 related to securities that have experienced an other-than-temporary decline in value in 2011, 2010 and 2009, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $273.0, $375.4 and $580.5 in 2011, 2010 and 2009, respectively. Gross gains of
$13.5, $10.6, and $13.0 and gross losses of $8.0, $2.6, and $19.9 during 2011, 2010 and
2009, respectively, were realized on those sales. A portion of the gains and losses realized in 2011, 2010, and 2009 has been deferred to future periods in the IMR.

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2011:

29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

	Amortized Cost	Other-than-Temporary
	Basis Before	Impairments
	OTTI	Interest	Non-interest	Fair Value
(In Thousands)
First quarter:
Aggregate intent to sell	$ 6,235	$ 364	$ -	$ 5,871
Aggregate inability or lack of intent
to hold to recovery	4,000	1,096	-	2,904
Total first quarter	$ 10,235	$ 1,460	$ -	$ 8,775

Second quarter:
Aggregate intent to sell	$ 12,420	$ 2,980	$ -	$ 9,440
Aggregate inability or lack of intent
to hold to recovery	-	-	-	-
Total second quarter	$ 12,420	$ 2,980	$ -	$ 9,440

Third quarter:
Aggregate intent to sell	$ 6,785	$ 1,064	$ -	$ 5,721
Aggregate inability or lack of intent
to hold to recovery	12,647	2,651	-	9,996
Total third quarter	$ 19,432	$ 3,715	$ -	$ 15,717

Fourth quarter:
Aggregate intent to sell	$ -	$ -	$ -	$ -
Aggregate inability or lack of intent
to hold to recovery	8,730	721	-	8,009
Total fourth quarter	$ 8,730	$ 721	$ -	$ 8,009

Total	N/A	$ 8,876	$ -	N/A

30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2010:

	Amortized Cost	Other-than-Temporary
	Basis Before	Impairments
	OTTI	Interest	Non-interest	Fair Value
(In Thousands)
Second quarter:
Aggregate intent to sell	$ -	$ -	$ -	$ -
Aggregate inability or lack of intent
to hold to recovery	692	202	-	490
Total second quarter	$ 692	$ 202	$ -	$ 490

Fourth quarter:
Aggregate intent to sell	$ -	$ -	$ -	$ -
Aggregate inability or lack of intent
to hold to recovery	22,532	4,599	-	17,932
Total fourth quarter	$ 22,532	$ 4,599	$ -	$ 17,932

Total	N/A	$ 4,801	$ -	N/A

There were no OTTI’s recognized by the Company in the first and third quarters of 2010 due to intent to sell or inability or lack of intent to hold or recovery.

There were no OTTI’s recognized by the Company in 2009 due to intent to sell or inability or lack of intent to hold or recovery.

31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The following table discloses in detail the OTTI’s due to present value of cash flows being less than amortized cost recognized by the Company in accordance with structured securities subject to SSAP No. 43R, exclusive of intent impairments in 2011:

	Amortized Cost	Present Value of
	Basis Before	Projected Cash	Recognized	Amortized Cost
	OTTI	Flows	OTTI	After OTTI	Fair Value
First quarter:		(In Thousands)
17307GZK7	$ 1,281	$ 1,280	$ 1	$ 1,280	$ 1,195
Total first quarter	$ 1,281	$ 1,280	$ 1	$ 1,280	$ 1,195

Second quarter:
57643MMM3	$ 962	$ 952	$ 10	$ 952	$ 797
05946XH97	2,888	2,346	543	2,346	2,266
46629PAS7	5,857	4,802	1,055	4,802	4,802
Total second quarter	$ 9,707	$ 8,100	$ 1,608	$ 8,100	$ 7,865

Third quarter:
17307GZK7	$ 1,167	$ 1,144	$ 24	$ 1,143	$ 991
57643MMM3	929	898	31	897	731
46629PAS7	4,802	2,960	1,842	2,960	2,796
1248MBAH8	198	188	10	188	128
Total third quarter	$ 7,096	$ 5,190	$ 1,907	$ 5,188	$ 4,646

Fourth quarter:
17307GZK7	$ 1,087	$ 1,074	$ 14	$ 1,073	$ 925
57643MMM3	856	834	22	833	634
1248MBAH8	188	186	3	186	134
Total fourth quarter	$ 2,131	$ 2,094	$ 39	$ 2,092	$ 1,693

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to
SSAP No. 43R was $3.6, $10.5 and $2.0 in 2011, 2010 and 2009, respectively.

32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The following table discloses, in the aggregate, all structured securities in an unrealized loss position subject to SSAP No. 43R for which an OTTI has not been recognized in earnings as a realized loss. This includes securities with a recognized OTTI for non-
interest related declines when a non-recognized interest related impairment remains:

December 31, 2011
Aggregate Fair Value of
	Aggregate Amount of	Securities with
	Unrealized Losses	Unrealized Losses
(In Thousands)
Less than 12 months	$ 1,654	$ 17,463
Greater than 12 months	2,446	7,118
Total	$ 4,100	$ 4,581

For the years ended December 31, 2011, 2010 and 2009, realized capital losses include
$0.7, $0.6 and $3.6 respectively related to Limited Partnerships that have experienced an other than temporary decline in value.

Investment Income

Major categories of net investment income are summarized as follows:

		Year ended December 31
	2011	2010	2009
		(In Thousands)
Income:
Bonds	$ 90,223	$ 88,746	$ 89,282
Mortgage loans	5,923	6,221	7,286
Contract loans	7,779	7,681	7,312
Derivatives	5,239	2,474	(1,000)
Other	3,064	4,025	3,066
Total investment income	112,228	109,147	105,946
Investment expenses	(3,208)	(2,745)	(2,643)
Net investment income	$ 109,020	$ 106,402	$ 103,303

Reverse Repurchase Agreements and Securities Lending

The Company had loaned securities, which are reflected as invested assets on the Balance
Sheets, with a fair value of approximately $82.8 and $60.5 at December 31, 2011 and
2010, respectively.

The aggregate amount of collateral received, by specific time period, for repurchase agreements and securities lending agreements at December 31, 2011 and 2010 are shown below. The Company does not participate in dollar repurchase transactions.

33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

	At December 31, 2011		At December 31, 2010
	Reverse		Reverse
	Repurchase	Securities	Repurchase	Securities
	Agreements	Lending	Agreements	Lending
(In Thousands)
Open	$ -	$ 85,026	$ -	$ 62,470
30 days or less	-	-	-	-
31 to 60 days	-	-	-	-
61 to 90 days	-	-	-	-
Greater than 90 days	-	-	-	-
Securities received	-	-	-	-
Total collateral received	$ -	$ 85,026	$ -	$ 62,470

34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The aggregate amount of collateral reinvested, by specific time period, for repurchase agreements and securities lending agreements at December 31, 2011 and 2010 are shown below:

At December 31, 2011:
	Repurchase Agreements		Securities Lending
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value
(In Thousands)
Open	$ -	$ -	$ -	$ -
30 days or less	-	-	85,006	85,006
31 to 60 days	-	-	-	-
61 to 90 days	-	-	-	-
91 to 120 days	-	-	-	-
121 to 180 days	-	-	-	-
181 to 365 days	-	-	-	-
1 to 2 years	-	-	-	-
2 to 3 years	-	-	-	-
Greater than 3 years	-	-	22	6
Securities received	-	-	-	-
Total collateral reinvested	$ -	$ -	$ 85,028	$ 85,012

At December 31, 2010:
	Repurchase Agreements		Securities Lending
	Amortized		Amortized
	Cost	Fair Value	Cost	Fair Value
(In Thousands)
Open	$ -	$ -	$ -	$ -
30 days or less	-	-	56,392	56,031
31 to 60 days	-	-	-	-
61 to 90 days	-	-	-	-
91 to 120 days	-	-	-	-
121 to 180 days	-	-	-	-
181 to 365 days	-	-	6,051	6,051
1 to 2 years	-	-	-	-
2 to 3 years	-	-	-	-
Greater than 3 years	-	-	23	9
Securities received	-	-	-	-
Total collateral reinvested	$ -	$ -	$ 62,466	$ 62,091

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Low-Income Housing Tax Credits

The Company had a carrying value of $0.3 in Low-Income Housing Tax Credits
(“LIHTC”) at December 31, 2011. The tax credits are projected to expire in 2018. The
Company is indifferent to the holding period of the investments as the credits are guaranteed by a third party. The Company is unaware of any current regulatory reviews of the LIHTC property.

4.	Derivative Financial Instruments Held for Purposes Other than Trading

Premiums paid for the purchase of interest rate contracts are included in other invested assets on the Balance Sheets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income on the Statements of Operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets. Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Derivatives that are designated as being in an effective hedging relationship are reported in a manner that is consistent with the hedged asset or liability. Derivative contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges.
Changes in the fair value of derivatives not designated in effective hedging relationships are recorded as unrealized gains and losses in surplus.

The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the
Company would be required to pay the notional amount of contract. At December 31,
2011, the total amount would be $42.0.

The table below summarizes the Company’s derivative contracts, which are reflected as invested assets and a liability on the Balance Sheets, at December 31, 2011 and 2010:

36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

		Notional	Carrying	Fair
		Amount	Value	Value
			(In Thousands)
	At December 31, 2011:
	Derivative contracts:
	Options owned
	Call Options	$ 23,825	$ 265	$ 265
	Swaps
	Currency Swaps	4,000	-	(653)
	CDS Sell	42,000	(916)	(403)
	CDS Buy	336	(2)	(2)
	Interest Rate Swaps	292,000	24,611	24,610
	Futures	164,186	-	-
	Total derivatives	$ 526,347	$ 23,958	$ 23,817

	At December 31, 2010:
	Derivative contracts:
	Options owned
	Call Options	$ 24,024	$ 648	$ 648
	Swaps
	Currency Swaps	134,403	1,017	1,319
	Futures	94,773	206	206
	Total derivatives	$ 253,200	$ 1,871	$ 2,173

5.	Concentrations of Credit Risk

The Company held below investment grade corporate bonds with an aggregate book value of $70.3 and $98.9 and an aggregate fair value of $68.7 and $91.7 at December 31,
2011 and 2010, respectively. Those holdings amounted to 3.9% of the Company’s investments in bonds and 3.1% of total admitted assets at December 31, 2011. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds of $35.4 and $232.1 with an aggregate NAIC fair value of $37.8 and $228.4 at December 31, 2011 and 2010, respectively. The carrying value of these holdings amounted to 1.98% of the Company’s investment in bonds and 1.53% of the Company’s total admitted assets at December 31, 2011.

At December 31, 2011, the Company’s commercial mortgages involved a concentration of properties located in California (37.6%) and Texas (22.3%). The remaining commercial mortgages relate to properties located in 19 other states. The portfolio is well diversified, covering many different types of income producing properties on which the
Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $6.4.

37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

6.	Annuity Reserves

At December 31, 2011 and 2010, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

			Separate	Separate
		General	Account with	Account		Percent
		Account	Guarantees	Nonguaranteed	Total	of Total
				(In Thousands)
	At December 31, 2011:
	Subject to discretionary withdrawal (with adjustment):
	With market value adjustment	$ 6	$ 42	$ -	$ 48	0.0%
	At book value less surrender charge	45,607	-	-	45,607	3.5
	At fair value	-	-	926,496	926,496	70.4
	Subtotal	45,613	42	926,496	972,151	73.8
	Subject to discretionary withdrawal (without adjustment):
	At book value with minimal or no charge or adjustment	288,972	-	-	288,972	22.0
	Not subject to discretionary withdrawal	54,358	997	-	55,355	4.2
	Total annuity reserves and deposit fund liabilities	$ 388,943	$ 1,039	$ 926,496	$ 1,316,478	100.0%

	At December 31, 2010:
	Subject to discretionary withdrawal (with adjustment):
	With market value adjustment	$ 461	$ -	$ 404	$ 865	0.1%
	At book value less surrender charge	52,426	-	428	52,854	3.6
	At fair value	-	-	1,062,535	1,062,535	72.7
	Subtotal	52,887	-	1,063,367	1,116,254	76.4
	Subject to discretionary withdrawal (without adjustment):
	At book value with minimal or no charge or adjustment	278,442	-	11,100	289,542	19.8
	Not subject to discretionary withdrawal	54,352	-	1,264	55,616	3.8
	Total annuity reserves and deposit fund liabilities	$ 385,681	$ -	$ 1,075,731	$ 1,461,412	100.0%

7.	Employee Benefit Plans

Defined Benefit Plan: ING North America Insurance Corporation (“ING North
America”) sponsors the ING Americas Retirement Plan (the “Qualified Plan”), effective as of December 31, 2001. Effective January 1, 2009, the Qualified Plan is no longer available to new employees or re-hires. Employees of ING North America and its subsidiaries and affiliates (excluding certain employees) hired prior to January 1, 2009 will continue to be eligible to participate in the Qualified Plan.

The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty
Corporation (“PBGC”). As of January 1, 2002, each participant in the Qualified Plan
(except for certain specified employees) earns a benefit under a final average pay
(“FAP”) formula. The costs allocated to the Company for its employees’ participation in the Qualified Plan were $1.6, $2.1 and $1.8 for 2011, 2010 and 2009, respectively. ING
North America is responsible for all Qualified Plan liabilities.
Beginning January 1, 2012, the Qualified Plan will use a cash balance pension formula instead of a FAP formula, allowing all eligible employees (including those hired after
January 1, 2009) to participate in the Retirement Plan, with this new cash balance pension formula. Participants will earn a credit equal to 4% of eligible pay. The accrued vested cash balance benefit is portable; participants can take it when they leave the Company’s

38

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

employment. For participants in the Qualified Plan, as of December 31, 2011, there will be a two-year transition period from the Qualified Plan’s current FAP formula to the cash balance pension formula. In accordance with the requirements of SSAP No. 89,
Accounting for Pensions, A Replacement of SSAP No. 8 (“SSAP No. 89”) the Company
obtained Board approval on November 10, 2011.

Defined Contributions Plans: ING North America sponsors the ING Savings Plan and
ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the
Pension Benefit Guaranty Corporation (“PBGC’). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. ING North America matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Expense for matching contribution allocated to the Company was $0.7 and $0.7 for 2011 and 2010, respectively.

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan, and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage

Effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the Balance Sheet in Other liabilities and totaled $0.8 and $0.8 for the years ended December 31, 2011, and 2010, respectively.

8. Separate Accounts Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and

39

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business follows:

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	Equal to 4%	Accounts	Total
(In Thousands)
At December 31, 2011:
Premium, consideration or deposits for the year	$ -	$ 14,097	$ 14,097

Reserves for separate accounts with assets at:
Fair value	$ -	$ 966,694	$ 966,694
Amortized cost	43	-	43
Total reserves	$ 43	$ 966,694	$ 966,737

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 43	$ -	$ 43
At market value	-	965,697	965,697
Subtotal	43	965,697	965,740
Not subject to discretionary withdrawal	-	997	997
Total separate account reserves	$ 43	$ 966,694	$ 966,737

	Non-Indexed	Non-
	Guarantee	Guaranteed
	Less than/	Separate
	equal to 4%	Accounts	Total
(In Thousands)
At December 31, 2010:
Premium, consideration or deposits for the year	$ -	$ 33,445	$ 33,445

Reserves for separate accounts with assets at:
Fair value	$ -	$ 1,104,241	$ 1,104,241
Amortized cost	404	-	404
Total reserves	$ 404	$ 1,104,241	$ 1,104,645

Reserves for separate accounts by
withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$ 404	$ -	$ 404
At market value	-	1,102,977	1,102,977
Subtotal	404	1,102,977	1,103,381
Not subject to discretionary withdrawal	-	1,264	1,264
Total separate account reserves	$ 404	$ 1,104,241	$ 1,104,645

40

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2011 and 2010, the
Company reported assets and liabilities from Individual Annuity, Group Annuity,
Individual Life and Market Value Adjustment (“MVA”) product lines into separate accounts.

Some assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type, as of December 31, 2011 and 2010:

December 31, 2011:
	Legally Insulated	Not Legally
Product or Transaction	Assets	Insulated Assets
	(In Thousands)
Individual Annuity	$ 947,889	$ -
Group Annuity	1,483	-
Individual Life	40,171	-
MVA	-	44
	$ 989,543	$ 44

December 31, 2010:
	Legally Insulated	Not Legally
Product or Transaction	Assets	Insulated Assets
	(In Thousands)
Individual Annuity	$ 1,065,175	$ -
Group Annuity	31,252	-
Individual Life	41,698	-
MVA	-	417
	$ 1,138,125	$ 417

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. As of December 31,
2011 and 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $258.6 and $182.9, respectively. To compensate the general account for the risk taken, the separate account paid $6.8 and $6.6 in risk charges for the year ended December 31, 2011 and 2010, respectively. Total separate account guarantees paid by the Company’s general account for the year ended December 31, 2011 and 2010 were $0.3 and $0.6, respectively.

The Company does not engage in securities lending transactions within its separate accounts.

41

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Pursuant to the policies and procedures, the Company is required to obtain approval and or otherwise notify the contract holders that assets backing their investments may be loaned in securities lending transactions.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

		Year ended December 31
	2011	2010	2009
		(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$ 14,107	$ 33,449	$ 147,845
Transfers from separate accounts	(110,098)	(54,711)	(297,153)
Transfers as reported in the statements of operations	$ (95,991)	$ (21,262)	$ (149,308)

The separate account liabilities subject to minimum guaranteed benefits, the gross amount of reserve and the reinsurance reserve credit related to minimum guarantees, by type, at December 31, 2011 and 2010 were as follows:

		Guaranteed
		Minimum
	Guaranteed	Accumulation/	Guaranteed
	Minimum Death	Withdrawal Benefit	Minimum Income
	Benefit (GMDB)	(GMAB/GMWB)	Benefit (GMIB)
		(In Thousands)
December 31, 2011
Separate Account Liability	$ 958,347	$ 120,498	$ 357,417
Gross amount of reserve	10,811	26,727	77,872
Reinsurance reserve credit	1,101	-	-

December 31, 2010
Separate Account Liability	$ 1,076,791	$ 383,172	$ 359,259
Gross amount of reserve	5,907	7,656	43,754
Reinsurance reserve credit	493	-	-

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of fixed maturities, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2011 and 2010 was $1.0 billion and $1.1 billion, respectively.

42

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

9. Federal Income Taxes

The Company files a consolidated federal income tax return with its parent ING AIH, a
Delaware corporation, and other U.S. affiliates. The Company has a written tax sharing agreement that provides that each member of the consolidated return shall reimburse ING
AIH for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate. The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Australia Retirement Services Holding, LLC	ING Investments, LLC
Directed Services, LLC	ING Life Insurance and Annuity Company
Furman Selz Investments, LLC	ING National Trust
IB Holdings, LLC	ING North America Insurance Corporation
IIPS of Florida, LLC	ING Payroll Management, Inc.
ILICA, Inc.	ING Pomona Holdings LLC
ING Alternative Asset Management, LLC	ING Realty Group LLC
ING America Equities, Inc.	ING USA Annuity and Life Insurance Company
ING America Insurance Holdings, Inc.	Lion Connecticut Holdings Inc.
ING Capital Corporation, LLC	Lion Custom Investments, LLC
ING Equity Holdings, Inc.	Lion II Custom Investments, LLC
ING Financial Advisors, LLC	Midwestern United Life Insurance Company
ING Financial Partners, Inc.	Pomona Management LLC
ING Financial Products Company, Inc.	Rancho Mountain Properties, Inc.
ING Funds Services, LLC	ReliaStar Life Insurance Company
ING Furman Selz (SBIC) Investments LLC	ReliaStar Life Insurance Company of New York
ING Institutional Plan Services, LLC	Roaring River, LLC
ING Insurance Services, Inc.	Roaring River II, LLC
ING International Nominee Holdings, Inc.	Security Life Assignment Corp.
ING Investment Advisors, LLC	Security Life of Denver Insurance Company
ING Investment Management Alternative Assets, LLC	Security Life of Denver International, Ltd.
ING Investment Management Co. LLC	SLDI Georgia Holdings, Inc.
ING Investment Management Services, LLC	Systematized Benefits Administrators, Inc.
ING Investment Management, LLC	Whisperingwind I, LLC
ING Investment Trust Co.	Whisperingwind II, LLC
ING Investments Distributor, LLC	Whisperingwind III, LLC

Current income taxes incurred consisted of the following major components:

43

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

	Year ended December 31
	2011	2010	2009
		(In Thousands)
Federal tax (benefit) expense on operations	$ (973)	$ 3,113	$ 6,853
Federal tax (benefit) expense on capital gains and losses	(5,703)	3,066	(14,066)
Total current tax (benefit) expense incurred	$ (6,676)	$ 6,179	$ (7,213)

The December 31, 2011 and 2010 balances and related disclosures are calculated and presented pursuant to SSAP No. 10R. The Company has elected to admit DTAs pursuant to paragraph 10.e of SSAP No. 10R for the year ended December 31, 2011. The current year election does not differ from the prior reporting period.

The net increase (decrease) in total deferred tax assets that were nonadmitted including the tax valuation allowance was $5.0 and $(5.5) for 2011 and 2010, respectively.

44

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The amount of admitted adjusted gross deferred tax assets admitted under each component of SSAP No. 10R:

	2011	2010	Change
		(In Thousands)
Ordinary
Paragraph 10.a.	$ -	$ -	$ -
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	14,031	10,190	3,841
Paragraph 10.b.ii.	29,151	28,244	907
Paragraph 10.b. (lesser of b.i. or b.ii.)	14,031	10,190	3,841
Paragraph 10.c.	28,077	18,702	9,375
Total admitted from application of paragraph 10.a. - 10.c.	42,108	28,892	13,216
Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	31,811	30,703	1,108
Paragraph 10.e.ii.b.	43,727	42,366	1,361
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	31,811	30,703	1,108
Paragraph 10.e.iii.	28,077	18,702	9,375
Total admitted from application of paragraph 10.e.	$ 59,888	$ 49,405	$ 10,483

Capital
Paragraph 10.a.	$ -	$ -	$ -
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	6,545	8,671	(2,126)
Paragraph 10.b.ii.	N/A	N/A	N/A
Paragraph 10.b. (lesser of b.i. or b.ii.)	6,545	8,671	(2,126)
Paragraph 10.c.	2,180	-	2,180
Total admitted from application of paragraph 10.a. - 10.c.	8,725	8,671	54

Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	6,545	8,671	(2,126)
Paragraph 10.e.ii.b.	N/A	N/A	N/A
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	6,545	8,671	(2,126)
Paragraph 10.e.iii.	2,180	-	2,180
Total admitted from application of paragraph 10.e.	$ 8,725	$ 8,671	$ 54

Total
Paragraph 10.a.	$ -	$ -	$ -
Paragraph 10.b., lesser of:
Paragraph 10.b.i.	20,576	18,861	1,715
Paragraph 10.b.ii.	29,151	28,244	907
Paragraph 10.b. (lesser of b.i. or b.ii.)	20,576	18,861	1,715
Paragraph 10.c.	30,257	18,702	11,555
Total admitted from application of paragraph 10.a. - 10.c.	50,833	37,563	13,270

Paragraph 10.e.i.	-	-	-
Paragraph 10.e.ii., lesser of:
Paragraph 10.e.ii.a.	38,356	39,374	(1,018)
Paragraph 10.e.ii.b.	43,727	42,366	1,361
Paragraph 10.e.ii. (lesser of e.ii.a. or e.ii.b.)	38,356	39,374	(1,018)
Paragraph 10.e.iii.	30,257	18,702	11,555
Total admitted from application of paragraph 10.e.	$ 68,613	$ 58,076	$ 10,537

Admittance testing under paragraph 10.e was implemented as part of the adoption of SSAP No. 10R effective December 31, 2009.

45

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The main components of deferred tax assets and deferred tax liabilities are as follows:

		2011	2010	Change
			(In Thousands)
(1)	Deferred Tax Assets
	Ordinary:
	Discounting of unpaid losses	$ 443	$ 90	$ 353
	Unearned premium reserve	3	1	2
	Policyholder reserves	92,238	74,675	17,563
	Investments	11,853	9,732	2,121
	Deferred acquisition costs	26,510	27,055	(545)
	Policyholder dividends accrual	382	364	18
	Litigation accrual	1,437	1,450	(13)
	Compensation and benefits accrual	721	709	12
	Pension accrual	2,824	3,308	(484)
	Nonadmitted assets and other surplus items	1,867	1,808	59
	Tax credit carry-forward	132	132	-
	Other	983	1,863	(880)
	Total gross deferred tax asset	139,393	121,187	18,206
	Valuation allowance adjustment	132	132	-
	Nonadmitted deferred tax asset	79,373	71,650	7,723
	Admitted ordinary deferred tax assets	$ 59,888	$ 49,405	$ 10,483
	Capital:
	Investments	$ 8,725	$ 11,369	$ (2,644)
	Total gross deferred tax asset	8,725	11,369	(2,644)
	Valuation allowance adjustment	-	2,698	(2,698)
	Nonadmitted deferred tax assets	-	-	-
	Admitted capital deferred tax assets	$ 8,725	$ 8,671	$ 54

	Total admitted deferred tax assets	$ 68,613	$ 58,076	$ 10,537
(2)	Deferred Tax Liabilities
	Ordinary:
	Investments	$ 8,739	$ 1,323	$ 7,416
	Deferred and uncollected premiums	16,533	13,945	2,588
	Policyholder reserves	2,654	3,267	(613)
	Other	-	167	(167)
	Total deferred tax liability	$ 27,926	$ 18,702	$ 9,224
	Capital:
	Investments	$ 2,331	$ -	$ 2,331
	Total deferred tax liability	$ 2,331	$ -	$ 2,331
	Total deferred tax liabilities	$ 30,257	$ 18,702	$ 11,555

(3)	Net deferred tax assets/liabilities	$ 38,356	$ 39,374	$ (1,018)

46

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The valuation allowance adjustment to gross deferred tax assets as of December 31, 2011 and 2010 was $0.1 and $2.8, respectively. The net change in the total valuation allowance adjustment for the years ended December 31, 2011 and 2010 was a decrease of $2.7 and an increase of $1.4, respectively. The valuation allowance adjustment relates to foreign tax credits for 2011, and capital losses and foreign tax credits for 2010. The valuation allowance is necessary because it is unlikely that the Company will be able to utilize foreign tax credits.

The change in deferred income taxes reported in surplus before the consideration of nonadmitted assets is comprised of the following components:

	December 31
	2011	2010	Change
		(In Thousands)
Total gross deferred tax asset	$ 117,861	$ 113,854	$ 4,007
Valuation allowance adjustment	(132)	(2,830)	2,698
Net deferred tax asset	117,729	111,024	6,705
Remove unrealized losses	(9,427)	(50)	(9,377)
Net tax effect without unrealized gains and losses	$ 127,156	$ 111,074	$ 16,082

Remove other items in surplus:
Unauthorized Reinsurance			1
Current year change in non admitted assets			59
Other			767
Change in deferred taxes for rate reconciliation			$ 15,255

Below shows the calculations to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	2011	2010
Ordinary
Adjusted gross DTAs (% of total adjusted
gross DTAs)	1.91%	0.00%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	4.12%	0.00%
Capital
Adjusted gross DTAs (% of total adjusted
gross DTAs)	4.42%	6.68%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	9.54%	14.93%
Total
Adjusted gross DTAs (% of total adjusted
gross DTAs)	6.33%	6.68%
Net admitted adjusted gross DTAs (% of Total
net admitted adjusted gross DTAs)	13.66%	14.93%

The Company has no unrecorded tax liability as of December 31, 2011.

47

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes for the following reasons:

				Year Ended December 31
		2011		2010		2009
			Effective		Effective		Effective
		Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
				(In Thousands)
Ordinary income (loss)		$ (46,427)		$ 18,076		$ 125,936
Capital losses		(9,305)		(31,923)		(37,903)
Total pretax (loss) income		(55,732)		(13,847)		88,033
Expected tax expense (benefit) at 35% statutory rate		(19,506)	35.0%	(4,846)	35.0%	30,812	35.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(667)	1.2%	(1,719)	12.4%	(1,190)	-1.4%
b.	Interest maintenance reserve	(1,627)	2.9%	643	-4.6%	(1,580)	-1.8%
c.	Reinsurance	822	-1.5%	(949)	6.9%	(949)	-1.1%
d.	IRS Audit Adjustment	1,841	-3.3%	(538)	3.9%	-	0.0%
e.	Other	(96)	0.2%	54	-0.4%	(320)	-0.4%
f.	Change in valuation allowance	(2,698)	4.8%	1,353	-9.8%	1,476	1.7%
Total income tax reported		$ (21,931)	39.4%	$ (6,002)	43.3%	$ 28,249	32.1%

Current income taxes incurred		$ (6,676)	12.0%	$ 6,179	-44.6%	(7,213)	-8.2%
Change in deferred income tax*		(15,255)	27.4%	(12,181)	88.0%	35,462	40.3%
Total income tax reported		$ (21,931)	39.4%	$ (6,002)	43.3%	$ 28,249	32.1%
* excluding tax on unrealized gains (losses) and other surplus items

48

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The Company's RBC level used for purposes of paragraph 10.d is based on authorized control level RBC of $22.1 and total adjusted capital of $279.9. The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the
RBC calculation and the increased amount of deferred tax assets, admitted assets and surplus as the result of the application of paragraph 10.e:

	2011	2010	Change
		(In Thousands)
SSAP No. 10R, Paragraphs 10.a., 10.b., and 10.c.:
Admitted DTA:
Ordinary	$ 14,031	$ 10,190	$ 3,841
Capital	6,545	8,670	(2,125)
Total admitted DTA	20,576	18,860	1,716
Admitted assets	3,290,120	3,343,995	(53,875)
Statutory surplus	263,745	299,682	(35,937)
Total adjusted capital	$ 279,891	$ 302,950	$ (23,059)

Increases Due to SSAP No. 10R, Paragraph 10.e.:
Admitted DTA:
Ordinary	$ 31,811	$ 30,703	$ 1,108
Capital	6,545	8,671	(2,126)
Total admitted DTA	38,356	39,374	(1,018)
Admitted assets	3,307,900	3,364,509	(56,609)
Statutory surplus	281,525	320,196	(38,671)
Total adjusted capital	$ 297,671	$ 323,464	$ (25,793)

Increased Admitted DTA:	$ 17,780	$ 20,514	$ (2,734)

As of December 31, 2011, there was no operating loss or tax credit carryforward available for tax purposes. The Company has a minimal tax credit carry forward offset by a full tax valuation allowance.

There were no federal income taxes incurred that will be available for recoupment in the event of future net losses from 2011, 2010 and 2009.

There were no deposits admitted under Section 6603 of the Internal Revenue Service
Code as of December 31, 2011.

Under the intercompany tax sharing agreement, the Company has a receivable (payable)
from/to ING AIH, an affiliate, of $2.1 and $(3.0) for federal income taxes as of
December 31, 2011 and 2010, respectively.

The Company’s transferable and state tax credit assets are as follows:

49

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Method of Estimating Utilization of			Unused Credit
Remaining Transferrable State Tax		Carrying Value at	Remaining at Balance
Credit	State	Balance Sheet Date	Sheet Date
(In Thousands)
December 31, 2011
Estimated credit from film production	CT	$ 113	$ 117
Fixed credit at time of purchase	AL	45	59
Total state tax credits		$ 158	$ 176

December 31, 2010
Estimated credit from film production	CT	$ 218	$ 233
Fixed credit at time of purchase	NY	-	506
Total state tax credits		$ 218	$ 739

The Company does not have any non-transferable tax credits. The Company does not have any nonadmitted state tax credits.

A reconciliation of the change in the unrecognized income tax benefits is as follows:

	2011	2010	2009
		(In Thousands)
Balance at beginning of year	$ (200)	$ 600	$ 600
Additions for tax positions related to current year	-	-	100
Additions for tax positions related to prior years	500	-	-
Reductions for tax positions related to prior years	(500)	(800)	(100)
Settlements	200	-	-
Balance at end of year	$ -	$ (200)	$ 600

The Company had $0.0, $0.0 and $0.6 of unrecognized tax benefits as of December 31,
2011, 2010 and 2009, respectively, that would affect the Company’s effective tax rate if recognized.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Federal income taxes and Federal income tax expense on the Balance Sheets and Statements of Operations, respectively. The Company had no accrued interest as of
December 31, 2011 and 2010 respectively.

In March 2011, the Internal Revenue Service (“IRS”) completed its examination of the
Company’s return for tax year 2009. In first quarter of 2011, the Company increased its current tax expense and paid ING AIH, approximately $2.5 ($2.7 net of unrecognized tax benefits) to record the 2009 Audit Settlement.

The Company is currently under audit by the IRS for tax years 2010 through 2012 and it is expected that the examination of tax year 2010 will be finalized within the next twelve

50

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

months. The Company and the IRS have agreed to participate in the Compliance
Assurance Program (“CAP”) for tax years 2010, 2011 and 2012.

10.	Reinsurance

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

		Year ended December 31
	2011	2010	2009
		(In Thousands)
Premiums	$ 199,504	$ 121,699	$ 123,288
Benefits paid or provided	77,031	51,495	38,122
Policy and contract liabilities at year end	673,784	519,230	435,653

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.

Assumed premiums amounted to $0.0, $0.0 and $2.7 for 2011, 2010 and 2009, respectively.

11. Capital and Surplus

Under New York insurance regulations, the Company is required to maintain a minimum total capital and surplus of $6.0. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Superintendent of the
State of New York is limited to the lesser of the net gain from operations excluding realized capital gains or 10% of surplus at December 31 of the preceding year.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING AIH, of which $90.0 was contributed to the Company, effective for December 31, 2008. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING. The Company did not pay dividends to ReliaStar during 2011, 2010 or 2009. The New York Department of
Financial Services does not require notice or approval for ordinary dividends.

51

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Life and health insurance companies are subject to certain Risk Based Capital (“RBC”)
requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2011, the Company meets the
RBC requirements.

12.	Fair Values of Financial Instruments

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

52

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The carrying amounts and fair values of the Company’s financial instruments are summarized as follows:

			December 31
		2011			2010
	Carrying		Fair	Carrying		Fair
	Amount		Value	Amount		Value
			(In Thousands)
Assets:
Bonds	$ 1,784,583	$ 1,927,585		$ 1,778,819	$ 1,813,173
Preferred stocks	300		300	493		502
Common stocks	634		634	702		702
Mortgage loans	87,902		93,256	93,572		99,245
Securities lending reinvested collateral	85,026		85,026	62,470		62,470
Derivatives securities
Options owned	265		265	648		648
Futures	-		-	206		206
Swaps	25,586		25,586	2,017		2,525
Contract loans	109,991		109,991	110,375		110,375
Cash, cash equivalents and
short term investments	124,383		124,383	69,053		69,053
Separate account assets	989,587		989,587	1,138,542		1,138,542

Liabilities:
Policyholder funds	385		385	288		288
Payable for securities lending	85,026		85,026	62,470		62,470
Derivatives securities
Swaps	1,893		2,034	1,000		1,206

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash, cash equivalents and short term investments: The carrying amounts reported in the accompanying Balance Sheets for these financial instruments approximate their fair values.

Bonds and equity securities: The Company utilizes a number of valuation methodologies to determine the fair values of its bonds, preferred stocks and common stocks reported herein in conformity with the concepts of “exit price” and the fair value measurement as prescribed in SSAP No. 100. Valuations are obtained from third party commercial pricing services, brokers, and industry-standard vendor-
provided software that models the value based on market observable inputs. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

53

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the
Company’s evaluation of the borrower’s ability to compete in its relevant market.
Using this data, the model generates estimated market values, which the Company considers reflective of the fair value of each privately placed bond.

For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placement investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 1.8% and 15.2% over the total portfolio. Effective December
31, 2011, the Company statutory fair values represent the amount that would be received to sell securities at the measurement date (i.e. “exit value” concept).

Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Derivative financial instruments: Fair values for derivative financial instruments are based on broker/dealer valuations or on internal discounted cash flow pricing models, taking into account current cash flow assumptions and the counterparties’ credit standing.

The carrying value of all other financial instruments approximates their fair value.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.
Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses,

54

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100 and ASC
Subtopic 820-10, formerly FASB Statement No. 157, Fair Value Measurements.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs
(Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

55

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2011:

At December 31, 2011
	Level 1	Level 2	Level 3	Total
		(In Thousands)
Assets:
Bonds
Residential mortgage-backed	$ -	$ 22	$ -	$ 22
Common stock	-	-	634	634
Cash, cash equivalents and short-
term investments	63,306	-	-	63,306
Derivatives
Call options	-	-	265	265
Interest rate swaps	-	25,586	-	25,586
Separate account assets	988,157	1,430	-	989,587
Total assets	$ 1,051,463	$ 27,038	$ 899	$ 1,079,400

Liabilities:
Derivatives
CDS buy	$ -	$ 1	$ -	$ 1
Interest rate swaps	-	976	-	976
Total liabilities	$ -	$ 977	$ -	$ 977

The Company did not have any security transfers between Level 1 and Level 2 during
2011. The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

56

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The table below shows assets and liabilities measured and reported at fair value in which the fair value measurements use quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable input (Level 2) and significant unobservable inputs (Level 3) as of December 31, 2010:

At December 31, 2010
	Level 1	Level 2	Level 3	Total
		(In Thousands)
Assets:
Bonds
US corporate, state and municipal	$ -	$ 2,584	$ -	$ 2,584
Residential mortgage-backed	-	-	70	70
Commercial mortgage-backed	-	10,102	-	10,102
Other asset-backed	-	-	1,596	1,596
Common stock	88	-	614	702
Cash, cash equivalents and short-
term investments	69,053	-	-	69,053
Derivatives
Call options	-	-	648	648
Futures	206	-	-	206
Swaps	-	1,932	-	1,932
Separate account assets	1,137,028	1,514	-	1,138,542
Total assets	$ 1,206,375	$ 16,132	$ 2,928	$ 1,225,435

Liabilities:
Derivatives
Swaps	$ -	$ 915	$ -	$ 915
Total liabilities	$ -	$ 915	$ -	$ 915

Bonds: Securities that are carried at fair value on the balance sheet are classified as Level
2 or Level 3. Level 2 bond prices are obtained through several commercial pricing services, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values. Privately placed bond fair value are determined using a matrix-based pricing model and are classified as Level 2 assets. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3. Over the course of 2010 and 2011, price transparency and liquidity for bonds backed by subprime mortgages have improved with reduced volatility across broader risk markets. The Company monitors the market for subprime and continues to categorize these securities as Level 3 in the valuation hierarchy.

Common Stock: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 3 assets.

57

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Cash and cash equivalents and short-term investments: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as
Level 1.

Derivatives: The carrying amounts for these financial instruments, which can be assets or liabilities, reflect the fair value of the assets and liabilities. Certain derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London
Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. The Company’s own credit risk is monitored by comparison of credit ratings from national rating services. It is the Company’s policy to transact only with investment grade counterparties with a credit rating of A- or better. Valuations for the
Company’s futures contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain Options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level
3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are included in
Level 1. The underlying instruments in bonds have valuations that are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for fixed maturities.

The Company did not have any security transfers between Level 1 and Level 2 during
2011.

58

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2011.

	Bonds			Derivatives
			Common
	RMBS	ABS	Stock	Options	Total
			(In Thousands)
Beginning balance	$ 70	$ 1,596	$ 614	$ 648	$ 2,928
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	(70)	(1,596)	-	-	(1,666)
Total gains (losses)
included in income	-	-	-	(102)	(102)
Total gains (losses)
included in surplus	-	-	-	-	-
Purchases	-	-	20	447	467
Issues	-	-	-	-	-
Sales	-	-	-	(728)	(728)
Settlements	-	-	-	-	-
Ending Balance	$ -	$ -	$ 634	$ 265	$ 899

The transfers out of Level 3 during the year ended December 31, 2011 in bonds are primarily due to the Company’s determination that the market for subprime residential mortgage-backed securities ("RMBS") has become sufficiently active. While the valuation methodology has not changed, the Company has concluded that frequency of transactions in the market for subprime RMBS securities constitute an active market and therefore are now classified as level 2.

The remaining transfers in and out of Level 3 during the year ended December 31, 2011 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3, as these securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

59

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2010:

		Bonds			Derivatives
				Common
		RMBS	ABS	Stock	Options	Total
				(In Thousands)
	Beginning balance	$ 542	$ -	$ 665	$ 753	$ 1,960
	Transfers into Level 3	-	2,000	-	-	2,000
	Transfers out of Level 3	(503)	-	-	-	(503)
	Total gains (losses)
	included in income	(10)	-	-	394	384
	Total gains (losses)
	included in surplus	41	(404)	(18)	(68)	(449)
	Purchases	-	-	-	444	444
	Issues	-	-	-	-	-
	Sales	-	-	(33)	(875)	(908)
	Settlements	-	-	-	-	-
	Ending Balance	$ 70	$ 1,596	$ 614	$ 648	$ 2,928

13.	Commitments and Contingencies

Investment Purchase Commitments: As part of its overall investment strategy, the
Company has entered into agreements to purchase securities of $16.5 and $6.7 at
December 31, 2011 and 2010, respectively. The Company is also committed to provide additional capital contributions to partnerships of $2.6 and $10.4 at December 31, 2011 and 2010, respectively.

Operating Leases: The Company is party to certain cost sharing agreements with other affiliated ING United States companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. The Company incurred minimal rent expense during years ended December 31, 2011, 2010 and 2009 under this cost sharing methodology.

The Company does not have any minimum aggregate rental commitments under the cost sharing arrangements and service agreements. The Company does not have any future minimum lease payment receivables under the cost sharing arrangements and service agreements.

The Company is not involved in any sale leaseback transactions.

The Company does not have any early terminated lease agreements.

Litigation: The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial

60

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Regulatory Matters: As with many financial services companies, the Company and its affiliates periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. These currently include regulatory scrutiny of whether and to what extent insurance companies are using the United States Social Security
Administration’s Death Master File (“SSDMF”) to proactively ascertain whether customers have deceased and to pay claims even where no claim for benefits has been made. Along these lines, the New York Department of Financial Services has directed the
Company to use information available on the SSDMF to identify any death claim that may be due under life insurance policies, annuity contracts or retained asset accounts that have not been previously reported through historical claim reporting processes, implement procedures to locate beneficiaries, make prompt payments as necessary, and to report to the New York Department of Financial Services the results of using the data.
In addition, a majority of states are conducting an audit of the Company’s compliance with unclaimed property laws. The Company also has been reviewing whether benefits are owed and whether reserves are adequate in instances where an insured appears to have died, but no claim for benefits has been made. Some of the investigations, audits, examinations, and inquiries could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines, additional escheatment of funds deemed abandoned under state laws, changes to the Company’s procedures for the identification and escheatment of abandoned property, and other financial liability. While it is not possible to predict the ultimate outcome of any such action, or the internal and external investigations, examinations, reviews and inquiries, management does not believe that they will have a material adverse effect on the Company’s financial position. It is the practice of the Company and its affiliates to cooperate fully in these matters.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, and surrenders.
The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including

61

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows. Key variables in the modeling process include interest rates, anticipated contract owner behavior, and variable separate account performance. Contract owners bear the investment risk related to variable annuity products, subject, in limited cases, to certain minimum guaranteed rates.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change.
In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

During 2009, the Company took certain actions to reduce its exposure to interest rate and market risks. These actions included reducing guaranteed interest rates for new business, reducing credited rates on existing business, curtailing sales of some products, reassessment of the investment strategy with a focus on U.S. Treasury and investment grade assets, as well as hedging certain funds which previously were not hedged and continuing a hedging program to mitigate the impact of potential declines in equity markets and their impact on regulatory capital. During 2010 and 2011, the Company continued monitoring these initiatives and their impacts on earnings, capital, and liquidity, and will continue to determine whether further actions are necessary.

ING Restructuring Plan: On October 26, 2009, ING announced the key components of the final Restructuring Plan ING submitted to the European Commission (“EC”) as part of the process to receive EC approval for the state aid granted to ING by the State of the
Netherlands (the "Dutch State") in the form of EUR 10 billion Core Tier 1 securities issued on November 12, 2008 and the full credit risk transfer to the Dutch State of 80%
of ING's Alt-A RMBS on March 31, 2009 (the "ING-Dutch State Transaction"). As part of the Restructuring Plan, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including initial public offerings, sales or combinations thereof. In November 2009, the Restructuring Plan received formal EC approval and the separation of insurance and banking operations and other components of the Restructuring Plan were approved by ING shareholders. As part of the Restructuring Plan, ING agreed to make additional payments to the Dutch State corresponding to an adjustment of fees for the Back-Up Facility. Under this new agreement, the terms of the ING-Dutch State Transaction which closed on March 31,
2009, including the transfer price of the Alt-A RMBS securities, remain unaltered and the additional payments are not borne by the Company or any other ING U.S. subsidiaries.

62

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

In January 2010, ING lodged an appeal with the General Court of the European Union against specific elements of the EC’s decision regarding ING’s Restructuring Plan. In its appeal, ING contests the way the EC has calculated the amount of state aid ING received, and the disproportionality of the price leadership restrictions specifically, and the disproportionality of restructuring requirements in general. In July 2011, the appeal case was heard orally by the General Court of the European Union. By judgment of March 2,
2012, the Court partially annulled the EC’s decision of November 18, 2009, as a result of which a new decision has to be taken by the EC. Interested parties can file an appeal against the General Court’s judgment before the Court of Justice of the European Union within two months and ten days after the date of the General Court’s judgment.

On November 10, 2010, ING announced that, in connection with the Restructuring Plan, while the option of one global initial public offering (“IPO”) remains open, ING will prepare for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

On August 19, 2011, Fitch Ratings Ltd. (“Fitch”) revised the Company’s Rating Watch status to Evolving from Negative.

On November 17, 2011, S&P affirmed the “A” rating of the Company and revised the outlook to Stable from Negative based on de-risking and improving business fundamentals. On December 8, 2011, S&P downgraded the counterparty credit and insurance financial strength rating of the Company to “A-“ from “A” and revised the outlook to Watch Negative from Stable. On March 7, 2012, S&P affirmed the counterparty credit and insurance financial strength rating of the Company at “A-“ and revised the outlook t Stale from Watch Negative.

On December 7, 2011, Moody’s downgraded the insurance financial strength rating of the Company to “A3” from “A2” and revised the outlook to Stable from Negative.

On December 14, 2011, A.M. Best affirmed the insurance financial strength rating of the
Company at “A”, downgraded the issuer credit rating to “a” from “a+” and revised the outlook to Ratings Under Review with Negative Implications from Stable.

14.	Financing Agreements

The Company maintains a revolving loan agreement with Bank of New York Mellon,
(“Mellon"). Under this agreement, the Company can borrow up to $30.0 from Mellon.
Interest on any borrowing accrues at an annual rate equal to: (1) the cost of funds for
Mellon for the period applicable for the advance plus 0.35% or (2) a rate quoted by
Mellon to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2011, 2010 and 2009,

63

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

respectively. Additionally, there were no amounts payable to Mellon at December 31,
2011 and 2010.

The Company maintains a reciprocal loan agreement with ING AIH to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires on February 21, 2012, the Company and ING AIH can borrow up to 5% of the Company’s net admitted assets as of December
31 of the preceding year from one another. Interest on any Company borrowing is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%.
Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. The receivable for these loans are reported as an asset in cash and short term investments. The payable is recorded in borrowed money. Under this agreement, the Company received no interest income for the years ended December 31, 2011, 2010 and 2009.

Through this reciprocal loan agreement, the Company had no borrowing in 2011;
borrowed $175.5 and repaid $175.5 in 2010, and had no borrowing in 2009. These borrowings were on a short term basis, at an interest rate that approximated current money market rates and excludes borrowings from reverse dollar repurchase transactions.
Interest expense on borrowed money was minimal during 2011, 2010 and 2009, respectively.

The Company is the beneficiary of letters of credit totaling $15.0 million; terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either part to the financing.

15. Related Party Transactions

Cost Sharing Arrangements: Management and services contracts and all cost sharing arrangements with other affiliated ING United States companies are allocated among companies in accordance with systematic cost allocation methods.

Investment Management: The Company has entered into an investment advisory agreement with ING Investment Management, LLC (“IIM”) under which IIM provides the Company with investment management services. The Company has entered into an administrative services agreement with IIM under which IIM provides the Company with asset liability management services. Beginning in 2010, IIM began using competitive market rates to bill the Company for both the asset management and ancillary services it provides. Total fees under the agreement were approximately $3.2, $2.7, and $2.1 for the years ended December 31, 2011, 2010 and 2009, respectively.

Services Agreements: The Company has entered into a services agreement with each of its affiliated insurers, ING North America and ING Financial Advisers, LLC (“ING FA”)
whereby the affiliated insurers, ING North America and ING FA, provide certain administrative, management, professional, advisory, consulting and other services to the

64

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

Company. The total expenses incurred for all of these services were $38.4, $38.5 and
$38.4 for the years ended December 31, 2011, 2010 and 2009, respectively.

Tax Sharing Agreements: The Company has entered into federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue
Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns.

16. Guaranty Fund Assessments

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state. The Company accrues for the cost of potential future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty
Associations and the amount of premiums written in each state. The accrual methodology follows a retrospective-premium-based guaranty-fund assessments construct. The Company has estimated this liability to be $1.9 and $4.1 as of December
31, 2011 and 2010, respectively, and has recorded a liability in accounts payable and accrued expenses on the Balance Sheets. The Company has also recorded an asset in other assets on the Balance Sheets of $0.3 and $0.2 as of December 31, 2011 and 2010,
respectively, for future credits to premium taxes for assessments already paid and/or accrued.

65

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

The following table shows a reconciliation of assets recognized between the years of 2010 and 2011.

Assets recognized from paid and accrued premium tax offsets
and policy surcharges as of December 31, 2010	$ 198
Decreases current year:
Policy surcharges collected	-
Policy surcharges charged off	-
Premium tax offset applied	10
Increases current year:
Policy surcharges collected	-
Policy surcharges charged off	-
Premium tax offset applied	112
Changes in premium tax offset capacity/other adjustments	1
Assets recognized from paid and accrued premium tax offsets
and policy surcharges as of December 31, 2011	$ 301

66

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

17. Unpaid Accident and Health Claims The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2011	2010
	(In Thousands)
Balance at January 1	$ 17,404	$ 22,492
Less reinsurance recoverables	1,430	1,046
Net balance at January 1	15,974	21,446

Incurred related to:
Current year	32,073	26,376
Prior years	1,168	(6,125)
Total incurred	33,241	20,251

Paid related to:
Current year	17,317	18,556
Prior years	8,967	7,167
Total paid	26,284	25,723

Net balance at December 31	22,931	15,974
Plus reinsurance recoverables	866	1,430
Balance at December 31	$ 23,797	$ 17,404

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and policy and contract claims on the Balance
Sheets.

18. Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life insurance business through a mathematical approach using an algorithm of the
Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of net group life premiums written by the Company that was subject to retrospective rating features was $4.1, $3.0 and $3.6 for December 31, 2011, 2010 and 2009, respectively.
This represented 38.5%, 32.8% and 25.0% of the total net group life premium written for
December 31, 2011, 2010 and 2009, respectively. The amount of net group health premiums written by the Company that was subject to retrospective rating features was
$0.1, $0.1, and $0.1 for December 31, 2011, 2010 and 2009, respectively. This represented less than 1% of the total net group health premium in all three periods. No other net premiums written by the Company are subject to retrospective rating features.

67

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
Note to Other Financial Information
December 31, 2011

19.	Direct Premiums Written/Produced by Managing General Agents/Third Party
Administrators

	Name of Managing			Type of	Type of	Total Direct
	General Agent or Third	FEIN	Exclusive	Business	Authority	Premiums
	Party Administrator	Number	Contract	Written	Granted	Written
(In Thousands)
	ReliaStar Record Keeping	41-0451140	Y	Group Annuity	P	$ 4,130
	Disability Reinsurance Management Services	01-0483086	N	Disability Income	C,CA, B, U	3,232
	Total					$ 7,362

The aggregate amount of premiums written through managing general agents or third party administrators during 2011 is $7.4.

20. Subsequent Events

The Company is not aware of any events occurring subsequent to December 31, 2011 that may have a material effect on the Company’s financial statements. The Company evaluated events subsequent to December 31, 2011 through March 30, 2012, the date the statutory financial statements were available to be issued.

68

FINANCIAL STATEMENTS ReliaStar Life Insurance Company of New York Separate Account NY-B Year Ended December 31, 2011 with Report of Independent Registered Public Accounting Firm

S-1

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RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Financial Statements
Year Ended December 31, 2011

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ReliaStar Life Insurance Company of New York

We have audited the accompanying statements of assets and liabilities of the investment divisions (the
“Divisions”) constituting ReliaStar Life Insurance Company of New York Separate Account NY-B (the
“Account”) as of December 31, 2011, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

BlackRock Variable Series Funds, Inc.:	ING Investors Trust (continued):
BlackRock Global Allocation V.I. Fund - Class III	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Columbia Funds Variable Insurance Trust:	ING Large Cap Growth Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series - Class B	ING Large Cap Value Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING Limited Maturity Bond Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	ING Liquid Assets Portfolio - Service Class
Fidelity® Variable Insurance Products II:	ING Lord Abbett Growth and Income Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING Marsico Growth Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING MFS Total Return Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING MFS Utilities Portfolio - Service Class
ING Balanced Portfolio, Inc.:	ING Morgan Stanley Global Franchise Portfolio - Service Class
ING Balanced Portfolio - Class S	ING Morgan Stanley Global Tactical Asset Allocation Portfolio -
ING Intermediate Bond Portfolio:	Service Class
ING Intermediate Bond Portfolio - Class S	ING Oppenheimer Active Allocation Portfolio - Service Class
ING Investors Trust:	ING PIMCO High Yield Portfolio - Service Class
ING American Funds Asset Allocation Portfolio	ING PIMCO Total Return Bond Portfolio - Service Class
ING American Funds Bond Portfolio	ING Pioneer Fund Portfolio - Service Class
ING American Funds Global Growth and Income Portfolio	ING Pioneer Mid Cap Value Portfolio - Service Class
ING American Funds Growth Portfolio	ING Retirement Conservative Portfolio - Adviser Class
ING American Funds Growth-Income Portfolio	ING Retirement Growth Portfolio - Adviser Class
ING American Funds International Growth and Income Portfolio	ING Retirement Moderate Growth Portfolio - Adviser Class
ING American Funds International Portfolio	ING Retirement Moderate Portfolio - Adviser Class
ING American Funds World Allocation Portfolio - Service Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING Artio Foreign Portfolio - Service Class	ING T. Rowe Price Equity Income Portfolio - Service Class
ING BlackRock Health Sciences Opportunities Portfolio - Service	ING T. Rowe Price International Stock Portfolio - Service Class
Class	ING Templeton Global Growth Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio - Service Class	ING Partners, Inc.:
ING BlackRock Large Cap Growth Portfolio - Service Class	ING American Century Small-Mid Cap Value Portfolio - Service
ING BlackRock Large Cap Value Portfolio - Service Class	Class
ING Clarion Global Real Estate Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class
ING Clarion Real Estate Portfolio - Service Class	ING Columbia Small Cap Value II Portfolio - Service Class
ING Core Growth and Income Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING DFA World Equity Portfolio - Service Class	ING Global Bond Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Invesco Van Kampen Comstock Portfolio - Service Class
ING Franklin Income Portfolio - Service Class	ING Invesco Van Kampen Equity and Income Portfolio - Service
ING Franklin Mutual Shares Portfolio - Service Class	Class
ING Franklin Templeton Founding Strategy Portfolio - Service	ING JPMorgan Mid Cap Value Portfolio - Service Class
Class	ING Legg Mason ClearBridge Aggressive Growth Portfolio -
ING Global Resources Portfolio - Adviser Class	Service Class
ING Global Resources Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Invesco Van Kampen Growth and Income Portfolio - Service	ING Oppenheimer Global Portfolio - Service Class
Class	ING PIMCO Total Return Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING Solution 2015 Portfolio - Service Class

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING Solution 2025 Portfolio - Service Class	ING International Index Portfolio - Class S
ING Solution 2035 Portfolio - Service Class	ING Japan TOPIX Index® Portfolio - Class A
ING Solution 2045 Portfolio - Service Class	ING RussellTM Large Cap Growth Index Portfolio - Class S
ING Solution Income Portfolio - Service Class	ING RussellTM Large Cap Index Portfolio - Class S
ING T. Rowe Price Diversified Mid Cap Growth Portfolio -	ING RussellTM Large Cap Value Index Portfolio - Class S
Service Class	ING RussellTM Mid Cap Growth Index Portfolio - Class S
ING T. Rowe Price Growth Equity Portfolio - Service Class	ING RussellTM Mid Cap Index Portfolio - Class S
ING Templeton Foreign Equity Portfolio - Service Class	ING RussellTM Small Cap Index Portfolio - Class S
ING Thornburg Value Portfolio - Initial Class	ING Small Company Portfolio - Class S
ING Thornburg Value Portfolio - Service Class	ING U.S. Bond Index Portfolio - Class S
ING UBS U.S. Large Cap Equity Portfolio - Service Class	ING WisdomTreeSM Global High-Yielding Equity Index
ING Strategic Allocation Portfolios, Inc.:	Portfolio - Class S
ING Strategic Allocation Conservative Portfolio - Class S	ING Variable Products Trust:
ING Strategic Allocation Growth Portfolio - Class S	ING International Value Portfolio - Class S
ING Strategic Allocation Moderate Portfolio - Class S	ING MidCap Opportunities Portfolio - Class S
ING Variable Funds:	ING SmallCap Opportunities Portfolio - Class S
ING Growth and Income Portfolio - Class A	Invesco Variable Insurance Funds:
ING Growth and Income Portfolio - Class I	Invesco V.I. Leisure Fund - Series I Shares
ING Growth and Income Portfolio - Class S	Legg Mason Partners Variable Equity Trust:
ING Variable Insurance Trust:	Legg Mason ClearBridge Variable Large Cap Value Portfolio -
ING GET U.S. Core Portfolio - Series 5	Class I
ING GET U.S. Core Portfolio - Series 6	Legg Mason Global Currents Variable International All Cap
ING GET U.S. Core Portfolio - Series 7	Opportunity Portfolio
ING GET U.S. Core Portfolio - Series 8	Legg Mason Variable Lifestyle Allocation 50%
ING GET U.S. Core Portfolio - Series 9	Legg Mason Variable Lifestyle Allocation 70%
ING GET U.S. Core Portfolio - Series 10	Legg Mason Variable Lifestyle Allocation 85%
ING GET U.S. Core Portfolio - Series 11	Legg Mason Partners Variable Income Trust:
ING GET U.S. Core Portfolio - Series 12	Legg Mason Western Asset Variable High Income Portfolio
ING GET U.S. Core Portfolio - Series 13	Oppenheimer Variable Account Funds:
ING GET U.S. Core Portfolio - Series 14	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service
ING Variable Portfolios, Inc.:	Class
ING BlackRock Science and Technology Opportunities Portfolio -	PIMCO Variable Insurance Trust:
Class S	PIMCO Real Return Portfolio - Administrative Class
ING Euro STOXX 50 Index Portfolio - Class A	Pioneer Variable Contracts Trust:
ING FTSE 100 Index Portfolio - Class A	Pioneer Equity Income VCT Portfolio - Class II
ING Hang Seng Index Portfolio - Class S	ProFunds:
ING Index Plus LargeCap Portfolio - Class S	ProFund VP Bull
ING Index Plus MidCap Portfolio - Class S	ProFund VP Europe 30
ING Index Plus SmallCap Portfolio - Class S	ProFund VP Rising Rates Opportunity

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents or fund company. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ReliaStar Life Insurance Company of
New York Separate Account NY-B at December 31, 2011, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia April 16, 2012

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Columbia
	BlackRock	Small Cap
	Global	Value Fund,	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Allocation V.I.	Variable	Equity-Income	Contrafund®	Cap Value
	Fund -	Series -	Portfolio -	Portfolio -	Securities
	Class III	Class B	Service Class 2	Service Class 2	Fund - Class 2
Assets
Investments in mutual funds
at fair value	$ 17,001	$ 875	$ 5,047	$ 26,006	$ 986
Total assets	17,001	875	5,047	26,006	986

Liabilities
Payable to related parties	2	-	-	3	-
Total liabilities	2	-	-	3	-
Net assets	$ 16,999	$ 875	$ 5,047	$ 26,003	$ 986

Total number of mutual fund shares	1,280,204	60,175	274,151	1,148,657	63,518

Cost of mutual fund shares	$ 15,993	$ 1,062	$ 5,546	$ 25,002	$ 632

The accompanying notes are an integral part of these financial statements.
4

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

					ING
		ING	ING		American
		Intermediate	American	ING	Funds Global
	ING Balanced	Bond	Funds Asset	American	Growth and
	Portfolio -	Portfolio -	Allocation	Funds Bond	Income
	Class S	Class S	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 210	$ 19,652	$ 10,075	$ 15,344	$ 252
Total assets	210	19,652	10,075	15,344	252

Liabilities
Payable to related parties	-	2	-	2	-
Total liabilities	-	2	-	2	-
Net assets	$ 210	$ 19,650	$ 10,075	$ 15,342	$ 252

Total number of mutual fund shares	18,982	1,592,547	1,047,294	1,479,624	26,289

Cost of mutual fund shares	$ 201	$ 18,879	$ 8,344	$ 14,244	$ 261

The accompanying notes are an integral part of these financial statements.
5

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING
		American		ING
	ING	Funds	ING	American
	American	International	American	Funds World	ING Artio
	Funds	Growth and	Funds	Allocation	Foreign
	Growth	Income	International	Portfolio -	Portfolio -
	Portfolio	Portfolio	Portfolio	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 46,749	$ 19	$ 24,200	$ 1,971	$ 7,899
Total assets	46,749	19	24,200	1,971	7,899

Liabilities
Payable to related parties	5	-	3	-	-
Total liabilities	5	-	3	-	-
Net assets	$ 46,744	$ 19	$ 24,197	$ 1,971	$ 7,899

Total number of mutual fund shares	972,308	2,030	1,723,616	185,411	890,488

Cost of mutual fund shares	$ 50,771	$ 19	$ 30,027	$ 2,073	$ 12,513

The accompanying notes are an integral part of these financial statements.
6

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING	ING
	BlackRock	BlackRock	ING
	Health	Inflation	BlackRock	ING Clarion
	Sciences	Protected	Large Cap	Global Real	ING Clarion
	Opportunities	Bond	Growth	Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 5,672	$ 14,374	$ 3,264	$ 4,829	$ 4,605
Total assets	5,672	14,374	3,264	4,829	4,605

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 5,672	$ 14,373	$ 3,264	$ 4,829	$ 4,605

Total number of mutual fund shares	494,054	1,318,671	341,094	543,243	194,208

Cost of mutual fund shares	$ 4,932	$ 13,881	$ 2,950	$ 4,390	$ 4,650

The accompanying notes are an integral part of these financial statements.
7

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

					ING Franklin
		ING FMRSM		ING Franklin	Templeton
	ING DFA	Diversified	ING Franklin	Mutual	Founding
	World Equity	Mid Cap	Income	Shares	Strategy
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,878	$ 8,089	$ 18,418	$ 5,953	$ 12,538
Total assets	1,878	8,089	18,418	5,953	12,538

Liabilities
Payable to related parties	-	1	2	-	2
Total liabilities	-	1	2	-	2
Net assets	$ 1,878	$ 8,088	$ 18,416	$ 5,953	$ 12,536

Total number of mutual fund shares	245,230	599,176	1,892,959	772,083	1,551,693

Cost of mutual fund shares	$ 1,880	$ 7,579	$ 16,412	$ 5,919	$ 12,408

The accompanying notes are an integral part of these financial statements.
8

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING
			ING Invesco	JPMorgan	ING
			Van Kampen	Emerging	JPMorgan
	ING Global	ING Global	Growth and	Markets	Small Cap
	Resources	Resources	Income	Equity	Core Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 970	$ 11,728	$ 2,441	$ 16,102	$ 5,170
Total assets	970	11,728	2,441	16,102	5,170

Liabilities
Payable to related parties	-	2	-	2	-
Total liabilities	-	2	-	2	-
Net assets	$ 970	$ 11,726	$ 2,441	$ 16,100	$ 5,170

Total number of mutual fund shares	51,279	603,617	116,370	897,063	400,134

Cost of mutual fund shares	$ 1,105	$ 11,065	$ 2,123	$ 16,815	$ 4,963

The accompanying notes are an integral part of these financial statements.
9

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING Limited
	ING Large	ING Large	Maturity	ING Liquid	ING Marsico
	Cap Growth	Cap Value	Bond	Assets	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,364	$ 591	$ 242	$ 25,438	$ 8,899
Total assets	3,364	591	242	25,438	8,899

Liabilities
Payable to related parties	-	-	-	3	1
Total liabilities	-	-	-	3	1
Net assets	$ 3,364	$ 591	$ 242	$ 25,435	$ 8,898

Total number of mutual fund shares	267,593	72,122	23,882	25,437,642	529,719

Cost of mutual fund shares	$ 3,275	$ 553	$ 254	$ 25,438	$ 8,531

The accompanying notes are an integral part of these financial statements
10

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING Morgan	ING
			Stanley	Oppenheimer
	ING MFS	ING MFS	Global	Active	ING PIMCO
	Total Return	Utilities	Franchise	Allocation	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 10,281	$ 14,195	$ 5,700	$ 649	$ 11,627
Total assets	10,281	14,195	5,700	649	11,627

Liabilities
Payable to related parties	1	1	-	-	2
Total liabilities	1	1	-	-	2
Net assets	$ 10,280	$ 14,194	$ 5,700	$ 649	$ 11,625

Total number of mutual fund shares	691,882	1,039,162	375,510	63,503	1,170,877

Cost of mutual fund shares	$ 10,493	$ 12,845	$ 4,925	$ 626	$ 11,490

The accompanying notes are an integral part of these financial statements.
11

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING PIMCO		ING Pioneer	ING	ING
	Total Return	ING Pioneer	Mid Cap	Retirement	Retirement
	Bond	Fund	Value	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 55,016	$ 470	$ 7,252	$ 14,207	$ 96,567
Total assets	55,016	470	7,252	14,207	96,567

Liabilities
Payable to related parties	5	-	-	1	14
Total liabilities	5	-	-	1	14
Net assets	$ 55,011	$ 470	$ 7,252	$ 14,206	$ 96,553

Total number of mutual fund shares	4,738,689	44,761	705,489	1,547,631	9,430,412

Cost of mutual fund shares	$ 56,001	$ 474	$ 6,832	$ 13,640	$ 87,398

The accompanying notes are an integral part of these financial statements.
12

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING				ING T. Rowe
	Retirement	ING	ING T. Rowe	ING T. Rowe	Price
	Moderate	Retirement	Price Capital	Price Equity	International
	Growth	Moderate	Appreciation	Income	Stock
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 76,716	$ 45,150	$ 33,434	$ 9,735	$ 6,408
Total assets	76,716	45,150	33,434	9,735	6,408

Liabilities
Payable to related parties	9	5	3	1	-
Total liabilities	9	5	3	1	-
Net assets	$ 76,707	$ 45,145	$ 33,431	$ 9,734	$ 6,408

Total number of mutual fund shares	7,257,873	4,161,300	1,460,623	850,947	648,600

Cost of mutual fund shares	$ 69,221	$ 41,013	$ 31,306	$ 8,736	$ 7,535

The accompanying notes are an integral part of these financial statements
13

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING
	ING	American		ING
	Templeton	Century	ING Baron	Columbia	ING Davis
	Global	Small-Mid	Small Cap	Small Cap	New York
	Growth	Cap Value	Growth	Value II	Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,338	$ 555	$ 12,501	$ 3,468	$ 8,468
Total assets	4,338	555	12,501	3,468	8,468

Liabilities
Payable to related parties	-	-	1	-	-
Total liabilities	-	-	1	-	-
Net assets	$ 4,338	$ 555	$ 12,500	$ 3,468	$ 8,468

Total number of mutual fund shares	413,976	49,128	645,373	344,726	505,572

Cost of mutual fund shares	$ 5,353	$ 429	$ 9,841	$ 2,888	$ 7,456

The accompanying notes are an integral part of these financial statements.
14

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING Invesco	ING
		ING Invesco	Van Kampen	JPMorgan	ING
	ING Global	Van Kampen	Equity and	Mid Cap	Oppenheimer
	Bond	Comstock	Income	Value	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 276	$ 3,852	$ 2,675	$ 4,086	$ 119
Total assets	276	3,852	2,675	4,086	119

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 276	$ 3,852	$ 2,675	$ 4,086	$ 119

Total number of mutual fund shares	24,392	392,211	81,519	291,670	9,451

Cost of mutual fund shares	$ 277	$ 3,457	$ 2,464	$ 3,301	$ 110

The accompanying notes are an integral part of these financial statements.
15

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING
	Oppenheimer	ING PIMCO	ING Solution	ING Solution	ING Solution
	Global	Total Return	2015	2025	2035
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 6,792	$ 219	$ 222	$ 1,088	$ 121
Total assets	6,792	219	222	1,088	121

Liabilities
Payable to related parties	1	-	-	-	-
Total liabilities	1	-	-	-	-
Net assets	$ 6,791	$ 219	$ 222	$ 1,088	$ 121

Total number of mutual fund shares	557,176	18,783	20,898	103,439	11,434

Cost of mutual fund shares	$ 7,963	$ 207	$ 193	$ 1,011	$ 136

The accompanying notes are an integral part of these financial statements.
16

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING T. Rowe
			Price		ING
			Diversified	ING T. Rowe	Templeton
	ING Solution	ING Solution	Mid Cap	Price Growth	Foreign
	2045	Income	Growth	Equity	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 18	$ 117	$ 1,387	$ 3,379	$ 5,187
Total assets	18	117	1,387	3,379	5,187

Liabilities
Payable to related parties	-	-	-	-	1
Total liabilities	-	-	-	-	1
Net assets	$ 18	$ 117	$ 1,387	$ 3,379	$ 5,186

Total number of mutual fund shares	1,727	11,133	171,074	63,498	547,131

Cost of mutual fund shares	$ 22	$ 109	$ 973	$ 2,980	$ 5,859

The accompanying notes are an integral part of these financial statements.
17

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING	ING	ING UBS U.S.	ING Strategic	ING Strategic
	Thornburg	Thornburg	Large Cap	Allocation	Allocation
	Value	Value	Equity	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 2	$ 185	$ 405	$ -	$ 62
Total assets	2	185	405	-	62

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2	$ 185	$ 405	$ -	$ 62

Total number of mutual fund shares	68	6,772	46,676	31	6,418

Cost of mutual fund shares	$ 2	$ 173	$ 447	$ -	$ 53

The accompanying notes are an integral part of these financial statements.
18

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Strategic
	Allocation	ING Growth	ING Growth	ING Growth	ING GET
	Moderate	and Income	and Income	and Income	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class A	Class I	Class S	Series 7
Assets
Investments in mutual funds
at fair value	$ 31	$ 27,121	$ 1,153	$ 11,340	$ 1,980
Total assets	31	27,121	1,153	11,340	1,980

Liabilities
Payable to related parties	-	3	-	1	-
Total liabilities	-	3	-	1	-
Net assets	$ 31	$ 27,118	$ 1,153	$ 11,339	$ 1,980

Total number of mutual fund shares	3,109	1,267,932	53,411	529,896	255,542

Cost of mutual fund shares	$ 37	$ 28,165	$ 1,296	$ 10,661	$ 2,377

The accompanying notes are an integral part of these financial statements.
19

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 8	Series 9	Series 10	Series 11	Series 12
Assets
Investments in mutual funds
at fair value	$ 362	$ 196	$ 6	$ 213	$ 21
Total assets	362	196	6	213	21

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 362	$ 196	$ 6	$ 213	$ 21

Total number of mutual fund shares	46,479	25,158	694	26,923	2,752

Cost of mutual fund shares	$ 436	$ 237	$ 6	$ 256	$ 24

The accompanying notes are an integral part of these financial statements.
20

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

			ING
			BlackRock
			Science and
	ING GET		Technology	ING Euro	ING Hang
	U.S. Core	ING GET U.S.	Opportunities	STOXX 50	Seng Index
	Portfolio -	Core Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Series 13	Series 14	Class S	Class A	Class S
Assets
Investments in mutual funds
at fair value	$ 511	$ 7,098	$ 6,313	$ 57	$ 2,084
Total assets	511	7,098	6,313	57	2,084

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 511	$ 7,097	$ 6,313	$ 57	$ 2,084

Total number of mutual fund shares	52,314	695,232	1,204,861	6,794	186,765

Cost of mutual fund shares	$ 509	$ 7,054	$ 6,630	$ 74	$ 2,481

The accompanying notes are an integral part of these financial statements.
21

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Index		ING Index	ING	ING Japan
	Plus	ING Index	Plus	International	TOPIX
	LargeCap	Plus MidCap	SmallCap	Index	Index®
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class A
Assets
Investments in mutual funds
at fair value	$ 2,990	$ 5,371	$ 4,731	$ 3,297	$ 102
Total assets	2,990	5,371	4,731	3,297	102

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 2,990	$ 5,371	$ 4,731	$ 3,297	$ 102

Total number of mutual fund shares	221,020	356,892	345,362	452,865	10,916

Cost of mutual fund shares	$ 3,492	$ 5,594	$ 5,168	$ 3,452	$ 119

The accompanying notes are an integral part of these financial statements.
22

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Large Cap	Large Cap
	Growth Index	Index	Value Index	ING Russell™ Mid	ING Russell™ Mid
	Portfolio -	Portfolio -	Portfolio -	Cap Growth Index	Cap Index
	Class S	Class S	Class S	Portfolio - Class S	Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$ 1,555	$ 8,128	$ 1,559	$ 4,001	$ 2,495
Total assets	1,555	8,128	1,559	4,001	2,495

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 1,555	$ 8,127	$ 1,559	$ 4,001	$ 2,495

Total number of mutual fund shares	105,355	836,168	124,988	251,485	225,405

Cost of mutual fund shares	$ 1,396	$ 7,057	$ 1,486	$ 3,041	$ 1,998

The accompanying notes are an integral part of these financial statements.
23

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

ING
				WisdomTreeSM	ING
		ING Small	ING U.S.	Global High-	International
	ING Russell™ Small	Company	Bond Index	Yielding Equity	Value
	Cap Index	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Portfolio - Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 3,636	$ 2,466	$ 5,586	$ 3,737	$ 577
Total assets	3,636	2,466	5,586	3,737	577

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 3,636	$ 2,466	$ 5,586	$ 3,737	$ 577

Total number of mutual fund shares	311,262	140,347	505,937	502,346	80,375

Cost of mutual fund shares	$ 3,346	$ 2,029	$ 5,290	$ 3,374	$ 621

The accompanying notes are an integral part of these financial statements.
24

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Legg Mason
				Legg Mason	Global
				ClearBridge	Currents
		ING		Variable	Variable
	ING MidCap	SmallCap		Large Cap	International
	Opportunities Opportunities		Invesco V.I.	Value	All Cap
	Portfolio -	Portfolio -	Leisure Fund -	Portfolio -	Opportunity
	Class S	Class S	Series I Shares	Class I	Portfolio
Assets
Investments in mutual funds
at fair value	$ 5,683	$ 782	$ 119	$ 290	$ 69
Total assets	5,683	782	119	290	69

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 5,683	$ 782	$ 119	$ 290	$ 69

Total number of mutual fund shares	499,783	37,386	15,644	21,412	13,581

Cost of mutual fund shares	$ 4,359	$ 587	$ 124	$ 357	$ 111

The accompanying notes are an integral part of these financial statements.
25

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Oppenheimer
	Legg Mason	Legg Mason	Legg Mason	Legg Mason	Main Street
	Variable	Variable	Variable	Western Asset	Small- &
	Lifestyle	Lifestyle	Lifestyle	Variable High	Mid-Cap
	Allocation	Allocation	Allocation	Income	Fund®/VA -
	50%	70%	85%	Portfolio	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,070	$ 506	$ 210	$ 196	$ 63
Total assets	1,070	506	210	196	63

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,070	$ 506	$ 210	$ 196	$ 63

Total number of mutual fund shares	93,615	48,316	18,058	35,386	3,723

Cost of mutual fund shares	$ 1,015	$ 423	$ 203	$ 217	$ 50

The accompanying notes are an integral part of these financial statements.
26

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Assets and Liabilities
December 31, 2011
(Dollars in thousands)

Pioneer
	PIMCO Real	Equity
	Return Portfolio -	Income VCT			ProFund VP
	Administrative	Portfolio -	ProFund VP	ProFund VP	Rising Rates
	Class	Class II	Bull	Europe 30	Opportunity
Assets
Investments in mutual funds
at fair value	$ 1,887	$ 1,643	$ 24	$ 43	$ 97
Total assets	1,887	1,643	24	43	97

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 1,887	$ 1,643	$ 24	$ 43	$ 97

Total number of mutual fund shares	135,252	80,562	908	2,218	12,922

Cost of mutual fund shares	$ 1,915	$ 1,249	$ 27	$ 59	$ 223

The accompanying notes are an integral part of these financial statements.
27

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

		Columbia
	BlackRock	Small Cap			Franklin Small
	Global	Value Fund,	Fidelity® VIP	Fidelity® VIP	Cap Value
	Allocation	Variable	Equity-Income	Contrafund®	Securities
	V.I. Fund -	Series -	Portfolio -	Portfolio -	Fund -
	Class III	Class B	Service Class 2	Service Class 2	Class 2
Net investment income (loss)
Income:
Dividends	$ 404	$ 8	$ 121	$ 217	$ 8
Total investment income	404	8	121	217	8
Expenses:
Mortality, expense risk
and other charges	277	15	80	420	13
Annual administrative charges	2	-	1	4	-
Contingent deferred sales charges	10	1	2	16	-
Other contract charges	122	8	33	184	7
Total expenses	411	24	116	624	20
Net investment income (loss)	(7)	(16)	5	(407)	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	309	(12)	(607)	(1,837)	78
Capital gains distributions	435	103	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	744	91	(607)	(1,837)	78
Net unrealized appreciation
(depreciation) of investments	(1,781)	(157)	483	802	(127)
Net realized and unrealized gain (loss)
on investments	(1,037)	(66)	(124)	(1,035)	(49)
Net increase (decrease) in net assets
resulting from operations	$ (1,044)	$ (82)	$ (119)	$ (1,442)	$ (61)

The accompanying notes are an integral part of these financial statements.
28

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

					ING American
		ING	ING American		Funds Global
	ING Balanced	Intermediate	Funds Asset	ING American	Growth and
	Portfolio -	Bond Portfolio -	Allocation	Funds Bond	Income
	Class S	Class S	Portfolio	Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ 6	$ 835	$ 128	$ 407	$ -
Total investment income	6	835	128	407	-
Expenses:
Mortality, expense risk
and other charges	3	306	139	228	3
Annual administrative charges	-	2	1	1	-
Contingent deferred sales charges	-	9	8	15	-
Other contract charges	1	137	62	102	1
Total expenses	4	454	210	346	4
Net investment income (loss)	2	381	(82)	61	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	150	62	574	(2)
Capital gains distributions	-	-	1	50	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	150	63	624	(2)
Net unrealized appreciation
(depreciation) of investments	(3)	489	(73)	(185)	(9)
Net realized and unrealized gain (loss)
on investments	(8)	639	(10)	439	(11)
Net increase (decrease) in net assets
resulting from operations	$ (6)	$ 1,020	$ (92)	$ 500	$ (15)

The accompanying notes are an integral part of these financial statements.
29

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

			ING American
			Funds		ING American
		ING American	International	ING American	Funds World
	ING American Funds Growth-		Growth and	Funds	Allocation
	Funds Growth	Income	Income	International	Portfolio -
	Portfolio	Portfolio	Portfolio	Portfolio	Service Class
Net investment income (loss)
Income:
Dividends	$ 99	$ 274	$ -	$ 471	$ 18
Total investment income	99	274	-	471	18
Expenses:
Mortality, expense risk
and other charges	802	28	-	435	33
Annual administrative charges	6	(2)	-	4	-
Contingent deferred sales charges	27	1	-	20	3
Other contract charges	397	13	-	205	16
Total expenses	1,232	40	-	664	52
Net investment income (loss)	(1,133)	234	-	(193)	(34)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,424)	(2,859)	(1)	(2,788)	67
Capital gains distributions	4	-	-	155	50
Total realized gain (loss) on investments
and capital gains distributions	(1,420)	(2,859)	(1)	(2,633)	117
Net unrealized appreciation
(depreciation) of investments	(1,032)	2,851	-	(2,065)	(262)
Net realized and unrealized gain (loss)
on investments	(2,452)	(8)	(1)	(4,698)	(145)
Net increase (decrease) in net assets
resulting from operations	$ (3,585)	$ 226	$ (1)	$ (4,891)	$ (179)

The accompanying notes are an integral part of these financial statements.
30

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

		ING BlackRock	ING BlackRock	ING BlackRock
	ING Artio	Health Sciences	Inflation	Large Cap	ING BlackRock
	Foreign	Opportunities Protected Bond		Growth	Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 188	$ 30	$ 270	$ 14	$ 13
Total investment income	188	30	270	14	13
Expenses:
Mortality, expense risk
and other charges	154	97	171	50	-
Annual administrative charges	1	1	1	-	-
Contingent deferred sales charges	4	2	4	3	-
Other contract charges	80	51	82	25	-
Total expenses	239	151	258	78	-
Net investment income (loss)	(51)	(121)	12	(64)	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(996)	159	160	(64)	(107)
Capital gains distributions	-	-	494	-	-
Total realized gain (loss) on investments
and capital gains distributions	(996)	159	654	(64)	(107)
Net unrealized appreciation
(depreciation) of investments	(1,489)	27	389	(17)	103
Net realized and unrealized gain (loss)
on investments	(2,485)	186	1,043	(81)	(4)
Net increase (decrease) in net assets
resulting from operations	$ (2,536)	$ 65	$ 1,055	$ (145)	$ 9

The accompanying notes are an integral part of these financial statements.
31

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

	ING Clarion		ING Core
	Global Real	ING Clarion	Growth and	ING DFA	ING FMRSM
	Estate	Real Estate	Income	World Equity Diversified Mid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Cap Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 194	$ 62	$ 136	$ 45	$ 19
Total investment income	194	62	136	45	19
Expenses:
Mortality, expense risk
and other charges	81	71	105	32	143
Annual administrative charges	-	1	-	-	1
Contingent deferred sales charges	3	6	4	-	6
Other contract charges	38	39	44	16	61
Total expenses	122	117	153	48	211
Net investment income (loss)	72	(55)	(17)	(3)	(192)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(341)	(458)	(1,200)	(63)	(49)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(341)	(458)	(1,200)	(63)	(49)
Net unrealized appreciation
(depreciation) of investments	(114)	830	425	(181)	(979)
Net realized and unrealized gain (loss)
on investments	(455)	372	(775)	(244)	(1,028)
Net increase (decrease) in net assets
resulting from operations	$ (383)	$ 317	$ (792)	$ (247)	$ (1,220)

The accompanying notes are an integral part of these financial statements.
32

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

			ING Franklin
			Templeton
	ING Franklin	ING Franklin	Founding	ING Global	ING Global
	Income	Mutual Shares	Strategy	Resources	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 919	$ 221	$ 339	$ 7	$ 74
Total investment income	919	221	339	7	74
Expenses:
Mortality, expense risk
and other charges	292	102	227	12	225
Annual administrative charges	2	1	2	-	2
Contingent deferred sales charges	17	2	17	-	37
Other contract charges	141	44	109	6	101
Total expenses	452	149	355	18	365
Net investment income (loss)	467	72	(16)	(11)	(291)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	(219)	(464)	(43)	(534)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	14	(219)	(464)	(43)	(534)
Net unrealized appreciation
(depreciation) of investments	(446)	(50)	26	(135)	(712)
Net realized and unrealized gain (loss)
on investments	(432)	(269)	(438)	(178)	(1,246)
Net increase (decrease) in net assets
resulting from operations	$ 35	$ (197)	$ (454)	$ (189)	$ (1,537)

The accompanying notes are an integral part of these financial statements.
33

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

	ING Invesco
	Van Kampen	ING JPMorgan	ING JPMorgan
	Growth and	Emerging	Small Cap Core	ING Large Cap
	Income	Markets Equity	Equity	Growth	ING Large Cap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 34	$ 160	$ 19	$ 7	$ 3
Total investment income	34	160	19	7	3
Expenses:
Mortality, expense risk
and other charges	40	277	83	53	5
Annual administrative charges	1	2	1	1	-
Contingent deferred sales charges	1	7	10	-	-
Other contract charges	17	142	43	23	3
Total expenses	59	428	137	77	8
Net investment income (loss)	(25)	(268)	(118)	(70)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	(415)	(118)	272	(1)
Capital gains distributions	-	620	-	230	-
Total realized gain (loss) on investments
and capital gains distributions	25	205	(118)	502	(1)
Net unrealized appreciation
(depreciation) of investments	(117)	(4,049)	7	(433)	38
Net realized and unrealized gain (loss)
on investments	(92)	(3,844)	(111)	69	37
Net increase (decrease) in net assets
resulting from operations	$ (117)	$ (4,112)	$ (229)	$ (1)	$ 32

The accompanying notes are an integral part of these financial statements.
34

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

			ING Lord
	ING Limited	ING Liquid	Abbett Growth	ING Marsico	ING MFS Total
	Maturity Bond	Assets	and Income	Growth	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 8	$ -	$ -	$ 22	$ 267
Total investment income	8	-	-	22	267
Expenses:
Mortality, expense risk
and other charges	3	427	-	160	169
Annual administrative charges	-	6	-	2	2
Contingent deferred sales charges	-	46	-	2	10
Other contract charges	-	127	-	65	61
Total expenses	3	606	-	229	242
Net investment income (loss)	5	(606)	-	(207)	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	-	(59)	240	(415)
Capital gains distributions	-	8	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(5)	8	(59)	240	(415)
Net unrealized appreciation
(depreciation) of investments	-	-	65	(432)	337
Net realized and unrealized gain (loss)
on investments	(5)	8	6	(192)	(78)
Net increase (decrease) in net assets
resulting from operations	$ -	$ (598)	$ 6	$ (399)	$ (53)

The accompanying notes are an integral part of these financial statements.
35

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

			ING Morgan	ING
		ING Morgan	Stanley Global	Oppenheimer
	ING MFS	Stanley Global	Tactical Asset	Active	ING PIMCO
	Utilities	Franchise	Allocation	Allocation	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 492	$ 131	$ 1	$ -	$ 811
Total investment income	492	131	1	-	811
Expenses:
Mortality, expense risk
and other charges	223	87	1	10	189
Annual administrative charges	1	1	-	-	1
Contingent deferred sales charges	4	3	-	1	4
Other contract charges	111	39	-	4	101
Total expenses	339	130	1	15	295
Net investment income (loss)	153	1	-	(15)	516

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(465)	254	(4)	24	199
Capital gains distributions	-	-	72	-	-
Total realized gain (loss) on investments
and capital gains distributions	(465)	254	68	24	199
Net unrealized appreciation
(depreciation) of investments	836	65	(47)	(55)	(503)
Net realized and unrealized gain (loss)
on investments	371	319	21	(31)	(304)
Net increase (decrease) in net assets
resulting from operations	$ 524	$ 320	$ 21	$ (46)	$ 212

The accompanying notes are an integral part of these financial statements.
36

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

	ING PIMCO		ING Pioneer	ING Retirement	ING Retirement
	Total Return	ING Pioneer	Mid Cap Value	Conservative	Growth
	Bond Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Adviser Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 2,323	$ 7	$ 101	$ 127	$ 864
Total investment income	2,323	7	101	127	864
Expenses:
Mortality, expense risk
and other charges	888	7	118	152	1,622
Annual administrative charges	5	-	1	1	19
Contingent deferred sales charges	51	-	1	2	86
Other contract charges	374	3	60	67	901
Total expenses	1,318	10	180	222	2,628
Net investment income (loss)	1,005	(3)	(79)	(95)	(1,764)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	792	(13)	(204)	182	1,729
Capital gains distributions	2,243	-	-	68	-
Total realized gain (loss) on investments
and capital gains distributions	3,035	(13)	(204)	250	1,729
Net unrealized appreciation
(depreciation) of investments	(3,458)	(19)	(304)	85	(3,622)
Net realized and unrealized gain (loss)
on investments	(423)	(32)	(508)	335	(1,893)
Net increase (decrease) in net assets
resulting from operations	$ 582	$ (35)	$ (587)	$ 240	$ (3,657)

The accompanying notes are an integral part of these financial statements.
37

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

	ING Retirement		ING T. Rowe	ING T. Rowe	ING T. Rowe
	Moderate	ING Retirement Price Capital		Price Equity	Price
	Growth	Moderate	Appreciation	Income	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -
	Adviser Class	Adviser Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 880	$ 692	$ 633	$ 197	$ 220
Total investment income	880	692	633	197	220
Expenses:
Mortality, expense risk
and other charges	1,278	767	496	147	100
Annual administrative charges	11	5	4	1	1
Contingent deferred sales charges	102	47	30	7	7
Other contract charges	607	325	264	69	44
Total expenses	1,998	1,144	794	224	152
Net investment income (loss)	(1,118)	(452)	(161)	(27)	68

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,546	1,006	(527)	(389)	(552)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,546	1,006	(527)	(389)	(552)
Net unrealized appreciation
(depreciation) of investments	(2,261)	(690)	856	123	(531)
Net realized and unrealized gain (loss)
on investments	(715)	316	329	(266)	(1,083)
Net increase (decrease) in net assets
resulting from operations	$ (1,833)	$ (136)	$ 168	$ (293)	$ (1,015)

The accompanying notes are an integral part of these financial statements.
38

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

		ING American	ING Baron	ING Columbia
	ING Templeton	Century Small-	Small Cap	Small Cap	ING Davis New
	Global Growth	Mid Cap Value	Growth	Value II	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 85	$ 7	$ -	$ 16	$ 90
Total investment income	85	7	-	16	90
Expenses:
Mortality, expense risk
and other charges	80	7	195	61	142
Annual administrative charges	1	-	1	-	1
Contingent deferred sales charges	2	-	7	1	3
Other contract charges	42	3	95	31	67
Total expenses	125	10	298	93	213
Net investment income (loss)	(40)	(3)	(298)	(77)	(123)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(538)	24	48	(39)	(198)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(538)	24	48	(39)	(198)
Net unrealized appreciation
(depreciation) of investments	137	(54)	245	(80)	(319)
Net realized and unrealized gain (loss)
on investments	(401)	(30)	293	(119)	(517)
Net increase (decrease) in net assets
resulting from operations	$ (441)	$ (33)	$ (5)	$ (196)	$ (640)

The accompanying notes are an integral part of these financial statements.
39

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

					ING Legg
			ING Invesco		Mason
		ING Invesco	Van Kampen		ClearBridge
		Van Kampen	Equity and	ING JPMorgan	Aggressive
	ING Global	Comstock	Income	Mid Cap Value	Growth
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 13	$ 56	$ 56	$ 34	$ 2
Total investment income	13	56	56	34	2
Expenses:
Mortality, expense risk
and other charges	2	71	51	63	1
Annual administrative charges	-	1	1	-	-
Contingent deferred sales charges	-	9	9	1	-
Other contract charges	1	28	18	24	1
Total expenses	3	109	79	88	2
Net investment income (loss)	10	(53)	(23)	(54)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(70)	2	8	(328)
Capital gains distributions	-	-	-	-	341
Total realized gain (loss) on investments
and capital gains distributions	8	(70)	2	8	13
Net unrealized appreciation
(depreciation) of investments	(14)	(63)	(23)	22	7
Net realized and unrealized gain (loss)
on investments	(6)	(133)	(21)	30	20
Net increase (decrease) in net assets
resulting from operations	$ 4	$ (186)	$ (44)	$ (24)	$ 20

The accompanying notes are an integral part of these financial statements.
40

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer	ING PIMCO
	Global	Global	Total Return	ING Solution	ING Solution
	Portfolio -	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Initial Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 106	$ 6	$ 7	$ 24
Total investment income	2	106	6	7	24
Expenses:
Mortality, expense risk
and other charges	2	125	2	3	13
Annual administrative charges	-	1	-	-	-
Contingent deferred sales charges	-	11	-	-	-
Other contract charges	-	58	1	1	7
Total expenses	2	195	3	4	20
Net investment income (loss)	-	(89)	3	3	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(383)	1	1	(1)
Capital gains distributions	-	-	7	-	-
Total realized gain (loss) on investments
and capital gains distributions	5	(383)	8	1	(1)
Net unrealized appreciation
(depreciation) of investments	(18)	(415)	(7)	(11)	(57)
Net realized and unrealized gain (loss)
on investments	(13)	(798)	1	(10)	(58)
Net increase (decrease) in net assets
resulting from operations	$ (13)	$ (887)	$ 4	$ (7)	$ (54)

The accompanying notes are an integral part of these financial statements.
41

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

				ING T. Rowe
				Price	ING T. Rowe
			ING Solution	Diversified Mid	Price Growth
	ING Solution	ING Solution	Income	Cap Growth	Equity
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ 5	$ 2	$ -
Total investment income	2	-	5	2	-
Expenses:
Mortality, expense risk
and other charges	1	-	1	17	56
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	-	-	3
Other contract charges	1	-	1	9	26
Total expenses	2	-	2	26	85
Net investment income (loss)	-	-	3	(24)	(85)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	1	34	389
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	1	34	389
Net unrealized appreciation
(depreciation) of investments	(8)	(1)	(6)	(77)	(447)
Net realized and unrealized gain (loss)
on investments	(8)	(1)	(5)	(43)	(58)
Net increase (decrease) in net assets
resulting from operations	$ (8)	$ (1)	$ (2)	$ (67)	$ (143)

The accompanying notes are an integral part of these financial statements.
42

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

				ING UBS U.S.	ING Strategic
	ING Templeton			Large Cap	Allocation
	Foreign Equity ING Thornburg ING Thornburg			Equity	Conservative
	Portfolio -	Value Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Class S
Net investment income (loss)
Income:
Dividends	$ 122	$ -	$ 1	$ 3	$ -
Total investment income	122	-	1	3	-
Expenses:
Mortality, expense risk
and other charges	115	-	3	7	-
Annual administrative charges	1	-	-	-	-
Contingent deferred sales charges	8	-	-	-	-
Other contract charges	47	-	1	3	-
Total expenses	171	-	4	10	-
Net investment income (loss)	(49)	-	(3)	(7)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(818)	-	9	(9)	-
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(818)	-	9	(9)	-
Net unrealized appreciation
(depreciation) of investments	(143)	-	(41)	(12)	-
Net realized and unrealized gain (loss)
on investments	(961)	-	(32)	(21)	-
Net increase (decrease) in net assets
resulting from operations	$ (1,010)	$ -	$ (35)	$ (28)	$ -

The accompanying notes are an integral part of these financial statements.
43

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth	ING Growth	ING Growth
	Growth	Moderate	and Income	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class A	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 3	$ 1	$ 241	$ 16	$ 135
Total investment income	3	1	241	16	135
Expenses:
Mortality, expense risk
and other charges	1	-	414	18	79
Annual administrative charges	-	-	6	1	1
Contingent deferred sales charges	-	-	17	-	2
Other contract charges	1	-	205	-	42
Total expenses	2	-	642	19	124
Net investment income (loss)	1	1	(401)	(3)	11

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(10)	-	(104)	(25)	134
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(10)	-	(104)	(25)	134
Net unrealized appreciation
(depreciation) of investments	5	(1)	(1,047)	7	(202)
Net realized and unrealized gain (loss)
on investments	(5)	(1)	(1,151)	(18)	(68)
Net increase (decrease) in net assets
resulting from operations	$ (4)	$ -	$ (1,552)	$ (21)	$ (57)

The accompanying notes are an integral part of these financial statements.
44

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9
Net investment income (loss)
Income:
Dividends	$ 51	$ 28	$ 46	$ 6	$ 4
Total investment income	51	28	46	6	4
Expenses:
Mortality, expense risk
and other charges	27	17	45	8	4
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	1	1	-	-	-
Other contract charges	-	-	-	-	-
Total expenses	28	18	45	8	4
Net investment income (loss)	23	10	1	(2)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(478)	(195)	(74)	(3)	(2)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(478)	(195)	(74)	(3)	(2)
Net unrealized appreciation
(depreciation) of investments	407	163	27	(5)	(3)
Net realized and unrealized gain (loss)
on investments	(71)	(32)	(47)	(8)	(5)
Net increase (decrease) in net assets
resulting from operations	$ (48)	$ (22)	$ (46)	$ (10)	$ (5)

The accompanying notes are an integral part of these financial statements.
45

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 10	Series 11	Series 12	Series 13	Series 14
Net investment income (loss)
Income:
Dividends	$ -	$ 5	$ 1	$ 12	$ 239
Total investment income	-	5	1	12	239
Expenses:
Mortality, expense risk
and other charges	-	4	1	12	179
Annual administrative charges	-	-	-	-	2
Contingent deferred sales charges	-	-	-	1	6
Other contract charges	-	-	-	-	-
Total expenses	-	4	1	13	187
Net investment income (loss)	-	1	-	(1)	52

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(7)	(10)	(6)	(1)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(7)	(10)	(6)	(1)
Net unrealized appreciation
(depreciation) of investments	-	4	9	4	12
Net realized and unrealized gain (loss)
on investments	-	(3)	(1)	(2)	11
Net increase (decrease) in net assets
resulting from operations	$ -	$ (2)	$ (1)	$ (3)	$ 63

The accompanying notes are an integral part of these financial statements.
46

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

	ING
	BlackRock
	Science and
	Technology	ING Euro			ING Index Plus
	Opportunities	STOXX 50	ING FTSE 100	ING Hang Seng	LargeCap
	Portfolio -	Index Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class A	Class A	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 4	$ -	$ 64	$ 61
Total investment income	-	4	-	64	61
Expenses:
Mortality, expense risk
and other charges	125	1	-	43	52
Annual administrative charges	1	-	-	-	1
Contingent deferred sales charges	4	-	-	-	1
Other contract charges	64	1	1	23	27
Total expenses	194	2	1	66	81
Net investment income (loss)	(194)	2	(1)	(2)	(20)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,003	(2)	-	38	(173)
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	1,003	(2)	-	38	(173)
Net unrealized appreciation
(depreciation) of investments	(1,789)	(16)	-	(613)	116
Net realized and unrealized gain (loss)
on investments	(786)	(18)	-	(575)	(57)
Net increase (decrease) in net assets
resulting from operations	$ (980)	$ (16)	$ (1)	$ (577)	$ (77)

The accompanying notes are an integral part of these financial statements.
47

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

					ING Russell™
	ING Index Plus	ING Index Plus	ING	ING Japan	Large Cap
	MidCap	SmallCap	International	TOPIX Index® Growth Index
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class A	Class S
Net investment income (loss)
Income:
Dividends	$ 37	$ 32	$ 95	$ 2	$ 13
Total investment income	37	32	95	2	13
Expenses:
Mortality, expense risk
and other charges	91	79	54	1	20
Annual administrative charges	1	1	-	-	-
Contingent deferred sales charges	8	2	1	-	1
Other contract charges	48	42	26	-	9
Total expenses	148	124	81	1	30
Net investment income (loss)	(111)	(92)	14	1	(17)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(247)	(253)	111	(2)	139
Capital gains distributions	-	-	-	1	-
Total realized gain (loss) on investments
and capital gains distributions	(247)	(253)	111	(1)	139
Net unrealized appreciation
(depreciation) of investments	158	167	(695)	(18)	(88)
Net realized and unrealized gain (loss)
on investments	(89)	(86)	(584)	(19)	51
Net increase (decrease) in net assets
resulting from operations	$ (200)	$ (178)	$ (570)	$ (18)	$ 34

The accompanying notes are an integral part of these financial statements.
48

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

		ING Russell™	ING Russell™
	ING Russell™	Large Cap	Mid Cap	ING Russell™	ING Russell™
	Large Cap	Value Index	Growth Index	Mid Cap Index	Small Cap
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 115	$ 25	$ 19	$ 31	$ 29
Total investment income	115	25	19	31	29
Expenses:
Mortality, expense risk
and other charges	122	25	67	42	64
Annual administrative charges	1	-	1	-	-
Contingent deferred sales charges	4	2	2	1	4
Other contract charges	49	11	32	19	34
Total expenses	176	38	102	62	102
Net investment income (loss)	(61)	(13)	(83)	(31)	(73)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	232	59	186	219	186
Capital gains distributions	-	-	-	23	-
Total realized gain (loss) on investments
and capital gains distributions	232	59	186	242	186
Net unrealized appreciation
(depreciation) of investments	(301)	(90)	(299)	(345)	(425)
Net realized and unrealized gain (loss)
on investments	(69)	(31)	(113)	(103)	(239)
Net increase (decrease) in net assets
resulting from operations	$ (130)	$ (44)	$ (196)	$ (134)	$ (312)

The accompanying notes are an integral part of these financial statements.
49

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

			ING
			WisdomTreeSM	ING
	ING Small		Global High-	International	ING MidCap
	Company	ING U.S. Bond Yielding Equity		Value	Opportunities
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 7	$ 113	$ 129	$ 19	$ -
Total investment income	7	113	129	19	-
Expenses:
Mortality, expense risk
and other charges	37	82	65	9	80
Annual administrative charges	-	1	1	-	1
Contingent deferred sales charges	-	3	9	-	2
Other contract charges	19	39	30	5	34
Total expenses	56	125	105	14	117
Net investment income (loss)	(49)	(12)	24	5	(117)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	320	92	381	(131)	115
Capital gains distributions	-	90	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	320	182	381	(131)	115
Net unrealized appreciation
(depreciation) of investments	(402)	75	(653)	(8)	(173)
Net realized and unrealized gain (loss)
on investments	(82)	257	(272)	(139)	(58)
Net increase (decrease) in net assets
resulting from operations	$ (131)	$ 245	$ (248)	$ (134)	$ (175)

The accompanying notes are an integral part of these financial statements.
50

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

				Legg Mason
			Legg Mason	Global Currents
			ClearBridge	Variable
	ING SmallCap		Variable Large	International	Legg Mason
	Opportunities	Invesco V.I.	Cap Value	All Cap	Variable
	Portfolio -	Leisure Fund -	Portfolio -	Opportunity	Lifestyle
	Class S	Series I Shares	Class I	Portfolio	Allocation 50%
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 7	$ 7	$ 29
Total investment income	-	1	7	7	29
Expenses:
Mortality, expense risk
and other charges	11	3	4	1	16
Annual administrative charges	-	-	-	-	1
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	5	1	-	-	-
Total expenses	16	4	4	1	17
Net investment income (loss)	(16)	(3)	3	6	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(23)	(11)	(53)	21
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	(23)	(11)	(53)	21
Net unrealized appreciation
(depreciation) of investments	4	18	21	37	(37)
Net realized and unrealized gain (loss)
on investments	4	(5)	10	(16)	(16)
Net increase (decrease) in net assets
resulting from operations	$ (12)	$ (8)	$ 13	$ (10)	$ (4)

The accompanying notes are an integral part of these financial statements.
51

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

				Oppenheimer
			Legg Mason	Main Street	PIMCO Real
	Legg Mason	Legg Mason	Western Asset	Small- & Mid-	Return
	Variable	Variable	Variable High	Cap	Portfolio -
	Lifestyle	Lifestyle	Income	Fund®/VA -	Administrative
	Allocation 70% Allocation 85%		Portfolio	Service Class	Class
Net investment income (loss)
Income:
Dividends	$ 10	$ 3	$ 18	$ -	$ 76
Total investment income	10	3	18	-	76
Expenses:
Mortality, expense risk
and other charges	7	3	3	1	10
Annual administrative charges	1	-	-	-	-
Contingent deferred sales charges	-	-	-	-	-
Other contract charges	-	-	-	-	7
Total expenses	8	3	3	1	17
Net investment income (loss)	2	-	15	(1)	59

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	5	(1)	3	41
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	14	5	(1)	3	41
Net unrealized appreciation
(depreciation) of investments	(25)	(12)	(11)	(3)	(39)
Net realized and unrealized gain (loss)
on investments	(11)	(7)	(12)	-	2
Net increase (decrease) in net assets
resulting from operations	$ (9)	$ (7)	$ 3	$ (1)	$ 61

The accompanying notes are an integral part of these financial statements.
52

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Operations
For the Years Ended December 31, 2011
(Dollars in thousands)

	Pioneer Equity
	Income VCT			ProFund VP
	Portfolio -	ProFund VP	ProFund VP	Rising Rates
	Class II	Bull	Europe 30	Opportunity
Net investment income (loss)
Income:
Dividends	$ 34	$ -	$ -	$ -
Total investment income	34	-	-	-
Expenses:
Mortality, expense risk
and other charges	18	-	1	2
Annual administrative charges	-	-	-	-
Contingent deferred sales charges	-	-	-	-
Other contract charges	9	-	-	1
Total expenses	27	-	1	3
Net investment income (loss)	7	-	(1)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	-	(2)	(20)
Capital gains distributions	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	(3)	-	(2)	(20)
Net unrealized appreciation
(depreciation) of investments	66	-	(3)	(36)
Net realized and unrealized gain (loss)
on investments	63	-	(5)	(56)
Net increase (decrease) in net assets
resulting from operations	$ 70	$ -	$ (6)	$ (59)

The accompanying notes are an integral part of these financial statements.
53

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	BlackRock	Columbia Small	Fidelity® VIP	Fidelity® VIP
	Global	Cap Value Fund,	Equity-Income	Contrafund®
	Allocation V.I.	Variable Series -	Portfolio - Service	Portfolio - Service
	Fund - Class III	Class B	Class 2	Class 2
Net assets at January 1, 2010	$ 14,303	$ 970	$ 5,909	$ 28,343

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(170)	(13)	(27)	(324)
Total realized gain (loss) on investments
and capital gains distributions	148	(20)	(283)	(1,250)
Net unrealized appreciation (depreciation)
of investments	1,224	250	1,035	5,509
Net increase (decrease) in net assets from operations	1,202	217	725	3,935
Changes from principal transactions:
Premiums	651	1	227	254
Death Benefits	(9)	(22)	(20)	(126)
Surrenders and withdrawals	(138)	(55)	(240)	(931)
Transfers between Divisions
(including fixed account), net	1,715	(45)	(180)	(781)
Increase (decrease) in net assets derived from
principal transactions	2,219	(121)	(213)	(1,584)
Total increase (decrease) in net assets	3,421	96	512	2,351
Net assets at December 31, 2010	17,724	1,066	6,421	30,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(16)	5	(407)
Total realized gain (loss) on investments
and capital gains distributions	744	91	(607)	(1,837)
Net unrealized appreciation (depreciation)
of investments	(1,781)	(157)	483	802
Net increase (decrease) in net assets from operations	(1,044)	(82)	(119)	(1,442)
Changes from principal transactions:
Premiums	339	1	3	24
Death Benefits	(71)	-	(34)	(167)
Surrenders and withdrawals	(663)	(49)	(397)	(1,463)
Transfers between Divisions
(including fixed account), net	714	(61)	(827)	(1,643)
Increase (decrease) in net assets derived from
principal transactions	319	(109)	(1,255)	(3,249)
Total increase (decrease) in net assets	(725)	(191)	(1,374)	(4,691)
Net assets at December 31, 2011	$ 16,999	$ 875	$ 5,047	$ 26,003

The accompanying notes are an integral part of these financial statements.
54

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	Franklin Small		ING	ING American
	Cap Value	ING Balanced	Intermediate	Funds Asset
	Securities	Portfolio -	Bond Portfolio -	Allocation
	Fund - Class 2	Class S	Class S	Portfolio
Net assets at January 1, 2010	$ 1,133	$ 261	$ 19,825	$ 7,678

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	3	564	(44)
Total realized gain (loss) on investments
and capital gains distributions	(13)	(16)	(373)	(13)
Net unrealized appreciation (depreciation)
of investments	306	40	1,288	864
Net increase (decrease) in net assets from operations	283	27	1,479	807
Changes from principal transactions:
Premiums	11	-	838	401
Death Benefits	-	-	(226)	-
Surrenders and withdrawals	(12)	(12)	(801)	(86)
Transfers between Divisions
(including fixed account), net	(68)	(37)	739	382
Increase (decrease) in net assets derived from
principal transactions	(69)	(49)	550	697
Total increase (decrease) in net assets	214	(22)	2,029	1,504
Net assets at December 31, 2010	1,347	239	21,854	9,182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	2	381	(82)
Total realized gain (loss) on investments
and capital gains distributions	78	(5)	150	63
Net unrealized appreciation (depreciation)
of investments	(127)	(3)	489	(73)
Net increase (decrease) in net assets from operations	(61)	(6)	1,020	(92)
Changes from principal transactions:
Premiums	10	-	112	49
Death Benefits	(11)	-	(209)	-
Surrenders and withdrawals	(206)	-	(2,032)	(517)
Transfers between Divisions
(including fixed account), net	(93)	(23)	(1,095)	1,453
Increase (decrease) in net assets derived from
principal transactions	(300)	(23)	(3,224)	985
Total increase (decrease) in net assets	(361)	(29)	(2,204)	893
Net assets at December 31, 2011	$ 986	$ 210	$ 19,650	$ 10,075

The accompanying notes are an integral part of these financial statements.
55

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING American
		Funds Global		ING American
	ING American	Growth and	ING American	Funds Growth-
	Funds Bond	Income	Funds Growth	Income
	Portfolio	Portfolio	Portfolio	Portfolio
Net assets at January 1, 2010	$ 16,872	$ -	$ 49,309	$ 29,948

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	-	(1,131)	(416)
Total realized gain (loss) on investments
and capital gains distributions	380	-	(1,718)	(762)
Net unrealized appreciation (depreciation)
of investments	238	-	10,142	3,612
Net increase (decrease) in net assets from operations	636	-	7,293	2,434
Changes from principal transactions:
Premiums	760	-	1,541	763
Death Benefits	(357)	-	(319)	(213)
Surrenders and withdrawals	(445)	-	(1,434)	(986)
Transfers between Divisions
(including fixed account), net	712	-	(1,973)	(299)
Increase (decrease) in net assets derived from
principal transactions	670	-	(2,185)	(735)
Total increase (decrease) in net assets	1,306	-	5,108	1,699
Net assets at December 31, 2010	18,178	-	54,417	31,647

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	(4)	(1,133)	234
Total realized gain (loss) on investments
and capital gains distributions	624	(2)	(1,420)	(2,859)
Net unrealized appreciation (depreciation)
of investments	(185)	(9)	(1,032)	2,851
Net increase (decrease) in net assets from operations	500	(15)	(3,585)	226
Changes from principal transactions:
Premiums	158	131	434	43
Death Benefits	(18)	(41)	(504)	(55)
Surrenders and withdrawals	(817)	(5)	(2,441)	(49)
Transfers between Divisions
(including fixed account), net	(2,659)	182	(1,577)	(31,812)
Increase (decrease) in net assets derived from
principal transactions	(3,336)	267	(4,088)	(31,873)
Total increase (decrease) in net assets	(2,836)	252	(7,673)	(31,647)
Net assets at December 31, 2011	$ 15,342	$ 252	$ 46,744	$ -

The accompanying notes are an integral part of these financial statements.
56

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ING American
	Funds		ING American
	International	ING American	Funds World	ING Artio
	Growth and	Funds	Allocation	Foreign
	Income	International	Portfolio -	Portfolio -
	Portfolio	Portfolio	Service Class	Service Class
Net assets at January 1, 2010	$ -	$ 31,004	$ 1,156	$ 11,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(411)	(18)	(253)
Total realized gain (loss) on investments
and capital gains distributions	-	(1,118)	121	(1,055)
Net unrealized appreciation (depreciation)
of investments	-	2,750	37	1,765
Net increase (decrease) in net assets from operations	-	1,221	140	457
Changes from principal transactions:
Premiums	-	957	219	125
Death Benefits	-	(149)	(5)	(90)
Surrenders and withdrawals	-	(861)	(67)	(175)
Transfers between Divisions
(including fixed account), net	-	105	39	(568)
Increase (decrease) in net assets derived from
principal transactions	-	52	186	(708)
Total increase (decrease) in net assets	-	1,273	326	(251)
Net assets at December 31, 2010	-	32,277	1,482	11,467

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(193)	(34)	(51)
Total realized gain (loss) on investments
and capital gains distributions	(1)	(2,633)	117	(996)
Net unrealized appreciation (depreciation)
of investments	-	(2,065)	(262)	(1,489)
Net increase (decrease) in net assets from operations	(1)	(4,891)	(179)	(2,536)
Changes from principal transactions:
Premiums	5	232	24	45
Death Benefits	-	(377)	-	(129)
Surrenders and withdrawals	(1)	(1,651)	(203)	(359)
Transfers between Divisions
(including fixed account), net	16	(1,393)	847	(589)
Increase (decrease) in net assets derived from
principal transactions	20	(3,189)	668	(1,032)
Total increase (decrease) in net assets	19	(8,080)	489	(3,568)
Net assets at December 31, 2011	$ 19	$ 24,197	$ 1,971	$ 7,899

The accompanying notes are an integral part of these financial statements.
57

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING BlackRock	ING BlackRock	ING BlackRock
	Health Sciences	Inflation	Large Cap	ING BlackRock
	Opportunities	Protected Bond	Growth	Large Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 4,980	$ 7,432	$ 2,877	$ 434

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(129)	(27)	(62)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(307)	380	(169)	(32)
Net unrealized appreciation (depreciation)
of investments	622	(71)	561	65
Net increase (decrease) in net assets from operations	186	282	330	29
Changes from principal transactions:
Premiums	118	734	220	-
Death Benefits	(51)	(16)	(117)	-
Surrenders and withdrawals	(150)	(171)	(112)	(7)
Transfers between Divisions
(including fixed account), net	(17)	682	167	(57)
Increase (decrease) in net assets derived from
principal transactions	(100)	1,229	158	(64)
Total increase (decrease) in net assets	86	1,511	488	(35)
Net assets at December 31, 2010	5,066	8,943	3,365	399

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(121)	12	(64)	13
Total realized gain (loss) on investments
and capital gains distributions	159	654	(64)	(107)
Net unrealized appreciation (depreciation)
of investments	27	389	(17)	103
Net increase (decrease) in net assets from operations	65	1,055	(145)	9
Changes from principal transactions:
Premiums	113	52	66	-
Death Benefits	(103)	(69)	-	-
Surrenders and withdrawals	(419)	(1,522)	(139)	-
Transfers between Divisions
(including fixed account), net	950	5,914	117	(408)
Increase (decrease) in net assets derived from
principal transactions	541	4,375	44	(408)
Total increase (decrease) in net assets	606	5,430	(101)	(399)
Net assets at December 31, 2011	$ 5,672	$ 14,373	$ 3,264	$ -

The accompanying notes are an integral part of these financial statements.
58

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Core
	ING Clarion	ING Clarion	Growth and	ING DFA
	Global Real Estate	Real Estate	Income	World Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 6,030	$ 4,221	$ 8,776	$ 1,486

Increase (decrease) in net assets
Operations:
Net investment income (loss)	399	47	(189)	(11)
Total realized gain (loss) on investments
and capital gains distributions	(273)	(502)	(773)	(64)
Net unrealized appreciation (depreciation)
of investments	639	1,469	1,893	415
Net increase (decrease) in net assets from operations	765	1,014	931	340
Changes from principal transactions:
Premiums	56	17	-	3
Death Benefits	(82)	(9)	(15)	(30)
Surrenders and withdrawals	(87)	(115)	(320)	(57)
Transfers between Divisions
(including fixed account), net	(341)	(224)	(781)	324
Increase (decrease) in net assets derived from
principal transactions	(454)	(331)	(1,116)	240
Total increase (decrease) in net assets	311	683	(185)	580
Net assets at December 31, 2010	6,341	4,904	8,591	2,066

Increase (decrease) in net assets
Operations:
Net investment income (loss)	72	(55)	(17)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(341)	(458)	(1,200)	(63)
Net unrealized appreciation (depreciation)
of investments	(114)	830	425	(181)
Net increase (decrease) in net assets from operations	(383)	317	(792)	(247)
Changes from principal transactions:
Premiums	2	6	-	39
Death Benefits	(32)	(15)	(11)	(63)
Surrenders and withdrawals	(707)	(331)	(269)	(174)
Transfers between Divisions
(including fixed account), net	(392)	(276)	(7,519)	257
Increase (decrease) in net assets derived from
principal transactions	(1,129)	(616)	(7,799)	59
Total increase (decrease) in net assets	(1,512)	(299)	(8,591)	(188)
Net assets at December 31, 2011	$ 4,829	$ 4,605	$ -	$ 1,878

The accompanying notes are an integral part of these financial statements.
59

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Franklin
				Templeton
	ING FMRSM	ING Franklin	ING Franklin	Founding
	Diversified Mid	Income	Mutual Shares	Strategy
	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 8,175	$ 20,175	$ 6,070	$ 13,890

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(187)	462	(122)	27
Total realized gain (loss) on investments
and capital gains distributions	(77)	(1,153)	(153)	(168)
Net unrealized appreciation (depreciation)
of investments	2,428	2,452	839	1,282
Net increase (decrease) in net assets from operations	2,164	1,761	564	1,141
Changes from principal transactions:
Premiums	154	257	46	432
Death Benefits	(10)	(99)	(56)	(30)
Surrenders and withdrawals	(296)	(659)	(183)	(261)
Transfers between Divisions
(including fixed account), net	(245)	(3,787)	461	101
Increase (decrease) in net assets derived from
principal transactions	(397)	(4,288)	268	242
Total increase (decrease) in net assets	1,767	(2,527)	832	1,383
Net assets at December 31, 2010	9,942	17,648	6,902	15,273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(192)	467	72	(16)
Total realized gain (loss) on investments
and capital gains distributions	(49)	14	(219)	(464)
Net unrealized appreciation (depreciation)
of investments	(979)	(446)	(50)	26
Net increase (decrease) in net assets from operations	(1,220)	35	(197)	(454)
Changes from principal transactions:
Premiums	55	51	43	157
Death Benefits	(28)	-	(116)	-
Surrenders and withdrawals	(804)	(1,779)	(316)	(1,617)
Transfers between Divisions
(including fixed account), net	143	2,461	(363)	(823)
Increase (decrease) in net assets derived from
principal transactions	(634)	733	(752)	(2,283)
Total increase (decrease) in net assets	(1,854)	768	(949)	(2,737)
Net assets at December 31, 2011	$ 8,088	$ 18,416	$ 5,953	$ 12,536

The accompanying notes are an integral part of these financial statements.
60

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Invesco Van
	ING Global	ING Global	Kampen Growth	ING JPMorgan
	Resources	Resources	and Income	Emerging Markets
	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio -
	Adviser Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ -	$ 14,251	$ 2,542	$ 18,275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(205)	(56)	(327)
Total realized gain (loss) on investments
and capital gains distributions	-	(677)	(464)	1,064
Net unrealized appreciation (depreciation)
of investments	-	3,311	829	2,346
Net increase (decrease) in net assets from operations	-	2,429	309	3,083
Changes from principal transactions:
Premiums	-	13	18	234
Death Benefits	-	(173)	(7)	(57)
Surrenders and withdrawals	-	(294)	(101)	(289)
Transfers between Divisions
(including fixed account), net	-	(921)	50	(761)
Increase (decrease) in net assets derived from
principal transactions	-	(1,375)	(40)	(873)
Total increase (decrease) in net assets	-	1,054	269	2,210
Net assets at December 31, 2010	-	15,305	2,811	20,485

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	(291)	(25)	(268)
Total realized gain (loss) on investments
and capital gains distributions	(43)	(534)	25	205
Net unrealized appreciation (depreciation)
of investments	(135)	(712)	(117)	(4,049)
Net increase (decrease) in net assets from operations	(189)	(1,537)	(117)	(4,112)
Changes from principal transactions:
Premiums	28	5	60	172
Death Benefits	-	(116)	(13)	(129)
Surrenders and withdrawals	(11)	(1,251)	(152)	(901)
Transfers between Divisions
(including fixed account), net	1,142	(680)	(148)	585
Increase (decrease) in net assets derived from
principal transactions	1,159	(2,042)	(253)	(273)
Total increase (decrease) in net assets	970	(3,579)	(370)	(4,385)
Net assets at December 31, 2011	$ 970	$ 11,726	$ 2,441	$ 16,100

The accompanying notes are an integral part of these financial statements.
61

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ING JPMorgan
	Small Cap Core	ING Large Cap		ING Limited
	Equity	Growth	ING Large Cap	Maturity Bond
	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 3,956	$ 1,711	$ -	$ 374

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(100)	(38)	-	9
Total realized gain (loss) on investments
and capital gains distributions	(110)	66	-	(13)
Net unrealized appreciation (depreciation)
of investments	1,160	215	-	11
Net increase (decrease) in net assets from operations	950	243	-	7
Changes from principal transactions:
Premiums	123	230	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	(283)	(29)	-	(95)
Transfers between Divisions
(including fixed account), net	130	212	-	-
Increase (decrease) in net assets derived from
principal transactions	(30)	413	-	(95)
Total increase (decrease) in net assets	920	656	-	(88)
Net assets at December 31, 2010	4,876	2,367	-	286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(118)	(70)	(5)	5
Total realized gain (loss) on investments
and capital gains distributions	(118)	502	(1)	(5)
Net unrealized appreciation (depreciation)
of investments	7	(433)	38	-
Net increase (decrease) in net assets from operations	(229)	(1)	32	-
Changes from principal transactions:
Premiums	39	37	1	-
Death Benefits	(41)	(50)	-	(40)
Surrenders and withdrawals	(419)	(139)	(2)	(4)
Transfers between Divisions
(including fixed account), net	944	1,150	560	-
Increase (decrease) in net assets derived from
principal transactions	523	998	559	(44)
Total increase (decrease) in net assets	294	997	591	(44)
Net assets at December 31, 2011	$ 5,170	$ 3,364	$ 591	$ 242

The accompanying notes are an integral part of these financial statements.
62

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Liquid	ING Lord Abbett	ING Marsico	ING MFS Total
	Assets	Growth and Income	Growth	Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 46,236	$ 301	$ 7,034	$ 11,686

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(824)	(5)	(110)	(192)
Total realized gain (loss) on investments
and capital gains distributions	1	(28)	36	(414)
Net unrealized appreciation (depreciation)
of investments	-	71	1,321	1,445
Net increase (decrease) in net assets from operations	(823)	38	1,247	839
Changes from principal transactions:
Premiums	1,387	-	28	207
Death Benefits	(340)	-	(7)	(72)
Surrenders and withdrawals	(8,743)	(44)	(223)	(689)
Transfers between Divisions
(including fixed account), net	(6,869)	(13)	973	(125)
Increase (decrease) in net assets derived from
principal transactions	(14,565)	(57)	771	(679)
Total increase (decrease) in net assets	(15,388)	(19)	2,018	160
Net assets at December 31, 2010	30,848	282	9,052	11,846

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(606)	-	(207)	25
Total realized gain (loss) on investments
and capital gains distributions	8	(59)	240	(415)
Net unrealized appreciation (depreciation)
of investments	-	65	(432)	337
Net increase (decrease) in net assets from operations	(598)	6	(399)	(53)
Changes from principal transactions:
Premiums	416	-	26	218
Death Benefits	(169)	-	(65)	(326)
Surrenders and withdrawals	(9,166)	-	(653)	(1,146)
Transfers between Divisions
(including fixed account), net	4,104	(288)	937	(259)
Increase (decrease) in net assets derived from
principal transactions	(4,815)	(288)	245	(1,513)
Total increase (decrease) in net assets	(5,413)	(282)	(154)	(1,566)
Net assets at December 31, 2011	$ 25,435	$ -	$ 8,898	$ 10,280

The accompanying notes are an integral part of these financial statements.
63

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Morgan	ING
		ING Morgan	Stanley Global	Oppenheimer
	ING MFS	Stanley Global	Tactical Asset	Active
	Utilities	Franchise	Allocation	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 11,594	$ 4,835	$ 1,255	$ 423

Increase (decrease) in net assets
Operations:
Net investment income (loss)	38	(88)	(21)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(671)	(179)	224	26
Net unrealized appreciation (depreciation)
of investments	2,002	758	(199)	34
Net increase (decrease) in net assets from operations	1,369	491	4	56
Changes from principal transactions:
Premiums	352	65	215	23
Death Benefits	(3)	-	(21)	-
Surrenders and withdrawals	(374)	(97)	(12)	(51)
Transfers between Divisions
(including fixed account), net	(62)	(218)	(625)	127
Increase (decrease) in net assets derived from
principal transactions	(87)	(250)	(443)	99
Total increase (decrease) in net assets	1,282	241	(439)	155
Net assets at December 31, 2010	12,876	5,076	816	578

Increase (decrease) in net assets
Operations:
Net investment income (loss)	153	1	-	(15)
Total realized gain (loss) on investments
and capital gains distributions	(465)	254	68	24
Net unrealized appreciation (depreciation)
of investments	836	65	(47)	(55)
Net increase (decrease) in net assets from operations	524	320	21	(46)
Changes from principal transactions:
Premiums	99	22	-	-
Death Benefits	(144)	(37)	-	-
Surrenders and withdrawals	(627)	(254)	(1)	(35)
Transfers between Divisions
(including fixed account), net	1,466	573	(836)	152
Increase (decrease) in net assets derived from
principal transactions	794	304	(837)	117
Total increase (decrease) in net assets	1,318	624	(816)	71
Net assets at December 31, 2011	$ 14,194	$ 5,700	$ -	$ 649

The accompanying notes are an integral part of these financial statements.
64

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING PIMCO	ING PIMCO		ING Pioneer
	High Yield	Total Return	ING Pioneer	Mid Cap Value
	Portfolio -	Bond Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 5,897	$ 52,807	$ 247	$ 8,851

Increase (decrease) in net assets
Operations:
Net investment income (loss)	428	1,227	(3)	(109)
Total realized gain (loss) on investments
and capital gains distributions	(21)	1,975	(4)	(543)
Net unrealized appreciation (depreciation)
of investments	643	(351)	49	1,825
Net increase (decrease) in net assets from operations	1,050	2,851	42	1,173
Changes from principal transactions:
Premiums	54	2,743	-	149
Death Benefits	(43)	(691)	-	(60)
Surrenders and withdrawals	(557)	(2,333)	(3)	(166)
Transfers between Divisions
(including fixed account), net	6,988	4,119	70	(1,000)
Increase (decrease) in net assets derived from
principal transactions	6,442	3,838	67	(1,077)
Total increase (decrease) in net assets	7,492	6,689	109	96
Net assets at December 31, 2010	13,389	59,496	356	8,947

Increase (decrease) in net assets
Operations:
Net investment income (loss)	516	1,005	(3)	(79)
Total realized gain (loss) on investments
and capital gains distributions	199	3,035	(13)	(204)
Net unrealized appreciation (depreciation)
of investments	(503)	(3,458)	(19)	(304)
Net increase (decrease) in net assets from operations	212	582	(35)	(587)
Changes from principal transactions:
Premiums	34	469	15	80
Death Benefits	(89)	(649)	-	(191)
Surrenders and withdrawals	(756)	(5,068)	(9)	(425)
Transfers between Divisions
(including fixed account), net	(1,165)	181	143	(572)
Increase (decrease) in net assets derived from
principal transactions	(1,976)	(5,067)	149	(1,108)
Total increase (decrease) in net assets	(1,764)	(4,485)	114	(1,695)
Net assets at December 31, 2011	$ 11,625	$ 55,011	$ 470	$ 7,252

The accompanying notes are an integral part of these financial statements.
65

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING
	ING	ING	Retirement	ING
	Retirement	Retirement	Moderate	Retirement
	Conservative	Growth	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 1, 2010	$ 5,311	$ 104,708	$ 86,030	$ 48,796

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(156)	(2,235)	(1,614)	(882)
Total realized gain (loss) on investments
and capital gains distributions	78	329	292	198
Net unrealized appreciation (depreciation)
of investments	426	10,765	8,316	4,151
Net increase (decrease) in net assets from operations	348	8,859	6,994	3,467
Changes from principal transactions:
Premiums	311	2,157	1,397	1,261
Death Benefits	(143)	(719)	(503)	(159)
Surrenders and withdrawals	(576)	(3,609)	(2,606)	(1,805)
Transfers between Divisions
(including fixed account), net	2,246	(1,844)	(1,760)	710
Increase (decrease) in net assets derived from
principal transactions	1,838	(4,015)	(3,472)	7
Total increase (decrease) in net assets	2,186	4,844	3,522	3,474
Net assets at December 31, 2010	7,497	109,552	89,552	52,270

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(95)	(1,764)	(1,118)	(452)
Total realized gain (loss) on investments
and capital gains distributions	250	1,729	1,546	1,006
Net unrealized appreciation (depreciation)
of investments	85	(3,622)	(2,261)	(690)
Net increase (decrease) in net assets from operations	240	(3,657)	(1,833)	(136)
Changes from principal transactions:
Premiums	251	727	350	322
Death Benefits	(229)	(982)	(231)	(360)
Surrenders and withdrawals	(455)	(6,423)	(6,022)	(4,085)
Transfers between Divisions
(including fixed account), net	6,902	(2,664)	(5,109)	(2,866)
Increase (decrease) in net assets derived from
principal transactions	6,469	(9,342)	(11,012)	(6,989)
Total increase (decrease) in net assets	6,709	(12,999)	(12,845)	(7,125)
Net assets at December 31, 2011	$ 14,206	$ 96,553	$ 76,707	$ 45,145

The accompanying notes are an integral part of these financial statements.
66

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price	ING Templeton
	Appreciation	Income	International	Global Growth
	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 28,743	$ 9,133	$ 6,660	$ 5,542

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(196)	(60)	(46)	(43)
Total realized gain (loss) on investments
and capital gains distributions	(276)	(1,162)	(490)	(218)
Net unrealized appreciation (depreciation)
of investments	3,906	2,209	1,228	539
Net increase (decrease) in net assets from operations	3,434	987	692	278
Changes from principal transactions:
Premiums	715	319	25	49
Death Benefits	(34)	(71)	(29)	(19)
Surrenders and withdrawals	(785)	(318)	(172)	(214)
Transfers between Divisions
(including fixed account), net	1,823	(173)	(489)	114
Increase (decrease) in net assets derived from
principal transactions	1,719	(243)	(665)	(70)
Total increase (decrease) in net assets	5,153	744	27	208
Net assets at December 31, 2010	33,896	9,877	6,687	5,750

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(161)	(27)	68	(40)
Total realized gain (loss) on investments
and capital gains distributions	(527)	(389)	(552)	(538)
Net unrealized appreciation (depreciation)
of investments	856	123	(531)	137
Net increase (decrease) in net assets from operations	168	(293)	(1,015)	(441)
Changes from principal transactions:
Premiums	329	90	47	47
Death Benefits	(324)	(52)	(89)	(25)
Surrenders and withdrawals	(1,476)	(766)	(585)	(260)
Transfers between Divisions
(including fixed account), net	838	878	1,363	(733)
Increase (decrease) in net assets derived from
principal transactions	(633)	150	736	(971)
Total increase (decrease) in net assets	(465)	(143)	(279)	(1,412)
Net assets at December 31, 2011	$ 33,431	$ 9,734	$ 6,408	$ 4,338

The accompanying notes are an integral part of these financial statements.
67

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING Davis New
	Mid Cap Value	Growth	Value II	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 546	$ 10,085	$ 3,693	$ 9,425

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(255)	(45)	(181)
Total realized gain (loss) on investments
and capital gains distributions	1	(9)	(94)	(302)
Net unrealized appreciation (depreciation)
of investments	126	2,807	921	1,323
Net increase (decrease) in net assets from operations	124	2,543	782	840
Changes from principal transactions:
Premiums	54	669	5	160
Death Benefits	-	(84)	-	(81)
Surrenders and withdrawals	(8)	(241)	(84)	(279)
Transfers between Divisions
(including fixed account), net	20	370	(296)	(184)
Increase (decrease) in net assets derived from
principal transactions	66	714	(375)	(384)
Total increase (decrease) in net assets	190	3,257	407	456
Net assets at December 31, 2010	736	13,342	4,100	9,881

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(298)	(77)	(123)
Total realized gain (loss) on investments
and capital gains distributions	24	48	(39)	(198)
Net unrealized appreciation (depreciation)
of investments	(54)	245	(80)	(319)
Net increase (decrease) in net assets from operations	(33)	(5)	(196)	(640)
Changes from principal transactions:
Premiums	1	164	17	97
Death Benefits	(4)	(138)	(158)	-
Surrenders and withdrawals	(57)	(469)	(150)	(437)
Transfers between Divisions
(including fixed account), net	(88)	(394)	(145)	(433)
Increase (decrease) in net assets derived from
principal transactions	(148)	(837)	(436)	(773)
Total increase (decrease) in net assets	(181)	(842)	(632)	(1,413)
Net assets at December 31, 2011	$ 555	$ 12,500	$ 3,468	$ 8,468

The accompanying notes are an integral part of these financial statements.
68

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING Invesco
		ING Invesco	Van Kampen
		Van Kampen	Equity and	ING JPMorgan
	ING Global	Comstock	Income	Mid Cap Value
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 111	$ 5,149	$ 2,971	$ 2,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(57)	(4)	(37)
Total realized gain (loss) on investments
and capital gains distributions	-	(1,185)	(26)	(122)
Net unrealized appreciation (depreciation)
of investments	13	1,591	373	738
Net increase (decrease) in net assets from operations	15	349	343	579
Changes from principal transactions:
Premiums	-	108	51	128
Death Benefits	-	(25)	(9)	(12)
Surrenders and withdrawals	-	(330)	(82)	(50)
Transfers between Divisions
(including fixed account), net	-	(721)	1,158	72
Increase (decrease) in net assets derived from
principal transactions	-	(968)	1,118	138
Total increase (decrease) in net assets	15	(619)	1,461	717
Net assets at December 31, 2010	126	4,530	4,432	3,466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(53)	(23)	(54)
Total realized gain (loss) on investments
and capital gains distributions	8	(70)	2	8
Net unrealized appreciation (depreciation)
of investments	(14)	(63)	(23)	22
Net increase (decrease) in net assets from operations	4	(186)	(44)	(24)
Changes from principal transactions:
Premiums	-	6	6	82
Death Benefits	(16)	(62)	-	(15)
Surrenders and withdrawals	(22)	(524)	(396)	(143)
Transfers between Divisions
(including fixed account), net	184	88	(1,323)	720
Increase (decrease) in net assets derived from
principal transactions	146	(492)	(1,713)	644
Total increase (decrease) in net assets	150	(678)	(1,757)	620
Net assets at December 31, 2011	$ 276	$ 3,852	$ 2,675	$ 4,086

The accompanying notes are an integral part of these financial statements.
69

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ING Legg
Mason
	ClearBridge	ING	ING
	Aggressive	Oppenheimer	Oppenheimer	ING PIMCO
	Growth	Global	Global	Total Return
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Service Class	Service Class
Net assets at January 1, 2010	$ 1,233	$ 165	$ 8,493	$ 232

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	1	(85)	4
Total realized gain (loss) on investments
and capital gains distributions	(13)	1	(215)	-
Net unrealized appreciation (depreciation)
of investments	290	22	1,352	9
Net increase (decrease) in net assets from operations	247	24	1,052	13
Changes from principal transactions:
Premiums	-	-	168	-
Death Benefits	-	-	(139)	-
Surrenders and withdrawals	(42)	(5)	(526)	(1)
Transfers between Divisions
(including fixed account), net	(48)	(8)	(213)	(21)
Increase (decrease) in net assets derived from
principal transactions	(90)	(13)	(710)	(22)
Total increase (decrease) in net assets	157	11	342	(9)
Net assets at December 31, 2010	1,390	176	8,835	223

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(89)	3
Total realized gain (loss) on investments
and capital gains distributions	13	5	(383)	8
Net unrealized appreciation (depreciation)
of investments	7	(18)	(415)	(7)
Net increase (decrease) in net assets from operations	20	(13)	(887)	4
Changes from principal transactions:
Premiums	-	-	52	-
Death Benefits	-	(10)	(37)	-
Surrenders and withdrawals	(1)	(34)	(750)	(5)
Transfers between Divisions
(including fixed account), net	(1,409)	-	(422)	(3)
Increase (decrease) in net assets derived from
principal transactions	(1,410)	(44)	(1,157)	(8)
Total increase (decrease) in net assets	(1,390)	(57)	(2,044)	(4)
Net assets at December 31, 2011	$ -	$ 119	$ 6,791	$ 219

The accompanying notes are an integral part of these financial statements.
70

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 179	$ 1,191	$ 115	$ 17

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(3)	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	(1)	(43)	-	-
Net unrealized appreciation (depreciation)
of investments	18	160	15	3
Net increase (decrease) in net assets from operations	18	114	14	3
Changes from principal transactions:
Premiums	17	-	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	(8)	(162)	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	9	(162)	-	-
Total increase (decrease) in net assets	27	(48)	14	3
Net assets at December 31, 2010	206	1,143	129	20

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	4	-	-
Total realized gain (loss) on investments
and capital gains distributions	1	(1)	-	-
Net unrealized appreciation (depreciation)
of investments	(11)	(57)	(8)	(1)
Net increase (decrease) in net assets from operations	(7)	(54)	(8)	(1)
Changes from principal transactions:
Premiums	24	-	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	(1)	(1)	-	(1)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	23	(1)	-	(1)
Total increase (decrease) in net assets	16	(55)	(8)	(2)
Net assets at December 31, 2011	$ 222	$ 1,088	$ 121	$ 18

The accompanying notes are an integral part of these financial statements.
71

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

		ING T. Rowe
		Price Diversified	ING T. Rowe
	ING Solution	Mid Cap	Price Growth	ING Templeton
	Income	Growth	Equity	Foreign Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2010	$ 88	$ 1,248	$ 3,481	$ 8,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(23)	(73)	(20)
Total realized gain (loss) on investments
and capital gains distributions	2	(15)	(58)	(332)
Net unrealized appreciation (depreciation)
of investments	4	400	540	800
Net increase (decrease) in net assets from operations	8	362	409	448
Changes from principal transactions:
Premiums	14	165	458	61
Death Benefits	-	-	(54)	(45)
Surrenders and withdrawals	(8)	-	(83)	(429)
Transfers between Divisions
(including fixed account), net	-	(30)	(220)	787
Increase (decrease) in net assets derived from
principal transactions	6	135	101	374
Total increase (decrease) in net assets	14	497	510	822
Net assets at December 31, 2010	102	1,745	3,991	9,121

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(24)	(85)	(49)
Total realized gain (loss) on investments
and capital gains distributions	1	34	389	(818)
Net unrealized appreciation (depreciation)
of investments	(6)	(77)	(447)	(143)
Net increase (decrease) in net assets from operations	(2)	(67)	(143)	(1,010)
Changes from principal transactions:
Premiums	18	6	96	55
Death Benefits	-	(16)	(146)	(15)
Surrenders and withdrawals	(1)	(244)	(293)	(537)
Transfers between Divisions
(including fixed account), net	-	(37)	(126)	(2,428)
Increase (decrease) in net assets derived from
principal transactions	17	(291)	(469)	(2,925)
Total increase (decrease) in net assets	15	(358)	(612)	(3,935)
Net assets at December 31, 2011	$ 117	$ 1,387	$ 3,379	$ 5,186

The accompanying notes are an integral part of these financial statements.
72

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			ING UBS U.S.	ING Strategic
	ING	ING	Large Cap	Allocation
	Thornburg	Thornburg	Equity	Conservative
	Value Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Service Class	Class S
Net assets at January 1, 2010	$ 2	$ 185	$ 585	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(8)	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	(5)	-
Net unrealized appreciation (depreciation)
of investments	-	20	71	-
Net increase (decrease) in net assets from operations	-	20	58	-
Changes from principal transactions:
Premiums	-	37	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(1)	(5)	-
Transfers between Divisions
(including fixed account), net	-	(4)	(34)	-
Increase (decrease) in net assets derived from
principal transactions	-	32	(39)	-
Total increase (decrease) in net assets	-	52	19	-
Net assets at December 31, 2010	2	237	604	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(3)	(7)	-
Total realized gain (loss) on investments
and capital gains distributions	-	9	(9)	-
Net unrealized appreciation (depreciation)
of investments	-	(41)	(12)	-
Net increase (decrease) in net assets from operations	-	(35)	(28)	-
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(8)	(77)	-
Transfers between Divisions
(including fixed account), net	-	(9)	(94)	-
Increase (decrease) in net assets derived from
principal transactions	-	(17)	(171)	-
Total increase (decrease) in net assets	-	(52)	(199)	-
Net assets at December 31, 2011	$ 2	$ 185	$ 405	$ -

The accompanying notes are an integral part of these financial statements.
73

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Strategic	ING Strategic
	Allocation	Allocation	ING Growth	ING Growth
	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class A	Class I
Net assets at January 1, 2010	$ 125	$ 29	$ -	$ 1,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1	-	(4)
Total realized gain (loss) on investments
and capital gains distributions	(5)	-	-	(18)
Net unrealized appreciation (depreciation)
of investments	16	2	-	173
Net increase (decrease) in net assets from operations	13	3	-	151
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	-	-	(1)
Surrenders and withdrawals	-	-	-	(53)
Transfers between Divisions
(including fixed account), net	(6)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(6)	-	-	(54)
Total increase (decrease) in net assets	7	3	-	97
Net assets at December 31, 2010	132	32	-	1,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	(401)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(10)	-	(104)	(25)
Net unrealized appreciation (depreciation)
of investments	5	(1)	(1,047)	7
Net increase (decrease) in net assets from operations	(4)	-	(1,552)	(21)
Changes from principal transactions:
Premiums	-	-	120	-
Death Benefits	-	-	(68)	(68)
Surrenders and withdrawals	(22)	(1)	(1,551)	(112)
Transfers between Divisions
(including fixed account), net	(44)	-	30,169	-
Increase (decrease) in net assets derived from
principal transactions	(66)	(1)	28,670	(180)
Total increase (decrease) in net assets	(70)	(1)	27,118	(201)
Net assets at December 31, 2011	$ 62	$ 31	$ 27,118	$ 1,153

The accompanying notes are an integral part of these financial statements.
74

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ING Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 5	Series 6	Series 7
Net assets at January 1, 2010	$ 4,216	$ 2,455	$ 1,149	$ 2,427

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(65)	(19)	(6)	(2)
Total realized gain (loss) on investments
and capital gains distributions	(26)	(144)	(61)	(66)
Net unrealized appreciation (depreciation)
of investments	593	149	59	76
Net increase (decrease) in net assets from operations	502	(14)	(8)	8
Changes from principal transactions:
Premiums	112	(4)	(3)	-
Death Benefits	(5)	(56)	-	(48)
Surrenders and withdrawals	(123)	(335)	(155)	(147)
Transfers between Divisions
(including fixed account), net	345	(37)	(63)	-
Increase (decrease) in net assets derived from
principal transactions	329	(432)	(221)	(195)
Total increase (decrease) in net assets	831	(446)	(229)	(187)
Net assets at December 31, 2010	5,047	2,009	920	2,240

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	23	10	1
Total realized gain (loss) on investments
and capital gains distributions	134	(478)	(195)	(74)
Net unrealized appreciation (depreciation)
of investments	(202)	407	163	27
Net increase (decrease) in net assets from operations	(57)	(48)	(22)	(46)
Changes from principal transactions:
Premiums	2	-	-	-
Death Benefits	(14)	-	-	-
Surrenders and withdrawals	(217)	(285)	(199)	(214)
Transfers between Divisions
(including fixed account), net	6,578	(1,676)	(699)	-
Increase (decrease) in net assets derived from
principal transactions	6,349	(1,961)	(898)	(214)
Total increase (decrease) in net assets	6,292	(2,009)	(920)	(260)
Net assets at December 31, 2011	$ 11,339	$ -	$ -	$ 1,980

The accompanying notes are an integral part of these financial statements.
75

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11
Net assets at January 1, 2010	$ 379	$ 230	$ 188	$ 230

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	-	2	2
Total realized gain (loss) on investments
and capital gains distributions	(3)	(9)	(5)	(1)
Net unrealized appreciation (depreciation)
of investments	4	13	8	6
Net increase (decrease) in net assets from operations	2	4	5	7
Changes from principal transactions:
Premiums	-	-	(7)	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(31)	(178)	-
Transfers between Divisions
(including fixed account), net	(6)	-	(2)	(1)
Increase (decrease) in net assets derived from
principal transactions	(6)	(31)	(187)	(1)
Total increase (decrease) in net assets	(4)	(27)	(182)	6
Net assets at December 31, 2010	375	203	6	236

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	-	1
Total realized gain (loss) on investments
and capital gains distributions	(3)	(2)	-	(7)
Net unrealized appreciation (depreciation)
of investments	(5)	(3)	-	4
Net increase (decrease) in net assets from operations	(10)	(5)	-	(2)
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(1)	-	(21)
Transfers between Divisions
(including fixed account), net	(3)	(1)	-	-
Increase (decrease) in net assets derived from
principal transactions	(3)	(2)	-	(21)
Total increase (decrease) in net assets	(13)	(7)	-	(23)
Net assets at December 31, 2011	$ 362	$ 196	$ 6	$ 213

The accompanying notes are an integral part of these financial statements.
76

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING BlackRock
				Science and
				Technology
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Opportunities
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio -
	Series 12	Series 13	Series 14	Class S
Net assets at January 1, 2010	$ 54	$ 632	$ 8,915	$ 4,605

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	124	(142)
Total realized gain (loss) on investments
and capital gains distributions	(1)	(1)	(3)	41
Net unrealized appreciation (depreciation)
of investments	3	26	254	912
Net increase (decrease) in net assets from operations	3	26	375	811
Changes from principal transactions:
Premiums	-	-	(2)	132
Death Benefits	-	-	-	(121)
Surrenders and withdrawals	-	(11)	(498)	(192)
Transfers between Divisions
(including fixed account), net	(3)	-	(169)	2,280
Increase (decrease) in net assets derived from
principal transactions	(3)	(11)	(669)	2,099
Total increase (decrease) in net assets	-	15	(294)	2,910
Net assets at December 31, 2010	54	647	8,621	7,515

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	52	(194)
Total realized gain (loss) on investments
and capital gains distributions	(10)	(6)	(1)	1,003
Net unrealized appreciation (depreciation)
of investments	9	4	12	(1,789)
Net increase (decrease) in net assets from operations	(1)	(3)	63	(980)
Changes from principal transactions:
Premiums	-	-	(29)	142
Death Benefits	-	-	(57)	(18)
Surrenders and withdrawals	(32)	(37)	(1,418)	(518)
Transfers between Divisions
(including fixed account), net	-	(96)	(83)	172
Increase (decrease) in net assets derived from
principal transactions	(32)	(133)	(1,587)	(222)
Total increase (decrease) in net assets	(33)	(136)	(1,524)	(1,202)
Net assets at December 31, 2011	$ 21	$ 511	$ 7,097	$ 6,313

The accompanying notes are an integral part of these financial statements.
77

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Euro
	STOXX 50	ING FTSE 100	ING Hang Seng	ING Index Plus
	Index Portfolio -	Index Portfolio -	Index Portfolio -	LargeCap Portfolio -
	Class A	Class A	Class S	Class S
Net assets at January 1, 2010	$ 53	$ -	$ 1,663	$ 3,685

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(49)	(19)
Total realized gain (loss) on investments
and capital gains distributions	(6)	-	12	(47)
Net unrealized appreciation (depreciation)
of investments	-	-	131	466
Net increase (decrease) in net assets from operations	(7)	-	94	400
Changes from principal transactions:
Premiums	19	(4)	47	-
Death Benefits	(15)	-	-	-
Surrenders and withdrawals	-	(3)	(17)	(100)
Transfers between Divisions
(including fixed account), net	35	7	898	(26)
Increase (decrease) in net assets derived from
principal transactions	39	-	928	(126)
Total increase (decrease) in net assets	32	-	1,022	274
Net assets at December 31, 2010	85	-	2,685	3,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1)	(2)	(20)
Total realized gain (loss) on investments
and capital gains distributions	(2)	-	38	(173)
Net unrealized appreciation (depreciation)
of investments	(16)	-	(613)	116
Net increase (decrease) in net assets from operations	(16)	(1)	(577)	(77)
Changes from principal transactions:
Premiums	-	(96)	17	-
Death Benefits	-	-	(5)	-
Surrenders and withdrawals	(1)	(6)	(171)	(291)
Transfers between Divisions
(including fixed account), net	(11)	103	135	(601)
Increase (decrease) in net assets derived from
principal transactions	(12)	1	(24)	(892)
Total increase (decrease) in net assets	(28)	-	(601)	(969)
Net assets at December 31, 2011	$ 57	$ -	$ 2,084	$ 2,990

The accompanying notes are an integral part of these financial statements.
78

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

				ING Japan
				TOPIX
	ING Index Plus	ING Index Plus	ING International	Index®
	MidCap	SmallCap Portfolio -	Index Portfolio -	Portfolio -
	Portfolio - Class S	Class S	Class S	Class A
Net assets at January 1, 2010	$ 6,155	$ 5,099	$ 3,838	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(96)	(100)	54	-
Total realized gain (loss) on investments
and capital gains distributions	(236)	(154)	(40)	(1)
Net unrealized appreciation (depreciation)
of investments	1,446	1,218	207	1
Net increase (decrease) in net assets from operations	1,114	964	221	-
Changes from principal transactions:
Premiums	105	1	19	4
Death Benefits	(43)	(20)	(4)	-
Surrenders and withdrawals	(366)	(165)	(53)	(1)
Transfers between Divisions
(including fixed account), net	(157)	(145)	148	17
Increase (decrease) in net assets derived from
principal transactions	(461)	(329)	110	20
Total increase (decrease) in net assets	653	635	331	20
Net assets at December 31, 2010	6,808	5,734	4,169	20

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(111)	(92)	14	1
Total realized gain (loss) on investments
and capital gains distributions	(247)	(253)	111	(1)
Net unrealized appreciation (depreciation)
of investments	158	167	(695)	(18)
Net increase (decrease) in net assets from operations	(200)	(178)	(570)	(18)
Changes from principal transactions:
Premiums	6	4	13	100
Death Benefits	(18)	(21)	(2)	-
Surrenders and withdrawals	(745)	(516)	(201)	-
Transfers between Divisions
(including fixed account), net	(480)	(292)	(112)	-
Increase (decrease) in net assets derived from
principal transactions	(1,237)	(825)	(302)	100
Total increase (decrease) in net assets	(1,437)	(1,003)	(872)	82
Net assets at December 31, 2011	$ 5,371	$ 4,731	$ 3,297	$ 102

The accompanying notes are an integral part of these financial statements.
79

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Russell™		ING Russell™	ING Russell™
	Large Cap	ING Russell™	Large Cap	Mid Cap
	Growth Index	Large Cap	Value Index	Growth Index
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2010	$ 1,128	$ 6,941	$ 1,431	$ 3,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(20)	83	(11)	(80)
Total realized gain (loss) on investments
and capital gains distributions	40	218	178	110
Net unrealized appreciation (depreciation)
of investments	98	337	(31)	833
Net increase (decrease) in net assets from operations	118	638	136	863
Changes from principal transactions:
Premiums	138	121	155	43
Death Benefits	-	(68)	(39)	(10)
Surrenders and withdrawals	(70)	(275)	(40)	(106)
Transfers between Divisions
(including fixed account), net	7	(134)	123	14
Increase (decrease) in net assets derived from
principal transactions	75	(356)	199	(59)
Total increase (decrease) in net assets	193	282	335	804
Net assets at December 31, 2010	1,321	7,223	1,766	4,547

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	(61)	(13)	(83)
Total realized gain (loss) on investments
and capital gains distributions	139	232	59	186
Net unrealized appreciation (depreciation)
of investments	(88)	(301)	(90)	(299)
Net increase (decrease) in net assets from operations	34	(130)	(44)	(196)
Changes from principal transactions:
Premiums	7	139	19	45
Death Benefits	-	(60)	(37)	(40)
Surrenders and withdrawals	(72)	(365)	(147)	(170)
Transfers between Divisions
(including fixed account), net	265	1,320	2	(185)
Increase (decrease) in net assets derived from
principal transactions	200	1,034	(163)	(350)
Total increase (decrease) in net assets	234	904	(207)	(546)
Net assets at December 31, 2011	$ 1,555	$ 8,127	$ 1,559	$ 4,001

The accompanying notes are an integral part of these financial statements.
80

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	ING Russell™	ING Russell™	ING Small
	Mid Cap Index	Small Cap	Company	ING U.S. Bond
	Portfolio -	Index Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2010	$ 1,854	$ 1,908	$ 3,101	$ 5,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(36)	(39)	(41)	7
Total realized gain (loss) on investments
and capital gains distributions	59	(41)	58	116
Net unrealized appreciation (depreciation)
of investments	441	537	517	80
Net increase (decrease) in net assets from operations	464	457	534	203
Changes from principal transactions:
Premiums	117	90	178	289
Death Benefits	(9)	(52)	(3)	(1)
Surrenders and withdrawals	(54)	(30)	(22)	(128)
Transfers between Divisions
(including fixed account), net	353	203	(540)	(176)
Increase (decrease) in net assets derived from
principal transactions	407	211	(387)	(16)
Total increase (decrease) in net assets	871	668	147	187
Net assets at December 31, 2010	2,725	2,576	3,248	5,730

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(31)	(73)	(49)	(12)
Total realized gain (loss) on investments
and capital gains distributions	242	186	320	182
Net unrealized appreciation (depreciation)
of investments	(345)	(425)	(402)	75
Net increase (decrease) in net assets from operations	(134)	(312)	(131)	245
Changes from principal transactions:
Premiums	60	49	13	56
Death Benefits	(4)	(4)	-	(16)
Surrenders and withdrawals	(111)	(261)	(338)	(505)
Transfers between Divisions
(including fixed account), net	(41)	1,588	(326)	76
Increase (decrease) in net assets derived from
principal transactions	(96)	1,372	(651)	(389)
Total increase (decrease) in net assets	(230)	1,060	(782)	(144)
Net assets at December 31, 2011	$ 2,495	$ 3,636	$ 2,466	$ 5,586

The accompanying notes are an integral part of these financial statements.
81

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ING
WisdomTreeSM
	Global High-	ING	ING MidCap	ING SmallCap
	Yielding Equity	International	Opportunities	Opportunities
	Index Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2010	$ 6,261	$ 1,004	$ 4,043	$ 721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61	-	(68)	(15)
Total realized gain (loss) on investments
and capital gains distributions	244	(51)	(4)	(5)
Net unrealized appreciation (depreciation)
of investments	(273)	54	1,236	225
Net increase (decrease) in net assets from operations	32	3	1,164	205
Changes from principal transactions:
Premiums	99	5	43	-
Death Benefits	(4)	-	(79)	(6)
Surrenders and withdrawals	(206)	(29)	(164)	(6)
Transfers between Divisions
(including fixed account), net	(1,464)	(17)	465	(51)
Increase (decrease) in net assets derived from
principal transactions	(1,575)	(41)	265	(63)
Total increase (decrease) in net assets	(1,543)	(38)	1,429	142
Net assets at December 31, 2010	4,718	966	5,472	863

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	5	(117)	(16)
Total realized gain (loss) on investments
and capital gains distributions	381	(131)	115	-
Net unrealized appreciation (depreciation)
of investments	(653)	(8)	(173)	4
Net increase (decrease) in net assets from operations	(248)	(134)	(175)	(12)
Changes from principal transactions:
Premiums	35	-	13	-
Death Benefits	-	-	(11)	(9)
Surrenders and withdrawals	(201)	(69)	(270)	(27)
Transfers between Divisions
(including fixed account), net	(567)	(186)	654	(33)
Increase (decrease) in net assets derived from
principal transactions	(733)	(255)	386	(69)
Total increase (decrease) in net assets	(981)	(389)	211	(81)
Net assets at December 31, 2011	$ 3,737	$ 577	$ 5,683	$ 782

The accompanying notes are an integral part of these financial statements.
82

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Legg Mason
		Legg Mason	Global Currents
		ClearBridge	Variable
		Variable Large	International	Legg Mason
	Invesco V.I.	Cap Value	All Cap	Variable
	Leisure Fund -	Portfolio -	Opportunity	Lifestyle
	Series I Shares	Class I	Portfolio	Allocation 50%
Net assets at January 1, 2010	$ 173	$ 309	$ 118	$ 1,252

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	5	-	18
Total realized gain (loss) on investments
and capital gains distributions	(30)	(9)	(10)	(3)
Net unrealized appreciation (depreciation)
of investments	60	27	12	130
Net increase (decrease) in net assets from operations	27	23	2	145
Changes from principal transactions:
Premiums	-	-	-	2
Death Benefits	-	-	-	(21)
Surrenders and withdrawals	(16)	(16)	(2)	(144)
Transfers between Divisions
(including fixed account), net	(17)	2	1	-
Increase (decrease) in net assets derived from
principal transactions	(33)	(14)	(1)	(163)
Total increase (decrease) in net assets	(6)	9	1	(18)
Net assets at December 31, 2010	167	318	119	1,234

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	3	6	12
Total realized gain (loss) on investments
and capital gains distributions	(23)	(11)	(53)	21
Net unrealized appreciation (depreciation)
of investments	18	21	37	(37)
Net increase (decrease) in net assets from operations	(8)	13	(10)	(4)
Changes from principal transactions:
Premiums	2	-	-	2
Death Benefits	(8)	(1)	-	-
Surrenders and withdrawals	(32)	(40)	(40)	(162)
Transfers between Divisions
(including fixed account), net	(2)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(40)	(41)	(40)	(160)
Total increase (decrease) in net assets	(48)	(28)	(50)	(164)
Net assets at December 31, 2011	$ 119	$ 290	$ 69	$ 1,070

The accompanying notes are an integral part of these financial statements.
83

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

			Legg Mason	Oppenheimer
	Legg Mason	Legg Mason	Western Asset	Main Street Small-
	Variable	Variable	Variable High	& Mid-Cap
	Lifestyle	Lifestyle	Income	Fund®/VA -
	Allocation 70%	Allocation 85%	Portfolio	Service Class
Net assets at January 1, 2010	$ 521	$ 261	$ 183	$ 98

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	16	(2)
Total realized gain (loss) on investments
and capital gains distributions	10	(14)	-	(1)
Net unrealized appreciation (depreciation)
of investments	53	46	11	23
Net increase (decrease) in net assets from operations	66	33	27	20
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	(15)	(6)	-	-
Surrenders and withdrawals	(21)	(30)	(1)	-
Transfers between Divisions
(including fixed account), net	-	(2)	-	(30)
Increase (decrease) in net assets derived from
principal transactions	(36)	(38)	(1)	(30)
Total increase (decrease) in net assets	30	(5)	26	(10)
Net assets at December 31, 2010	551	256	209	88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	-	15	(1)
Total realized gain (loss) on investments
and capital gains distributions	14	5	(1)	3
Net unrealized appreciation (depreciation)
of investments	(25)	(12)	(11)	(3)
Net increase (decrease) in net assets from operations	(9)	(7)	3	(1)
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	-	(1)	-
Surrenders and withdrawals	(36)	(40)	(15)	(13)
Transfers between Divisions
(including fixed account), net	-	1	-	(11)
Increase (decrease) in net assets derived from
principal transactions	(36)	(39)	(16)	(24)
Total increase (decrease) in net assets	(45)	(46)	(13)	(25)
Net assets at December 31, 2011	$ 506	$ 210	$ 196	$ 63

The accompanying notes are an integral part of these financial statements.
84

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

	PIMCO Real	Pioneer Equity
	Return Portfolio -	Income VCT
	Administrative	Portfolio -	ProFund	ProFund VP
	Class	Class II	VP Bull	Europe 30
Net assets at January 1, 2010	$ 187	$ 1,526	$ 58	$ 69

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	6	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	2	(23)	(7)	(9)
Net unrealized appreciation (depreciation)
of investments	11	265	11	8
Net increase (decrease) in net assets from operations	13	248	3	(1)
Changes from principal transactions:
Premiums	-	4	-	-
Death Benefits	-	-	-	-
Surrenders and withdrawals	-	(16)	(31)	(7)
Transfers between Divisions
(including fixed account), net	25	(79)	(4)	(10)
Increase (decrease) in net assets derived from
principal transactions	25	(91)	(35)	(17)
Total increase (decrease) in net assets	38	157	(32)	(18)
Net assets at December 31, 2010	225	1,683	26	51

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59	7	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	41	(3)	-	(2)
Net unrealized appreciation (depreciation)
of investments	(39)	66	-	(3)
Net increase (decrease) in net assets from operations	61	70	-	(6)
Changes from principal transactions:
Premiums	1	17	-	-
Death Benefits	(18)	(13)	-	-
Surrenders and withdrawals	(879)	(13)	(2)	(2)
Transfers between Divisions
(including fixed account), net	2,497	(101)	-	-
Increase (decrease) in net assets derived from
principal transactions	1,601	(110)	(2)	(2)
Total increase (decrease) in net assets	1,662	(40)	(2)	(8)
Net assets at December 31, 2011	$ 1,887	$ 1,643	$ 24	$ 43

The accompanying notes are an integral part of these financial statements.
85

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Statements of Changes in Net Assets
For the Years Ended December 31, 2011 and 2010
(Dollars in thousands)

ProFund VP
Rising Rates
Opportunity
Net assets at January 1, 2010	$ 216

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)
Total realized gain (loss) on investments
and capital gains distributions	(27)
Net unrealized appreciation (depreciation)
of investments	(7)
Net increase (decrease) in net assets from operations	(38)
Changes from principal transactions:
Premiums	-
Death Benefits	-
Surrenders and withdrawals	(3)
Transfers between Divisions
(including fixed account), net	(10)
Increase (decrease) in net assets derived from
principal transactions	(13)
Total increase (decrease) in net assets	(51)
Net assets at December 31, 2010	165

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)
Total realized gain (loss) on investments
and capital gains distributions	(20)
Net unrealized appreciation (depreciation)
of investments	(36)
Net increase (decrease) in net assets from operations	(59)
Changes from principal transactions:
Premiums	-
Death Benefits	-
Surrenders and withdrawals	(10)
Transfers between Divisions
(including fixed account), net	1
Increase (decrease) in net assets derived from
principal transactions	(9)
Total increase (decrease) in net assets	(68)
Net assets at December 31, 2011	$ 97

The accompanying notes are an integral part of these financial statements.
86

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT NY-B Notes to Financial Statements 1. Organization

ReliaStar Life Insurance Company of New York Separate Account NY-B (the “Account”)
was established by First Golden American Life Insurance Company of New York (“First
Golden”) to support the operations of variable annuity contracts (“Contracts”). The
Account became a separate account of ReliaStar Life Insurance Company of New York
(“RLNY” or the “Company”) as a result of the merger of First Golden into RLNY effective April 1, 2002. RLNY is an indirect, wholly owned subsidiary of ING America
Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the
State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V.
(“ING”), a global financial services holding company based in The Netherlands.

As part of a restructuring plan approved by the European Commission, ING has agreed to separate its banking and insurance businesses by 2013. ING intends to achieve this separation by divestment of its insurance and investment management operations, including the Company. ING has announced that it will explore all options for implementing the separation including one or more initial public offerings, sales, or a combination thereof. On November 10, 2010, ING announced that ING and its U.S.
insurance affiliates, including the Company, are preparing for a base case of an initial public offering of the Company and its U.S.-based insurance and investment management affiliates.

Operations of the Account commenced on May 19, 1997. The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment
Company Act of 1940, as amended. RLNY provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the RLNY fixed account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to
Contracts will not be charged with liabilities arising out of any other business RLNY may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of RLNY. Under applicable insurance law, the assets and liabilities of the
Account are clearly identified and distinguished from the other assets and liabilities of
RLNY.

At December 31, 2011, the Account had, under ING GoldenSelect, ING Empire, ING
Simplicity, ING Architect, and ING Rollover Contracts, 120 investment divisions (the
“Divisions”), 18 of which invest in independently managed mutual funds and 102 of which invest in mutual fund portfolios managed by an affiliate, either Directed Services
LLC (“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated Fund (“Fund”) of various investment trusts (the “Trusts”).

87

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Investment Divisions at December 31, 2011 and related Trusts are as follows:

BlackRock Variable Series Funds, Inc.:	ING Investors Trust (continued):
BlackRock Global Allocation V.I. Fund - Class III	ING Liquid Assets Portfolio - Service Class
Columbia Funds Variable Insurance Trust:	ING Marsico Growth Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series -	ING MFS Total Return Portfolio - Service Class
Class B	ING MFS Utilities Portfolio - Service Class
Fidelity® Variable Insurance Products:	ING Morgan Stanley Global Franchise Portfolio -
Fidelity® VIP Equity-Income Portfolio - Service	Service Class
Class 2	ING Oppenheimer Active Allocation Portfolio -
Fidelity® Variable Insurance Products II:	Service Class
Fidelity® VIP Contrafund® Portfolio - Service	ING PIMCO High Yield Portfolio - Service Class
Class 2	ING PIMCO Total Return Bond Portfolio - Service
Franklin Templeton Variable Insurance Products Trust:	Class
Franklin Small Cap Value Securities Fund - Class 2	ING Pioneer Fund Portfolio - Service Class
ING Balanced Portfolio, Inc.:	ING Pioneer Mid Cap Value Portfolio - Service Class
ING Balanced Portfolio - Class S	ING Retirement Conservative Portfolio - Adviser
ING Intermediate Bond Portfolio:	Class
ING Intermediate Bond Portfolio - Class S	ING Retirement Growth Portfolio - Adviser Class
ING Investors Trust:	ING Retirement Moderate Growth Portfolio - Adviser
ING American Funds Asset Allocation Portfolio	Class
ING American Funds Bond Portfolio	ING Retirement Moderate Portfolio - Adviser Class
ING American Funds Global Growth and Income	ING T. Rowe Price Capital Appreciation Portfolio -
Portfolio**	Service Class
ING American Funds Growth Portfolio	ING T. Rowe Price Equity Income Portfolio - Service
ING American Funds International Growth and	Class
Income Portfolio **	ING T. Rowe Price International Stock Portfolio -
ING American Funds International Portfolio	Service Class
ING American Funds World Allocation Portfolio -	ING Templeton Global Growth Portfolio - Service
Service Class	Class
ING Artio Foreign Portfolio - Service Class	ING Partners, Inc.:
ING BlackRock Health Sciences Opportunities	ING American Century Small-Mid Cap Value
Portfolio - Service Class	Portfolio - Service Class
ING BlackRock Inflation Protected Bond Portfolio -	ING Baron Small Cap Growth Portfolio - Service
Service Class	Class
ING BlackRock Large Cap Growth Portfolio - Service	ING Columbia Small Cap Value II Portfolio - Service
Class	Class
ING Clarion Global Real Estate Portfolio - Service	ING Davis New York Venture Portfolio - Service
Class	Class
ING Clarion Real Estate Portfolio - Service Class	ING Global Bond Portfolio - Service Class
ING DFA World Equity Portfolio - Service Class	ING Invesco Van Kampen Comstock Portfolio -
ING FMRSM Diversified Mid Cap Portfolio - Service	Service Class
Class	ING Invesco Van Kampen Equity and Income
ING Franklin Income Portfolio - Service Class	Portfolio - Service Class
ING Franklin Mutual Shares Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service
ING Franklin Templeton Founding Strategy	Class
Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Global Resources Portfolio - Adviser Class **	ING Oppenheimer Global Portfolio - Service Class
ING Global Resources Portfolio - Service Class	ING PIMCO Total Return Portfolio - Service Class
ING Invesco Van Kampen Growth and Income	ING Solution 2015 Portfolio - Service Class
Portfolio - Service Class	ING Solution 2025 Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio -	ING Solution 2035 Portfolio - Service Class
Service Class	ING Solution 2045 Portfolio - Service Class
ING JPMorgan Small Cap Core Equity Portfolio -	ING Solution Income Portfolio - Service Class
Service Class	ING T. Rowe Price Diversified Mid Cap Growth
ING Large Cap Growth Portfolio - Service Class	Portfolio - Service Class
ING Large Cap Value Portfolio - Service Class**	ING T. Rowe Price Growth Equity Portfolio - Service
ING Limited Maturity Bond Portfolio - Service Class	Class

88

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING Templeton Foreign Equity Portfolio - Service	ING RussellTM Mid Cap Growth Index Portfolio -
Class	Class S
ING Thornburg Value Portfolio - Initial Class	ING RussellTM Mid Cap Index Portfolio - Class S
ING Thornburg Value Portfolio - Service Class	ING RussellTM Small Cap Index Portfolio - Class S
ING UBS U.S. Large Cap Equity Portfolio - Service	ING Small Company Portfolio - Class S
Class	ING U.S. Bond Index Portfolio - Class S
ING Strategic Allocation Portfolios, Inc.:	ING WisdomTreeSM Global High-Yielding Equity
ING Strategic Allocation Conservative Portfolio -	Index Portfolio - Class S
Class S	ING Variable Products Trust:
ING Strategic Allocation Growth Portfolio - Class S	ING International Value Portfolio - Class S
ING Strategic Allocation Moderate Portfolio - Class S	ING MidCap Opportunities Portfolio - Class S
ING Variable Funds:	ING SmallCap Opportunities Portfolio - Class S
ING Growth and Income Portfolio - Class A**	Invesco Variable Insurance Funds:
ING Growth and Income Portfolio - Class I	Invesco V.I. Leisure Fund - Series I Shares
ING Growth and Income Portfolio - Class S	Legg Mason Partners Variable Equity Trust:
ING Variable Insurance Trust:	Legg Mason ClearBridge Variable Large Cap Value
ING GET U.S. Core Portfolio - Series 7	Portfolio - Class I
ING GET U.S. Core Portfolio - Series 8	Legg Mason Global Currents Variable International
ING GET U.S. Core Portfolio - Series 9	All Cap Opportunity Portfolio
ING GET U.S. Core Portfolio - Series 10	Legg Mason Variable Lifestyle Allocation 50%
ING GET U.S. Core Portfolio - Series 11	Legg Mason Variable Lifestyle Allocation 70%
ING GET U.S. Core Portfolio - Series 12	Legg Mason Variable Lifestyle Allocation 85%
ING GET U.S. Core Portfolio - Series 13	Legg Mason Partners Variable Income Trust:
ING GET U.S. Core Portfolio - Series 14	Legg Mason Western Asset Variable High Income
ING Variable Portfolios, Inc.:	Portfolio
ING BlackRock Science and Technology	Oppenheimer Variable Account Funds:
Opportunities Portfolio - Class S	Oppenheimer Main Street Small- & Mid-Cap
ING Euro STOXX 50 Index Portfolio - Class A	Fund®/VA - Service Class
ING Hang Seng Index Portfolio - Class S	PIMCO Variable Insurance Trust:
ING Index Plus LargeCap Portfolio - Class S	PIMCO Real Return Portfolio - Administrative Class
ING Index Plus MidCap Portfolio - Class S	Pioneer Variable Contracts Trust:
ING Index Plus SmallCap Portfolio - Class S	Pioneer Equity Income VCT Portfolio - Class II
ING International Index Portfolio - Class S	ProFunds:
ING Japan TOPIX Index® Portfolio - Class A*	ProFund VP Bull
ING RussellTM Large Cap Growth Index Portfolio -	ProFund VP Europe 30
Class S	ProFund VP Rising Rates Opportunity
ING RussellTM Large Cap Index Portfolio - Class S
ING RussellTM Large Cap Value Index Portfolio -	* Division was added to the list in 2010
Class S	** Division was added to the list in 2011

The names of certain Divisions and Trusts were changed during 2011. The following is a summary of current and former names for those Divisions and Trusts:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING BlackRock Health Science Opportunities	ING Wells Fargo HealthCare Portfolio - Service Class
Portfolio - Service Class
ING Core Growth and Income Portfolio - Service	ING Janus Contrarian Portfolio - Service Class
Class
ING Invesco Van Kampen Growth and Income	ING Van Kampen Growth and Income Portfolio -
Portfolio - Service Class	Service Class
ING T. Rowe Price International Stock Portfolio -	ING Marsico International Opportunities Portfolio -
Service Class	Service Class

89

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Current Name	Former Name
ING Partners, Inc.:	ING Partners, Inc.:
ING Columbia Small Cap Value II Portfolio - Service	ING Columbia Small Cap Value Portfolio - Service
Class	Class
ING Global Bond Portfolio – Service Class	ING Oppenheimer Global Strategic Income Portfolio -
Service Class
ING Invesco Van Kampen Comstock Portfolio -	ING Van Kampen Comstock Portfolio - Service Class
Service Class
ING Invesco Van Kampen Equity and Income	ING Van Kampen Equity and Income Portfolio - Service
Portfolio - Service Class	Class
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap	Oppenheimer Main Street Small Cap Fund®/VA -
Fund®/VA - Service Class	Service Class

During 2011, the following Divisions were closed to contractowners:

ING Investors Trust:
ING American Funds Growth-Income Portfolio
ING BlackRock Large Cap Value Portfolio - Service Class
ING Core Growth and Income Portfolio - Service Class
ING Lord Abbett Growth and Income Portfolio - Service Class
ING Morgan Stanley Global Tactical Asset Allocation Portfolio - Service Class
ING Partners, Inc.:
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6

The following Division was available to contractowners during 2011, but had no net assets as of December 31, 2011:

ING Variable Portfolios, Inc.:
ING FTSE 100 Index Portfolio - Class A

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

90

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each
Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue
Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of
ReliaStar Life.

Contractowner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of
Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of
Assets and Liabilities.

91

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2011 and for the years ended
December 31, 2011 and 2010, were issued.

3.	Recently Adopted Accounting Standards

Improving Disclosures about Fair Value Measurements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting
Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosure (Topic
820): Improving Disclosures about Fair Value Measurements,” (“ASU 2010-06”), which requires several new disclosures, as well as clarification to existing disclosures, as follows:

§ Significant transfers in and out of Level 1 and Level 2 fair value measurements and the reason for the transfers;
§ Purchases, sales, issuances, and settlement, in the Level 3 fair value measurements reconciliation on a gross basis;
§ Fair value measurement disclosures for each class of assets and liabilities (i.e., disaggregated); and
§ Valuation techniques and inputs for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.

The provisions of ASU 2010-06 were adopted by the Account on January 1, 2010, except for the disclosures related to the Level 3 reconciliation, which were adopted by the
Account on January 1, 2011. The Account determined, however, that there was no effect on the Account’s disclosures, as the guidance is consistent with that previously applied by the Account and the Account has no Level 3 financial assets or liabilities. As the pronouncement only pertains to additional disclosure, the adoption had no effect on the
Account’s net assets and results of operations.

4.	Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

92

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2011 and 2010, respectively, based on the priority of the inputs to the valuation technique below. The
Account had no financial liabilities as of December 31, 2011.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
§	Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
RLNY’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

RLNY assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.85% of the average

93

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of assets attributable to the Contracts.

Contract Maintenance Charges

An annual Contract maintenance fee of $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the
Contracts.

Contingent Deferred Sales Charges

A contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken during the seven-year period from the date a premium payment is received, as specified in the Contracts. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received:

Complete
Years Elapsed	ING	ING	ING	ING
Since Premium	Golden-	Empire	Empire	Rollover	ING	ING
Payment	Select	Innovations	Traditions	ChoiceSM	Simplicity	Architect-NY
0	7%	6%	6%	6%	6%	8%
1	6%	5%	6%	6%	6%	7%
2	5%	4%	6%	5%	5%	6%
3	4%	-	6%	4%	4%	5%
4	3%	-	5%	3%	3%	4%
5	2%	-	4%	2%	-	3%
6	1%	-	3%	1%	-	2%
7+	-	-	-	-	-	-

Transfer Charges

A transfer charge of up to $25 may be imposed on each transfer between Divisions in excess of twelve in any one calendar year.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

94

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds. In addition, an annual charge of up to 0.60% is deducted daily from the accumulation value for contractowners who select the Optional Asset-Backed Premium Credit feature.

6.	Related Party Transactions

During the year ended December 31, 2011, management and service fees were also paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to
ING Investors Trust and ING Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid indirectly to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING Balanced Portfolio, Inc., ING Intermediate
Bond Portfolio, ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING
Variable Insurance Trust, ING Variable Portfolios, Inc., and ING Variable Products Trust.
The annual fee rate ranged from 0.08% to 0.90% of the average net assets of each respective Fund.

95

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

7.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2011			2010
	Purchases	Sales	Purchases		Sales
		(Dollars in thousands)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	$ 2,876	$ 2,128	$ 3,534	$ 1,383
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	122	144	17		152
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	126	1,376	397		637
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	278	3,933	626		2,521
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	26	338	20		98
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	6	27	7		54
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	4,189	7,031	7,910		6,797
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	1,715	811	954		301
ING American Funds Bond Portfolio	1,731	4,956	5,109		4,420
ING American Funds Global Growth and Income Portfolio	330	67	-		-
ING American Funds Growth Portfolio	1,562	6,777	1,556		4,872
ING American Funds Growth-Income Portfolio	560	32,201	1,657		2,809
ING American Funds International Growth and Income Portfolio	32	12	-		-
ING American Funds International Portfolio	2,020	5,246	2,616		2,935
ING American Funds World Allocation Portfolio - Service Class	1,121	438	575		370
ING Artio Foreign Portfolio - Service Class	421	1,504	464		1,425
ING BlackRock Health Sciences Opportunities Portfolio - Service
Class	1,855	1,436	1,482		1,711
ING BlackRock Inflation Protected Bond Portfolio - Service Class	7,698	2,816	5,405		4,048
ING BlackRock Large Cap Growth Portfolio - Service Class	448	468	570		474
ING BlackRock Large Cap Value Portfolio - Service Class	13	407	10		77
ING Clarion Global Real Estate Portfolio - Service Class	262	1,318	585		641
ING Clarion Real Estate Portfolio - Service Class	63	734	157		441
ING Core Growth and Income Portfolio - Service Class	201	8,018	121		1,425
ING DFA World Equity Portfolio - Service Class	650	594	536		307
ING FMRSM Diversified Mid Cap Portfolio - Service Class	1,081	1,907	1,296		1,880
ING Franklin Income Portfolio - Service Class	4,517	3,316	2,680		6,506
ING Franklin Mutual Shares Portfolio - Service Class	429	1,109	708		562
ING Franklin Templeton Founding Strategy Portfolio - Service Class	943	3,241	945		676
ING Global Resources Portfolio - Adviser Class	1,347	199	-		-
ING Global Resources Portfolio - Service Class	224	2,556	263		1,843
ING Invesco Van Kampen Growth and Income Portfolio - Service
Class	210	487	1,195		1,292
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	2,328	2,247	1,482		1,622
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	1,827	1,422	592		723

96

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
	2011			2010
	Purchases	Sales	Purchases		Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Large Cap Growth Portfolio - Service Class	$ 1,942	$ 785	$ 673	$ 298
ING Large Cap Value Portfolio - Service Class	655	101	-		-
ING Limited Maturity Bond Portfolio - Service Class	8	46	14		100
ING Liquid Assets Portfolio - Service Class	16,450	21,863	7,271		22,658
ING Lord Abbett Growth and Income Portfolio - Service Class	-	288	2		63
ING Marsico Growth Portfolio - Service Class	2,459	2,422	1,422		760
ING MFS Total Return Portfolio - Service Class	597	2,085	583		1,454
ING MFS Utilities Portfolio - Service Class	2,891	1,943	2,467		2,516
ING Morgan Stanley Global Franchise Portfolio - Service Class	1,305	999	2,844		3,183
ING Morgan Stanley Global Tactical Asset Allocation Portfolio -
Service Class	133	898	424		855
ING Oppenheimer Active Allocation Portfolio - Service Class	199	97	170		63
ING PIMCO High Yield Portfolio - Service Class	3,025	4,484	7,832		961
ING PIMCO Total Return Bond Portfolio - Service Class	11,490	13,307	14,143		7,447
ING Pioneer Fund Portfolio - Service Class	195	49	75		11
ING Pioneer Mid Cap Value Portfolio - Service Class	286	1,473	291		1,477
ING Retirement Conservative Portfolio - Adviser Class	8,572	2,128	3,219		1,526
ING Retirement Growth Portfolio - Adviser Class	2,696	13,798	3,571		9,822
ING Retirement Moderate Growth Portfolio - Adviser Class	1,556	13,684	2,159		7,243
ING Retirement Moderate Portfolio - Adviser Class	2,990	10,429	3,307		4,182
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	2,677	3,471	3,184		1,661
ING T. Rowe Price Equity Income Portfolio - Service Class	1,743	1,619	1,993		2,296
ING T. Rowe Price International Stock Portfolio - Service Class	2,018	1,213	226		937
ING Templeton Global Growth Portfolio - Service Class	261	1,272	384		498
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	14	164	102		39
ING Baron Small Cap Growth Portfolio - Service Class	1,120	2,255	1,518		1,058
ING Columbia Small Cap Value II Portfolio - Service Class	65	578	71		491
ING Davis New York Venture Portfolio - Service Class	352	1,248	464		1,029
ING Global Bond Portfolio - Service Class	238	81	4		2
ING Invesco Van Kampen Comstock Portfolio - Service Class	194	739	1,315		2,341
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	164	1,901	1,304		189
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,057	466	656		556
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service
Class	370	1,439	23		143
ING Oppenheimer Global Portfolio - Initial Class	2	47	3		15
ING Oppenheimer Global Portfolio - Service Class	523	1,770	345		1,140
ING PIMCO Total Return Portfolio - Service Class	14	12	8		26
ING Solution 2015 Portfolio - Service Class	30	5	21		11
ING Solution 2025 Portfolio - Service Class	24	20	17		183
ING Solution 2035 Portfolio - Service Class	2	2	1		2
ING Solution 2045 Portfolio - Service Class	-	-	-		-
ING Solution Income Portfolio - Service Class	23	4	17		9
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	45	359	228		116

97

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

		Year ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING T. Rowe Price Growth Equity Portfolio - Service Class	$ 706	$ 1,261	$ 1,277	$ 1,249
ING Templeton Foreign Equity Portfolio - Service Class	436	3,410	1,571	1,216
ING Thornburg Value Portfolio - Initial Class	-	-	-	-
ING Thornburg Value Portfolio - Service Class	15	36	40	8
ING UBS U.S. Large Cap Equity Portfolio - Service Class	3	181	6	54
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	-	-	-	-
ING Strategic Allocation Growth Portfolio - Class S	4	69	5	9
ING Strategic Allocation Moderate Portfolio - Class S	1	1	1	1
ING Variable Funds:
ING Growth and Income Portfolio - Class A	31,495	3,223	-	-
ING Growth and Income Portfolio - Class I	16	200	14	71
ING Growth and Income Portfolio - Class S	7,060	699	638	374
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	51	1,989	39	490
ING GET U.S. Core Portfolio - Series 6	28	916	23	250
ING GET U.S. Core Portfolio - Series 7	57	270	49	246
ING GET U.S. Core Portfolio - Series 8	6	11	9	13
ING GET U.S. Core Portfolio - Series 9	4	6	5	36
ING GET U.S. Core Portfolio - Series 10	1	-	5	191
ING GET U.S. Core Portfolio - Series 11	5	25	6	5
ING GET U.S. Core Portfolio - Series 12	1	32	2	3
ING GET U.S. Core Portfolio - Series 13	12	146	16	26
ING GET U.S. Core Portfolio - Series 14	248	1,783	346	891
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio -
Class S	2,943	3,358	4,160	2,204
ING Euro STOXX 50 Index Portfolio - Class A	36	45	100	62
ING FTSE 100 Index Portfolio - Class A	3	3	19	19
ING Hang Seng Index Portfolio - Class S	637	663	1,105	227
ING Index Plus LargeCap Portfolio - Class S	65	976	71	216
ING Index Plus MidCap Portfolio - Class S	55	1,403	160	717
ING Index Plus SmallCap Portfolio - Class S	47	964	31	459
ING International Index Portfolio - Class S	226	513	376	212
ING Japan TOPIX Index® Portfolio - Class A	132	30	72	52
ING Russell™ Large Cap Growth Index Portfolio - Class S	748	566	306	251
ING Russell™ Large Cap Index Portfolio - Class S	2,168	1,195	697	970
ING Russell™ Large Cap Value Index Portfolio - Class S	276	452	562	212
ING Russell™ Mid Cap Growth Index Portfolio - Class S	211	643	284	386
ING Russell™ Mid Cap Index Portfolio - Class S	408	511	765	395
ING Russell™ Small Cap Index Portfolio - Class S	1,884	586	596	424
ING Small Company Portfolio - Class S	91	792	769	1,197
ING U.S. Bond Index Portfolio - Class S	930	1,242	1,479	1,488
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio -
Class S	322	1,031	538	2,052

98

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

	Year ended December 31
	2011		2010
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Products Trust:
ING International Value Portfolio - Class S	$ 20	$ 269	$ 45	$ 87
ING MidCap Opportunities Portfolio - Class S	1,035	767	828	631
ING SmallCap Opportunities Portfolio - Class S	65	150	4	82
Invesco Variable Insurance Funds:
Invesco V.I. Leisure Fund - Series I Shares	1	44	1	37
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I	7	45	10	21
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio	7	41	2	4
Legg Mason Variable Lifestyle Allocation 50%	29	178	37	181
Legg Mason Variable Lifestyle Allocation 70%	10	43	11	44
Legg Mason Variable Lifestyle Allocation 85%	5	44	5	42
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	18	18	20	4
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service
Class	-	25	2	35
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	2,574	915	30	4
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	69	172	39	124
ProFunds:
ProFund VP Bull	-	3	-	36
ProFund VP Europe 30	-	3	2	18
ProFund VP Rising Rates Opportunity	9	20	17	35

99

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

8.	Changes in Units

The net changes in units outstanding follow:

			Year Ending December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	272,823	254,766	18,057	409,485	189,389	220,096
Columbia Funds Variable Insurance Trust:
Columbia Small Cap Value Fund, Variable Series - Class B	1,035	9,675	(8,640)	691	10,961	(10,270)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	29,481	166,821	(137,340)	50,691	71,027	(20,336)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	83,240	352,762	(269,522)	64,976	201,179	(136,203)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,961	31,654	(29,693)	1,384	9,985	(8,601)
ING Balanced Portfolio, Inc.:
ING Balanced Portfolio - Class S	3,548	5,937	(2,389)	2,077	7,620	(5,543)
ING Intermediate Bond Portfolio:
ING Intermediate Bond Portfolio - Class S	465,169	759,441	(294,272)	753,222	715,748	37,474
ING Investors Trust:
ING American Funds Asset Allocation Portfolio	220,182	120,875	99,307	109,170	35,759	73,411
ING American Funds Bond Portfolio	241,287	583,156	(341,869)	566,387	512,597	53,790
ING American Funds Global Growth and Income Portfolio	43,800	16,645	27,155	-	-	-
ING American Funds Growth Portfolio	285,803	633,315	(347,512)	285,707	486,927	(201,220)
ING American Funds Growth-Income Portfolio	37,022	2,839,706	(2,802,684)	270,550	358,920	(88,370)
ING American Funds International Growth and Income Portfolio	3,534	1,436	2,098	-	-	-
ING American Funds International Portfolio	169,838	425,380	(255,542)	254,170	269,004	(14,834)
ING American Funds World Allocation Portfolio - Service Class	67,303	25,991	41,312	33,045	20,265	12,780
ING Artio Foreign Portfolio - Service Class	33,324	118,471	(85,147)	57,591	118,433	(60,842)
ING BlackRock Health Sciences Opportunities Portfolio - Service Class	177,534	141,594	35,940	149,030	163,956	(14,926)
ING BlackRock Inflation Protected Bond Portfolio - Service Class	690,961	321,273	369,688	538,022	428,698	109,324
ING BlackRock Large Cap Growth Portfolio - Service Class	53,446	53,833	(387)	62,914	49,079	13,835

100

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year Ending December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING BlackRock Large Cap Value Portfolio - Service Class	-	39,091	(39,091)	1,752	9,145	(7,393)
ING Clarion Global Real Estate Portfolio - Service Class	40,284	162,623	(122,339)	17,474	70,701	(53,227)
ING Clarion Real Estate Portfolio - Service Class	6,339	46,332	(39,993)	4,792	30,755	(25,963)
ING Core Growth and Income Portfolio - Service Class	23,099	642,443	(619,344)	15,363	104,905	(89,542)
ING DFA World Equity Portfolio - Service Class	116,138	112,310	3,828	78,431	49,068	29,363
ING FMRSM Diversified Mid Cap Portfolio - Service Class	93,550	137,179	(43,629)	120,296	145,357	(25,061)
ING Franklin Income Portfolio - Service Class	495,688	442,119	53,569	316,498	751,048	(434,550)
ING Franklin Mutual Shares Portfolio - Service Class	79,482	161,503	(82,021)	87,484	63,119	24,365
ING Franklin Templeton Founding Strategy Portfolio - Service Class	144,612	426,776	(282,164)	102,433	87,680	14,753
ING Global Resources Portfolio - Adviser Class	137,501	27,789	109,712	-	-	-
ING Global Resources Portfolio - Service Class	46,048	157,665	(111,617)	32,597	122,305	(89,708)
ING Invesco Van Kampen Growth and Income Portfolio - Service Class	30,309	51,301	(20,992)	121,133	119,996	1,137
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	132,194	167,256	(35,062)	65,649	100,127	(34,478)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	141,448	112,179	29,269	52,951	56,391	(3,440)
ING Large Cap Growth Portfolio - Service Class	133,360	66,601	66,759	59,974	29,657	30,317
ING Large Cap Value Portfolio - Service Class	66,867	8,059	58,808	-	-	-
ING Limited Maturity Bond Portfolio - Service Class	-	1,801	(1,801)	-	4,064	(4,064)
ING Liquid Assets Portfolio - Service Class	2,007,523	2,354,856	(347,333)	1,467,394	2,703,732	(1,236,338)
ING Lord Abbett Growth and Income Portfolio - Service Class	-	24,266	(24,266)	72	5,734	(5,662)
ING Marsico Growth Portfolio - Service Class	246,141	225,578	20,563	133,038	70,866	62,172
ING MFS Total Return Portfolio - Service Class	101,889	181,543	(79,654)	52,620	103,541	(50,921)
ING MFS Utilities Portfolio - Service Class	205,113	173,949	31,164	192,807	193,991	(1,184)
ING Morgan Stanley Global Franchise Portfolio - Service Class	95,911	81,405	14,506	237,927	263,261	(25,334)
ING Morgan Stanley Global Tactical Asset Allocation Portfolio - Service Class	4,642	67,147	(62,505)	31,622	71,145	(39,523)
ING Oppenheimer Active Allocation Portfolio - Service Class	13,620	6,166	7,454	12,354	5,444	6,910
ING PIMCO High Yield Portfolio - Service Class	224,862	369,489	(144,627)	551,041	85,720	465,321
ING PIMCO Total Return Bond Portfolio - Service Class	936,221	1,338,204	(401,983)	1,091,474	853,765	237,709
ING Pioneer Fund Portfolio - Service Class	22,253	9,797	12,456	7,466	952	6,514
ING Pioneer Mid Cap Value Portfolio - Service Class	34,708	145,177	(110,469)	34,070	146,997	(112,927)

101

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year Ending December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Retirement Conservative Portfolio - Adviser Class	988,002	281,876	706,126	416,391	206,494	209,897
ING Retirement Growth Portfolio - Adviser Class	507,738	1,511,175	(1,003,437)	1,042,598	1,577,522	(534,924)
ING Retirement Moderate Growth Portfolio - Adviser Class	359,492	1,476,422	(1,116,930)	445,488	873,515	(428,027)
ING Retirement Moderate Portfolio - Adviser Class	345,736	1,042,006	(696,270)	557,228	589,719	(32,491)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	236,871	308,381	(71,510)	312,169	190,820	121,349
ING T. Rowe Price Equity Income Portfolio - Service Class	192,553	193,924	(1,371)	199,446	236,830	(37,384)
ING T. Rowe Price International Stock Portfolio - Service Class	181,691	137,725	43,966	16,744	77,689	(60,945)
ING Templeton Global Growth Portfolio - Service Class	34,600	124,683	(90,083)	39,184	46,453	(7,269)
ING Partners, Inc.:
ING American Century Small-Mid Cap Value Portfolio - Service Class	1,747	15,488	(13,741)	9,886	3,150	6,736
ING Baron Small Cap Growth Portfolio - Service Class	129,682	207,639	(77,957)	179,615	116,245	63,370
ING Columbia Small Cap Value II Portfolio - Service Class	28,423	77,099	(48,676)	7,794	53,244	(45,450)
ING Davis New York Venture Portfolio - Service Class	47,252	136,974	(89,722)	70,025	123,522	(53,497)
ING Global Bond Portfolio - Service Class	19,013	7,077	11,936	-	58	(58)
ING Invesco Van Kampen Comstock Portfolio - Service Class	28,663	76,190	(47,527)	138,334	252,811	(114,477)
ING Invesco Van Kampen Equity and Income Portfolio - Service Class	28,081	166,675	(138,594)	111,022	16,117	94,905
ING JPMorgan Mid Cap Value Portfolio - Service Class	116,572	68,112	48,460	58,185	51,831	6,354
ING Legg Mason ClearBridge Aggressive Growth Portfolio - Service Class	2,094	116,723	(114,629)	4,414	13,932	(9,518)
ING Oppenheimer Global Portfolio - Initial Class	1,976	5,312	(3,336)	1,731	2,730	(999)
ING Oppenheimer Global Portfolio - Service Class	49,292	144,487	(95,195)	30,056	86,238	(56,182)
ING PIMCO Total Return Portfolio - Service Class	-	701	(701)	-	1,973	(1,973)
ING Solution 2015 Portfolio - Service Class	2,188	250	1,938	1,850	942	908
ING Solution 2025 Portfolio - Service Class	-	696	(696)	-	20,690	(20,690)
ING Solution 2035 Portfolio - Service Class	-	68	(68)	-	70	(70)
ING Solution 2045 Portfolio - Service Class	-	13	(13)	-	12	(12)
ING Solution Income Portfolio - Service Class	1,630	140	1,490	1,408	782	626
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	4,626	30,310	(25,684)	23,045	8,441	14,604
ING T. Rowe Price Growth Equity Portfolio - Service Class	80,587	134,266	(53,679)	171,083	171,411	(328)
ING Templeton Foreign Equity Portfolio - Service Class	72,006	378,215	(306,209)	159,100	135,362	23,738

102

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year Ending December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Thornburg Value Portfolio - Initial Class	178	218	(40)	9	10	(1)
ING Thornburg Value Portfolio - Service Class	1,644	3,824	(2,180)	4,122	550	3,572
ING UBS U.S. Large Cap Equity Portfolio - Service Class	165	19,688	(19,523)	356	4,656	(4,300)
ING Strategic Allocation Portfolios, Inc.:
ING Strategic Allocation Conservative Portfolio - Class S	-	1	(1)	-	1	(1)
ING Strategic Allocation Growth Portfolio - Class S	8	7,364	(7,356)	52	846	(794)
ING Strategic Allocation Moderate Portfolio - Class S	-	61	(61)	-	23	(23)
ING Variable Funds:
ING Growth and Income Portfolio - Class A	3,213,829	375,773	2,838,056	-	-	-
ING Growth and Income Portfolio - Class I	-	20,649	(20,649)	57	6,786	(6,729)
ING Growth and Income Portfolio - Class S	833,911	92,925	740,986	81,125	47,328	33,797
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 5	133,949	327,512	(193,563)	5,084	48,199	(43,115)
ING GET U.S. Core Portfolio - Series 6	57,064	148,436	(91,372)	1,059	23,813	(22,754)
ING GET U.S. Core Portfolio - Series 7	359,841	385,610	(25,769)	9,814	29,301	(19,487)
ING GET U.S. Core Portfolio - Series 8	3,829	4,283	(454)	-	493	(493)
ING GET U.S. Core Portfolio - Series 9	28	261	(233)	11,630	14,745	(3,115)
ING GET U.S. Core Portfolio - Series 10	27	28	(1)	-	17,969	(17,969)
ING GET U.S. Core Portfolio - Series 11	2,122	4,162	(2,040)	-	(4)	4
ING GET U.S. Core Portfolio - Series 12	4,779	7,916	(3,137)	311	510	(199)
ING GET U.S. Core Portfolio - Series 13	41,868	55,522	(13,654)	8,917	10,144	(1,227)
ING GET U.S. Core Portfolio - Series 14	264,355	419,195	(154,840)	67,210	134,494	(67,284)
ING Variable Portfolios, Inc.:
ING BlackRock Science and Technology Opportunities Portfolio - Class S	311,501	340,618	(29,117)	451,782	261,605	190,177
ING Euro STOXX 50 Index Portfolio - Class A	3,422	5,095	(1,673)	11,362	7,166	4,196
ING FTSE 100 Index Portfolio - Class A	238	238	-	2,118	2,118	-
ING Hang Seng Index Portfolio - Class S	69,271	75,598	(6,327)	113,401	45,851	67,550
ING Index Plus LargeCap Portfolio - Class S	9,882	101,204	(91,322)	3,664	20,335	(16,671)
ING Index Plus MidCap Portfolio - Class S	25,833	133,616	(107,783)	18,448	58,747	(40,299)
ING Index Plus SmallCap Portfolio - Class S	36,452	114,255	(77,803)	4,275	37,604	(33,329)

103

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year Ending December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Portfolios, Inc. (continued):
ING International Index Portfolio - Class S	23,148	51,384	(28,236)	131,205	117,829	13,376
ING Japan TOPIX Index® Portfolio - Class A	12,052	2,964	9,088	6,910	5,134	1,776
ING Russell™ Large Cap Growth Index Portfolio - Class S	59,412	45,387	14,025	30,424	25,346	5,078
ING Russell™ Large Cap Index Portfolio - Class S	261,759	161,306	100,453	79,761	124,540	(44,779)
ING Russell™ Large Cap Value Index Portfolio - Class S	26,750	40,876	(14,126)	37,034	22,501	14,533
ING Russell™ Mid Cap Growth Index Portfolio - Class S	16,429	41,033	(24,604)	22,569	28,361	(5,792)
ING Russell™ Mid Cap Index Portfolio - Class S	42,996	56,278	(13,282)	94,872	52,257	42,615
ING Russell™ Small Cap Index Portfolio - Class S	197,206	77,470	119,736	72,414	53,190	19,224
ING Small Company Portfolio - Class S	9,988	73,584	(63,596)	87,511	137,457	(49,946)
ING U.S. Bond Index Portfolio - Class S	132,508	172,002	(39,494)	151,454	156,504	(5,050)
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	39,472	134,904	(95,432)	58,335	282,824	(224,489)
ING Variable Products Trust:
ING International Value Portfolio - Class S	76	34,502	(34,426)	4,853	11,071	(6,218)
ING MidCap Opportunities Portfolio - Class S	110,224	79,432	30,792	96,157	69,602	26,555
ING SmallCap Opportunities Portfolio - Class S	7,128	13,455	(6,327)	506	5,882	(5,376)
Invesco Variable Insurance Funds:
Invesco V.I. Leisure Fund - Series I Shares	176	3,580	(3,404)	103	3,496	(3,393)
Legg Mason Partners Variable Equity Trust:
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I	16	4,618	(4,602)	189	2,201	(2,012)
Legg Mason Global Currents Variable International All Cap Opportunity Portfolio	6	2,989	(2,983)	41	163	(122)
Legg Mason Variable Lifestyle Allocation 50%	125	9,579	(9,454)	152	10,520	(10,368)
Legg Mason Variable Lifestyle Allocation 70%	54	2,395	(2,341)	58	2,775	(2,717)
Legg Mason Variable Lifestyle Allocation 85%	132	2,746	(2,614)	103	2,979	(2,876)
Legg Mason Partners Variable Income Trust:
Legg Mason Western Asset Variable High Income Portfolio	-	721	(721)	33	73	(40)
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service Class	-	2,274	(2,274)	238	3,367	(3,129)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	188,695	68,192	120,503	2,582	566	2,016

104

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

			Year Ending December 31
		2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	4,633	17,081	(12,448)	1,099	13,988	(12,889)
ProFunds:
ProFund VP Bull	2	205	(203)	26	3,819	(3,793)
ProFund VP Europe 30	240	562	(322)	65	1,783	(1,718)
ProFund VP Rising Rates Opportunity	5,255	7,138	(1,883)	3,488	5,830	(2,342)

105

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

9.	Unit Summary

A summary of units outstanding as of December 31, 2011 follows:

Division/Contract	Units	Unit Value	Extended Value
BlackRock Global Allocation V.I. Fund - Class III
Contracts in accumulation period:
Band 6	413,300.093	$ 9.86	$ 4,075,139
Band 7	191.665	9.80	1,878
Band 9	32,025.733	9.67	309,689
Band 17	216,872.095	9.78	2,121,009
Band 19	934.081	9.73	9,089
Band 20	37,911.190	9.60	363,947
Band 22	2,564.486	9.54	24,465
Band 24	538,106.046	9.71	5,225,010
Band 25	306,484.231	9.63	2,951,443
Band 26	16,298.967	9.58	156,144
Band 28	180.682	9.47	1,711
Band 34	133,756.410	9.89	1,322,851
Band 35	44,768.463	9.80	438,731
	1,743,394.142		$ 17,001,106
Columbia Small Cap Value Fund, Variable Series - Class B
Contracts in accumulation period:
Band 6	15,904.283	$ 13.08	$ 208,028
Band 9	668.861	12.65	8,461
Band 17	21,930.143	12.90	282,899
Band 19	808.488	12.77	10,324
Band 20	8,306.365	12.47	103,580
Band 24	17,444.785	12.73	222,072
Band 25	3,153.894	12.55	39,581
	68,216.819		$ 874,945
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Contracts in accumulation period:
Band 5	4,033.761	$ 11.41	$ 46,025
Band 6	92,059.119	11.17	1,028,300
Band 9	17,769.674	10.60	188,359
Band 17	85,510.220	10.85	927,786
Band 19	5,525.880	10.73	59,293
Band 20	12,806.663	10.46	133,958
Band 22	2,172.196	10.34	22,461
Band 24	39,900.195	10.69	426,533
Band 25	30,970.183	10.53	326,116
Band 28	179.788	10.18	1,830
Band 30	136,703.891	8.26	1,129,174
Band 31	92,465.447	8.19	757,292
	520,097.017		$ 5,047,127

106

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Contracts in accumulation period:
Band 1	463.607	$ 12.82	$ 5,943
Band 3	396.418	12.69	5,031
Band 5	3,666.623	15.71	57,603
Band 6	375,381.962	15.38	5,773,375
Band 7	6.621	15.14	100
Band 8	278.424	14.91	4,151
Band 9	86,733.264	14.60	1,266,306
Band 17	384,316.665	13.72	5,272,825
Band 19	22,061.031	13.57	299,368
Band 20	152,217.792	13.22	2,012,319
Band 22	3,405.461	13.07	44,509
Band 24	179,823.030	13.52	2,431,207
Band 25	167,668.177	13.32	2,233,340
Band 26	8,350.053	13.17	109,970
Band 27	2,539.265	12.93	32,833
Band 28	1,998.268	12.88	25,738
Band 29	1,456.446	12.73	18,541
Band 30	351,248.880	9.55	3,354,427
Band 31	232,968.332	9.46	2,203,880
Band 34	67,202.844	9.35	628,347
Band 35	24,383.281	9.26	225,789
	2,066,566.444		$ 26,005,602
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 30	37,122.759	$ 10.01	$ 371,599
Band 31	61,979.606	9.92	614,838
	99,102.365		$ 986,437
ING Balanced Portfolio - Class S
Contracts in accumulation period:
Band 5	906.649	$ 10.03	$ 9,094
Band 6	4,094.085	9.91	40,572
Band 17	2,323.709	9.80	22,772
Band 20	2,366.338	9.52	22,528
Band 24	143.632	9.68	1,390
Band 30	3,377.434	9.57	32,322
Band 31	8,552.203	9.48	81,075
	21,764.050		$ 209,753

107

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 2	124.728	$ 12.24	$ 1,527
Band 3	857.220	12.16	10,424
Band 4	1,312.234	12.13	15,917
Band 6	262,174.226	12.29	3,222,121
Band 9	52,094.453	11.88	618,882
Band 17	289,652.158	12.12	3,510,584
Band 19	20,263.650	12.00	243,164
Band 20	103,322.976	11.71	1,209,912
Band 22	2,346.424	11.60	27,219
Band 24	193,214.043	11.96	2,310,840
Band 25	227,623.640	11.80	2,685,959
Band 26	1,119.955	11.67	13,070
Band 27	4,322.672	11.48	49,624
Band 28	20,176.177	11.44	230,815
Band 30	177,420.592	11.76	2,086,466
Band 31	244,960.238	11.65	2,853,787
Band 34	33,436.720	11.25	376,163
Band 35	16,656.407	11.14	185,552
	1,651,078.513		$ 19,652,026
ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Band 6	286,874.460	$ 9.66	$ 2,771,207
Band 9	109,008.423	9.48	1,033,400
Band 17	151,187.191	9.59	1,449,885
Band 19	6,978.182	9.53	66,502
Band 20	26,539.554	9.41	249,737
Band 24	110,059.830	9.51	1,046,669
Band 25	108,210.904	9.44	1,021,511
Band 26	12,537.386	9.39	117,726
Band 34	175,696.776	9.69	1,702,502
Band 35	64,148.889	9.60	615,829
	1,051,241.595		$ 10,074,968

108

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Bond Portfolio
Contracts in accumulation period:
Band 6	241,678.723	$ 10.73	$ 2,593,213
Band 7	101.780	10.67	1,086
Band 9	57,939.361	10.52	609,522
Band 17	211,749.033	10.65	2,255,127
Band 19	14,002.235	10.58	148,144
Band 20	82,295.105	10.43	858,338
Band 22	8,088.945	10.37	83,882
Band 24	208,695.031	10.56	2,203,820
Band 25	204,560.561	10.48	2,143,795
Band 26	17,179.901	10.41	178,843
Band 27	7,418.601	10.31	76,486
Band 28	13,488.845	10.29	138,800
Band 30	242,226.019	10.84	2,625,730
Band 31	84,926.580	10.75	912,961
Band 34	36,481.566	10.88	396,919
Band 35	10,856.512	10.78	117,033
	1,441,688.798		$ 15,343,699
ING American Funds Global Growth and Income Portfolio
Contracts in accumulation period:
Band 6	19.632	$ 9.34	$ 183
Band 9	672.153	9.29	6,244
Band 17	7,313.871	9.32	68,165
Band 25	14,270.300	9.28	132,428
Band 28	4,879.381	9.24	45,085
	27,155.337		$ 252,105
ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 1	1,117.934	$ 13.43	$ 15,014
Band 2	244.828	9.96	2,438
Band 3	6,426.541	13.26	85,216
Band 4	22.658	9.87	224
Band 5	5,640.338	13.65	76,991
Band 6	863,705.612	13.43	11,599,566
Band 7	62.465	13.26	828
Band 9	147,266.736	12.88	1,896,796
Band 17	928,814.402	12.51	11,619,468
Band 19	36,817.546	12.37	455,433
Band 20	227,338.276	12.05	2,739,426
Band 22	83,956.263	11.92	1,000,759
Band 24	533,452.209	12.32	6,572,131
Band 25	550,964.586	12.14	6,688,710
Band 26	20,083.396	12.01	241,202
Band 27	8,762.557	11.78	103,223
Band 28	6,956.337	11.74	81,667
Band 30	236,693.921	8.88	2,101,842
Band 31	79,222.048	8.80	697,154
Band 34	40,685.030	8.92	362,910
Band 35	46,156.385	8.83	407,561
	3,824,390.068		$ 46,748,559

109

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Growth and Income Portfolio
Contracts in accumulation period:
Band 6	1,813.601	$ 8.83	$ 16,014
Band 9	284.529	8.79	2,501
	2,098.130		$ 18,515
ING American Funds International Portfolio
Contracts in accumulation period:
Band 1	490.923	$ 15.94	$ 7,825
Band 2	235.156	10.36	2,436
Band 3	4,077.361	15.74	64,178
Band 4	20.308	10.27	209
Band 6	296,102.588	15.94	4,719,875
Band 7	12.437	15.74	196
Band 9	47,276.175	15.29	722,853
Band 17	510,266.138	13.28	6,776,334
Band 19	20,719.793	13.13	272,051
Band 20	96,928.575	12.79	1,239,716
Band 22	6,516.760	12.65	82,437
Band 24	264,899.450	13.08	3,464,885
Band 25	240,010.500	12.89	3,093,735
Band 26	14,036.569	12.75	178,966
Band 27	2,208.675	12.51	27,631
Band 28	3,818.606	12.46	47,580
Band 30	218,033.507	8.33	1,816,219
Band 31	153,857.822	8.25	1,269,327
Band 34	49,602.513	7.89	391,364
Band 35	2,784.540	7.81	21,747
	1,931,898.396		$ 24,199,564
ING American Funds World Allocation Portfolio - Service Class
Contracts in accumulation period:
Band 6	37,383.842	$ 14.54	$ 543,561
Band 9	551.605	14.33	7,904
Band 17	15,882.692	14.45	229,505
Band 19	3,511.926	14.39	50,537
Band 20	1,708.970	14.24	24,336
Band 22	484.026	14.18	6,863
Band 24	27,234.742	14.37	391,363
Band 25	25,048.263	14.28	357,689
Band 27	1,299.493	14.12	18,349
Band 28	924.228	14.09	13,022
Band 34	20,559.838	14.58	299,762
Band 35	1,936.902	14.47	28,027
	136,526.527		$ 1,970,918

110

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Artio Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,283.333	$ 9.28	$ 11,909
Band 6	171,612.833	11.18	1,918,631
Band 9	15,466.570	10.65	164,719
Band 17	258,811.474	10.61	2,745,990
Band 19	6,799.413	10.49	71,326
Band 20	23,251.548	10.22	237,631
Band 22	7,583.353	10.11	76,668
Band 24	141,556.678	10.45	1,479,267
Band 25	85,099.747	10.30	876,527
Band 26	4,460.262	10.18	45,405
Band 29	605.970	9.84	5,963
Band 34	6,014.868	5.97	35,909
Band 35	38,694.081	5.91	228,682
	761,240.130		$ 7,898,627
ING BlackRock Health Sciences Opportunities Portfolio - Service
Class
Contracts in accumulation period:
Band 1	417.731	$ 12.40	$ 5,180
Band 3	1,790.813	12.28	21,991
Band 5	3,577.362	12.08	43,215
Band 6	121,999.235	11.90	1,451,791
Band 9	8,382.213	11.45	95,976
Band 17	75,218.047	12.78	961,287
Band 19	731.979	12.64	9,252
Band 20	16,899.182	12.31	208,029
Band 22	239.521	12.18	2,917
Band 24	49,791.088	12.59	626,870
Band 25	162,755.624	12.41	2,019,797
Band 26	2,182.744	12.27	26,782
Band 27	10,310.757	12.04	124,142
Band 28	702.480	11.99	8,423
Band 34	3,115.152	9.81	30,560
Band 35	3,655.726	9.72	35,534
	461,769.654		$ 5,671,746

111

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Inflation Protected Bond Portfolio - Service Class
Contracts in accumulation period:
Band 5	588.680	$ 12.28	$ 7,229
Band 6	195,756.749	12.21	2,390,190
Band 9	79,194.304	12.05	954,291
Band 17	93,993.658	12.15	1,142,023
Band 19	10,851.066	12.10	131,298
Band 20	47,181.932	11.98	565,240
Band 22	1,406.232	11.93	16,776
Band 24	78,998.417	12.08	954,301
Band 25	133,210.229	12.01	1,599,855
Band 26	7,289.002	11.96	87,176
Band 27	5,343.283	11.88	63,478
Band 28	19,522.330	11.86	231,535
Band 30	196,108.372	12.30	2,412,133
Band 31	282,596.273	12.23	3,456,152
Band 34	23,466.570	12.25	287,465
Band 35	6,116.224	12.16	74,373
	1,181,623.321		$ 14,373,515
ING BlackRock Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	327.645	$ 10.94	$ 3,584
Band 3	183.857	10.83	1,991
Band 5	1,880.979	11.09	20,860
Band 6	115,697.596	10.94	1,265,732
Band 8	346.816	10.72	3,718
Band 9	11,111.124	10.58	117,556
Band 17	72,396.368	10.79	781,157
Band 19	163.215	10.68	1,743
Band 20	14,119.735	10.43	147,269
Band 22	3,857.725	10.32	39,812
Band 24	40,309.021	10.64	428,888
Band 25	25,083.082	10.50	263,372
Band 26	259.921	10.39	2,701
Band 30	2,017.860	8.97	18,100
Band 31	518.241	8.89	4,607
Band 34	13,863.376	9.45	131,009
Band 35	3,436.670	9.36	32,167
	305,573.231		$ 3,264,266

112

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Clarion Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 6	77,791.496	$ 10.22	$ 795,029
Band 7	59.945	10.13	607
Band 8	220.890	10.05	2,220
Band 9	14,610.614	9.93	145,083
Band 17	66,585.208	10.10	672,511
Band 19	6,918.161	10.02	69,320
Band 20	14,439.187	9.82	141,793
Band 22	3,769.613	9.73	36,678
Band 24	55,786.643	9.99	557,309
Band 25	57,612.219	9.87	568,633
Band 26	1,726.593	9.79	16,903
Band 30	113,145.451	8.11	917,610
Band 31	110,447.246	8.05	889,100
Band 34	1,171.187	8.78	10,283
Band 35	730.108	8.70	6,352
	525,014.561		$ 4,829,431
ING Clarion Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,491.452	$ 75.17	$ 112,112
Band 2	101.408	12.29	1,246
Band 3	1,312.625	72.61	95,310
Band 4	39.468	12.17	480
Band 5	246.598	20.04	4,942
Band 6	98,709.479	19.73	1,947,538
Band 9	5,932.217	18.99	112,653
Band 17	63,262.623	16.59	1,049,527
Band 19	5,666.138	16.41	92,981
Band 20	15,658.525	15.98	250,223
Band 22	482.366	15.80	7,621
Band 24	28,931.114	16.34	472,734
Band 25	20,919.578	16.10	336,805
Band 26	7,307.197	15.92	116,331
Band 29	271.388	15.39	4,177
	250,332.176		$ 4,604,680
ING DFA World Equity Portfolio - Service Class
Contracts in accumulation period:
Band 6	36,771.565	$ 7.44	$ 273,580
Band 9	7,235.777	7.28	52,676
Band 17	45,890.607	7.38	338,673
Band 20	544.436	7.21	3,925
Band 24	83,274.341	7.31	608,735
Band 25	58,149.246	7.25	421,582
Band 31	2,789.539	8.54	23,823
Band 34	568.382	8.36	4,752
Band 35	18,202.221	8.28	150,714
	253,426.114		$ 1,878,460

113

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,719.389	$ 15.57	$ 26,771
Band 3	71,672.210	15.30	1,096,585
Band 6	135,616.871	13.84	1,876,937
Band 9	27,113.020	13.38	362,772
Band 17	136,513.970	13.65	1,863,416
Band 19	6,272.745	13.51	84,745
Band 20	21,590.018	13.19	284,772
Band 22	1,739.031	13.06	22,712
Band 24	101,671.862	13.47	1,369,520
Band 25	69,876.294	13.29	928,656
Band 26	6,172.904	13.15	81,174
Band 28	472.377	12.88	6,084
Band 34	8,405.797	10.08	84,730
	588,836.488		$ 8,088,874
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 3	719.701	$ 11.31	$ 8,140
Band 6	329,757.662	11.40	3,759,237
Band 7	257.842	11.31	2,916
Band 8	668.292	11.21	7,492
Band 9	261,908.018	11.08	2,901,941
Band 17	205,283.828	11.27	2,313,549
Band 19	11,724.503	11.18	131,080
Band 20	77,398.326	10.95	847,512
Band 22	1,823.175	10.86	19,800
Band 24	298,694.197	11.14	3,327,453
Band 25	415,437.888	11.02	4,578,126
Band 26	1,480.935	10.92	16,172
Band 27	3,763.827	10.76	40,499
Band 28	12,681.122	10.73	136,068
Band 34	17,236.065	10.71	184,598
Band 35	13,576.251	10.60	143,908
	1,652,411.632		$ 18,418,491
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 5	704.027	$ 9.95	$ 7,005
Band 6	168,227.229	9.86	1,658,720
Band 8	612.163	9.72	5,950
Band 9	30,362.609	9.63	292,392
Band 17	81,932.539	9.76	799,662
Band 19	4,760.992	9.70	46,182
Band 20	9,392.559	9.54	89,605
Band 22	787.366	9.47	7,456
Band 24	160,965.821	9.67	1,556,539
Band 25	129,113.856	9.58	1,236,911
Band 26	3,179.477	9.51	30,237
Band 28	1,326.132	9.38	12,439
Band 34	2,279.233	8.96	20,422
Band 35	21,334.422	8.87	189,236
	614,978.425		$ 5,952,756

114

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio - Service Class
Contracts in accumulation period:
Band 6	189,718.871	$ 8.38	$ 1,589,844
Band 9	92,320.370	8.19	756,104
Band 17	359,076.596	8.30	2,980,336
Band 19	36,007.296	8.24	296,700
Band 20	85,804.448	8.11	695,874
Band 22	2,718.123	8.05	21,881
Band 24	286,554.927	8.22	2,355,481
Band 25	209,671.525	8.14	1,706,726
Band 26	34,795.918	8.09	281,499
Band 31	14,787.244	9.24	136,634
Band 34	140,022.542	9.38	1,313,411
Band 35	43,400.441	9.29	403,190
	1,494,878.301		$ 12,537,680
ING Global Resources Portfolio - Adviser Class
Contracts in accumulation period:
Band 6	33,296.826	$ 8.87	$ 295,343
Band 9	3,793.504	8.83	33,497
Band 17	25,117.681	8.85	222,291
Band 19	1,330.741	8.84	11,764
Band 20	21,609.161	8.81	190,377
Band 22	1,579.394	8.80	13,899
Band 24	1,339.540	8.84	11,842
Band 25	7,225.535	8.82	63,729
Band 26	7,256.203	8.81	63,927
Band 27	6,705.694	8.79	58,943
Band 34	458.136	8.88	4,068
	109,712.415		$ 969,680
ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Band 1	604.125	$ 41.49	$ 25,065
Band 3	1,546.267	40.07	61,959
Band 5	1,190.002	18.27	21,741
Band 6	134,218.832	18.02	2,418,623
Band 9	54,503.217	17.43	949,991
Band 17	157,709.530	17.78	2,804,075
Band 19	10,490.299	17.60	184,629
Band 20	40,093.761	17.18	688,811
Band 22	2,693.769	17.01	45,821
Band 24	139,321.463	17.54	2,443,698
Band 25	91,394.945	17.30	1,581,133
Band 26	1,999.072	17.12	34,224
Band 27	23,557.146	16.83	396,467
Band 28	1,684.089	16.77	28,242
Band 34	1,781.577	9.11	16,230
Band 35	3,055.971	9.02	27,565
	665,844.065		$ 11,728,274

115

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Invesco Van Kampen Growth and Income Portfolio - Service
Class
Contracts in accumulation period:
Band 1	103.055	$ 29.11	$ 3,000
Band 2	560.537	10.12	5,673
Band 3	17,283.833	28.32	489,478
Band 4	23.742	10.03	238
Band 6	61,424.089	11.35	697,163
Band 9	11,146.818	10.98	122,392
Band 17	48,579.990	11.20	544,096
Band 19	2,093.191	11.08	23,193
Band 20	5,495.919	10.82	59,466
Band 22	1,753.012	10.71	18,775
Band 24	25,218.596	11.05	278,665
Band 25	15,728.925	10.90	171,445
Band 26	502.373	10.79	5,421
Band 27	580.165	10.60	6,150
Band 34	1,421.382	9.51	13,517
Band 35	293.750	9.41	2,764
	192,209.377		$ 2,441,436
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,450.039	$ 20.18	$ 49,442
Band 3	6,907.033	19.76	136,483
Band 5	499.014	19.97	9,965
Band 6	239,585.738	19.70	4,719,839
Band 7	13.643	19.50	266
Band 9	33,744.482	19.05	642,832
Band 17	139,094.768	19.43	2,702,611
Band 19	21,180.873	19.23	407,308
Band 20	40,622.718	18.78	762,895
Band 22	1,920.335	18.59	35,699
Band 24	118,030.860	19.17	2,262,652
Band 25	89,072.248	18.91	1,684,356
Band 26	9,131.783	18.72	170,947
Band 27	1,441.059	18.40	26,515
Band 28	339.714	18.33	6,227
Band 29	171.847	18.14	3,117
Band 30	136,288.056	8.27	1,127,102
Band 31	137,777.811	8.21	1,131,156
Band 34	23,179.660	8.63	200,040
Band 35	2,672.112	8.54	22,820
	1,004,123.793		$ 16,102,272

116

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Contracts in accumulation period:
Band 5	739.386	$ 16.02	$ 11,845
Band 6	84,394.455	15.71	1,325,837
Band 9	9,031.896	14.97	135,207
Band 17	136,855.090	14.18	1,940,605
Band 19	5,815.370	14.03	81,590
Band 20	28,072.423	13.66	383,469
Band 22	4,097.070	13.51	55,351
Band 24	50,633.780	13.97	707,354
Band 25	31,740.679	13.77	437,069
Band 26	38.871	13.61	529
Band 28	292.332	13.31	3,891
Band 34	7,207.187	11.41	82,234
Band 35	420.072	11.30	4,747
	359,338.611		$ 5,169,728
ING Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,591.883	$ 14.43	$ 22,971
Band 6	48,707.381	14.20	691,645
Band 7	12.157	14.04	171
Band 9	4,264.883	13.67	58,301
Band 17	77,947.451	15.04	1,172,330
Band 19	4,035.201	14.88	60,044
Band 20	12,526.179	14.49	181,504
Band 22	533.718	14.33	7,648
Band 24	41,388.106	14.82	613,372
Band 25	9,729.210	14.60	142,046
Band 26	5,762.424	14.44	83,209
Band 30	9,708.233	12.11	117,567
Band 31	11,773.310	12.01	141,397
Band 34	3,890.602	16.97	66,024
Band 35	321.491	16.84	5,414
	232,192.229		$ 3,363,643
ING Large Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 3	3,666.762	$ 10.05	$ 36,851
Band 6	6,064.351	10.07	61,068
Band 9	1,036.033	10.02	10,381
Band 17	36,695.844	10.05	368,793
Band 22	521.393	9.99	5,209
Band 24	1,679.806	10.03	16,848
Band 25	9,143.919	10.01	91,531
	58,808.108		$ 590,681
ING Limited Maturity Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	989.535	$ 23.86	$ 23,610
Band 3	9,481.635	23.05	218,552
	10,471.170		$ 242,162

117

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Liquid Assets Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,287.678	$ 17.06	$ 90,208
Band 2	2,662.247	9.82	26,143
Band 3	37,436.025	16.47	616,571
Band 4	10,181.197	9.76	99,368
Band 5	44,952.915	17.84	801,960
Band 6	362,383.545	17.06	6,182,263
Band 7	11,102.231	16.47	182,854
Band 9	106,226.684	15.19	1,613,583
Band 17	691,833.264	10.48	7,250,413
Band 19	37,283.906	10.36	386,261
Band 20	158,352.720	10.09	1,597,779
Band 22	1,346.930	9.98	13,442
Band 24	406,021.465	10.32	4,190,142
Band 25	185,293.335	10.17	1,884,433
Band 26	8,896.780	10.05	89,413
Band 27	553.580	9.87	5,464
Band 28	12,177.625	9.83	119,706
Band 30	7,614.644	10.02	76,299
Band 31	3,686.881	9.93	36,611
Band 34	4,009.997	9.78	39,218
Band 35	13,999.057	9.68	135,511
	2,111,302.706		$ 25,437,642
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	5,255.480	$ 16.77	$ 88,134
Band 3	114,202.757	16.37	1,869,499
Band 6	80,616.741	12.17	981,106
Band 9	25,736.839	11.71	301,378
Band 17	150,886.410	12.21	1,842,323
Band 19	4,136.150	12.07	49,923
Band 20	11,833.258	11.76	139,159
Band 22	260.226	11.63	3,026
Band 24	57,349.660	12.03	689,916
Band 25	228,994.354	11.85	2,713,583
Band 26	215.518	11.72	2,526
Band 27	6,560.262	11.50	75,443
Band 28	1,628.086	11.45	18,642
Band 34	8,569.917	9.64	82,614
Band 35	4,403.867	9.54	42,013
	700,649.525		$ 8,899,285

118

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	590.158	$ 27.61	$ 16,294
Band 2	4,537.669	27.61	125,285
Band 3	29,603.484	26.90	796,334
Band 4	15,267.836	26.90	410,705
Band 5	2,571.880	28.59	73,530
Band 6	93,134.265	27.61	2,571,437
Band 7	92.417	26.90	2,486
Band 9	14,206.909	25.33	359,861
Band 10	345.652	24.67	8,527
Band 17	147,580.879	11.88	1,753,261
Band 19	10,494.311	11.75	123,308
Band 20	51,549.233	11.44	589,723
Band 22	6,773.680	11.32	76,678
Band 24	136,597.725	11.70	1,598,193
Band 25	91,441.103	11.53	1,054,316
Band 26	5,968.241	11.40	68,038
Band 27	5,117.796	11.19	57,268
Band 30	25,496.451	10.06	256,494
Band 31	2,373.490	9.97	23,664
Band 34	29,209.251	10.19	297,642
Band 35	1,815.672	10.09	18,320
	674,768.102		$ 10,281,364
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,056.535	$ 17.46	$ 18,447
Band 6	186,926.009	17.64	3,297,375
Band 9	27,113.585	17.06	462,558
Band 17	151,393.930	17.40	2,634,254
Band 19	11,821.071	17.22	203,559
Band 20	18,446.923	16.82	310,277
Band 22	3,514.656	16.65	58,519
Band 24	92,984.177	17.17	1,596,538
Band 25	188,601.571	16.94	3,194,911
Band 26	1,556.802	16.76	26,092
Band 27	41,833.360	16.48	689,414
Band 28	757.293	16.42	12,435
Band 30	51,032.237	9.90	505,219
Band 31	103,934.430	9.83	1,021,675
Band 34	5,596.324	10.18	56,971
Band 35	10,585.782	10.08	106,705
	897,154.685		$ 14,194,949

119

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Morgan Stanley Global Franchise Portfolio - Service Class
Contracts in accumulation period:
Band 3	785.281	$ 14.90	$ 11,701
Band 6	124,622.606	15.05	1,875,570
Band 7	80.824	14.90	1,204
Band 9	9,433.271	14.55	137,254
Band 17	58,524.825	14.85	869,094
Band 19	321.251	14.70	4,722
Band 20	20,980.277	14.35	301,067
Band 22	456.730	14.20	6,486
Band 24	63,420.571	14.65	929,111
Band 25	61,583.135	14.45	889,876
Band 26	3,130.502	14.30	44,766
Band 27	17,549.405	14.06	246,745
Band 34	15,209.159	11.80	179,468
Band 35	17,395.202	11.68	203,176
	393,493.039		$ 5,700,240
ING Oppenheimer Active Allocation Portfolio - Service Class
Contracts in accumulation period:
Band 6	5,104.788	$ 14.26	$ 72,794
Band 9	653.201	14.06	9,184
Band 17	11,918.140	14.18	168,999
Band 19	566.149	14.12	7,994
Band 20	606.105	13.97	8,467
Band 24	13,876.993	14.10	195,666
Band 25	10,927.595	14.01	153,096
Band 34	150.088	14.31	2,148
Band 35	2,158.317	14.20	30,648
	45,961.376		$ 648,996
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,990.037	$ 16.01	$ 31,860
Band 3	4,489.178	15.83	71,064
Band 5	2,072.950	16.26	33,706
Band 6	146,160.508	16.01	2,340,030
Band 9	7,488.167	15.41	115,393
Band 17	120,629.046	15.32	1,848,037
Band 19	8,011.278	15.14	121,291
Band 20	44,743.957	14.75	659,973
Band 22	820.412	14.59	11,970
Band 24	72,165.187	15.09	1,088,973
Band 25	308,255.530	14.87	4,583,760
Band 26	7,000.446	14.70	102,907
Band 27	24,859.012	14.43	358,716
Band 30	5,214.217	13.80	71,956
Band 31	7,217.674	13.67	98,666
Band 34	6,614.874	13.38	88,507
	767,732.473		$ 11,626,809

120

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,686.361	$ 19.54	$ 52,491
Band 3	16,051.000	19.04	305,611
Band 5	3,133.632	20.23	63,393
Band 6	672,832.509	19.54	13,147,147
Band 7	398.155	19.04	7,581
Band 9	136,723.525	17.92	2,450,086
Band 17	888,047.984	14.18	12,592,520
Band 19	22,111.982	14.02	310,010
Band 20	303,458.088	13.66	4,145,237
Band 22	17,294.922	13.51	233,654
Band 24	553,812.286	13.97	7,736,758
Band 25	688,403.339	13.76	9,472,430
Band 26	16,487.304	13.61	224,392
Band 27	6,027.295	13.35	80,464
Band 28	23,661.261	13.30	314,695
Band 30	28,607.608	13.43	384,200
Band 31	9,299.131	13.31	123,771
Band 34	196,659.572	12.37	2,432,679
Band 35	76,657.777	12.25	939,058
	3,662,353.731		$ 55,016,177
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 6	4,836.561	$ 11.21	$ 54,218
Band 9	3,722.763	10.84	40,355
Band 17	8,179.673	11.06	90,467
Band 20	1,617.430	10.69	17,290
Band 24	5,844.445	10.91	63,763
Band 25	11,585.188	10.76	124,657
Band 30	6,988.988	8.94	62,482
Band 34	1,890.663	9.10	17,205
	44,665.711		$ 470,437

121

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 1	276.537	$ 11.25	$ 3,111
Band 3	26,445.137	11.13	294,334
Band 6	159,174.533	11.25	1,790,713
Band 7	61.754	11.13	687
Band 9	12,374.199	10.88	134,631
Band 17	195,413.993	11.09	2,167,141
Band 19	1,087.019	10.98	11,935
Band 20	34,081.292	10.72	365,351
Band 22	2,308.658	10.62	24,518
Band 24	60,141.918	10.94	657,953
Band 25	30,811.915	10.80	332,769
Band 26	3,909.439	10.69	41,792
Band 27	751.417	10.51	7,897
Band 28	844.977	10.47	8,847
Band 29	1,399.040	10.36	14,494
Band 30	78,899.149	9.12	719,560
Band 31	70,465.638	9.04	637,009
Band 34	2,986.025	9.50	28,367
Band 35	1,202.658	9.41	11,317
	682,635.298		$ 7,252,426
ING Retirement Conservative Portfolio - Adviser Class
Contracts in accumulation period:
Band 6	123,748.933	$ 9.20	$ 1,138,490
Band 9	21,287.479	9.10	193,716
Band 17	109,760.210	9.16	1,005,404
Band 20	28,048.409	9.06	254,119
Band 22	336.144	9.03	3,035
Band 24	582,668.673	9.12	5,313,938
Band 25	321,937.619	9.08	2,923,194
Band 28	2,208.611	8.99	19,855
Band 34	209,408.512	9.22	1,930,746
Band 35	155,371.253	9.17	1,424,754
	1,554,775.843		$ 14,207,251
ING Retirement Growth Portfolio - Adviser Class
Contracts in accumulation period:
Band 6	2,532,881.562	$ 10.08	$ 25,531,446
Band 8	5,505.352	10.01	55,109
Band 9	245,389.639	9.97	2,446,535
Band 17	2,695,846.935	10.04	27,066,303
Band 19	73,292.899	10.00	732,929
Band 20	300,641.087	9.92	2,982,360
Band 22	23,537.738	9.89	232,788
Band 24	1,947,649.033	9.99	19,457,014
Band 25	1,449,464.351	9.95	14,422,170
Band 26	95,825.326	9.91	949,629
Band 28	5,673.581	9.84	55,828
Band 34	145,607.886	10.10	1,470,640
Band 35	115,887.775	10.05	1,164,672
	9,637,203.164		$ 96,567,423

122

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Retirement Moderate Growth Portfolio - Adviser Class
Contracts in accumulation period:
Band 5	15,916.880	$ 10.48	$ 166,809
Band 6	1,927,529.625	10.44	20,123,409
Band 8	3,281.485	10.37	34,029
Band 9	275,871.922	10.32	2,846,998
Band 17	2,175,976.923	10.39	22,608,400
Band 19	207,376.522	10.36	2,148,421
Band 20	254,231.811	10.28	2,613,503
Band 22	9,436.042	10.24	96,625
Band 24	1,182,159.972	10.34	12,223,534
Band 25	808,176.060	10.30	8,324,213
Band 26	73,484.787	10.26	753,954
Band 27	7,264.177	10.21	74,167
Band 28	1,812.808	10.19	18,473
Band 34	322,302.223	10.46	3,371,281
Band 35	126,144.331	10.40	1,311,901
	7,390,965.568		$ 76,715,717
ING Retirement Moderate Portfolio - Adviser Class
Contracts in accumulation period:
Band 3	1,522.745	$ 10.73	$ 16,339
Band 4	2,443.424	10.73	26,218
Band 6	806,851.301	10.76	8,681,720
Band 9	192,403.988	10.64	2,047,178
Band 17	855,940.345	10.71	9,167,121
Band 19	61,891.817	10.68	661,005
Band 20	142,108.337	10.59	1,504,927
Band 22	58,410.179	10.56	616,811
Band 24	746,293.861	10.67	7,962,955
Band 25	697,533.779	10.62	7,407,809
Band 26	47,878.347	10.58	506,553
Band 34	357,478.721	10.79	3,857,195
Band 35	251,097.290	10.73	2,694,274
	4,221,854.134		$ 45,150,105

123

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,092.162	$ 54.41	$ 59,425
Band 3	8,616.102	52.55	452,776
Band 5	1,045.425	14.04	14,678
Band 6	1,066,510.319	13.85	14,771,168
Band 7	210.109	13.71	2,881
Band 9	46,014.321	13.39	616,132
Band 17	455,529.202	13.66	6,222,529
Band 19	31,506.897	13.52	425,973
Band 20	139,739.548	13.21	1,845,959
Band 22	8,624.508	13.07	112,722
Band 24	300,271.838	13.48	4,047,664
Band 25	189,916.262	13.30	2,525,886
Band 26	15,130.875	13.16	199,122
Band 28	563.417	12.89	7,262
Band 30	39,146.273	10.96	429,043
Band 31	12,712.408	10.88	138,311
Band 34	105,814.514	11.18	1,183,006
Band 35	34,215.842	11.08	379,112
	2,456,660.022		$ 33,433,649
ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Band 1	1,843.844	$ 31.33	$ 57,768
Band 3	10,468.295	30.26	316,771
Band 6	176,832.598	11.98	2,118,455
Band 7	60.904	11.84	721
Band 9	30,111.183	11.53	347,182
Band 17	187,388.125	11.62	2,177,450
Band 19	9,799.056	11.49	112,591
Band 20	33,976.810	11.20	380,540
Band 22	4,001.541	11.07	44,297
Band 24	95,005.888	11.45	1,087,817
Band 25	123,796.199	11.28	1,396,421
Band 26	8,500.530	11.16	94,866
Band 27	1,051.097	10.95	11,510
Band 28	419.220	10.90	4,569
Band 30	65,045.272	9.01	586,058
Band 31	42,574.761	8.93	380,193
Band 34	62,168.454	9.32	579,410
Band 35	4,139.798	9.23	38,210
	857,183.575		$ 9,734,829

124

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price International Stock Portfolio - Service Class
Contracts in accumulation period:
Band 3	11,075.492	$ 11.82	$ 130,912
Band 5	1,008.235	12.11	12,210
Band 6	117,482.888	11.94	1,402,746
Band 9	94,529.100	11.55	1,091,811
Band 17	54,454.555	11.78	641,475
Band 19	13,339.892	11.66	155,543
Band 20	12,283.575	11.39	139,910
Band 22	216.548	11.28	2,443
Band 24	69,744.796	11.63	811,132
Band 25	94,757.908	11.47	1,086,873
Band 26	1,610.941	11.35	18,284
Band 28	2,261.612	11.12	25,149
Band 30	56,338.984	7.04	396,626
Band 31	68,719.772	6.98	479,664
Band 34	1,814.553	7.38	13,391
	599,638.851		$ 6,408,169
ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	685.222	$ 21.06	$ 14,431
Band 3	12,607.115	20.46	257,942
Band 6	125,171.757	10.81	1,353,107
Band 8	211.674	10.59	2,242
Band 9	11,051.293	10.45	115,486
Band 17	81,909.058	10.66	873,151
Band 19	3,734.253	10.55	39,396
Band 20	12,813.051	10.30	131,974
Band 22	1,866.726	10.20	19,041
Band 24	88,158.501	10.52	927,427
Band 25	41,317.015	10.37	428,457
Band 26	897.705	10.27	9,219
Band 28	408.997	10.06	4,115
Band 34	17,391.543	8.54	148,524
Band 35	1,651.863	8.45	13,958
	399,875.773		$ 4,338,470
ING American Century Small-Mid Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 30	29,399.361	$ 10.93	$ 321,335
Band 31	21,568.928	10.84	233,807
	50,968.289		$ 555,142

125

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,775.672	$ 12.70	$ 22,551
Band 6	302,170.970	12.83	3,876,854
Band 9	11,661.581	12.41	144,720
Band 17	278,216.131	12.66	3,522,216
Band 19	12,574.472	12.53	157,558
Band 20	68,576.069	12.23	838,685
Band 22	2,435.476	12.11	29,494
Band 24	100,520.114	12.49	1,255,496
Band 25	106,927.559	12.32	1,317,348
Band 26	3,862.025	12.19	47,078
Band 28	2,333.116	11.94	27,857
Band 30	60,290.531	10.27	619,184
Band 31	40,368.083	10.18	410,947
Band 34	18,356.504	10.79	198,067
Band 35	3,072.738	10.68	32,817
	1,013,141.041		$ 12,500,872
ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
Band 6	88,821.870	$ 9.75	$ 866,013
Band 9	4,677.473	9.48	44,342
Band 17	81,119.419	9.64	781,991
Band 19	673.737	9.56	6,441
Band 20	20,574.045	9.37	192,779
Band 22	762.068	9.29	7,080
Band 24	85,880.380	9.53	818,440
Band 25	63,799.265	9.42	600,989
Band 26	7,463.967	9.34	69,713
Band 27	2,529.203	9.21	23,294
Band 28	520.836	9.18	4,781
Band 29	815.735	9.10	7,423
Band 34	1,438.121	10.37	14,913
Band 35	2,895.886	10.27	29,741
	361,972.005		$ 3,467,940
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 6	205,389.287	$ 9.31	$ 1,912,174
Band 9	34,505.821	9.03	311,588
Band 17	258,025.212	9.20	2,373,832
Band 19	839.993	9.12	7,661
Band 20	31,064.316	8.92	277,094
Band 22	7,588.622	8.84	67,083
Band 24	192,837.283	9.09	1,752,891
Band 25	140,130.100	8.97	1,256,967
Band 26	2,288.328	8.89	20,343
Band 30	17,446.445	8.57	149,516
Band 31	27,112.147	8.49	230,182
Band 34	6,756.469	8.78	59,322
Band 35	5,716.795	8.69	49,679
	929,700.818		$ 8,468,332

126

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Bond Portfolio - Service Class
Contracts in accumulation period:
Band 30	4,772.286	$ 12.42	$ 59,272
Band 31	17,635.094	12.31	217,088
	22,407.380		$ 276,360
ING Invesco Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 5	5,390.879	$ 12.35	$ 66,577
Band 6	57,622.077	12.11	697,803
Band 9	1,580.473	11.54	18,239
Band 17	71,006.771	10.85	770,423
Band 19	12,313.674	10.73	132,126
Band 20	37,019.625	10.45	386,855
Band 22	4,433.830	10.34	45,846
Band 24	74,024.015	10.69	791,317
Band 25	83,834.330	10.53	882,775
Band 26	1,037.155	10.42	10,807
Band 28	597.785	10.18	6,085
Band 29	1,854.349	10.07	18,673
Band 30	43.050	8.64	372
Band 34	485.308	9.30	4,513
Band 35	2,074.031	9.21	19,102
	353,317.352		$ 3,851,513
ING Invesco Van Kampen Equity and Income Portfolio - Service
Class
Contracts in accumulation period:
Band 3	6,954.673	$ 11.98	$ 83,317
Band 6	37,568.983	12.10	454,585
Band 9	20,955.432	11.70	245,179
Band 10	733.749	11.58	8,497
Band 17	16,384.075	11.94	195,626
Band 19	2,023.101	11.82	23,913
Band 20	21,820.872	11.54	251,813
Band 22	3,989.776	11.42	45,563
Band 24	54,497.529	11.78	641,981
Band 25	15,490.835	11.62	180,004
Band 30	37,664.963	10.13	381,546
Band 31	4,535.393	10.04	45,535
Band 34	9,809.339	10.31	101,134
Band 35	1,563.607	10.20	15,949
	233,992.327		$ 2,674,642

127

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Band 5	1,730.211	$ 17.85	$ 30,884
Band 6	63,558.421	17.50	1,112,272
Band 9	2,754.801	16.67	45,923
Band 17	32,811.550	13.77	451,815
Band 19	10,937.971	13.61	148,866
Band 20	7,709.762	13.26	102,231
Band 24	30,825.951	13.56	418,000
Band 25	76,554.328	13.36	1,022,766
Band 26	517.813	13.21	6,840
Band 27	1,946.918	12.97	25,252
Band 28	511.474	12.92	6,608
Band 30	14,608.271	10.33	150,903
Band 31	18,136.204	10.24	185,715
Band 34	30,643.065	10.52	322,365
Band 35	5,360.211	10.42	55,853
	298,606.951		$ 4,086,293
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 5	1,975.570	$ 12.62	$ 24,932
Band 6	1,311.494	12.45	16,328
Band 9	379.358	12.04	4,567
Band 17	3,894.770	12.28	47,828
Band 20	1,604.099	11.87	19,041
Band 24	480.549	12.11	5,819
	9,645.840		$ 118,515
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 3	1,893.484	$ 12.10	$ 22,911
Band 5	104.104	14.32	1,491
Band 6	140,331.070	14.04	1,970,248
Band 9	15,913.099	13.38	212,917
Band 17	93,928.263	13.14	1,234,217
Band 19	5,522.318	13.00	71,790
Band 20	35,332.433	12.66	447,309
Band 22	3,763.105	12.52	47,114
Band 24	124,805.754	12.95	1,616,235
Band 25	38,921.856	12.76	496,643
Band 26	2,814.538	12.61	35,491
Band 27	1,490.968	12.38	18,458
Band 28	679.142	12.33	8,374
Band 30	44,007.154	8.92	392,544
Band 31	21,190.562	8.84	187,325
Band 34	1,820.339	9.34	17,002
Band 35	1,287.366	9.25	11,908
	533,805.555		$ 6,791,977

128

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 30	11,865.529	$ 12.73	$ 151,048
Band 31	5,370.395	12.62	67,774
	17,235.924		$ 218,822
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 30	5,251.204	$ 9.89	$ 51,934
Band 31	17,305.000	9.80	169,589
	22,556.204		$ 221,523
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 30	56,838.742	$ 9.25	$ 525,758
Band 31	61,333.088	9.17	562,424
	118,171.830		$ 1,088,182
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 30	3,584.392	$ 9.00	$ 32,260
Band 31	9,983.225	8.92	89,050
	13,567.617		$ 121,310
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 30	2,101.413	$ 8.77	$ 18,429

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Band 31	11,080.258	$ 10.58	$ 117,229

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 30	91,082.556	$ 10.60	$ 965,475
Band 31	40,184.343	10.50	421,936
	131,266.899		$ 1,387,411
ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
Band 6	83,058.487	$ 9.16	$ 760,816
Band 9	1,872.446	8.95	16,758
Band 17	143,153.768	9.07	1,298,405
Band 19	4,515.942	9.01	40,689
Band 20	37,931.816	8.86	336,076
Band 22	3,108.593	8.80	27,356
Band 24	11,137.267	8.99	100,124
Band 25	29,242.000	8.90	260,254
Band 30	20,642.463	9.81	202,503
Band 31	31,602.193	9.72	307,173
Band 34	2,835.963	10.07	28,558
	369,100.938		$ 3,378,712

129

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Band 3	2,569.012	$ 8.96	$ 23,018
Band 6	124,905.840	9.04	1,129,149
Band 9	39,760.114	8.79	349,491
Band 17	177,382.538	8.94	1,585,800
Band 19	4,569.472	8.86	40,486
Band 20	28,696.711	8.68	249,087
Band 22	1,100.679	8.61	9,477
Band 24	81,998.924	8.84	724,870
Band 25	89,823.707	8.73	784,161
Band 26	2,001.329	8.66	17,332
Band 30	22,554.121	7.62	171,862
Band 31	6,571.192	7.56	49,678
Band 34	3,796.182	7.90	29,990
Band 35	2,864.308	7.82	22,399
	588,594.129		$ 5,186,800
ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 17	173.091	$ 10.90	$ 1,887

ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period:
Band 30	5,858.459	$ 8.30	$ 48,625
Band 31	16,613.399	8.23	136,728
	22,471.858		$ 185,353
ING UBS U.S. Large Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Band 5	598.396	$ 11.35	$ 6,792
Band 6	8,452.290	11.18	94,497
Band 9	702.298	10.76	7,557
Band 17	13,312.103	10.98	146,167
Band 20	1,881.013	10.58	19,901
Band 22	35.415	10.46	370
Band 24	4,841.837	10.82	52,389
Band 25	1,245.801	10.65	13,268
Band 26	564.219	10.54	5,947
Band 30	5,835.584	8.43	49,194
Band 31	1,029.861	8.35	8,599
	38,498.817		$ 404,681
ING Strategic Allocation Conservative Portfolio - Class S
Contracts in accumulation period:
Band 31	31.395	$ 9.96	$ 313

ING Strategic Allocation Growth Portfolio - Class S
Contracts in accumulation period:
Band 30	1,007.715	$ 8.81	$ 8,878
Band 31	6,048.421	8.74	52,863
	7,056.136		$ 61,741

130

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Strategic Allocation Moderate Portfolio - Class S
Contracts in accumulation period:
Band 30	1,787.405	$ 9.41	$ 16,819
Band 31	1,484.351	9.32	13,834
	3,271.756		$ 30,653
ING Growth and Income Portfolio - Class A
Contracts in accumulation period:
Band 1	1,755.366	$ 9.58	$ 16,816
Band 2	363.407	9.58	3,481
Band 3	14,439.320	9.57	138,184
Band 5	5,957.975	9.60	57,197
Band 6	687,240.965	9.58	6,583,768
Band 7	307.950	9.57	2,947
Band 9	134,629.693	9.54	1,284,367
Band 10	933.136	9.52	8,883
Band 17	850,640.673	9.56	8,132,125
Band 19	37,675.086	9.55	359,797
Band 20	169,939.267	9.52	1,617,822
Band 22	13,994.982	9.50	132,952
Band 24	399,597.687	9.54	3,812,162
Band 25	353,075.835	9.53	3,364,813
Band 26	12,677.833	9.51	120,566
Band 27	2,270.316	9.49	21,545
Band 30	75,016.756	9.60	720,161
Band 31	34,939.272	9.59	335,068
Band 34	36,336.717	9.59	348,469
Band 35	6,263.579	9.57	59,942
	2,838,055.815		$ 27,121,065
ING Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 2	34,667.380	$ 8.76	$ 303,686
Band 4	97,638.100	8.70	849,451
	132,305.480		$ 1,153,137

131

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 1	3,180.261	$ 8.67	$ 27,573
Band 3	96,059.267	8.61	827,070
Band 5	4,592.598	8.74	40,139
Band 6	396,169.046	8.67	3,434,786
Band 7	34.582	8.61	298
Band 9	31,055.663	8.49	263,663
Band 17	275,872.320	8.60	2,372,502
Band 19	14,174.522	8.54	121,050
Band 20	39,983.970	8.42	336,665
Band 22	5,698.542	8.36	47,640
Band 24	208,298.342	8.52	1,774,702
Band 25	143,266.645	8.45	1,210,603
Band 26	5,946.568	8.40	49,951
Band 30	9,630.864	9.48	91,301
Band 31	11,371.474	9.39	106,778
Band 34	62,881.953	9.32	586,060
Band 35	5,307.678	9.23	48,990
	1,313,524.295		$ 11,339,771
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	157,856.836	$ 10.13	$ 1,599,090
Band 9	2,969.491	9.78	29,042
Band 17	17,490.410	9.99	174,729
Band 20	18,422.507	9.64	177,593
	196,739.244		$ 1,980,454
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	11,198.352	$ 10.13	$ 113,439
Band 9	13,213.750	9.79	129,363
Band 17	189.381	9.99	1,892
Band 19	2,577.008	9.89	25,487
Band 20	9,474.204	9.65	91,426
	36,652.695		$ 361,607
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 6	8,756.769	$ 10.24	$ 89,669
Band 17	3,982.540	10.10	40,224
Band 20	6,816.147	9.77	66,594
	19,555.456		$ 196,487
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 5	509.935	$ 10.30	$ 5,252
Band 6	27.015	10.17	275
	536.950		$ 5,527

132

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 5	5,256.175	$ 10.59	$ 55,663
Band 6	2,173.854	10.47	22,760
Band 9	2,976.938	10.15	30,216
Band 17	10,089.243	10.34	104,323
	20,496.210		$ 212,962
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 6	162.357	$ 10.55	$ 1,713
Band 17	1,892.964	10.42	19,725
	2,055.321		$ 21,438
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 6	53.484	$ 10.55	$ 564
Band 17	48,949.372	10.43	510,542
	49,002.856		$ 511,106
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 5	8,921.723	$ 10.88	$ 97,068
Band 6	55,399.408	10.77	596,652
Band 9	53,096.178	10.50	557,510
Band 17	136,615.716	10.66	1,456,324
Band 19	37,650.166	10.58	398,339
Band 20	378,804.196	10.39	3,935,776
Band 22	5,495.241	10.31	56,656
	675,982.628		$ 7,098,325
ING BlackRock Science and Technology Opportunities Portfolio -
Class S
Contracts in accumulation period:
Band 1	1,358.578	$ 10.11	$ 13,735
Band 6	110,870.812	10.11	1,120,904
Band 9	17,436.900	9.92	172,974
Band 17	134,041.258	10.03	1,344,434
Band 19	14,500.498	9.98	144,715
Band 20	49,983.401	9.85	492,336
Band 22	3,388.795	9.79	33,176
Band 24	65,354.849	9.96	650,934
Band 25	190,352.744	9.88	1,880,685
Band 26	3,607.815	9.83	35,465
Band 27	1,923.494	9.74	18,735
Band 28	2,248.729	9.72	21,858
Band 30	9,753.004	10.28	100,261
Band 31	18,314.452	10.19	186,624
Band 34	5,338.832	10.14	54,136
Band 35	4,228.977	10.05	42,501
	632,703.138		$ 6,313,473

133

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Euro STOXX 50 Index Portfolio - Class A
Contracts in accumulation period:
Band 6	2,678.111	$ 7.19	$ 19,256
Band 25	2,069.932	7.10	14,697
Band 34	2,767.075	7.21	19,951
Band 35	451.381	7.17	3,236
	7,966.499		$ 57,140
ING Hang Seng Index Portfolio - Class S
Contracts in accumulation period:
Band 6	27,659.928	$ 11.10	$ 307,025
Band 9	9.379	10.95	103
Band 17	18,012.687	11.04	198,860
Band 19	4,024.328	10.99	44,227
Band 20	4,552.965	10.89	49,582
Band 22	294.128	10.84	3,188
Band 24	95,220.235	10.98	1,045,518
Band 25	14,804.548	10.92	161,666
Band 26	1,999.838	10.87	21,738
Band 27	21,353.045	10.80	230,613
Band 34	767.084	11.13	8,538
Band 35	1,198.383	11.05	13,242
	189,896.548		$ 2,084,300
ING Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 4	25.131	$ 9.46	$ 238
Band 5	4,981.212	10.08	50,211
Band 6	68,272.205	9.87	673,847
Band 9	5,163.587	9.36	48,331
Band 17	83,463.010	10.88	908,078
Band 19	65.337	10.76	703
Band 20	8,079.533	10.48	84,674
Band 22	74.042	10.37	768
Band 24	32,690.466	10.72	350,442
Band 25	47,053.043	10.56	496,880
Band 26	462.008	10.44	4,823
Band 30	14,700.583	8.84	129,953
Band 31	27,563.987	8.76	241,461
	292,594.144		$ 2,990,409

134

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 4	22.268	$ 10.33	$ 230
Band 5	1,385.409	15.02	20,809
Band 6	85,499.499	14.70	1,256,843
Band 9	3,999.598	13.95	55,794
Band 17	113,693.030	12.88	1,464,366
Band 19	1,923.763	12.74	24,509
Band 20	14,184.845	12.41	176,034
Band 22	1,075.136	12.27	13,192
Band 24	63,370.526	12.69	804,172
Band 25	48,422.750	12.50	605,284
Band 26	240.271	12.36	2,970
Band 28	148.434	12.08	1,793
Band 30	48,741.411	9.79	477,178
Band 31	48,252.036	9.70	468,045
	430,958.976		$ 5,371,219
ING Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	58.277	$ 9.67	$ 564
Band 3	571.157	11.13	6,357
Band 4	24.633	9.58	236
Band 5	217.291	14.87	3,231
Band 6	57,172.826	14.56	832,436
Band 9	5,625.949	13.81	77,694
Band 17	131,795.775	12.09	1,593,411
Band 19	2,585.500	11.95	30,897
Band 20	2,312.427	11.64	26,917
Band 22	669.631	11.51	7,707
Band 24	94,000.894	11.91	1,119,551
Band 25	43,675.072	11.73	512,309
Band 28	79.390	11.34	900
Band 30	20,621.330	9.30	191,778
Band 31	35,517.425	9.22	327,471
	394,927.577		$ 4,731,459
ING International Index Portfolio - Class S
Contracts in accumulation period:
Band 3	75.240	$ 12.75	$ 959
Band 6	237,953.832	7.02	1,670,436
Band 7	138.163	6.98	964
Band 9	13,815.866	6.89	95,191
Band 17	47,796.923	6.97	333,145
Band 19	367.411	6.93	2,546
Band 20	3,424.757	6.84	23,425
Band 22	170.551	6.80	1,160
Band 24	27,247.892	6.92	188,555
Band 25	47,838.380	6.87	328,650
Band 30	14,753.017	12.89	190,166
Band 31	19,029.545	12.82	243,959
Band 34	30,792.461	7.05	217,087
Band 35	88.294	6.98	616
	443,492.332		$ 3,296,859

135

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Japan TOPIX Index® Portfolio - Class A
Contracts in accumulation period:
Band 6	9,966.571	$ 9.43	$ 93,985
Band 17	495.133	9.39	4,649
Band 20	197.885	9.28	1,836
Band 24	205.108	9.35	1,918
	10,864.697		$ 102,388
ING Russell™ Large Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Band 5	1,128.972	$ 14.56	$ 16,438
Band 6	25,294.148	14.48	366,259
Band 9	2,464.752	14.28	35,197
Band 17	33,585.959	14.40	483,638
Band 19	520.047	14.34	7,457
Band 20	1,665.572	14.20	23,651
Band 22	364.023	14.14	5,147
Band 24	29,888.959	14.32	428,010
Band 25	3,378.103	14.24	48,104
Band 26	1,770.899	14.18	25,111
Band 30	300.502	14.58	4,381
Band 31	537.719	14.50	7,797
Band 34	7,152.257	14.52	103,851
	108,051.912		$ 1,555,041
ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	423.948	$ 14.37	$ 6,092
Band 2	15,002.159	13.11	196,678
Band 3	24,570.441	14.31	351,603
Band 4	33,098.315	13.06	432,264
Band 5	1,636.647	9.21	15,074
Band 6	210,146.241	9.14	1,920,737
Band 9	25,873.016	8.97	232,081
Band 17	268,616.236	9.07	2,436,349
Band 19	7,956.881	9.02	71,771
Band 20	62,814.329	8.90	559,048
Band 22	4,557.959	8.85	40,338
Band 24	61,482.994	9.00	553,347
Band 25	101,699.545	8.93	908,177
Band 26	515.412	8.88	4,577
Band 27	512.114	8.80	4,507
Band 34	38,887.492	9.17	356,598
Band 35	4,214.375	9.09	38,309
	862,008.104		$ 8,127,550

136

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Large Cap Value Index Portfolio - Class S
Contracts in accumulation period:
Band 5	204.563	$ 13.73	$ 2,809
Band 6	41,706.617	13.65	569,295
Band 9	3,474.667	13.47	46,804
Band 17	18,724.448	13.58	254,278
Band 19	4,086.347	13.52	55,247
Band 20	3,993.440	13.39	53,472
Band 22	774.250	13.33	10,321
Band 24	26,318.855	13.50	355,305
Band 25	2,019.380	13.43	27,120
Band 26	649.823	13.37	8,688
Band 27	503.232	13.28	6,683
Band 28	293.652	13.26	3,894
Band 34	12,029.654	13.69	164,686
	114,778.928		$ 1,558,602
ING Russell™ Mid Cap Growth Index Portfolio - Class S
Contracts in accumulation period:
Band 1	2,953.368	$ 15.62	$ 46,132
Band 3	12,680.678	15.55	197,185
Band 6	55,469.238	15.62	866,429
Band 9	19,177.782	15.40	295,338
Band 17	81,345.326	15.53	1,263,293
Band 19	2,312.510	15.47	35,775
Band 20	6,802.541	15.32	104,215
Band 22	874.226	15.25	13,332
Band 24	25,956.470	15.44	400,768
Band 25	26,047.560	15.36	400,091
Band 26	705.131	15.30	10,789
Band 27	1,145.552	15.19	17,401
Band 34	22,374.484	15.66	350,384
	257,844.866		$ 4,001,132
ING Russell™ Mid Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 6	97,824.387	$ 10.10	$ 988,026
Band 7	79.345	10.04	797
Band 9	10,277.019	9.91	101,845
Band 17	35,926.340	10.02	359,982
Band 20	2,847.419	9.84	28,019
Band 24	59,586.195	9.95	592,883
Band 25	23,610.139	9.87	233,032
Band 26	2,483.317	9.82	24,386
Band 34	16,397.104	10.14	166,267
	249,031.265		$ 2,495,237

137

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 3	41.797	$ 10.20	$ 426
Band 5	2,898.474	10.34	29,970
Band 6	69,000.977	10.26	707,950
Band 9	1,357.119	10.07	13,666
Band 17	43,883.402	10.18	446,733
Band 19	6,092.329	10.12	61,654
Band 20	6,865.451	9.99	68,586
Band 24	48,119.192	10.10	486,004
Band 25	155,476.272	10.03	1,559,427
Band 26	2,692.604	9.97	26,845
Band 27	293.871	9.88	2,903
Band 34	21,996.001	10.30	226,559
Band 35	472.123	10.20	4,816
	359,189.612		$ 3,635,539
ING Small Company Portfolio - Class S
Contracts in accumulation period:
Band 1	460.269	$ 10.21	$ 4,699
Band 6	27,780.171	10.58	293,914
Band 9	3,665.562	10.39	38,085
Band 17	23,856.450	10.50	250,493
Band 20	8,333.529	10.31	85,919
Band 22	820.073	10.25	8,406
Band 24	10,261.184	10.42	106,922
Band 25	19,195.543	10.35	198,674
Band 27	807.639	10.19	8,230
Band 30	88,343.232	10.30	909,935
Band 31	45,239.650	10.21	461,897
Band 34	4,438.179	10.62	47,133
Band 35	4,904.668	10.52	51,597
	238,106.149		$ 2,465,904
ING U.S. Bond Index Portfolio - Class S
Contracts in accumulation period:
Band 5	600.514	$ 11.85	$ 7,116
Band 6	90,427.600	11.76	1,063,429
Band 7	613.732	11.69	7,175
Band 9	35,565.678	11.54	410,428
Band 17	105,640.123	11.67	1,232,820
Band 19	737.982	11.60	8,561
Band 20	17,563.138	11.45	201,098
Band 22	239.980	11.38	2,731
Band 24	85,050.794	11.58	984,888
Band 25	56,452.890	11.49	648,644
Band 26	906.309	11.43	10,359
Band 28	641.949	11.30	7,254
Band 30	33,078.515	11.87	392,642
Band 31	3,263.409	11.78	38,443
Band 34	41,940.261	11.80	494,895
Band 35	6,420.690	11.69	75,058
	479,143.564		$ 5,585,541

138

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio -
Class S
Contracts in accumulation period:
Band 6	170,264.706	$ 7.75	$ 1,319,551
Band 9	21,752.850	7.60	165,322
Band 17	55,691.628	7.69	428,269
Band 19	436.656	7.64	3,336
Band 20	41,415.007	7.54	312,269
Band 22	1,572.053	7.49	11,775
Band 24	110,228.450	7.63	841,043
Band 25	47,681.221	7.57	360,947
Band 26	6,861.263	7.52	51,597
Band 27	6,382.031	7.45	47,546
Band 28	1,792.231	7.43	13,316
Band 31	559.790	7.77	4,350
Band 34	10,782.902	7.67	82,705
Band 35	12,556.107	7.60	95,426
	487,976.895		$ 3,737,452
ING International Value Portfolio - Class S
Contracts in accumulation period:
Band 30	40,818.988	$ 6.85	$ 279,610
Band 31	43,811.797	6.79	297,482
	84,630.785		$ 577,092
ING MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 1	10,125.291	$ 11.66	$ 118,061
Band 2	2,645.356	11.35	30,025
Band 3	40,073.765	11.47	459,646
Band 4	25,914.544	11.29	292,575
Band 6	107,134.879	11.35	1,215,981
Band 9	2,021.501	11.14	22,520
Band 17	104,365.209	11.27	1,176,196
Band 19	2,695.202	11.21	30,213
Band 20	28,403.589	11.06	314,144
Band 24	25,183.640	11.18	281,553
Band 25	24,971.582	11.10	277,185
Band 26	6,468.184	11.04	71,409
Band 30	44,514.465	12.61	561,327
Band 31	64,586.834	12.50	807,335
Band 34	982.666	12.00	11,792
Band 35	1,057.692	11.89	12,576
	491,144.399		$ 5,682,538

139

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 6	7,858.815	$ 15.58	$ 122,440
Band 17	8,512.053	15.37	130,830
Band 20	4,747.529	14.85	70,501
Band 24	1,246.175	15.16	18,892
Band 25	3,605.296	14.95	53,899
Band 26	1,796.899	14.80	26,594
Band 30	17,235.385	11.22	193,381
Band 31	14,842.598	11.13	165,198
	59,844.750		$ 781,735
Invesco V.I. Leisure Fund - Series I Shares
Contracts in accumulation period:
Band 6	718.754	$ 11.91	$ 8,560
Band 17	197.245	11.59	2,286
Band 20	5,447.339	11.16	60,792
Band 22	1,199.141	11.04	13,239
Band 24	1,598.872	11.42	18,259
Band 25	150.285	11.25	1,691
Band 26	1,265.262	11.12	14,070
	10,576.898		$ 118,897
Legg Mason ClearBridge Variable Large Cap Value Portfolio -
Class I
Contracts in accumulation period:
Band 2	9,568.240	$ 8.53	$ 81,617
Band 4	24,593.113	8.47	208,304
	34,161.353		$ 289,921
Legg Mason Global Currents Variable International All Cap
Opportunity Portfolio
Contracts in accumulation period:
Band 2	1,693.079	$ 11.95	$ 20,232
Band 4	4,173.850	11.65	48,625
	5,866.929		$ 68,857
Legg Mason Variable Lifestyle Allocation 50%
Contracts in accumulation period:
Band 2	5,322.045	$ 17.42	$ 92,710
Band 4	57,387.366	17.03	977,307
	62,709.411		$ 1,070,017
Legg Mason Variable Lifestyle Allocation 70%
Contracts in accumulation period:
Band 2	5,586.067	$ 14.73	$ 82,283
Band 4	29,415.612	14.40	423,585
	35,001.679		$ 505,868
Legg Mason Variable Lifestyle Allocation 85%
Contracts in accumulation period:
Band 2	2,322.318	$ 14.13	$ 32,814
Band 4	12,857.665	13.81	177,564
	15,179.983		$ 210,378

140

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Legg Mason Western Asset Variable High Income Portfolio
Contracts in accumulation period:
Band 2	6,118.989	$ 21.92	$ 134,128
Band 4	2,895.694	21.38	61,910
	9,014.683		$ 196,038
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service
Class
Contracts in accumulation period:
Band 30	6,498.175	$ 9.75	$ 63,357

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Band 30	52,649.437	$ 13.67	$ 719,718
Band 31	86,129.415	13.55	1,167,054
	138,778.852		$ 1,886,772
Pioneer Equity Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 30	104,688.051	$ 9.57	$ 1,001,865
Band 31	67,595.414	9.48	640,805
	172,283.465		$ 1,642,670
ProFund VP Bull
Contracts in accumulation period:
Band 6	415.661	$ 8.61	$ 3,579
Band 9	85.630	8.16	699
Band 17	528.274	10.36	5,473
Band 24	57.538	10.21	587
Band 25	1,312.187	10.05	13,187
	2,399.290		$ 23,525
ProFund VP Europe 30
Contracts in accumulation period:
Band 6	456.363	$ 8.66	$ 3,952
Band 9	384.322	8.21	3,155
Band 17	1,631.550	10.31	16,821
Band 20	1,878.717	9.94	18,674
	4,350.952		$ 42,602
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 5	907.959	$ 3.18	$ 2,887
Band 6	6,689.473	3.13	20,938
Band 9	1,035.700	3.00	3,107
Band 17	1,418.958	3.53	5,009
Band 19	1,693.481	3.49	5,910
Band 20	13,520.856	3.40	45,971
Band 24	2,674.127	3.47	9,279
Band 25	1,114.757	3.42	3,812
	29,055.311		$ 96,913

141

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

10.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ending December 31, 2011, 2010, 2009, 2008, and 2007, follows:

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
BlackRock Global Allocation V.I. Fund - Class III
2011	1,743	$9.47	to	$9.89	$ 16,999	2.33%	1.15%	to	2.45%	-5.86%	to	-4.81%
2010	1,725	$10.06	to	$10.39	$ 17,724	1.16%	1.15%	to	2.45%	7.24%	to	8.57%
2009	1,505	$9.38	to	$9.57	$ 14,303	2.32%	1.15%	to	2.45%	18.14%	to	19.48%
2008	723	$7.94	to	$8.01	$ 5,770	(b)	1.15%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Columbia Small Cap Value Fund, Variable Series - Class B
2011	68	$12.47	to	$13.08	$ 875	0.82%	1.25%	to	1.95%	-7.97%	to	-7.30%
2010	77	$13.51	to	$14.11	$ 1,066	0.98%	1.25%	to	2.00%	23.94%	to	24.87%
2009	87	$10.90	to	$11.30	$ 970	0.89%	1.25%	to	2.00%	22.47%	to	23.50%
2008	92	$8.90	to	$9.15	$ 832	0.46%	1.25%	to	2.00%	-29.59%	to	-29.07%
2007	105	$12.53	to	$12.97	$ 1,339	0.29%	1.05%	to	2.45%	-4.86%	to	-3.64%
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2011	520	$8.19	to	$11.41	$ 5,047	2.11%	1.00%	to	2.45%	-1.64%	to	-0.36%
2010	657	$8.24	to	$11.46	$ 6,421	1.57%	1.00%	to	2.45%	12.26%	to	13.72%
2009	678	$7.25	to	$10.08	$ 5,909	2.06%	1.00%	to	2.45%	26.82%	to	28.57%
2008	618	$5.65	to	$7.84	$ 4,368	2.66%	1.00%	to	2.45%	-44.12%	to	-43.39%
2007	483	$13.01	to	$13.85	$ 6,472	1.86%	1.05%	to	2.45%	-1.06%	to	0.14%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2011	2,067	$9.26	to	$15.71	$ 26,003	0.77%	1.00%	to	2.60%	-5.14%	to	-3.73%
2010	2,336	$9.66	to	$16.33	$ 30,694	0.97%	1.00%	to	2.60%	14.02%	to	15.75%
2009	2,472	$8.38	to	$14.12	$ 28,343	1.16%	1.00%	to	2.60%	32.10%	to	34.12%
2008	2,390	$6.27	to	$10.53	$ 21,121	1.15%	1.00%	to	2.60%	-44.07%	to	-43.25%
2007	1,169	$11.26	to	$18.57	$ 19,975	0.86%	1.00%	to	2.60%	14.52%	to	16.06%

142

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value Securities Fund - Class 2
2011	99	$9.92	to	$10.01	$ 986	0.69%	1.00%	to	1.20%	-4.89%	to	-4.67%
2010	129	$10.43	to	$10.50	$ 1,347	0.73%	1.00%	to	1.20%	26.73%	to	26.96%
2009	137	$8.23	to	$8.27	$ 1,133	2.01%	1.00%	to	1.20%	27.60%	to	27.82%
2008	87	$6.45	to	$6.47	$ 559	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Balanced Portfolio - Class S
2011	22	$9.48	to	$10.03	$ 210	2.67%	1.00%	to	1.95%	-3.45%	to	-2.53%
2010	24	$9.75	to	$10.29	$ 239	2.80%	1.00%	to	1.95%	11.54%	to	12.61%
2009	30	$8.68	to	$9.14	$ 261	4.58%	1.00%	to	1.95%	16.62%	to	17.84%
2008	23	$7.38	to	$7.77	$ 176	2.84%	1.00%	to	1.95%	-29.68%	to	-29.04%
2007	23	$10.72	to	$10.95	$ 247	2.81%	1.05%	to	2.25%	2.88%	to	4.19%
ING Intermediate Bond Portfolio - Class S
2011	1,651	$11.14	to	$12.29	$ 19,650	4.02%	1.00%	to	2.45%	4.86%	to	6.23%
2010	1,945	$10.53	to	$11.73	$ 21,854	4.97%	1.00%	to	2.45%	7.05%	to	8.42%
2009	1,908	$9.75	to	$10.82	$ 19,825	6.53%	1.00%	to	2.45%	8.64%	to	10.26%
2008	1,654	$8.89	to	$9.76	$ 15,658	7.56%	1.00%	to	2.45%	-10.75%	to	-9.57%
2007	745	$10.24	to	$10.87	$ 8,008	4.77%	1.00%	to	2.45%	3.24%	to	4.52%
ING American Funds Asset Allocation Portfolio
2011	1,051	$9.39	to	$9.69	$ 10,075	1.33%	1.15%	to	2.00%	-1.16%	to	-0.31%
2010	952	$9.42	to	$9.72	$ 9,182	1.59%	1.15%	to	2.45%	9.40%	to	10.71%
2009	879	$8.61	to	$8.78	$ 7,678	1.63%	1.15%	to	2.45%	20.56%	to	21.94%
2008	261	$7.14	to	$7.20	$ 1,874	(b)	1.15%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING American Funds Bond Portfolio
2011	1,442	$10.29	to	$10.88	$ 15,342	2.43%	1.00%	to	2.45%	3.31%	to	4.73%
2010	1,784	$9.96	to	$10.41	$ 18,178	2.55%	1.00%	to	2.45%	3.64%	to	4.97%
2009	1,730	$9.61	to	$9.93	$ 16,872	4.25%	1.00%	to	2.45%	9.57%	to	11.04%
2008	1,198	$8.77	to	$8.96	$ 10,588	(b)	1.00%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

143

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Global Growth and Income Portfolio
2011	27	$9.24	to	$9.34	$ 252	(e)	1.25%	to	2.45%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING American Funds Growth Portfolio
2011	3,824	$8.80	to	$13.65	$ 46,744	0.20%	1.00%	to	2.45%	-6.95%	to	-5.63%
2010	4,172	$9.35	to	$14.49	$ 54,417	0.11%	1.00%	to	2.45%	15.27%	to	16.89%
2009	4,373	$8.02	to	$12.40	$ 49,309	1.84%	1.00%	to	2.45%	35.56%	to	37.17%
2008	4,154	$5.85	to	$9.04	$ 34,496	0.89%	1.00%	to	2.45%	-45.58%	to	-44.83%
2007	2,762	$10.64	to	$16.39	$ 42,613	0.25%	1.00%	to	2.60%	9.20%	to	10.59%
ING American Funds International Growth and Income Portfolio
2011	2	$8.79	to	$8.83	$ 19	(e)	1.25%	to	1.75%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING American Funds International Portfolio
2011	1,932	$7.81	to	$15.94	$ 24,197	1.67%	1.00%	to	2.45%	-16.38%	to	-15.17%
2010	2,187	$9.25	to	$19.14	$ 32,277	0.89%	1.00%	to	2.45%	4.25%	to	5.59%
2009	2,202	$8.80	to	$18.13	$ 31,004	3.32%	1.00%	to	2.60%	38.88%	to	40.91%
2008	2,000	$6.27	to	$12.87	$ 20,501	2.10%	1.00%	to	2.60%	-43.87%	to	-43.08%
2007	1,288	$14.57	to	$22.61	$ 25,141	0.87%	1.05%	to	2.60%	16.66%	to	18.13%
ING American Funds World Allocation Portfolio - Service Class
2011	137	$14.09	to	$14.58	$ 1,971	1.04%	1.15%	to	2.45%	-8.03%	to	-6.96%
2010	95	$15.32	to	$15.67	$ 1,482	0.91%	1.15%	to	2.45%	10.06%	to	11.37%
2009	82	$13.92	to	$14.07	$ 1,156	(c)	1.15%	to	2.45%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)

144

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Artio Foreign Portfolio - Service Class
2011	761	$5.91	to	$11.18	$ 7,899	1.94%	1.15%	to	2.60%	-23.78%	to	-22.77%
2010	846	$7.67	to	$14.48	$ 11,467	-	1.15%	to	2.60%	4.20%	to	5.60%
2009	907	$7.28	to	$13.72	$ 11,718	3.11%	1.15%	to	2.60%	17.33%	to	18.83%
2008	1,078	$6.14	to	$11.56	$ 11,783	-	1.15%	to	2.60%	-45.03%	to	-44.32%
2007	761	$17.35	to	$21.00	$ 15,185	0.07%	1.05%	to	2.60%	13.73%	to	15.26%
ING BlackRock Health Sciences Opportunities Portfolio - Service Class
2011	462	$9.72	to	$12.78	$ 5,672	0.56%	1.05%	to	2.45%	2.30%	to	3.60%
2010	426	$9.41	to	$12.38	$ 5,066	-	1.05%	to	2.45%	4.55%	to	5.90%
2009	441	$8.91	to	$11.74	$ 4,980	-	1.05%	to	2.45%	17.33%	to	18.77%
2008	446	$7.55	to	$9.92	$ 4,254	0.17%	1.05%	to	2.45%	-30.34%	to	-29.40%
2007	285	$12.80	to	$14.12	$ 3,819	0.12%	1.05%	to	2.45%	6.03%	to	7.36%
ING BlackRock Inflation Protected Bond Portfolio - Service Class
2011	1,182	$11.86	to	$12.30	$ 14,373	2.32%	1.00%	to	2.45%	9.41%	to	10.91%
2010	812	$10.84	to	$11.09	$ 8,943	2.05%	1.00%	to	2.45%	3.04%	to	4.43%
2009	703	$10.52	to	$10.62	$ 7,432	(c)	1.00%	to	2.45%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING BlackRock Large Cap Growth Portfolio - Service Class
2011	306	$8.89	to	$11.09	$ 3,264	0.42%	1.00%	to	2.10%	-3.64%	to	-2.55%
2010	306	$9.14	to	$11.38	$ 3,365	0.26%	1.00%	to	2.45%	10.86%	to	12.32%
2009	292	$8.16	to	$10.14	$ 2,877	0.31%	1.00%	to	2.45%	27.16%	to	28.93%
2008	218	$6.36	to	$7.87	$ 1,680	-	1.00%	to	2.45%	-40.49%	to	-39.74%
2007	92	$12.62	to	$13.06	$ 1,193	-	1.05%	to	2.45%	4.61%	to	5.66%
ING Clarion Global Real Estate Portfolio - Service Class
2011	525	$8.05	to	$10.22	$ 4,829	3.47%	1.00%	to	2.10%	-7.33%	to	-6.24%
2010	647	$8.60	to	$10.93	$ 6,341	8.46%	1.00%	to	2.45%	13.30%	to	14.87%
2009	701	$7.50	to	$9.54	$ 6,030	2.36%	1.00%	to	2.45%	30.26%	to	32.11%
2008	640	$5.69	to	$7.24	$ 4,297	-	1.00%	to	2.45%	-42.58%	to	-41.99%
2007	287	$12.26	to	$12.48	$ 3,556	3.45%	1.25%	to	2.45%	-9.38%	to	-8.50%

145

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Clarion Real Estate Portfolio - Service Class
2011	250	$12.17	to	$75.17	$ 4,605	1.30%	1.05%	to	2.60%	6.80%	to	8.32%
2010	290	$11.27	to	$69.52	$ 4,904	3.40%	1.05%	to	2.60%	24.87%	to	26.63%
2009	316	$8.93	to	$55.00	$ 4,221	3.55%	1.05%	to	2.60%	32.49%	to	34.53%
2008	341	$8.71	to	$40.99	$ 3,392	1.31%	1.05%	to	2.60%	-40.01%	to	-39.19%
2007	390	$14.52	to	$67.51	$ 6,415	1.30%	1.05%	to	2.60%	-19.66%	to	-18.60%
ING DFA World Equity Portfolio - Service Class
2011	253	$7.21	to	$8.54	$ 1,878	2.28%	1.15%	to	1.95%	-10.99%	to	-10.25%
2010	250	$8.00	to	$9.52	$ 2,066	1.63%	1.15%	to	2.45%	21.95%	to	23.44%
2009	220	$6.56	to	$7.72	$ 1,486	-	1.15%	to	2.45%	19.02%	to	20.44%
2008	226	$5.51	to	$6.41	$ 1,275	3.34%	1.20%	to	2.45%	-44.40%	to	-43.82%
2007	46	$9.91	to	$9.95	$ 459	(a)	1.25%	to	2.45%		(a)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2011	589	$10.08	to	$15.57	$ 8,088	0.21%	1.15%	to	2.45%	-12.97%	to	-11.97%
2010	632	$11.45	to	$17.70	$ 9,942	0.14%	1.15%	to	2.45%	25.42%	to	26.94%
2009	658	$9.02	to	$13.97	$ 8,175	0.45%	1.15%	to	2.45%	35.94%	to	37.50%
2008	714	$6.56	to	$10.16	$ 6,499	0.83%	1.15%	to	2.45%	-40.55%	to	-39.92%
2007	576	$14.60	to	$16.91	$ 8,840	0.16%	1.05%	to	2.45%	11.86%	to	13.09%
ING Franklin Income Portfolio - Service Class
2011	1,652	$10.60	to	$11.40	$ 18,416	5.10%	1.15%	to	2.45%	0.19%	to	1.42%
2010	1,599	$10.49	to	$11.37	$ 17,648	5.06%	1.05%	to	2.45%	10.30%	to	11.80%
2009	2,033	$9.42	to	$10.17	$ 20,175	6.84%	1.05%	to	2.45%	29.05%	to	30.49%
2008	1,185	$7.23	to	$7.74	$ 9,080	3.49%	1.15%	to	2.45%	-30.95%	to	-30.21%
2007	865	$10.89	to	$11.12	$ 9,530	1.09%	1.05%	to	2.45%	0.28%	to	1.55%
ING Franklin Mutual Shares Portfolio - Service Class
2011	615	$8.87	to	$9.95	$ 5,953	3.44%	1.05%	to	2.45%	-3.00%	to	-1.87%
2010	697	$9.07	to	$10.14	$ 6,902	0.43%	1.05%	to	2.45%	8.90%	to	10.46%
2009	673	$8.25	to	$9.18	$ 6,070	0.13%	1.05%	to	2.45%	23.64%	to	25.07%
2008	660	$6.61	to	$7.34	$ 4,784	4.45%	1.05%	to	2.45%	-39.20%	to	-38.42%
2007	392	$11.81	to	$11.92	$ 4,655	(a)	1.05%	to	2.45%		(a)

146

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Templeton Founding Strategy Portfolio - Service Class
2011	1,495	$8.05	to	$9.38	$ 12,536	2.44%	1.15%	to	2.10%	-3.36%	to	-2.39%
2010	1,777	$8.26	to	$9.61	$ 15,273	2.50%	1.15%	to	2.45%	8.12%	to	9.45%
2009	1,762	$7.64	to	$8.78	$ 13,890	2.92%	1.15%	to	2.45%	27.33%	to	28.87%
2008	1,633	$6.00	to	$6.82	$ 10,006	0.14%	1.15%	to	2.45%	-37.17%	to	-36.49%
2007	596	$9.55	to	$9.62	$ 5,721	(a)	1.25%	to	2.45%		(a)
ING Global Resources Portfolio - Adviser Class
2011	110	$8.79	to	$8.88	$ 970	(e)	1.15%	to	2.25%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Global Resources Portfolio - Service Class
2011	666	$9.02	to	$41.49	$ 11,726	0.55%	1.05%	to	2.45%	-11.27%	to	-10.09%
2010	777	$10.07	to	$46.24	$ 15,305	0.87%	1.05%	to	2.45%	18.87%	to	20.38%
2009	867	$8.39	to	$38.50	$ 14,251	0.33%	1.05%	to	2.60%	34.15%	to	36.02%
2008	804	$6.19	to	$28.35	$ 9,787	2.21%	1.05%	to	2.60%	-42.44%	to	-41.60%
2007	352	$20.45	to	$48.66	$ 7,494	0.02%	1.05%	to	2.60%	30.18%	to	31.82%
ING Invesco Van Kampen Growth and Income Portfolio - Service Class
2011	192	$9.41	to	$29.11	$ 2,441	1.29%	1.15%	to	2.25%	-4.42%	to	-3.26%
2010	213	$9.76	to	$30.13	$ 2,811	0.26%	1.05%	to	2.25%	10.02%	to	11.24%
2009	212	$8.80	to	$27.12	$ 2,542	1.27%	1.05%	to	2.25%	21.27%	to	22.61%
2008	175	$7.21	to	$22.16	$ 1,874	4.13%	1.15%	to	2.45%	-33.62%	to	-33.07%
2007	148	$11.51	to	$33.11	$ 2,583	1.43%	1.25%	to	2.10%	0.40%	to	1.33%
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2011	1,004	$8.21	to	$20.18	$ 16,100	0.87%	1.00%	to	2.60%	-20.30%	to	-19.08%
2010	1,039	$10.16	to	$25.00	$ 20,485	0.51%	1.00%	to	2.60%	17.38%	to	19.11%
2009	1,074	$8.55	to	$21.05	$ 18,275	1.37%	1.00%	to	2.60%	67.30%	to	69.90%
2008	1,046	$5.04	to	$12.42	$ 11,276	2.73%	1.00%	to	2.60%	-52.46%	to	-51.78%
2007	562	$24.38	to	$25.82	$ 14,048	0.95%	1.05%	to	2.60%	35.25%	to	37.05%

147

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2011	359	$11.30	to	$16.02	$ 5,170	0.38%	1.05%	to	2.45%	-3.55%	to	-2.38%
2010	330	$11.62	to	$16.41	$ 4,876	0.27%	1.05%	to	2.45%	23.77%	to	25.36%
2009	334	$9.30	to	$13.09	$ 3,956	0.36%	1.05%	to	2.45%	24.44%	to	25.99%
2008	398	$8.96	to	$10.39	$ 3,770	0.47%	1.05%	to	2.45%	-31.60%	to	-30.69%
2007	462	$13.10	to	$14.99	$ 6,395	0.15%	1.05%	to	2.45%	-3.96%	to	-2.73%
ING Large Cap Growth Portfolio - Service Class
2011	232	$12.01	to	$16.97	$ 3,364	0.24%	1.00%	to	2.10%	0.07%	to	1.19%
2010	165	$11.89	to	$16.79	$ 2,367	0.34%	1.00%	to	2.45%	11.61%	to	13.14%
2009	135	$10.53	to	$14.86	$ 1,711	0.42%	1.00%	to	2.45%	39.61%	to	40.89%
2008	22	$7.48	to	$9.45	$ 199	-	1.05%	to	1.95%	-28.98%	to	-28.29%
2007	12	$12.16	to	$13.23	$ 157	-	1.05%	to	1.95%	9.51%	to	10.44%
ING Large Cap Value Portfolio - Service Class
2011	59	$9.99	to	$10.07	$ 591	(e)	1.25%	to	2.10%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Limited Maturity Bond Portfolio - Service Class
2011	10	$23.05	to	$23.86	$ 242	3.03%	1.25%	to	1.40%	-0.26%	to	-0.13%
2010	12	$23.11	to	$23.89	$ 286	4.24%	1.25%	to	1.40%	1.72%	to	1.88%
2009	16	$22.72	to	$23.45	$ 374	4.96%	1.25%	to	1.40%	5.67%	to	5.82%
2008	20	$21.50	to	$22.16	$ 432	6.35%	1.25%	to	1.40%	-1.65%	to	-1.51%
2007	23	$21.86	to	$22.50	$ 513	1.74%	1.25%	to	1.40%	4.29%	to	4.46%
ING Liquid Assets Portfolio - Service Class
2011	2,111	$9.68	to	$17.84	$ 25,435	-	1.00%	to	2.45%	-2.29%	to	-0.99%
2010	2,459	$9.82	to	$18.03	$ 30,848	-	1.00%	to	2.45%	-2.24%	to	-0.98%
2009	3,695	$9.96	to	$18.22	$ 46,236	0.10%	1.00%	to	2.60%	-2.11%	to	-0.68%
2008	4,215	$10.07	to	$18.35	$ 52,262	2.16%	1.00%	to	2.60%	0.10%	to	1.48%
2007	2,111	$10.05	to	$18.10	$ 25,976	4.14%	1.00%	to	2.45%	2.54%	to	3.84%

148

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2011	701	$9.54	to	$16.77	$ 8,898	0.25%	1.15%	to	2.45%	-3.94%	to	-2.72%
2010	680	$9.84	to	$17.26	$ 9,052	0.48%	1.15%	to	2.45%	17.09%	to	18.40%
2009	618	$8.33	to	$14.59	$ 7,034	0.87%	1.15%	to	2.45%	25.99%	to	27.59%
2008	639	$6.55	to	$11.45	$ 5,774	0.59%	1.15%	to	2.45%	-41.70%	to	-41.06%
2007	540	$13.77	to	$19.43	$ 8,518	-	1.25%	to	2.45%	11.58%	to	12.71%
ING MFS Total Return Portfolio - Service Class
2011	675	$9.97	to	$28.59	$ 10,280	2.41%	1.00%	to	2.25%	-0.71%	to	0.60%
2010	754	$9.93	to	$28.44	$ 11,846	0.44%	1.00%	to	2.45%	7.36%	to	8.72%
2009	805	$9.15	to	$26.16	$ 11,686	2.61%	1.00%	to	2.45%	15.20%	to	16.75%
2008	732	$7.86	to	$22.43	$ 9,141	6.25%	1.00%	to	2.45%	-24.17%	to	-23.12%
2007	673	$10.25	to	$29.19	$ 11,493	2.78%	1.00%	to	2.45%	1.53%	to	2.93%
ING MFS Utilities Portfolio - Service Class
2011	897	$9.83	to	$17.64	$ 14,194	3.63%	1.00%	to	2.45%	3.92%	to	5.32%
2010	866	$9.35	to	$16.79	$ 12,876	2.64%	1.00%	to	2.45%	11.11%	to	12.57%
2009	867	$8.33	to	$14.95	$ 11,594	5.79%	1.00%	to	2.45%	29.74%	to	31.50%
2008	693	$6.35	to	$11.40	$ 7,193	4.28%	1.00%	to	2.45%	-39.14%	to	-38.51%
2007	387	$18.01	to	$18.54	$ 7,122	0.70%	1.25%	to	2.45%	24.50%	to	25.78%
ING Morgan Stanley Global Franchise Portfolio - Service Class
2011	393	$11.68	to	$15.05	$ 5,700	2.43%	1.15%	to	2.25%	6.60%	to	7.86%
2010	379	$10.86	to	$13.97	$ 5,076	0.52%	1.15%	to	2.45%	11.35%	to	12.55%
2009	404	$9.67	to	$12.43	$ 4,835	6.55%	1.15%	to	2.45%	25.91%	to	27.36%
2008	328	$7.61	to	$9.76	$ 3,102	2.42%	1.25%	to	2.45%	-30.21%	to	-29.48%
2007	365	$13.44	to	$13.84	$ 5,000	-	1.25%	to	2.45%	7.17%	to	8.38%
ING Oppenheimer Active Allocation Portfolio - Service Class
2011	46	$13.97	to	$14.31	$ 649	-	1.15%	to	1.95%	-6.30%	to	-5.48%
2010	39	$14.91	to	$15.14	$ 578	1.40%	1.15%	to	1.95%	11.85%	to	12.73%
2009	32	$13.33	to	$13.43	$ 423	(c)	1.15%	to	1.95%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)

149

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO High Yield Portfolio - Service Class
2011	768	$13.38	to	$16.26	$ 11,625	6.48%	1.00%	to	2.25%	2.12%	to	3.45%
2010	912	$12.97	to	$15.74	$ 13,389	6.91%	1.00%	to	2.45%	11.57%	to	13.07%
2009	447	$11.74	to	$13.92	$ 5,897	8.55%	1.00%	to	2.45%	45.90%	to	47.87%
2008	536	$7.96	to	$9.42	$ 4,815	9.46%	1.00%	to	2.45%	-24.26%	to	-23.35%
2007	551	$11.42	to	$12.29	$ 6,521	6.28%	1.05%	to	2.45%	0.44%	to	1.82%
ING PIMCO Total Return Bond Portfolio - Service Class
2011	3,662	$12.25	to	$20.23	$ 55,011	4.06%	1.00%	to	2.45%	1.06%	to	2.44%
2010	4,064	$12.01	to	$19.76	$ 59,496	4.63%	1.00%	to	2.45%	5.26%	to	6.59%
2009	3,827	$11.31	to	$18.54	$ 52,807	4.22%	1.00%	to	2.45%	11.81%	to	13.26%
2008	2,653	$10.02	to	$16.38	$ 32,262	3.34%	1.00%	to	2.45%	1.73%	to	3.15%
2007	775	$10.99	to	$15.88	$ 9,568	3.00%	1.05%	to	2.45%	6.49%	to	7.81%
ING Pioneer Fund Portfolio - Service Class
2011	45	$8.94	to	$11.21	$ 470	1.69%	1.00%	to	1.95%	-6.39%	to	-5.50%
2010	32	$9.46	to	$11.89	$ 356	1.00%	1.00%	to	1.95%	13.63%	to	14.67%
2009	26	$8.25	to	$10.39	$ 247	1.33%	1.00%	to	1.95%	21.67%	to	22.95%
2008	25	$6.71	to	$8.48	$ 205	3.37%	1.00%	to	2.25%	-36.25%	to	-35.51%
2007	21	$12.80	to	$13.15	$ 270	1.00%	1.25%	to	2.25%	2.73%	to	3.79%
ING Pioneer Mid Cap Value Portfolio - Service Class
2011	683	$9.04	to	$11.25	$ 7,252	1.25%	1.00%	to	2.60%	-7.33%	to	-5.98%
2010	793	$9.63	to	$11.99	$ 8,947	0.82%	1.00%	to	2.60%	15.02%	to	16.73%
2009	906	$8.27	to	$10.29	$ 8,851	1.28%	1.00%	to	2.60%	22.11%	to	23.85%
2008	779	$6.69	to	$8.33	$ 6,262	2.01%	1.00%	to	2.60%	-34.75%	to	-33.76%
2007	445	$10.13	to	$12.61	$ 5,563	0.51%	1.00%	to	2.60%	3.03%	to	4.21%
ING Retirement Conservative Portfolio - Adviser Class
2011	1,555	$8.99	to	$9.22	$ 14,206	1.17%	1.15%	to	2.45%	2.74%	to	3.95%
2010	849	$8.75	to	$8.87	$ 7,497	0.27%	1.15%	to	2.45%	5.42%	to	6.61%
2009	639	$8.30	to	$8.32	$ 5,311	(c)	1.15%	to	2.45%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)

150

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Retirement Growth Portfolio - Adviser Class
2011	9,637	$9.84	to	$10.10	$ 96,553	0.84%	1.15%	to	2.45%	-3.53%	to	-2.42%
2010	10,641	$10.20	to	$10.36	$ 109,552	0.37%	1.05%	to	2.45%	9.08%	to	10.45%
2009	11,176	$9.35	to	$9.38	$ 104,708	(c)	1.05%	to	2.45%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Moderate Growth Portfolio - Adviser Class
2011	7,391	$10.19	to	$10.48	$ 76,707	1.06%	1.05%	to	2.45%	-2.30%	to	-1.04%
2010	8,508	$10.43	to	$10.59	$ 89,552	0.47%	1.05%	to	2.45%	8.53%	to	9.85%
2009	8,936	$9.61	to	$9.64	$ 86,030	(c)	1.05%	to	2.45%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Retirement Moderate Portfolio - Adviser Class
2011	4,222	$10.56	to	$10.79	$ 45,145	1.42%	1.15%	to	2.10%	0.00%	to	1.03%
2010	4,918	$10.53	to	$10.70	$ 52,270	0.57%	1.05%	to	2.45%	7.01%	to	8.41%
2009	4,951	$9.84	to	$9.87	$ 48,796	(c)	1.05%	to	2.45%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2011	2,457	$10.88	to	$54.41	$ 33,431	1.88%	1.00%	to	2.45%	0.55%	to	1.86%
2010	2,528	$10.70	to	$53.54	$ 33,896	1.66%	1.00%	to	2.45%	11.38%	to	12.91%
2009	2,407	$9.50	to	$47.55	$ 28,743	1.98%	1.00%	to	2.45%	30.20%	to	31.82%
2008	2,166	$7.23	to	$36.14	$ 19,961	4.99%	1.00%	to	2.45%	-29.17%	to	-28.25%
2007	1,394	$12.48	to	$50.48	$ 18,486	1.89%	1.05%	to	2.45%	1.96%	to	3.28%
ING T. Rowe Price Equity Income Portfolio - Service Class
2011	857	$8.93	to	$31.33	$ 9,734	2.01%	1.00%	to	2.45%	-3.20%	to	-1.85%
2010	859	$9.12	to	$32.01	$ 9,877	1.60%	1.00%	to	2.45%	12.26%	to	13.75%
2009	896	$8.03	to	$28.20	$ 9,133	1.69%	1.00%	to	2.45%	22.17%	to	23.77%
2008	848	$6.50	to	$22.85	$ 7,214	4.53%	1.00%	to	2.45%	-37.18%	to	-36.49%
2007	740	$13.07	to	$35.98	$ 10,340	1.23%	1.05%	to	2.45%	0.69%	to	1.99%

151

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price International Stock Portfolio - Service Class
2011	600	$6.98	to	$12.11	$ 6,408	3.36%	1.00%	to	2.45%	-14.33%	to	-13.19%
2010	556	$8.06	to	$13.96	$ 6,687	1.44%	1.00%	to	2.45%	11.13%	to	12.64%
2009	617	$7.17	to	$12.40	$ 6,660	1.26%	1.00%	to	2.45%	34.41%	to	36.36%
2008	646	$5.28	to	$9.10	$ 5,285	1.34%	1.00%	to	2.60%	-50.74%	to	-50.05%
2007	304	$17.54	to	$18.22	$ 5,453	1.01%	1.05%	to	2.60%	17.79%	to	19.32%
ING Templeton Global Growth Portfolio - Service Class
2011	400	$8.45	to	$21.06	$ 4,338	1.69%	1.15%	to	2.45%	-7.88%	to	-6.77%
2010	490	$9.09	to	$22.62	$ 5,750	1.47%	1.15%	to	2.45%	5.29%	to	6.51%
2009	497	$8.56	to	$21.26	$ 5,542	2.00%	1.15%	to	2.45%	29.30%	to	30.90%
2008	575	$6.56	to	$16.27	$ 4,943	1.01%	1.15%	to	2.45%	-41.07%	to	-40.40%
2007	611	$13.61	to	$27.31	$ 8,903	1.23%	1.25%	to	2.45%	0.00%	to	1.11%
ING American Century Small-Mid Cap Value Portfolio - Service Class
2011	51	$10.84	to	$10.93	$ 555	1.08%	1.00%	to	1.20%	-4.32%	to	-4.12%
2010	65	$11.33	to	$11.40	$ 736	1.09%	1.00%	to	1.20%	20.66%	to	20.76%
2009	58	$9.39	to	$9.44	$ 546	1.70%	1.00%	to	1.20%	33.95%	to	34.28%
2008	23	$7.01	to	$7.03	$ 161	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Baron Small Cap Growth Portfolio - Service Class
2011	1,013	$10.18	to	$12.83	$ 12,500	-	1.00%	to	2.45%	-0.17%	to	1.18%
2010	1,091	$10.08	to	$12.86	$ 13,342	-	1.00%	to	2.45%	23.55%	to	25.31%
2009	1,028	$8.06	to	$10.27	$ 10,085	-	1.00%	to	2.45%	32.15%	to	33.88%
2008	806	$6.04	to	$7.68	$ 5,999	-	1.00%	to	2.45%	-42.63%	to	-41.86%
2007	529	$10.40	to	$13.21	$ 6,905	-	1.05%	to	2.45%	3.66%	to	5.01%
ING Columbia Small Cap Value II Portfolio - Service Class
2011	362	$9.10	to	$10.37	$ 3,468	0.42%	1.15%	to	2.60%	-5.01%	to	-3.80%
2010	411	$9.58	to	$10.78	$ 4,100	1.23%	1.15%	to	2.60%	22.19%	to	23.91%
2009	456	$7.84	to	$8.70	$ 3,693	1.26%	1.05%	to	2.60%	21.55%	to	23.23%
2008	430	$6.45	to	$7.06	$ 2,836	0.11%	1.15%	to	2.60%	-35.63%	to	-34.90%
2007	236	$10.02	to	$10.23	$ 2,404	0.12%	1.25%	to	2.60%	0.60%	to	1.69%

152

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Davis New York Venture Portfolio - Service Class
2011	930	$8.49	to	$9.31	$ 8,468	0.98%	1.00%	to	2.10%	-6.65%	to	-5.62%
2010	1,019	$9.02	to	$9.90	$ 9,881	0.40%	1.00%	to	2.45%	9.44%	to	11.00%
2009	1,073	$8.15	to	$8.94	$ 9,425	0.62%	1.00%	to	2.45%	28.64%	to	30.25%
2008	1,172	$6.26	to	$6.88	$ 7,943	0.81%	1.00%	to	2.45%	-40.68%	to	-39.97%
2007	556	$11.21	to	$11.46	$ 6,334	0.25%	1.25%	to	2.45%	1.72%	to	2.78%
ING Global Bond Portfolio - Service Class
2011	22	$12.31	to	$12.42	$ 276	6.47%	1.00%	to	1.20%	2.24%	to	2.48%
2010	10	$12.04	to	$12.12	$ 126	3.38%	1.00%	to	1.20%	14.12%	to	14.34%
2009	11	$10.55	to	$10.60	$ 111	4.02%	1.00%	to	1.20%	19.89%	to	20.18%
2008	10	$8.80	to	$8.82	$ 88	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Invesco Van Kampen Comstock Portfolio - Service Class
2011	353	$8.64	to	$12.35	$ 3,852	1.34%	1.00%	to	2.60%	-4.46%	to	-3.03%
2010	401	$8.91	to	$12.75	$ 4,530	1.20%	1.00%	to	2.60%	12.37%	to	13.94%
2009	515	$7.82	to	$11.19	$ 5,149	2.49%	1.00%	to	2.60%	25.40%	to	27.36%
2008	424	$6.14	to	$8.80	$ 3,365	4.24%	1.00%	to	2.60%	-38.08%	to	-37.14%
2007	395	$12.08	to	$14.00	$ 5,040	1.40%	1.05%	to	2.60%	-4.56%	to	-3.25%
ING Invesco Van Kampen Equity and Income Portfolio - Service Class
2011	234	$10.04	to	$12.10	$ 2,675	1.58%	1.00%	to	2.10%	-3.38%	to	-2.31%
2010	373	$10.30	to	$12.42	$ 4,432	1.78%	1.00%	to	2.45%	9.47%	to	11.03%
2009	278	$9.30	to	$11.23	$ 2,971	1.78%	1.00%	to	2.45%	19.48%	to	21.14%
2008	235	$7.69	to	$9.29	$ 2,087	7.72%	1.00%	to	2.45%	-25.33%	to	-24.53%
2007	86	$11.96	to	$12.31	$ 1,047	1.64%	1.25%	to	2.45%	0.93%	to	1.99%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2011	299	$10.24	to	$17.85	$ 4,086	0.90%	1.00%	to	2.45%	-0.46%	to	0.79%
2010	250	$10.18	to	$17.71	$ 3,466	0.77%	1.00%	to	2.45%	20.07%	to	21.73%
2009	244	$8.38	to	$14.56	$ 2,749	1.53%	1.00%	to	2.45%	22.84%	to	24.37%
2008	135	$6.75	to	$11.71	$ 1,294	2.83%	1.00%	to	2.45%	-34.57%	to	-33.73%
2007	52	$13.48	to	$17.67	$ 827	0.55%	1.05%	to	2.25%	0.00%	to	1.26%

153

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Global Portfolio - Initial Class
2011	10	$11.87	to	$12.62	$ 119	1.36%	1.05%	to	1.95%	-9.87%	to	-9.08%
2010	13	$13.17	to	$13.88	$ 176	1.76%	1.05%	to	1.95%	13.73%	to	14.90%
2009	14	$11.58	to	$12.08	$ 165	2.53%	1.05%	to	1.95%	36.88%	to	38.06%
2008	18	$8.46	to	$8.75	$ 151	2.39%	1.05%	to	1.95%	-41.45%	to	-40.96%
2007	18	$14.45	to	$14.82	$ 267	1.13%	1.05%	to	1.95%	4.48%	to	5.48%
ING Oppenheimer Global Portfolio - Service Class
2011	534	$8.84	to	$14.32	$ 6,791	1.36%	1.00%	to	2.45%	-10.46%	to	-9.26%
2010	629	$9.77	to	$15.80	$ 8,835	1.42%	1.00%	to	2.45%	13.15%	to	14.58%
2009	685	$8.54	to	$13.79	$ 8,493	2.16%	1.00%	to	2.45%	36.13%	to	37.94%
2008	751	$6.20	to	$10.00	$ 6,873	2.43%	1.00%	to	2.45%	-41.87%	to	-41.04%
2007	630	$10.54	to	$16.97	$ 10,070	1.08%	1.00%	to	2.45%	3.92%	to	5.21%
ING PIMCO Total Return Portfolio - Service Class
2011	17	$12.62	to	$12.73	$ 219	2.71%	1.00%	to	1.20%	2.02%	to	2.25%
2010	18	$12.37	to	$12.45	$ 223	3.08%	1.00%	to	1.20%	6.27%	to	6.50%
2009	20	$11.64	to	$11.69	$ 232	4.08%	1.00%	to	1.20%	11.28%	to	11.44%
2008	11	$10.46	to	$10.49	$ 111	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2015 Portfolio - Service Class
2011	23	$9.80	to	$9.89	$ 222	3.27%	1.00%	to	1.20%	-1.90%	to	-1.69%
2010	21	$9.99	to	$10.06	$ 206	2.08%	1.00%	to	1.20%	9.90%	to	10.19%
2009	20	$9.09	to	$9.13	$ 179	5.85%	1.00%	to	1.20%	20.88%
2008	3		$7.52		$ 26	(b)		1.20%			(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2025 Portfolio - Service Class
2011	118	$9.17	to	$9.25	$ 1,088	2.15%	1.00%	to	1.20%	-4.28%	to	-4.15%
2010	119	$9.58	to	$9.65	$ 1,143	1.46%	1.00%	to	1.20%	12.44%	to	12.73%
2009	140	$8.52	to	$8.56	$ 1,191	3.26%	1.00%	to	1.20%	24.20%	to	24.42%
2008	112	$6.86	to	$6.88	$ 771	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

154

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2035 Portfolio - Service Class
2011	14	$8.92	to	$9.00	$ 121	1.60%	1.00%	to	1.20%	-5.81%	to	-5.56%
2010	14	$9.47	to	$9.53	$ 129	0.82%	1.00%	to	1.20%	13.14%	to	13.32%
2009	14	$8.37	to	$8.41	$ 115	2.08%	1.00%	to	1.20%	26.82%	to	27.04%
2008	12	$6.60	to	$6.62	$ 77	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2045 Portfolio - Service Class
2011	2		$8.77		$ 18	-		1.00%		-6.10%
2010	2		$9.34		$ 20	-		1.00%		13.90%
2009	2		$8.20		$ 17	-		1.00%		28.53%
2008	2		$6.38		$ 14	(b)		1.00%			(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution Income Portfolio - Service Class
2011	11		$10.58		$ 117	4.57%		1.20%		-0.84%
2010	10		$10.67		$ 102	3.16%		1.20%			8.22%
2009	9		$9.86		$ 88	5.76%		1.20%		15.86%
2008	6	$8.51	to	$8.53	$ 51	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2011	131	$10.50	to	$10.60	$ 1,387	0.13%	1.00%	to	1.20%	-5.06%	to	-4.85%
2010	157	$11.06	to	$11.14	$ 1,745	0.07%	1.00%	to	1.20%	26.54%	to	26.88%
2009	142	$8.74	to	$8.78	$ 1,248	0.37%	1.00%	to	1.20%	44.22%	to	44.65%
2008	65	$6.06	to	$6.07	$ 393	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING T. Rowe Price Growth Equity Portfolio - Service Class
2011	369	$8.80	to	$10.07	$ 3,379	-	1.00%	to	2.10%	-3.30%	to	-2.29%
2010	423	$9.04	to	$10.32	$ 3,991	0.03%	1.00%	to	2.45%	14.00%	to	15.40%
2009	423	$7.93	to	$8.96	$ 3,481	-	1.00%	to	2.45%	39.37%	to	41.23%
2008	183	$5.69	to	$6.35	$ 1,084	1.71%	1.00%	to	2.45%	-43.58%	to	-43.03%
2007	20	$10.12	to	$10.18	$ 201	(a)	1.25%	to	2.10%		(a)

155

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Foreign Equity Portfolio - Service Class
2011	589	$7.56	to	$9.04	$ 5,186	1.71%	1.00%	to	2.10%	-14.07%	to	-13.01%
2010	895	$8.72	to	$10.53	$ 9,121	1.85%	1.00%	to	2.45%	6.08%	to	7.48%
2009	871	$8.12	to	$9.80	$ 8,299	-	1.00%	to	2.45%	28.79%	to	30.49%
2008	825	$6.24	to	$7.51	$ 6,061	3.51%	1.00%	to	2.45%	-41.97%	to	-41.24%
2007	304	$12.51	to	$12.78	$ 3,853	1.34%	1.05%	to	2.45%	13.09%	to	14.01%
ING Thornburg Value Portfolio - Initial Class
2011	-		$10.90		$ 2	-		1.45%		14.98%
2010	-		$9.48		$ 2	-		1.75%			9.47%
2009	-		$8.66		$ 2	-		1.75%		42.20%
2008	-		$6.09		$ 1	-		1.75%		-40.76%
2007	-		$10.28		$ 3	-		1.75%			5.33%
ING Thornburg Value Portfolio - Service Class
2011	22	$8.23	to	$8.30	$ 185	0.47%	1.00%	to	1.20%	-14.27%	to	-14.17%
2010	25	$9.60	to	$9.67	$ 237	1.42%	1.00%	to	1.20%	9.71%	to	10.01%
2009	21	$8.75	to	$8.79	$ 185	0.78%	1.00%	to	1.20%	42.74%	to	42.93%
2008	12	$6.13	to	$6.15	$ 72	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING UBS U.S. Large Cap Equity Portfolio - Service Class
2011	38	$8.35	to	$11.35	$ 405	0.59%	1.00%	to	2.10%	-4.74%	to	-3.66%
2010	58	$8.69	to	$11.79	$ 604	0.67%	1.00%	to	2.10%	10.69%	to	11.89%
2009	62	$7.78	to	$10.55	$ 585	1.28%	1.00%	to	2.10%	28.83%	to	30.33%
2008	70	$5.99	to	$8.10	$ 510	2.23%	1.00%	to	2.10%	-41.31%	to	-40.66%
2007	49	$13.12	to	$13.65	$ 657	0.65%	1.05%	to	2.10%	-1.20%	to	-0.07%
ING Strategic Allocation Conservative Portfolio - Class S
2011	-		$9.96		-	-		1.20%			0.30%
2010	-		$9.93		-	-		1.20%			9.60%
2009	-		$9.06		-	(c)		1.20%			(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)

156

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Strategic Allocation Growth Portfolio - Class S
2011	7	$8.74	to	$8.81	$ 62	3.09%	1.00%	to	1.20%	-4.27%	to	-4.13%
2010	14	$9.13	to	$9.19	$ 132	3.11%	1.00%	to	1.20%	11.48%	to	11.66%
2009	15	$8.19	to	$8.23	$ 125	10.05%	1.00%	to	1.20%	23.34%	to	23.57%
2008	11	$6.64	to	$6.66	$ 74	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Strategic Allocation Moderate Portfolio - Class S
2011	3	$9.32	to	$9.41	$ 31	3.17%	1.00%	to	1.20%	-2.10%	to	-1.88%
2010	3	$9.52	to	$9.59	$ 32	3.28%	1.00%	to	1.20%	10.31%	to	10.61%
2009	3	$8.63	to	$8.67	$ 29	7.69%	1.00%	to	1.20%	20.03%	to	20.25%
2008	3	$7.19	to	$7.21	$ 23	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Growth and Income Portfolio - Class A
2011	2,838	$9.49	to	$9.60	$ 27,118	(e)	1.00%	to	2.25%		(e)
2010	(e)		(e)		(e)	(e)		(e)			(e)
2009	(e)		(e)		(e)	(e)		(e)			(e)
2008	(e)		(e)		(e)	(e)		(e)			(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
ING Growth and Income Portfolio - Class I
2011	132	$8.70	to	$8.76	$ 1,153	1.28%	1.25%	to	1.40%	-1.69%	to	-1.46%
2010	153	$8.85	to	$8.89	$ 1,354	1.07%	1.25%	to	1.40%	12.45%	to	12.67%
2009	160	$7.87	to	$7.89	$ 1,257	1.44%	1.25%	to	1.40%	28.50%	to	28.59%
2008	181	$6.12	to	$6.14	$ 1,109	1.48%	1.25%	to	1.40%	-38.55%	to	-38.35%
2007	201		$9.96		$ 2,002	(a)	1.25%	to	1.40%		(a)
ING Growth and Income Portfolio - Class S
2011	1,314	$8.36	to	$9.48	$ 11,339	1.65%	1.00%	to	2.10%	-2.68%	to	-1.46%
2010	573	$8.53	to	$9.62	$ 5,047	0.86%	1.00%	to	2.45%	11.21%	to	12.69%
2009	539	$7.67	to	$8.54	$ 4,216	1.97%	1.00%	to	2.45%	26.99%	to	28.81%
2008	123	$6.04	to	$6.63	$ 755	3.95%	1.00%	to	2.45%	-38.79%	to	-38.69%
2007	1		$9.95		$ 5	(a)	1.45%	to	1.65%		(a)

157

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 7
2011	197	$9.64	to	$10.13	$ 1,980	2.18%	1.75%	to	2.45%	-2.43%	to	-1.84%
2010	223	$9.88	to	$10.32	$ 2,240	2.10%	1.75%	to	2.45%	0.00%	to	0.78%
2009	242	$9.88	to	$10.24	$ 2,427	2.31%	1.75%	to	2.45%	-1.50%	to	-0.78%
2008	263	$10.03	to	$10.32	$ 2,673	2.01%	1.75%	to	2.45%	-7.30%	to	-6.69%
2007	292	$10.82	to	$11.06	$ 3,187	2.63%	1.75%	to	2.45%	0.74%	to	1.47%
ING GET U.S. Core Portfolio - Series 8
2011	37	$9.65	to	$10.13	$ 362	1.63%	1.75%	to	2.45%	-2.92%	to	-2.22%
2010	37	$9.94	to	$10.36	$ 375	2.39%	1.75%	to	2.45%	0.00%	to	0.68%
2009	38	$9.94	to	$10.29	$ 379	2.11%	1.75%	to	2.45%	-0.60%	to	0.10%
2008	38	$10.00	to	$10.28	$ 380	2.34%	1.75%	to	2.45%	-8.76%	to	-8.05%
2007	59	$10.96	to	$11.18	$ 647	2.26%	1.75%	to	2.45%	1.11%	to	1.82%
ING GET U.S. Core Portfolio - Series 9
2011	20	$9.77	to	$10.24	$ 196	2.01%	1.75%	to	2.45%	-2.69%	to	-1.92%
2010	20	$10.04	to	$10.56	$ 203	2.31%	1.55%	to	2.45%	1.21%	to	2.13%
2009	23	$9.92	to	$10.34	$ 230	2.16%	1.55%	to	2.45%		-0.90%
2008	23	$10.01	to	$10.34	$ 234	2.06%	1.55%	to	2.45%	-7.49%	to	-6.59%
2007	23	$10.82	to	$11.07	$ 252	2.84%	1.55%	to	2.45%	1.41%	to	2.31%
ING GET U.S. Core Portfolio - Series 10
2011	1	$10.17	to	$10.30	$ 6	-	1.55%	to	1.75%		-1.15%
2010	1	$10.03	to	$10.42	$ 6	5.15%	1.55%	to	2.25%	1.72%	to	2.56%
2009	19	$9.86	to	$10.16	$ 188	4.32%	1.55%	to	2.25%	-3.05%	to	-2.40%
2008	90	$10.17	to	$10.41	$ 923	2.50%	1.55%	to	2.25%	-6.01%	to	-5.36%
2007	91	$10.82	to	$11.00	$ 995	1.81%	1.55%	to	2.25%	1.22%	to	1.95%
ING GET U.S. Core Portfolio - Series 11
2011	20	$10.15	to	$10.59	$ 213	2.23%	1.55%	to	2.25%	-1.36%	to	-0.75%
2010	23	$10.29	to	$10.67	$ 236	2.58%	1.55%	to	2.25%	2.49%	to	3.19%
2009	23	$10.04	to	$10.34	$ 230	3.75%	1.55%	to	2.25%	-3.00%	to	-2.27%
2008	24	$10.35	to	$10.58	$ 250	2.36%	1.55%	to	2.25%	-1.71%	to	-1.03%
2007	24	$10.53	to	$10.69	$ 258	0.32%	1.55%	to	2.25%	-0.28%	to	0.47%

158

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 12
2011	2	$10.42	to	$10.55	$ 21	2.67%	1.75%	to	1.95%	-0.86%
2010	5	$10.26	to	$10.51	$ 54	3.70%	1.95%	to	2.45%	3.22%	to	3.66%
2009	5	$9.94	to	$10.10	$ 54	3.64%	2.05%	to	2.45%	-3.02%	to	-2.60%
2008	5	$10.25	to	$10.37	$ 56	1.69%	2.05%	to	2.45%	-8.48%	to	-8.15%
2007	6	$11.20	to	$11.29	$ 62	0.16%	2.05%	to	2.45%	0.45%	to	0.89%
ING GET U.S. Core Portfolio - Series 13
2011	49	$10.43	to	$10.55	$ 511	2.07%	1.75%	to	1.95%	-0.19%
2010	63	$10.21	to	$10.45	$ 647	2.50%	1.95%	to	2.45%	3.97%	to	4.50%
2009	64	$9.82	to	$10.00	$ 632	3.57%	1.95%	to	2.45%	-4.47%	to	-3.94%
2008	69	$10.28	to	$10.41	$ 711	1.10%	1.95%	to	2.45%	-0.10%	to	0.39%
2007	72	$10.29	to	$10.37	$ 740	0.85%	1.95%	to	2.45%	2.39%	to	2.88%
ING GET U.S. Core Portfolio - Series 14
2011	676	$10.31	to	$10.88	$ 7,097	3.04%	1.55%	to	2.60%	0.59%	to	1.68%
2010	831	$10.25	to	$10.70	$ 8,621	3.95%	1.55%	to	2.60%	4.06%	to	5.21%
2009	898	$9.85	to	$10.17	$ 8,915	4.14%	1.55%	to	2.60%	-3.43%	to	-2.40%
2008	943	$10.20	to	$10.42	$ 9,664	1.80%	1.55%	to	2.60%	0.39%	to	1.46%
2007	1,027	$10.16	to	$10.27	$ 10,461	(a)	1.55%	to	2.60%		(a)
ING BlackRock Science and Technology Opportunities Portfolio - Class S
2011	633	$9.72	to	$10.28	$ 6,313	-	1.00%	to	2.45%	-12.59%	to	-11.46%
2010	662	$11.12	to	$11.61	$ 7,515	-	1.00%	to	2.45%	15.47%	to	17.04%
2009	472	$9.63	to	$9.92	$ 4,605	-	1.00%	to	2.45%	49.07%	to	51.00%
2008	305	$6.46	to	$6.57	$ 1,982	(b)	1.00%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Euro STOXX 50 Index Portfolio - Class A
2011	8	$7.10	to	$7.21	$ 57	5.63%	1.15%	to	1.85%	-18.76%	to	-18.25%
2010	10	$8.74	to	$8.82	$ 85	-	1.15%	to	1.85%	-10.70%	to	-10.18%
2009	5	$9.81	to	$9.82	$ 53	(c)	1.15%	to	1.65%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)

159

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Hang Seng Index Portfolio - Class S
2011	190	$10.80	to	$11.13	$ 2,084	2.68%	1.15%	to	2.25%	-20.24%	to	-19.35%
2010	196	$13.53	to	$13.80	$ 2,685	0.05%	1.15%	to	2.45%	5.05%	to	6.24%
2009	129	$12.88	to	$12.99	$ 1,663	(c)	1.15%	to	2.45%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Index Plus LargeCap Portfolio - Class S
2011	293	$8.76	to	$10.88	$ 2,990	1.76%	1.00%	to	2.10%	-2.35%	to	-1.34%
2010	384	$8.90	to	$11.08	$ 3,959	1.70%	1.00%	to	2.25%	11.09%	to	12.43%
2009	401	$7.93	to	$9.89	$ 3,685	2.76%	1.00%	to	2.25%	20.18%	to	21.87%
2008	428	$6.52	to	$8.16	$ 3,275	1.85%	1.00%	to	2.60%	-38.94%	to	-38.01%
2007	443	$11.40	to	$13.23	$ 5,607	0.81%	1.05%	to	2.60%	2.31%	to	3.61%
ING Index Plus MidCap Portfolio - Class S
2011	431	$9.70	to	$15.02	$ 5,371	0.61%	1.00%	to	2.45%	-3.67%	to	-2.30%
2010	539	$9.96	to	$15.39	$ 6,808	0.85%	1.00%	to	2.45%	18.75%	to	20.33%
2009	579	$8.29	to	$12.79	$ 6,155	1.33%	1.00%	to	2.45%	28.47%	to	30.16%
2008	590	$6.38	to	$9.83	$ 4,941	1.15%	1.00%	to	2.60%	-39.26%	to	-38.41%
2007	506	$11.17	to	$15.96	$ 7,246	0.50%	1.05%	to	2.60%	2.82%	to	4.11%
ING Index Plus SmallCap Portfolio - Class S
2011	395	$9.22	to	$14.87	$ 4,731	0.61%	1.00%	to	2.45%	-3.24%	to	-1.98%
2010	473	$9.42	to	$15.17	$ 5,734	0.48%	1.00%	to	2.45%	19.59%	to	21.20%
2009	506	$7.79	to	$12.52	$ 5,099	1.39%	1.00%	to	2.45%	21.69%	to	23.31%
2008	529	$6.33	to	$10.16	$ 4,383	0.65%	1.00%	to	2.60%	-35.28%	to	-34.37%
2007	481	$10.15	to	$15.48	$ 6,353	0.12%	1.05%	to	2.60%	-8.68%	to	-7.47%
ING International Index Portfolio - Class S
2011	443	$6.80	to	$12.89	$ 3,297	2.54%	1.00%	to	2.10%	-14.25%	to	-13.37%
2010	472	$7.89	to	$14.88	$ 4,169	3.27%	1.00%	to	2.45%	5.19%	to	6.59%
2009	458	$7.50	to	$13.96	$ 3,838	-	1.00%	to	2.45%	24.54%	to	25.99%
2008	96	$6.02	to	$6.08	$ 580	(b)	1.15%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

160

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Japan TOPIX Index® Portfolio - Class A
2011	11	$9.28	to	$9.43	$ 102	3.28%	1.25%	to	1.95%	-15.08%	to	-14.81%
2010	2	$11.01	to	$11.07	$ 20	(d)	1.25%	to	1.65%		(d)
2009	(d)		(d)		(d)	(d)		(d)			(d)
2008	(d)		(d)		(d)	(d)		(d)			(d)
2007	(d)		(d)		(d)	(d)		(d)			(d)
ING Russell™ Large Cap Growth Index Portfolio - Class S
2011	108	$14.14	to	$14.58	$ 1,555	0.90%	1.00%	to	2.10%	1.73%	to	2.89%
2010	94	$13.85	to	$14.17	$ 1,321	0.57%	1.00%	to	2.45%	9.92%	to	11.32%
2009	89	$12.60	to	$12.73	$ 1,128	(c)	1.00%	to	2.45%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Large Cap Index Portfolio - Class S
2011	862	$8.80	to	$14.37	$ 8,127	1.50%	1.05%	to	2.25%	-0.11%	to	1.10%
2010	762	$8.80	to	$14.24	$ 7,223	3.22%	1.05%	to	2.45%	9.44%	to	10.83%
2009	806	$8.04	to	$12.88	$ 6,941	-	1.05%	to	2.45%	20.54%	to	22.17%
2008	85	$6.67	to	$6.72	$ 574	(b)	1.15%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Large Cap Value Index Portfolio - Class S
2011	115	$13.26	to	$13.73	$ 1,559	1.50%	1.05%	to	2.45%	-1.70%	to	-0.44%
2010	129	$13.49	to	$13.79	$ 1,766	1.50%	1.05%	to	2.45%	8.53%	to	9.97%
2009	114	$12.43	to	$12.54	$ 1,431	(c)	1.05%	to	2.45%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)
ING Russell™ Mid Cap Growth Index Portfolio - Class S
2011	258	$15.19	to	$15.66	$ 4,001	0.44%	1.15%	to	2.25%	-4.41%	to	-3.33%
2010	282	$15.87	to	$16.20	$ 4,547	0.29%	1.15%	to	2.45%	22.93%	to	24.42%
2009	288	$12.91	to	$13.02	$ 3,743	(c)	1.15%	to	2.45%		(c)
2008	(c)		(c)		(c)	(c)		(c)			(c)
2007	(c)		(c)		(c)	(c)		(c)			(c)

161

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Mid Cap Index Portfolio - Class S
2011	249	$9.82	to	$10.14	$ 2,495	1.19%	1.15%	to	2.00%	-4.01%	to	-3.15%
2010	262	$10.16	to	$10.50	$ 2,725	0.48%	1.05%	to	2.25%	22.12%	to	23.53%
2009	220	$8.32	to	$8.50	$ 1,854	-	1.05%	to	2.25%	36.62%	to	38.11%
2008	83	$6.09	to	$6.14	$ 507	(b)	1.15%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Russell™ Small Cap Index Portfolio - Class S
2011	359	$9.88	to	$10.34	$ 3,636	0.93%	1.05%	to	2.25%	-6.26%	to	-5.14%
2010	239	$10.53	to	$10.90	$ 2,576	0.40%	1.05%	to	2.45%	23.13%	to	24.71%
2009	220	$8.55	to	$8.74	$ 1,908	-	1.05%	to	2.45%	23.52%	to	25.04%
2008	120	$6.92	to	$6.99	$ 834	(b)	1.05%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING Small Company Portfolio - Class S
2011	238	$10.19	to	$10.62	$ 2,466	0.25%	1.00%	to	2.25%	-4.86%	to	-3.65%
2010	302	$10.61	to	$11.04	$ 3,248	0.32%	1.00%	to	2.45%	21.15%	to	22.87%
2009	352	$8.66	to	$9.01	$ 3,101	0.47%	1.00%	to	2.45%	24.33%	to	25.90%
2008	168	$6.89	to	$7.16	$ 1,169	(b)	1.00%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING U.S. Bond Index Portfolio - Class S
2011	479	$11.30	to	$11.87	$ 5,586	2.00%	1.00%	to	2.45%	4.53%	to	5.90%
2010	519	$10.81	to	$11.21	$ 5,730	2.48%	1.00%	to	2.45%	3.44%	to	4.86%
2009	524	$10.45	to	$10.69	$ 5,543	2.61%	1.00%	to	2.45%	3.16%	to	4.50%
2008	229	$10.13	to	$10.23	$ 2,336	(b)	1.00%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S
2011	488	$7.43	to	$7.77	$ 3,737	3.05%	1.15%	to	2.45%	-6.07%	to	-5.01%
2010	583	$7.91	to	$8.18	$ 4,718	3.59%	1.15%	to	2.45%	3.39%	to	4.66%
2009	808	$7.65	to	$7.81	$ 6,261	-	1.15%	to	2.45%	26.87%	to	28.45%
2008	593	$6.00	to	$6.09	$ 3,600	(b)	1.15%	to	2.45%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)

162

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Value Portfolio - Class S
2011	85	$6.79	to	$6.85	$ 577	2.46%	1.00%	to	1.20%	-16.07%	to	-15.85%
2010	119	$8.09	to	$8.14	$ 966	1.73%	1.00%	to	1.20%	1.13%	to	1.24%
2009	125	$8.00	to	$8.04	$ 1,004	1.58%	1.00%	to	1.20%	24.61%	to	24.84%
2008	99	$6.42	to	$6.44	$ 637	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
ING MidCap Opportunities Portfolio - Class S
2011	491	$11.04	to	$12.61	$ 5,683	-	1.00%	to	2.00%	-2.73%	to	-1.79%
2010	460	$11.26	to	$12.84	$ 5,472	0.50%	1.00%	to	2.45%	26.94%	to	28.66%
2009	434	$8.87	to	$9.98	$ 4,043	0.11%	1.00%	to	2.45%	37.73%	to	39.58%
2008	459	$6.43	to	$7.15	$ 3,061	-	1.00%	to	2.45%	-38.62%	to	-38.50%
2007	5	$10.72	to	$10.83	$ 56	-	1.25%	to	1.40%	23.79%	to	23.91%
ING SmallCap Opportunities Portfolio - Class S
2011	60	$11.13	to	$15.58	$ 782	-	1.00%	to	2.00%	-1.46%	to	-0.53%
2010	66	$11.20	to	$15.69	$ 863	-	1.00%	to	2.00%	29.37%	to	30.71%
2009	72	$8.58	to	$12.03	$ 721	-	1.00%	to	2.00%	28.15%	to	29.39%
2008	82	$6.65	to	$9.32	$ 631	-	1.00%	to	2.00%	-35.93%	to	-35.41%
2007	45	$8.80	to	$14.43	$ 633	-	1.25%	to	2.00%	7.68%	to	8.41%
Invesco V.I. Leisure Fund - Series I Shares
2011	11	$11.04	to	$11.91	$ 119	0.70%	1.25%	to	2.10%	-5.88%	to	-5.10%
2010	14	$11.73	to	$12.55	$ 167	0.59%	1.25%	to	2.10%	19.33%	to	20.44%
2009	17	$9.83	to	$10.42	$ 173	1.95%	1.25%	to	2.10%	30.03%	to	31.07%
2008	18	$7.56	to	$7.95	$ 135	0.93%	1.25%	to	2.10%	-44.25%	to	-43.74%
2007	22	$13.46	to	$14.13	$ 295	1.47%	1.25%	to	2.45%	-3.17%	to	-2.08%
Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I
2011	34	$8.47	to	$8.53	$ 290	2.30%	1.25%	to	1.40%	3.55%	to	3.65%
2010	39	$8.18	to	$8.23	$ 318	2.87%	1.25%	to	1.40%	7.92%	to	8.15%
2009	41	$7.58	to	$7.61	$ 309	1.70%	1.25%	to	1.40%	22.85%	to	22.94%
2008	45	$6.17	to	$6.19	$ 278	1.14%	1.25%	to	1.40%	-36.59%	to	-36.45%
2007	62	$9.73	to	$9.74	$ 603	(a)	1.25%	to	1.40%		(a)

163

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
Legg Mason Global Currents Variable International All Cap Opportunity Portfolio
2011	6	$11.65	to	$11.95	$ 69	7.45%	1.25%	to 1.40%	-12.80%	to -12.65%
2010	9	$13.36	to	$13.68	$ 119	1.69%	1.25%	to 1.40%	2.22%	to 2.40%
2009	9	$13.07	to	$13.36	$ 118	0.92%	1.25%	to 1.40%	26.77%	to 27.00%
2008	10	$10.31	to	$10.52	$ 100	2.01%	1.25%	to 1.40%	-44.18%	to -44.10%
2007	11	$18.47	to	$18.82	$ 199	0.96%	1.25%	to 1.40%	4.88%	to 4.96%
Legg Mason Variable Lifestyle Allocation 50%
2011	63	$17.03	to	$17.42	$ 1,070	2.52%	1.25%	to 1.40%	-0.23%	to -0.11%
2010	72	$17.07	to	$17.44	$ 1,234	2.90%	1.25%	to 1.40%	12.75%	to 12.95%
2009	83	$15.14	to	$15.44	$ 1,252	4.56%	1.25%	to 1.40%	30.40%	to 30.63%
2008	107	$11.61	to	$11.82	$ 1,250	3.53%	1.25%	to 1.40%	-28.33%	to -28.23%
2007	122	$16.20	to	$16.47	$ 1,982	3.22%	1.25%	to 1.40%	1.76%	to 1.92%
Legg Mason Variable Lifestyle Allocation 70%
2011	35	$14.40	to	$14.73	$ 506	1.89%	1.25%	to 1.40%	-1.97%	to -1.80%
2010	37	$14.69	to	$15.00	$ 551	2.05%	1.25%	to 1.40%	13.44%	to 13.55%
2009	40	$12.95	to	$13.21	$ 521	3.26%	1.25%	to 1.40%	31.07%	to 31.31%
2008	47	$9.88	to	$10.06	$ 462	2.28%	1.25%	to 1.40%	-33.74%	to -33.64%
2007	57	$14.91	to	$15.16	$ 856	2.62%	1.25%	to 1.40%	2.40%	to 2.57%
Legg Mason Variable Lifestyle Allocation 85%
2011	15	$13.81	to	$14.13	$ 210	1.29%	1.25%	to 1.40%	-3.70%	to -3.48%
2010	18	$14.34	to	$14.64	$ 256	1.55%	1.25%	to 1.40%	14.08%	to 14.20%
2009	21	$12.57	to	$12.82	$ 261	2.06%	1.25%	to 1.40%	30.67%	to 30.82%
2008	23	$9.62	to	$9.80	$ 224	1.61%	1.25%	to 1.40%	-38.29%	to -38.17%
2007	25	$15.59	to	$15.85	$ 399	1.42%	1.25%	to 1.40%	1.90%	to 2.06%
Legg Mason Western Asset Variable High Income Portfolio
2011	9	$21.38	to	$21.92	$ 196	8.89%	1.25%	to 1.40%	0.99%	to 1.11%
2010	10	$21.17	to	$21.68	$ 209	9.69%	1.25%	to 1.40%	14.99%	to 15.20%
2009	10	$18.41	to	$18.82	$ 183	12.04%	1.25%	to 1.40%	57.75%	to 57.89%
2008	10	$11.67	to	$11.92	$ 116	12.33%	1.25%	to 1.40%	-30.99%	to -30.86%
2007	10	$16.91	to	$17.24	$ 176	8.14%	1.25%	to 1.40%	-1.11%	to -0.92%

164

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA - Service Class
2011	6		$9.75		$ 63	-		1.00%		-3.37%
2010	9	$10.02	to	$10.09	$ 88	-	1.00%	to	1.20%	21.60%	to	21.86%
2009	12	$8.24	to	$8.28	$ 98	1.17%	1.00%	to	1.20%	35.30%	to	35.52%
2008	12	$6.09	to	$6.11	$ 73	-	1.00%	to	1.20%	-38.65%
2007	5		$9.96		$ 47	(a)		1.00%			(a)
PIMCO Real Return Portfolio - Administrative Class
2011	139	$13.55	to	$13.67	$ 1,887	7.20%	1.00%	to	1.20%	10.34%	to	10.60%
2010	18	$12.28	to	$12.36	$ 225	1.46%	1.00%	to	1.20%	6.88%	to	7.01%
2009	16	$11.49	to	$11.55	$ 187	3.04%	1.00%	to	1.20%	16.89%	to	17.14%
2008	14	$9.83	to	$9.86	$ 142	(b)	1.00%	to	1.20%		(b)
2007	(b)		(b)		(b)	(b)		(b)			(b)
Pioneer Equity Income VCT Portfolio - Class II
2011	172	$9.48	to	$9.57	$ 1,643	2.04%	1.00%	to	1.20%	4.52%	to	4.70%
2010	185	$9.07	to	$9.14	$ 1,683	1.93%	1.00%	to	1.20%	17.79%	to	18.09%
2009	198	$7.70	to	$7.74	$ 1,526	3.21%	1.00%	to	1.20%	12.41%	to	12.83%
2008	187	$6.85	to	$6.86	$ 1,279	2.71%	1.00%	to	1.20%	-31.19%
2007	5		$9.97		$ 47	(a)		1.00%			(a)
ProFund VP Bull
2011	2	$8.16	to	$10.36	$ 24	-	1.25%	to	1.85%	-1.86%	to	-1.26%
2010	3	$8.30	to	$10.51	$ 26	-	1.25%	to	1.85%	10.46%	to	11.22%
2009	6	$7.51	to	$9.47	$ 58	-	1.25%	to	1.85%	21.97%	to	22.69%
2008	8	$6.14	to	$7.73	$ 57	-	1.25%	to	1.85%	-38.81%	to	-38.38%
2007	9	$10.03	to	$12.59	$ 108	0.96%	1.25%	to	2.25%	1.24%	to	2.17%
ProFund VP Europe 30
2011	4	$8.21	to	$10.31	$ 43	-	1.25%	to	1.95%	-10.61%	to	-10.07%
2010	5	$9.17	to	$11.48	$ 51	1.67%	1.25%	to	1.95%	0.63%	to	1.37%
2009	6	$9.09	to	$11.35	$ 69	3.05%	1.25%	to	1.95%	29.69%	to	30.67%
2008	8	$7.00	to	$8.71	$ 62	2.01%	1.25%	to	1.95%	-45.10%	to	-44.71%
2007	9	$12.72	to	$15.78	$ 137	2.23%	1.25%	to	1.95%	12.38%	to	13.17%

165

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B
Notes to Financial Statements

						Investment
	Units	Unit Fair Value			Net Assets	Income	Expense RatioB		Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)		(lowest to highest)
ProFund VP Rising Rates Opportunity
2011	29	$3.00	to	$3.53	$ 97	-	1.05%	to 1.95%	-38.71%	to -38.13%
2010	31	$4.83	to	$5.65	$ 165	-	1.05%	to 1.95%	-17.68%	to -16.96%
2009	33	$5.86	to	$6.86	$ 216	0.50%	1.05%	to 1.95%	29.65%	to 30.87%
2008	36	$4.52	to	$5.28	$ 181	5.05%	1.05%	to 2.45%	-39.45%	to -38.57%
2007	50	$7.42	to	$8.69	$ 413	5.29%	1.05%	to 2.45%	-7.35%	to -6.21%

(a)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2009, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2010, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2011, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

166

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2011, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ReliaStar Life Insurance Company of NY Separate Account NY-B available under the Contract for the indicated periods. Fund name changes after
December 31, 2011 are not reflected in the following information.

	Separate Account Annual Charges of 1.05%

	2011	2010	2009	2008	2007	2006	2005	2004	2003
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during April 2006)
Value at beginning of period	$14.27	$11.40	$9.22	$12.97	$13.46	$12.99
Value at end of period	$13.26	$14.27	$11.40	$9.22	$12.97	$13.46
Number of accumulation units outstanding at end of period	0	0	0	0	222	222
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.33	$14.12	$10.53	$18.57	$16.00	$14.51	$12.57	$11.03	$10.00
Value at end of period	$15.71	$16.33	$14.12	$10.53	$18.57	$16.00	$14.51	$12.57	$11.03
Number of accumulation units outstanding at end of period	3,667	6,508	9,160	11,829	13,703	14,467	10,615	10,696	5,194
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.46	$10.08	$7.84	$13.85	$13.83	$11.65	$11.15	$10.13	$10.00
Value at end of period	$11.41	$11.46	$10.08	$7.84	$13.85	$13.83	$11.65	$11.15	$10.13
Number of accumulation units outstanding at end of period	4,034	5,630	5,911	6,136	6,243	12,728	12,851	13,601	5,826
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.49	$12.40	$9.04	$16.39	$14.82	$13.66	$11.94	$10.79
Value at end of period	$13.65	$14.49	$12.40	$9.04	$16.39	$14.82	$13.66	$11.94
Number of accumulation units outstanding at end of period	5,640	10,215	10,459	10,818	10,920	10,653	11,813	12,165
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$19.14	$18.13	$12.87	$22.61	$19.14	$16.34	$13.66	$11.76
Value at end of period	$16.21	$19.14	$18.13	$12.87	$22.61	$19.14	$16.34	$13.66
Number of accumulation units outstanding at end of period	0	435	586	671	699	723	844	983
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$14.73	$13.94	$11.71	$21.00	$18.22	$15.61
Value at end of period	$11.40	$14.73	$13.94	$11.71	$21.00	$18.22
Number of accumulation units outstanding at end of period	0	0	0	0	64	64
ING BALANCED PORTFOLIO
Value at beginning of period	$10.29	$9.14	$7.77	$10.95	$10.51
Value at end of period	$10.03	$10.29	$9.14	$7.77	$10.95
Number of accumulation units outstanding at end of period	907	907	920	836	4,368
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$12.86	$10.27	$7.68	$13.21	$12.58	$11.03	$11.00
Value at end of period	$13.01	$12.86	$10.27	$7.68	$13.21	$12.58	$11.03
Number of accumulation units outstanding at end of period	0	71	259	381	406	430	455

Empire Traditions

CFI 1

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.66	$11.01	$9.27	$13.13	$12.23	$10.85	$9.93	$8.61
Value at end of period	$12.08	$11.66	$11.01	$9.27	$13.13	$12.23	$10.85	$9.93
Number of accumulation units outstanding at end of period	3,577	3,575	3,539	3,475	3,615	3,642	6,400	880
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.01
Value at end of period	$12.28
Number of accumulation units outstanding at end of period	589
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.38	$10.14	$7.87	$13.06	$12.36	$11.66	$10.92
Value at end of period	$11.09	$11.38	$10.14	$7.87	$13.06	$12.36	$11.66
Number of accumulation units outstanding at end of period	1,881	1,883	1,885	1,886	1,886	1,888	1,889
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.51	$9.84	$9.31
Value at end of period	$10.18	$11.51	$9.84
Number of accumulation units outstanding at end of period	0	94	95
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.50	$14.61	$10.86	$17.86	$21.94	$16.11	$13.55
Value at end of period	$20.04	$18.50	$14.61	$10.86	$17.86	$21.94	$16.11
Number of accumulation units outstanding at end of period	247	299	438	529	613	668	583
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.25	$8.27	$6.24
Value at end of period	$9.87	$10.25	$8.27
Number of accumulation units outstanding at end of period	0	0	320
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$11.37	$10.17	$9.27	$11.12	$10.95	$10.94
Value at end of period	$11.54	$11.37	$10.17	$7.79	$11.12	$10.95
Number of accumulation units outstanding at end of period	0	381	1,238	0	1,690	1,878
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.14	$9.18	$7.34	$11.92	$11.71
Value at end of period	$9.95	$10.14	$9.18	$7.34	$11.92
Number of accumulation units outstanding at end of period	704	778	861	2,264	2,470
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$20.32	$16.88	$12.41	$21.25	$16.12	$16.27
Value at end of period	$18.27	$20.32	$16.88	$12.41	$21.25	$16.12
Number of accumulation units outstanding at end of period	1,190	1,380	1,529	1,531	243	177
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.88	$7.88	$7.16
Value at end of period	$8.74	$8.88	$7.88
Number of accumulation units outstanding at end of period	4,593	3,140	3,183

Empire Traditions

CFI 2

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.60
Number of accumulation units outstanding at end of period	5,958
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.22	$9.09	$7.47	$12.05	$11.63	$10.28	$9.88	$9.06	$10.00
Value at end of period	$10.08	$10.22	$9.09	$7.47	$12.05	$11.63	$10.28	$9.88	$9.06
Number of accumulation units outstanding at end of period	4,981	7,767	8,407	9,181	13,755	14,665	15,902	17,336	2,261
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.39	$12.79	$9.83	$15.96	$15.33	$14.19	$12.94	$11.24	$10.00
Value at end of period	$15.02	$15.39	$12.79	$9.83	$15.96	$15.33	$14.19	$12.94	$11.24
Number of accumulation units outstanding at end of period	1,385	1,445	1,950	3,194	4,643	4,910	5,208	5,699	2,393
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.17	$12.52	$10.16	$15.48	$16.73	$14.90	$14.02	$11.64	$10.00
Value at end of period	$14.87	$15.17	$12.52	$10.16	$15.48	$16.73	$14.90	$14.02	$11.64
Number of accumulation units outstanding at end of period	217	218	218	218	942	1,659	1,840	1,842	1,049
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$11.73	$10.82	$10.75	$10.87	$10.40	$10.00
Value at end of period	$12.45	$11.73	$10.82	$9.83	$10.87	$10.40
Number of accumulation units outstanding at end of period	0	732	2,651	0	1,815	1,945
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.17	$7.67	$7.07
Value at end of period	$7.08	$8.17	$7.67
Number of accumulation units outstanding at end of period	0	0	1,250
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.75	$11.19	$8.80	$14.00	$14.47	$12.62	$12.33	$10.67	$10.00
Value at end of period	$12.35	$12.75	$11.19	$8.80	$14.00	$14.47	$12.62	$12.33	$10.67
Number of accumulation units outstanding at end of period	5,391	6,196	7,165	6,489	6,843	6,890	7,029	6,994	5,965
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.88	$10.68	$8.81
Value at end of period	$11.51	$11.88	$10.68
Number of accumulation units outstanding at end of period	0	1,499	567
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$24.69	$20.74	$12.22	$25.34	$18.49	$16.05
Value at end of period	$19.97	$24.69	$20.74	$12.22	$25.34	$18.49
Number of accumulation units outstanding at end of period	499	552	610	1,606	1,896	2,026
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.71	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.82	$10.00
Value at end of period	$17.85	$17.71	$14.56	$11.71	$17.67	$17.45	$15.14	$14.10	$11.82
Number of accumulation units outstanding at end of period	1,730	1,731	1,823	1,121	1,834	1,980	2,059	1,643	1,642

Empire Traditions

CFI 3

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.41	$13.09	$10.39	$14.99	$15.41	$13.35	$13.01	$10.44	$10.00
Value at end of period	$16.02	$16.41	$13.09	$10.39	$14.99	$15.41	$13.35	$13.01	$10.44
Number of accumulation units outstanding at end of period	739	750	793	960	1,170	2,451	2,307	1,799	185
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.26	$12.61	$8.95	$12.48	$11.30	$10.82	$10.54
Value at end of period	$14.43	$14.26	$12.61	$8.95	$12.48	$11.30	$10.82
Number of accumulation units outstanding at end of period	1,592	1,063	1,063	1,063	1,063	1,063	1,062
ING LIQUID ASSETS PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$18.03	$18.22	$18.35	$18.10	$17.43	$16.99
Value at end of period	$17.84	$18.03	$18.22	$18.35	$18.10	$17.43
Number of accumulation units outstanding at end of period	44,953	58,410	73,578	58,287	717	102
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$28.44	$26.16	$22.43	$29.19	$28.36	$25.61	$25.15	$22.87	$10.00
Value at end of period	$28.59	$28.44	$26.16	$22.43	$29.19	$28.36	$25.61	$25.15	$22.87
Number of accumulation units outstanding at end of period	2,572	4,008	4,086	3,722	5,912	5,626	5,933	5,121	1,397
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2003)
Value at beginning of period	$13.88	$12.08	$8.75	$14.82	$14.05	$12.03	$10.06
Value at end of period	$12.62	$13.88	$12.08	$8.75	$14.82	$14.05	$12.03
Number of accumulation units outstanding at end of period	1,976	2,048	2,192	3,548	3,746	3,925	4,136
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2003)
Value at beginning of period	$15.80	$13.79	$10.00	$16.97	$16.13	$13.86	$12.37	$10.87	$10.00
Value at end of period	$14.32	$15.80	$13.79	$10.00	$16.97	$16.13	$13.86	$12.37	$10.87
Number of accumulation units outstanding at end of period	104	104	104	811	812	813	202	3,726	1,123
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.74	$13.92	$9.42	$12.29	$12.07	$11.20	$10.85	$10.00
Value at end of period	$16.26	$15.74	$13.92	$9.42	$12.29	$12.07	$11.20	$10.85
Number of accumulation units outstanding at end of period	2,073	2,073	2,074	2,074	5,386	6,722	6,615	6,112
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$19.76	$18.54	$16.38	$15.88	$14.73	$14.27	$14.07	$13.56	$10.00
Value at end of period	$20.23	$19.76	$18.54	$16.38	$15.88	$14.73	$14.27	$14.07	$13.56
Number of accumulation units outstanding at end of period	3,134	9,120	7,844	6,600	8,528	8,574	8,560	8,679	2,680
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.36	$9.38	$9.22
Value at end of period	$10.12	$10.36	$9.38
Number of accumulation units outstanding at end of period	0	1,020	1,021
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.59	$9.64	$9.50
Value at end of period	$10.48	$10.59	$9.64
Number of accumulation units outstanding at end of period	15,917	22,867	23,734

Empire Traditions

CFI 4

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.70	$9.87	$9.75
Value at end of period	$10.81	$10.70	$9.87
Number of accumulation units outstanding at end of period	0	13,962	2,277
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.16	$12.72	$10.85
Value at end of period	$14.56	$14.16	$12.72
Number of accumulation units outstanding at end of period	1,129	2,735	3,157
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$9.11	$8.22	$6.99
Value at end of period	$9.21	$9.11	$8.22
Number of accumulation units outstanding at end of period	1,637	1,637	1,637
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.79	$12.54	$10.65
Value at end of period	$13.73	$13.79	$12.54
Number of accumulation units outstanding at end of period	205	261	965
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.50	$8.50	$8.32
Value at end of period	$10.18	$10.50	$8.50
Number of accumulation units outstanding at end of period	0	79	80
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.90	$8.74	$6.99	$10.06
Value at end of period	$10.34	$10.90	$8.74	$6.99
Number of accumulation units outstanding at end of period	2,898	3,530	3,530	3,531
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.79	$12.22	$9.27	$12.92	$12.51	$11.03	$10.79
Value at end of period	$14.04	$13.79	$12.22	$9.27	$12.92	$12.51	$11.03
Number of accumulation units outstanding at end of period	1,045	1,355	1,548	1,473	414	438	463
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.40	$10.91	$8.82	$13.86	$13.59	$11.53	$11.02
Value at end of period	$12.16	$12.40	$10.91	$8.82	$13.86	$13.59	$11.53
Number of accumulation units outstanding at end of period	0	0	0	0	486	486	540
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$13.96	$12.40	$9.10	$18.22	$15.27	$12.45	$11.23
Value at end of period	$12.11	$13.96	$12.40	$9.10	$18.22	$15.27	$12.45
Number of accumulation units outstanding at end of period	1,008	1,009	1,019	1,219	1,819	2,008	1,435
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.53	$9.80	$7.51	$12.78	$11.21	$9.79
Value at end of period	$9.15	$10.53	$9.80	$7.51	$12.78	$11.21
Number of accumulation units outstanding at end of period	0	821	821	1,869	1,870	1,871

Empire Traditions

CFI 5

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.19	$10.68	$10.23	$10.00
Value at end of period	$11.85	$11.19	$10.68	$10.23
Number of accumulation units outstanding at end of period	601	601	663	62
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.79	$10.55	$8.10	$13.65	$13.66	$12.08	$11.17
Value at end of period	$11.35	$11.79	$10.55	$8.10	$13.65	$13.66	$12.08
Number of accumulation units outstanding at end of period	598	598	598	598	598	598	598
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$5.14	$6.19	$4.73	$7.70	$8.21	$7.54	$8.27	$8.75
Value at end of period	$3.18	$5.14	$6.19	$4.73	$7.70	$8.21	$7.54	$8.27
Number of accumulation units outstanding at end of period	908	908	679	687	3,057	3,231	528	528

	Separate Account Annual Charges of 1.25%

	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.36	$9.55	$8.00	$10.15
Value at end of period	$9.86	$10.36	$9.55	$8.00
Number of accumulation units outstanding at end of period	413,300	406,977	364,799	131,313
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$14.11	$11.30	$9.15	$12.90	$13.41	$11.38	$10.43
Value at end of period	$13.08	$14.11	$11.30	$9.15	$12.90	$13.41	$11.38
Number of accumulation units outstanding at end of period	15,904	18,205	19,452	19,699	22,502	22,535	14,990
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.02	$13.88	$10.37	$18.33	$15.82	$14.38	$12.48	$10.98	$10.00
Value at end of period	$15.38	$16.02	$13.88	$10.37	$18.33	$15.82	$14.38	$12.48	$10.98
Number of accumulation units outstanding at end of period	375,382	404,824	421,991	452,705	336,347	249,402	90,276	17,580	4,395
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.24	$9.90	$7.72	$13.67	$13.67	$11.55	$11.07	$10.08	$10.00
Value at end of period	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.55	$11.07	$10.08
Number of accumulation units outstanding at end of period	92,059	93,848	97,079	105,147	102,129	64,510	33,603	16,686	3,715
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.69	$8.77	$7.20	$10.06
Value at end of period	$9.66	$9.69	$8.77	$7.20
Number of accumulation units outstanding at end of period	286,874	266,245	274,315	11,165
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.28	$9.81	$8.86	$10.02
Value at end of period	$10.73	$10.28	$9.81	$8.86
Number of accumulation units outstanding at end of period	241,679	246,190	233,159	346,094

Empire Traditions

CFI 6

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.16
Value at end of period	$9.34
Number of accumulation units outstanding at end of period	20
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.28	$12.25	$8.94	$16.25	$14.72	$13.60	$11.91	$10.78	$10.00
Value at end of period	$13.43	$14.28	$12.25	$8.94	$16.25	$14.72	$13.60	$11.91	$10.78
Number of accumulation units outstanding at end of period	863,706	930,075	987,116	973,551	651,428	417,782	154,103	25,130	788
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during April 2011)
Value at beginning of period	$10.05
Value at end of period	$8.83
Number of accumulation units outstanding at end of period	1,814
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.86	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62	$10.00
Value at end of period	$15.94	$18.86	$17.90	$12.73	$22.41	$19.01	$16.26	$13.62	$11.62
Number of accumulation units outstanding at end of period	296,103	301,537	289,246	273,601	249,916	137,611	72,215	12,995	753
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during March 2009)
Value at beginning of period	$15.64	$14.06	$9.19
Value at end of period	$14.54	$15.64	$14.06
Number of accumulation units outstanding at end of period	37,384	27,736	26,297
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.48	$13.72	$11.56	$20.76	$18.05	$14.15	$12.42	$11.24
Value at end of period	$11.18	$14.48	$13.72	$11.56	$20.76	$18.05	$14.15	$12.42
Number of accumulation units outstanding at end of period	171,613	200,416	243,869	242,282	159,323	75,016	38,017	11,132
ING BALANCED PORTFOLIO
(Funds were first received in this option during July 2010)
Value at beginning of period	$10.20	$9.45
Value at end of period	$9.91	$10.20
Number of accumulation units outstanding at end of period	4,094	1,559
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.71	$10.18	$7.62	$13.14	$12.54	$11.02	$10.32
Value at end of period	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54	$11.02
Number of accumulation units outstanding at end of period	302,171	309,094	299,657	242,331	185,077	122,778	22,953
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.50	$10.89	$9.18	$13.04	$12.16	$10.81	$9.92	$9.10
Value at end of period	$11.90	$11.50	$10.89	$9.18	$13.04	$12.16	$10.81	$9.92
Number of accumulation units outstanding at end of period	121,999	126,568	121,233	154,642	149,840	140,305	58,095	1,602
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.04	$10.60	$10.08
Value at end of period	$12.21	$11.04	$10.60
Number of accumulation units outstanding at end of period	195,757	153,216	122,797

Empire Traditions

CFI 7

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.25	$10.05	$7.81	$12.99	$12.32	$11.65	$10.91
Value at end of period	$10.94	$11.25	$10.05	$7.81	$12.99	$12.32	$11.65
Number of accumulation units outstanding at end of period	115,698	110,696	107,683	88,482	30,020	10,061	1,111
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.45	$9.81	$6.51	$9.99
Value at end of period	$10.11	$11.45	$9.81	$6.51
Number of accumulation units outstanding at end of period	110,871	131,508	85,756	49,136
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.93	$9.54	$7.24	$12.48	$13.64	$10.33
Value at end of period	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	77,791	86,554	108,722	88,338	52,029	13,686
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$18.25	$14.44	$10.76	$17.72	$21.82	$16.05	$13.92	$11.73
Value at end of period	$19.73	$18.25	$14.44	$10.76	$17.72	$21.82	$16.05	$13.92
Number of accumulation units outstanding at end of period	98,709	107,878	114,888	120,927	130,135	46,576	29,167	7,477
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.15	$8.20	$6.66	$10.23	$10.06	$10.22
Value at end of period	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	88,822	94,736	107,163	105,155	65,748	22,521
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$9.90	$8.94	$6.88	$11.46	$11.15	$10.16
Value at end of period	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	205,389	220,935	250,804	198,967	122,556	39,777
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during December 2007)
Value at beginning of period	$8.29	$6.73	$5.59	$9.95	$9.70
Value at end of period	$7.44	$8.29	$6.73	$5.59	$9.95
Number of accumulation units outstanding at end of period	36,772	38,769	13,817	21,430	7,217
ING EURO STOXX 50® INDEX PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$8.81	$9.81	$9.76
Value at end of period	$7.19	$8.81	$9.81
Number of accumulation units outstanding at end of period	2,678	1,457	56
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.74	$12.41	$9.03	$15.03	$13.29	$12.03	$10.25
Value at end of period	$13.84	$15.74	$12.41	$9.03	$15.03	$13.29	$12.03
Number of accumulation units outstanding at end of period	135,617	145,384	143,814	131,940	86,660	45,962	23,794
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.26	$10.10	$7.74	$11.09	$10.94	$10.01
Value at end of period	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	329,758	312,960	307,588	290,278	202,528	42,579

Empire Traditions

CFI 8

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.06	$9.14	$7.31	$11.90	$12.54
Value at end of period	$9.86	$10.06	$9.14	$7.31	$11.90
Number of accumulation units outstanding at end of period	168,227	187,469	184,843	195,495	136,081
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.60	$7.86	$6.11	$9.62	$10.19
Value at end of period	$8.38	$8.60	$7.86	$6.11	$9.62
Number of accumulation units outstanding at end of period	189,719	194,923	196,242	193,793	63,615
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.03
Value at end of period	$8.87
Number of accumulation units outstanding at end of period	33,297
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$20.09	$16.72	$12.31	$21.14	$16.06	$13.40	$9.68
Value at end of period	$18.02	$20.09	$16.72	$12.31	$21.14	$16.06	$13.40
Number of accumulation units outstanding at end of period	134,219	158,216	174,275	142,019	78,152	54,746	24,945
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.82	$7.85	$6.11	$9.39
Value at end of period	$8.67	$8.82	$7.85	$6.11
Number of accumulation units outstanding at end of period	396,169	151,790	153,189	23,803
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.58
Number of accumulation units outstanding at end of period	687,241
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.78	$12.98	$9.99
Value at end of period	$11.10	$13.78	$12.98
Number of accumulation units outstanding at end of period	27,660	43,038	23,083
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01	$10.00
Value at end of period	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19	$9.81	$9.01
Number of accumulation units outstanding at end of period	68,272	69,462	68,833	69,344	128,669	62,669	29,599	15,049	491
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.10	$12.58	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18	$10.00
Value at end of period	$14.70	$15.10	$12.58	$9.69	$15.75	$15.16	$14.06	$12.85	$11.18
Number of accumulation units outstanding at end of period	85,499	87,678	95,086	99,125	100,531	64,209	43,839	9,843	4,155
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.88	$12.31	$10.01	$15.28	$16.55	$14.77	$13.93	$11.58	$10.00
Value at end of period	$14.56	$14.88	$12.31	$10.01	$15.28	$16.55	$14.77	$13.93	$11.58
Number of accumulation units outstanding at end of period	57,173	53,540	57,348	58,407	61,324	38,457	37,399	10,443	2,811

Empire Traditions

CFI 9

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.59	$10.72	$9.76	$10.81	$10.36	$10.11	$10.06
Value at end of period	$12.29	$11.59	$10.72	$9.76	$10.81	$10.36	$10.11
Number of accumulation units outstanding at end of period	262,174	292,467	270,028	176,738	406,528	191,871	60,873
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.12	$7.64	$6.07	$9.32
Value at end of period	$7.02	$8.12	$7.64	$6.07
Number of accumulation units outstanding at end of period	237,954	235,674	237,199	73,108
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.52	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26	$10.92
Value at end of period	$12.11	$12.52	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26
Number of accumulation units outstanding at end of period	57,622	59,231	72,267	74,744	83,594	60,885	49,014	2,107
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.42	$11.23	$9.29	$12.31	$12.07	$10.87	$10.34
Value at end of period	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07	$10.87
Number of accumulation units outstanding at end of period	37,569	50,494	38,727	36,970	25,986	12,238	11,146
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.75	$10.58	$8.64	$12.91	$12.74	$11.13	$10.37
Value at end of period	$11.35	$11.75	$10.58	$8.64	$12.91	$12.74	$11.13
Number of accumulation units outstanding at end of period	61,424	61,942	64,673	48,457	39,535	27,817	17,656
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during February 2010)
Value at beginning of period	$11.07	$10.04
Value at end of period	$9.43	$11.07
Number of accumulation units outstanding at end of period	9,967	1,226
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.41	$20.54	$12.13	$25.20	$18.43	$13.74	$10.86
Value at end of period	$19.70	$24.41	$20.54	$12.13	$25.20	$18.43	$13.74
Number of accumulation units outstanding at end of period	239,586	242,775	256,131	234,750	167,219	78,420	23,627
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.41	$14.33	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78	$10.00
Value at end of period	$17.50	$17.41	$14.33	$11.55	$17.47	$17.29	$15.02	$14.02	$11.78
Number of accumulation units outstanding at end of period	63,558	59,929	53,374	39,177	12,624	19,297	20,685	8,711	205
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$12.94	$10.41	$10.00
Value at end of period	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25	$12.94	$10.41
Number of accumulation units outstanding at end of period	84,394	72,542	76,273	85,644	133,155	96,791	47,104	3,327	361
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78	$10.02
Value at end of period	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78
Number of accumulation units outstanding at end of period	48,707	36,859	37,460	7,131	6,592	1,027	1,028

Empire Traditions

CFI 10

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05
Value at end of period	$10.07
Number of accumulation units outstanding at end of period	6,064
ING LIQUID ASSETS PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$17.26	$17.48	$17.65	$17.45	$16.83	$16.29	$16.09	$16.10	$16.18
Value at end of period	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83	$16.29	$16.04	$16.10
Number of accumulation units outstanding at end of period	362,384	339,889	295,619	320,053	149,052	72,810	22,134	13,566	7,332
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.53	$10.59	$8.31	$14.10	$12.51	$12.07	$11.22	$10.11
Value at end of period	$12.17	$12.53	$10.59	$8.31	$14.10	$12.51	$12.07	$11.22
Number of accumulation units outstanding at end of period	80,617	98,597	96,990	123,543	93,928	70,893	48,767	29,775
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$27.52	$25.37	$21.79	$28.42	$27.67	$25.03	$24.63	$22.45	$10.00
Value at end of period	$27.61	$27.52	$25.37	$21.79	$28.42	$27.67	$25.03	$24.63	$22.45
Number of accumulation units outstanding at end of period	93,134	101,533	103,904	73,726	69,490	52,936	60,932	28,054	151
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41	$10.35
Value at end of period	$17.64	$16.79	$14.95	$11.40	$18.54	$14.74	$11.41
Number of accumulation units outstanding at end of period	186,926	187,892	191,297	181,270	142,734	87,799	22,879
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.59	$9.03	$6.48	$10.06
Value at end of period	$11.35	$11.59	$9.03	$6.48
Number of accumulation units outstanding at end of period	107,135	72,809	57,257	78,699
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.97	$12.43	$9.76	$13.84	$12.77	$10.66	$10.06
Value at end of period	$15.05	$13.97	$12.43	$9.76	$13.84	$12.77	$10.66
Number of accumulation units outstanding at end of period	124,623	82,166	52,710	30,191	101,207	34,845	862
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.11	$13.67
Value at end of period	$14.26	$15.11
Number of accumulation units outstanding at end of period	5,105	1,881
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2003)
Value at beginning of period	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02	$10.06
Value at end of period	$12.45	$13.72	$11.97	$8.68	$14.73	$14.00	$12.02
Number of accumulation units outstanding at end of period	1,311	1,835	1,864	1,960	2,112	2,166	2,287
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2003)
Value at beginning of period	$15.52	$13.57	$9.86	$16.78	$15.98	$13.76	$12.30	$11.14
Value at end of period	$14.04	$15.52	$13.57	$9.86	$16.78	$15.98	$13.76	$12.30
Number of accumulation units outstanding at end of period	140,331	133,273	148,540	160,981	156,178	96,821	24,471	4

Empire Traditions

CFI 11

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83	$10.00
Value at end of period	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16	$10.83
Number of accumulation units outstanding at end of period	146,161	113,213	92,830	100,970	106,687	54,172	34,470	8,911
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$19.12	$17.98	$15.91	$15.46	$14.37	$13.95	$13.78	$13.31	$10.00
Value at end of period	$19.54	$19.12	$17.98	$15.91	$15.46	$14.37	$13.95	$13.78	$13.31
Number of accumulation units outstanding at end of period	672,833	663,012	571,278	297,314	132,526	166,024	115,288	0	1,996
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99	$10.44
Value at end of period	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99
Number of accumulation units outstanding at end of period	4,837	3,332	2,806	3,793	3,666	1,462	2,028
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.99	$10.29	$8.33	$12.61	$12.10	$10.91	$10.36
Value at end of period	$11.25	$11.99	$10.29	$8.33	$12.61	$12.10	$10.91
Number of accumulation units outstanding at end of period	159,175	173,587	189,692	214,684	111,584	88,856	40,622
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.86	$8.32	$8.25
Value at end of period	$9.20	$8.86	$8.32
Number of accumulation units outstanding at end of period	123,749	98,625	45,871
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.33	$9.38	$9.22
Value at end of period	$10.08	$10.33	$9.38
Number of accumulation units outstanding at end of period	2,532,882	2,727,129	2,823,821
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.56	$9.63	$9.50
Value at end of period	$10.44	$10.56	$9.63
Number of accumulation units outstanding at end of period	1,927,530	2,072,258	2,183,005
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.67	$9.86	$9.75
Value at end of period	$10.76	$10.67	$9.86
Number of accumulation units outstanding at end of period	806,851	807,777	822,942
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.11	$12.70	$10.25
Value at end of period	$14.48	$14.11	$12.70
Number of accumulation units outstanding at end of period	25,294	29,563	28,779
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.06	$8.19	$6.72	$10.05
Value at end of period	$9.14	$9.06	$8.19	$6.72
Number of accumulation units outstanding at end of period	210,146	184,713	180,071	46,481

Empire Traditions

CFI 12

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.75	$12.53	$10.65
Value at end of period	$13.65	$13.75	$12.53
Number of accumulation units outstanding at end of period	41,707	43,274	43,264
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.17	$13.01	$10.34
Value at end of period	$15.62	$16.17	$13.01
Number of accumulation units outstanding at end of period	55,469	53,584	52,320
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.44	$8.47	$6.14	$9.85
Value at end of period	$10.10	$10.44	$8.47	$6.14
Number of accumulation units outstanding at end of period	97,824	120,721	106,352	18,433
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.84	$8.71	$6.98	$9.77
Value at end of period	$10.26	$10.84	$8.71	$6.98
Number of accumulation units outstanding at end of period	69,001	66,943	56,688	18,746
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.69	$12.03	$9.32	$14.43	$13.31	$11.99	$10.71
Value at end of period	$15.58	$15.69	$12.03	$9.32	$14.43	$13.31	$11.99
Number of accumulation units outstanding at end of period	7,859	7,985	8,638	8,649	13,101	11,879	2,080
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.01	$8.99	$7.16	$10.68
Value at end of period	$10.58	$11.01	$8.99	$7.16
Number of accumulation units outstanding at end of period	27,780	29,480	23,571	4,432
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.63	$12.10	$9.20	$12.85	$12.47	$11.01	$10.22
Value at end of period	$13.85	$13.63	$12.10	$9.20	$12.85	$12.47	$11.01
Number of accumulation units outstanding at end of period	1,066,510	1,070,805	953,667	882,397	636,499	284,773	47,372
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.24	$10.78	$8.73	$13.76	$13.52	$11.49	$11.20	$9.75
Value at end of period	$11.98	$12.24	$10.78	$8.73	$13.76	$13.52	$11.49	$11.20
Number of accumulation units outstanding at end of period	176,833	159,225	167,344	169,512	198,755	154,789	60,200	10,114
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.40	$8.16	$5.80	$10.18	$10.29
Value at end of period	$9.16	$9.40	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	83,058	74,201	53,007	29,692	5,957
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43	$10.14
Value at end of period	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Number of accumulation units outstanding at end of period	117,483	114,970	141,709	173,267	58,960	33,860	25,653

Empire Traditions

CFI 13

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.43	$9.73	$7.47	$12.74	$11.20	$9.81
Value at end of period	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	124,906	152,610	143,272	146,340	55,030	8,763
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.61	$10.91	$8.35	$14.01	$13.86	$11.51	$10.30
Value at end of period	$10.81	$11.61	$10.91	$8.35	$14.01	$13.86	$11.51
Number of accumulation units outstanding at end of period	125,172	138,314	134,065	132,520	205,144	113,249	10,137
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.13	$10.64	$10.21	$10.02
Value at end of period	$11.76	$11.13	$10.64	$10.21
Number of accumulation units outstanding at end of period	90,428	71,590	66,818	23,801
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.63	$10.43	$8.02	$13.54	$13.59	$12.04	$11.02
Value at end of period	$11.18	$11.63	$10.43	$8.02	$13.54	$13.59	$12.04
Number of accumulation units outstanding at end of period	8,452	10,118	11,782	15,641	16,042	11,441	5,179
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.16	$7.81	$6.09	$9.95
Value at end of period	$7.75	$8.16	$7.81	$6.09
Number of accumulation units outstanding at end of period	170,265	190,223	199,497	177,688
INVESCO V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$12.55	$10.42	$7.95	$14.13	$14.43	$11.73	$11.24
Value at end of period	$11.91	$12.55	$10.42	$7.95	$14.13	$14.43	$11.73
Number of accumulation units outstanding at end of period	719	755	781	786	953	4,406	4,579
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$8.72	$7.84	$6.39	$10.37	$10.15	$9.04	$8.91	$8.33
Value at end of period	$8.61	$8.72	$7.84	$6.39	$10.37	$10.15	$9.04	$8.91
Number of accumulation units outstanding at end of period	416	420	416	700	1,236	964	1,602	1,119
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$9.63	$9.50	$7.27	$13.15	$11.62	$10.02	$9.23	$9.13
Value at end of period	$8.66	$9.63	$9.50	$7.27	$13.15	$11.62	$10.02	$9.38
Number of accumulation units outstanding at end of period	456	526	928	1,194	1,566	1,643	473	619
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25	$9.05
Value at end of period	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50	$8.25
Number of accumulation units outstanding at end of period	6,689	7,165	6,935	7,424	7,772	7,652	2,733	1,394

Empire Traditions

CFI 14

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.40%

	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.31	$9.53	$7.85
Value at end of period	$9.80	$10.31	$9.53
Number of accumulation units outstanding at end of period	192	1,227	1,227
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.79	$13.70	$10.26	$18.15	$15.69	$14.28	$12.42	$11.21
Value at end of period	$15.14	$15.79	$13.70	$10.26	$18.15	$15.69	$14.28	$12.42
Number of accumulation units outstanding at end of period	7	7	7	1,600	2,097	1,786	1,232	1,231
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$10.23	$9.78	$9.52
Value at end of period	$10.67	$10.23	$9.78
Number of accumulation units outstanding at end of period	102	199	210
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.12	$12.13	$8.87	$16.14	$14.65	$13.55
Value at end of period	$13.26	$14.12	$12.13	$8.87	$16.14	$14.65
Number of accumulation units outstanding at end of period	62	63	63	9	204	23
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.65	$17.73	$12.63	$22.26	$18.91	$16.21
Value at end of period	$15.74	$18.65	$17.73	$12.63	$22.26	$18.91
Number of accumulation units outstanding at end of period	12	13	13	13	19	19
ING CLARION GOBAL REAL ESTATE PORTFOLIO
(Fund first available during April 2007)
Value at beginning of period	$10.85	$9.49	$7.21	$12.45	$14.43
Value at end of period	$10.13	$10.85	$9.49	$7.21	$12.45
Number of accumulation units outstanding at end of period	60	61	62	63	64
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.82	$8.89	$7.81
Value at end of period	$9.23	$9.82	$8.89
Number of accumulation units outstanding at end of period	0	1,162	1,162
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$11.18	$10.04	$7.21
Value at end of period	$11.31	$11.18	$10.04
Number of accumulation units outstanding at end of period	258	258	258
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.55	$7.83	$7.03
Value at end of period	$8.32	$8.55	$7.83
Number of accumulation units outstanding at end of period	0	1,291	1,291
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$8.51
Value at end of period	$8.61
Number of accumulation units outstanding at end of period	35

Empire Traditions

CFI 15

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.57
Number of accumulation units outstanding at end of period	308
ING INDEX PLUS LARGECAP PORTFOLIO
Value at beginning of period	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98
Value at end of period	$9.71	$9.88	8.82	$7.27	$11.78	$11.40	$10.12	$9.76
Number of accumulation units outstanding at end of period	0	117	118	118	400	118	119	119
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$14.67	$12.15	$9.90	$15.13	$16.41	$14.67	$13.85	$11.54
Value at end of period	$14.33	$14.67	$12.15	$9.90	$15.13	$16.41	$14.67	$13.85
Number of accumulation units outstanding at end of period	0	92	92	490	567	589	93	93
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.49	$10.64	$9.70	$10.77	$10.81
Value at end of period	$12.16	$11.49	$10.64	$9.70	$10.77
Number of accumulation units outstanding at end of period	0	0	0	304	776
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.09	$7.62	$7.02
Value at end of period	$6.98	$8.09	$7.62
Number of accumulation units outstanding at end of period	138	270	285
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.20	$20.40	$12.06	$25.10	$18.38	$13.91
Value at end of period	$19.50	$24.20	$20.40	$12.06	$25.10	$18.38
Number of accumulation units outstanding at end of period	14	14	14	986	1,889	1,029
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.18	$14.17	$11.44	$17.32	$17.17	$14.94	$13.97	$11.75	$10.00
Value at end of period	$17.25	$17.18	$14.17	$11.44	$17.32	$17.17	$14.94	$13.97	$11.75
Number of accumulation units outstanding at end of period	0	90	90	90	90	90	91	91	91
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18	$12.89	$10.76
Value at end of period	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18	$12.89
Number of accumulation units outstanding at end of period	0	0	0	0	1,703	2,336	1,282	1,282
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$13.93	$12.54
Value at end of period	$14.04	$13.93
Number of accumulation units outstanding at end of period	12	12
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.70	$16.94	$17.12	$16.95	$16.88
Value at end of period	$16.47	$16.70	$16.94	$17.12	$16.95
Number of accumulation units outstanding at end of period	11,102	12,326	16,817	20,124	393
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$26.85	$24.79	$23.32
Value at end of period	$26.90	$26.85	$24.79
Number of accumulation units outstanding at end of period	92	181	191

Empire Traditions		CFI 16

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$16.64	$14.85	$11.34	$18.46	$18.38
Value at end of period	$17.46	$16.64	$14.85	$11.34	$18.46
Number of accumulation units outstanding at end of period	0	0	0	11	11
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.85	$12.34	$9.31
Value at end of period	$14.90	$13.85	$12.34
Number of accumulation units outstanding at end of period	81	81	81
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.66	$17.57	$15.57	$15.54
Value at end of period	$19.04	$18.66	$17.57	$15.57
Number of accumulation units outstanding at end of period	398	399	399	3,439
ING PIONEER MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.88	$10.22	$8.13
Value at end of period	$11.13	$11.88	$10.22
Number of accumulation units outstanding at end of period	62	62	62
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$10.40	$8.45	$6.32
Value at end of period	$10.04	$10.40	$8.45
Number of accumulation units outstanding at end of period	79	79	79
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$13.51	$12.02	$9.55
Value at end of period	$13.71	$13.51	$12.02
Number of accumulation units outstanding at end of period	210	1,038	1,039
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$12.11	$10.69	$8.24
Value at end of period	$11.84	$12.11	$10.69
Number of accumulation units outstanding at end of period	61	61	61
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42	$11.22
Value at end of period	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	0	230	231	231	2,188	2,925	1,697
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$11.08	$10.62	$10.22
Value at end of period	$11.69	$11.08	$10.62
Number of accumulation units outstanding at end of period	614	615	615
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.13	$7.79	$6.08	$10.06
Value at end of period	$7.70	$8.13	$7.79	$6.08
Number of accumulation units outstanding at end of period	0	0	0	84

Empire Traditions

CFI 17

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.45%

	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.30	$9.52	$7.99	$10.16
Value at end of period	$9.78	$10.30	$9.52	$7.99
Number of accumulation units outstanding at end of period	216,872	215,309	185,825	101,667
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2005)
Value at beginning of period	$13.95	$11.19	$9.08	$12.83	$13.36	$11.36	$10.73
Value at end of period	$12.90	$13.95	$11.19	$9.08	$12.83	$13.36	$11.36
Number of accumulation units outstanding at end of period	21,930	22,374	23,272	24,220	25,078	25,963	14,166
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.32	$12.43	$9.31	$16.49	$14.26	$12.99	$11.30	$11.14
Value at end of period	$13.72	$14.32	$12.43	$9.31	$16.49	$14.26	$12.99	$11.30
Number of accumulation units outstanding at end of period	384,317	401,627	424,963	438,608	216,995	136,022	35,137	1,345
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.94	$9.66	$7.55	$13.39	$13.42	$11.35	$10.91	$9.83
Value at end of period	$10.85	$10.94	$9.66	$7.55	$13.39	$13.42	$11.35	$10.91
Number of accumulation units outstanding at end of period	85,510	83,307	89,699	97,342	110,859	73,025	20,862	264
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.64	$8.74	$7.19	$10.16
Value at end of period	$9.59	$9.64	$8.74	$7.19
Number of accumulation units outstanding at end of period	151,187	160,626	153,384	67,518
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.22	$9.77	$8.84	$9.91
Value at end of period	$10.65	$10.22	$9.77	$8.84
Number of accumulation units outstanding at end of period	211,749	234,733	219,928	131,457
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.98
Value at end of period	$9.32
Number of accumulation units outstanding at end of period	7,314
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.33	$11.46	$8.38	$15.26	$13.86	$12.83	$11.26	$10.41
Value at end of period	$12.51	$13.33	$11.46	$8.38	$15.26	$13.86	$12.83	$11.26
Number of accumulation units outstanding at end of period	928,814	982,877	1,020,815	994,914	685,178	478,920	125,911	224
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.74	$14.97	$10.67	$18.82	$16.00	$13.71	$11.51	$10.55
Value at end of period	$13.28	$15.74	$14.97	$10.67	$18.82	$16.00	$13.71	$11.51
Number of accumulation units outstanding at end of period	510,266	505,028	527,477	447,504	288,858	202,623	74,022	16
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.58	$14.03	$11.38
Value at end of period	$14.45	$15.58	$14.03
Number of accumulation units outstanding at end of period	15,883	15,922	12,305

Empire Traditions

CFI 18

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.77	$13.08	$11.04	$19.87	$17.32	$13.60	$12.35
Value at end of period	$10.61	$13.77	$13.08	$11.04	$19.87	$17.32	$13.60
Number of accumulation units outstanding at end of period	258,811	295,084	299,210	307,199	206,533	133,411	35,544
ING BALANCED PORTFOLIO
Value at beginning of period	$10.10	$9.01	$7.68	$10.87	$10.48
Value at end of period	$9.80	$10.10	$9.01	$7.68	$10.87
Number of accumulation units outstanding at end of period	2,324	1,522	1,347	2,067	2,098
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.57	$10.08	$7.56	$13.07	$12.50	$11.00	$10.50
Value at end of period	$12.66	$12.57	$10.08	$7.56	$13.07	$12.50	$11.00
Number of accumulation units outstanding at end of period	278,216	291,671	284,428	238,972	163,994	96,579	20,800
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.38	$11.74	$9.92	$14.12	$13.20	$11.76	$10.80	$10.68
Value at end of period	$12.78	$12.38	$11.74	$9.92	$14.12	$13.20	$11.76	$10.80
Number of accumulation units outstanding at end of period	75,218	114,721	115,638	110,626	38,166	22,788	10,895	1,405
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.00	$10.58	$10.00
Value at end of period	$12.15	$11.00	$10.58
Number of accumulation units outstanding at end of period	93,994	71,439	50,010
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.12	$9.95	$7.76	$12.91	$12.28	$11.63	$10.73
Value at end of period	$10.79	$11.12	$9.95	$7.76	$12.91	$12.28	$11.63
Number of accumulation units outstanding at end of period	72,396	74,340	73,468	51,777	19,472	14,068	9,551
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.38	$9.78	$6.50	$9.99
Value at end of period	$10.03	$11.38	$9.78	$6.50
Number of accumulation units outstanding at end of period	134,041	189,671	107,712	85,040
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.83	$9.47	$7.20	$12.44	$13.62	$11.12
Value at end of period	$10.10	$10.83	$9.47	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	66,585	70,394	76,459	65,350	42,985	7,839
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.37	$12.19	$9.10	$15.02	$18.53	$13.66	$11.29
Value at end of period	$16.59	$15.37	$12.19	$9.10	$15.02	$18.53	$13.66
Number of accumulation units outstanding at end of period	63,263	64,593	68,152	76,435	87,466	72,278	28,640
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.05	$8.14	$6.63	$10.20	$10.05	$9.81
Value at end of period	$9.64	$10.05	$8.14	$6.63	$10.20	$10.05
Number of accumulation units outstanding at end of period	81,119	95,624	101,684	90,622	47,062	18,899

Empire Traditions

CFI 19

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$9.79	$8.87	$6.84	$11.42	$11.12	$9.88
Value at end of period	$9.20	$9.79	$8.87	$6.84	$11.42	$11.12
Number of accumulation units outstanding at end of period	258,025	267,720	272,723	257,659	200,129	114,294
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$8.24	$6.70	$5.58	$9.94	$10.53
Value at end of period	$7.38	$8.24	$6.70	$5.58	$9.94
Number of accumulation units outstanding at end of period	45,891	61,700	64,999	62,523	16,629
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.56	$12.30	$8.96	$14.95	$13.25	$12.01	$10.66
Value at end of period	$13.65	$15.56	$12.30	$8.96	$14.95	$13.25	$12.01
Number of accumulation units outstanding at end of period	136,514	149,505	149,935	128,285	104,376	53,451	15,156
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$11.16	$10.02	$7.70	$11.05	$10.92	$9.94
Value at end of period	$11.27	$11.16	$10.02	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	205,284	180,630	183,595	191,170	109,295	58,794
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.99	$9.09	$7.29	$11.88	$12.42
Value at end of period	$9.76	$9.99	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	81,933	91,358	88,290	89,133	55,250
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.53	$7.82	$6.09	$9.60	$10.10
Value at end of period	$8.30	$8.53	$7.82	$6.09	$9.60
Number of accumulation units outstanding at end of period	359,077	456,413	447,305	425,218	284,068
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.03
Value at end of period	$8.85
Number of accumulation units outstanding at end of period	25,118
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$19.86	$16.56	$12.22	$21.02	$16.01	$13.38	$11.07
Value at end of period	$17.78	$19.86	$16.56	$12.22	$21.02	$16.01	$13.38
Number of accumulation units outstanding at end of period	157,710	172,717	185,729	180,127	117,097	69,609	6,864
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.56
Number of accumulation units outstanding at end of period	850,641
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$8.77	$7.82	$6.10	$9.95	$9.83
Value at end of period	$8.60	$8.77	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	275,872	115,127	111,076	24,504	117

Empire Traditions

CFI 20

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.73	$12.96	$12.44
Value at end of period	$11.04	$13.73	$12.96
Number of accumulation units outstanding at end of period	18,013	16,713	11,901
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.08	$9.89	$8.16	$13.23	$12.81	$11.38	$10.98	$10.94
Value at end of period	$10.88	$11.08	$9.89	$8.16	$13.23	$12.81	$11.38	$10.98
Number of accumulation units outstanding at end of period	83,463	109,968	111,442	130,727	120,196	56,998	48,122	1,371
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.25	$11.06	$8.54	$13.91	$13.41	$12.47	$11.42	$10.21
Value at end of period	$12.88	$13.25	$11.06	$8.54	$13.91	$13.41	$12.47	$11.42
Number of accumulation units outstanding at end of period	113,693	128,495	137,088	145,962	144,001	117,795	49,449	3,081
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.38	$10.26	$8.36	$12.79	$13.88	$12.41	$11.73	$10.32
Value at end of period	$12.09	$12.38	$10.26	$8.36	$12.79	$13.88	$12.41	$11.73
Number of accumulation units outstanding at end of period	131,796	125,755	132,274	139,820	138,114	85,488	47,961	2,843
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.46	$10.62	$9.68	$10.76	$10.33	$10.10	$10.08
Value at end of period	$12.12	$11.46	$10.62	$9.68	$10.76	$10.33	$10.10
Number of accumulation units outstanding at end of period	289,652	300,243	217,376	192,435	124,919	63,522	21,449
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.08	$7.62	$6.06	$10.51
Value at end of period	$6.97	$8.08	$7.62	$6.06
Number of accumulation units outstanding at end of period	47,797	49,548	46,792	9,412
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.25	$9.91	$7.82	$12.50	$12.98	$11.37	$11.15	$11.04
Value at end of period	$10.85	$11.25	$9.91	$7.82	$12.50	$12.98	$11.37	$11.15
Number of accumulation units outstanding at end of period	71,007	84,540	151,844	88,036	72,279	66,407	35,581	2,038
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86	$10.68
Value at end of period	$11.94	$12.28	$11.12	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	16,384	86,075	21,416	14,339	4,964	2,548	1,179
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.61	$10.47	$8.58	$12.84	$12.70	$11.11	$10.39
Value at end of period	$11.20	$11.61	$10.47	$8.58	$12.84	$12.70	$11.11
Number of accumulation units outstanding at end of period	48,580	59,663	56,910	35,636	28,275	20,255	4,381
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.63
Value at end of period	$9.39
Number of accumulation units outstanding at end of period	495

Empire Traditions

CFI 21

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$24.13	$20.35	$12.04	$25.06	$18.37	$13.72	$10.95
Value at end of period	$19.43	$24.13	$20.35	$12.04	$25.06	$18.37	$13.72
Number of accumulation units outstanding at end of period	139,095	137,081	150,142	158,066	103,410	42,834	6,112
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.72	$11.32	$9.14	$13.85	$13.74	$11.96	$11.50
Value at end of period	$13.77	$13.72	$11.32	$9.14	$13.85	$13.74	$11.96
Number of accumulation units outstanding at end of period	32,812	18,748	20,518	9,416	4,884	4,997	5,388
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.59	$11.68	$9.31	$13.48	$13.92	$12.11	$11.23
Value at end of period	$14.18	$14.59	$11.68	$9.31	$13.48	$13.92	$12.11
Number of accumulation units outstanding at end of period	136,855	116,865	117,618	109,824	117,760	96,529	33,494
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.93	$13.26	$9.45	$13.23	$12.02	$11.56	$10.17
Value at end of period	$15.04	$14.93	$13.26	$9.45	$13.23	$12.02	$11.56
Number of accumulation units outstanding at end of period	77,947	55,398	42,350	9,266	2,541	1,666	2,084
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$10.05
Value at end of period	$10.05
Number of accumulation units outstanding at end of period	36,696
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.63	$10.78	$10.91	$10.80	$10.44	$10.13	$10.01
Value at end of period	$10.48	$10.63	$10.78	$10.91	$10.80	$10.44	$10.13
Number of accumulation units outstanding at end of period	691,833	461,354	447,413	572,999	535,916	117,705	127,891
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.60	$10.67	$8.39	$14.26	$12.68	$12.26	$10.83
Value at end of period	$12.21	$12.60	$10.67	$8.39	$14.26	$12.68	$12.26
Number of accumulation units outstanding at end of period	150,886	209,961	148,997	143,262	134,618	110,823	20,150
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.87	$10.96	$9.43	$12.33	$12.03	$10.90	$10.75	$10.10
Value at end of period	$11.88	$11.87	$10.96	$9.43	$12.33	$12.03	$10.90	$10.75
Number of accumulation units outstanding at end of period	147,581	124,203	118,834	119,316	91,597	73,391	50,510	270
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.60	$14.81	$11.32	$18.44	$14.69	$11.39	$10.14
Value at end of period	$17.40	$16.60	$14.81	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	151,394	150,324	156,574	152,192	92,698	57,566	14,119
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.52	$9.00	$6.47	$10.06
Value at end of period	$11.27	$11.52	$9.00	$6.47
Number of accumulation units outstanding at end of period	104,365	99,884	85,291	84,002

Empire Traditions

CFI 22

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.81	$12.31	$9.69	$13.76	$12.73	$10.65	$10.17
Value at end of period	$14.85	$13.81	$12.31	$9.69	$13.76	$12.73	$10.65
Number of accumulation units outstanding at end of period	58,525	50,260	96,622	50,112	58,143	34,264	22,841
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.05	$13.40	$10.91
Value at end of period	$14.18	$15.05	$13.40
Number of accumulation units outstanding at end of period	11,918	12,920	15,130
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2003)
Value at beginning of period	$13.56	$11.86	$8.62	$14.65	$13.95	$12.00	$10.06
Value at end of period	$12.28	$13.56	$11.86	$8.62	$14.65	$13.95	$12.00
Number of accumulation units outstanding at end of period	3,895	4,363	2,943	3,124	3,095	3,457	5,989
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2003)
Value at beginning of period	$14.55	$12.75	$9.29	$15.83	$15.11	$13.03	$11.11
Value at end of period	$13.14	$14.55	$12.75	$9.29	$15.83	$15.11	$13.03
Number of accumulation units outstanding at end of period	93,928	104,997	112,932	125,344	106,431	80,397	22,381
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.88	$13.22	$8.98	$11.76	$11.60	$10.80	$10.38
Value at end of period	$15.32	$14.88	$13.22	$8.98	$11.76	$11.60	$10.80
Number of accumulation units outstanding at end of period	120,629	109,485	105,900	129,112	113,011	75,897	33,091
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.90	$13.10	$11.61	$11.31	$10.53	$10.24	$10.14	$10.03
Value at end of period	$14.18	$13.90	$13.10	$11.61	$11.31	$10.53	$10.24	$10.14
Number of accumulation units outstanding at end of period	888,048	788,650	692,813	604,821	84,218	57,446	39,356	2,181
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during September 2005)
Value at beginning of period	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98	$10.66
Value at end of period	$11.06	$11.75	$10.29	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	8,180	8,421	7,536	6,776	5,874	776	392
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.85	$10.19	$8.27	$12.54	$12.06	$10.89	$10.14
Value at end of period	$11.09	$11.85	$10.19	$8.27	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	195,414	203,285	265,095	203,910	173,972	124,247	32,914
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.84	$8.31	$8.25
Value at end of period	$9.16	$8.84	$8.31
Number of accumulation units outstanding at end of period	109,760	51,960	27,962
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.31	$9.37	$9.22
Value at end of period	$10.04	$10.31	$9.37
Number of accumulation units outstanding at end of period	2,695,847	2,923,138	3,167,564

Empire Traditions

CFI 23

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.54	$9.63	$9.49
Value at end of period	$10.39	$10.54	$9.63
Number of accumulation units outstanding at end of period	2,175,977	2,248,047	2,411,511
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.64	$9.86	$9.75
Value at end of period	$10.71	$10.64	$9.86
Number of accumulation units outstanding at end of period	855,940	958,680	973,278
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.06	$12.68	$10.84
Value at end of period	$14.40	$14.06	$12.68
Number of accumulation units outstanding at end of period	33,586	6,868	6,237
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.01	$8.16	$6.71	$10.25
Value at end of period	$9.07	$9.01	$8.16	$6.71
Number of accumulation units outstanding at end of period	268,616	139,431	141,700	20,816
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.70	$12.51	$10.82
Value at end of period	$13.58	$13.70	$12.51
Number of accumulation units outstanding at end of period	18,724	25,237	19,791
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$16.11	$12.99	$10.83
Value at end of period	$15.53	$16.11	$12.99
Number of accumulation units outstanding at end of period	81,345	86,963	89,782
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.39	$8.44	$6.13	$10.75
Value at end of period	$10.02	$10.39	$8.44	$6.13
Number of accumulation units outstanding at end of period	35,926	35,195	30,501	12,198
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.78	$8.68	$6.97	$10.32
Value at end of period	$10.18	$10.78	$8.68	$6.97
Number of accumulation units outstanding at end of period	43,883	35,045	32,837	17,996
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.51	$11.92	$9.25	$14.35	$13.26	$11.98	$10.81
Value at end of period	$15.37	$15.51	$11.92	$9.25	$14.35	$13.26	$11.98
Number of accumulation units outstanding at end of period	8,512	8,920	10,053	10,347	11,539	12,240	4,186
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.95	$8.96	$7.15	$10.48
Value at end of period	$10.50	$10.95	$8.96	$7.15
Number of accumulation units outstanding at end of period	23,856	24,374	82,969	9,211

Empire Traditions

CFI 24

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.47	$11.99	$9.13	$12.78	$12.42	$11.00	$10.52
Value at end of period	$13.66	$13.47	$11.99	$9.13	$12.78	$12.42	$11.00
Number of accumulation units outstanding at end of period	455,529	493,393	499,062	483,336	286,314	206,508	28,588
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.90	$10.50	$8.53	$13.46	$13.25	$11.29	$11.02	$10.23
Value at end of period	$11.62	$11.90	$10.50	$8.53	$13.46	$13.25	$11.29	$11.02
Number of accumulation units outstanding at end of period	187,388	138,071	125,884	109,114	50,188	35,019	30,296	196
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.33	$8.12	$5.78	$10.17	$9.64
Value at end of period	$9.07	$9.33	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	143,154	150,971	204,483	58,691	6,290
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41	$10.10
Value at end of period	$11.78	$13.64	$12.16	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	54,455	60,440	64,814	63,984	39,485	13,670	9,405
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.33	$9.65	$7.43	$12.70	$11.18	$9.31
Value at end of period	$8.94	$10.33	$9.65	$7.43	$12.70	$11.18
Number of accumulation units outstanding at end of period	177,383	256,438	187,735	184,557	36,677	4,598
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.47	$10.80	$8.29	$13.94	$13.81	$11.49	$10.66
Value at end of period	$10.66	$11.47	$10.80	$8.29	$13.94	$13.81	$11.49
Number of accumulation units outstanding at end of period	81,909	84,467	83,214	82,347	56,459	19,474	2,400
ING THORNBURG VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.73	$11.60	$8.13	$13.69	$12.95	$11.25	$10.40
Value at end of period	$10.90	$12.73	$11.60	$8.13	$13.69	$12.95	$11.25
Number of accumulation units outstanding at end of period	173	0	0	0	80	352	81
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.07	$10.61	$10.20	$10.01
Value at end of period	$11.67	$11.07	$10.61	$10.20
Number of accumulation units outstanding at end of period	105,640	101,780	107,574	62,689
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.45	$10.28	$7.93	$13.41	$13.48	$11.97	$10.86
Value at end of period	$10.98	$11.45	$10.28	$7.93	$13.41	$13.48	$11.97
Number of accumulation units outstanding at end of period	13,312	13,606	15,446	18,311	19,127	17,226	14,395
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$8.12	$7.78	$6.08	$9.67
Value at end of period	$7.69	$8.12	$7.78	$6.08
Number of accumulation units outstanding at end of period	55,692	88,781	89,814	88,282

Empire Traditions

CFI 25

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$12.23	$10.18	$7.78	$13.86	$14.18	$11.55	$11.04
Value at end of period	$11.59	$12.23	$10.18	$7.78	$13.86	$14.18	$11.55
Number of accumulation units outstanding at end of period	197	199	147	148	149	766	772
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$10.51	$9.47	$7.73	$12.59	$12.33	$11.01	$10.20
Value at end of period	$10.36	$10.51	$9.47	$7.73	$12.59	$12.33	$11.01
Number of accumulation units outstanding at end of period	528	534	523	492	499	721	297
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$11.48	$11.35	$8.71	$15.78	$13.98	$12.07	$10.76
Value at end of period	$10.31	$11.48	$11.35	$8.71	$15.78	$13.98	$12.07
Number of accumulation units outstanding at end of period	1,632	1,636	1,622	1,634	1,600	1,378	1,392
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$5.73	$6.92	$5.31	$8.69	$9.30	$8.57	$8.68
Value at end of period	$3.53	$5.73	$6.92	$5.31	$8.69	$9.30	$8.57
Number of accumulation units outstanding at end of period	1,419	0	0	0	80	352	81

	Separate Account Annual Charges of 1.55%

	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.27	$9.50	$7.98	$8.52
Value at end of period	$9.75	$10.27	$9.50	$7.98
Number of accumulation units outstanding at end of period	0	0	0	837
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during August 2005)
Value at beginning of period	$13.87	$11.14	$9.05	$12.80	$13.34	$11.35	$10.98
Value at end of period	$12.82	$13.87	$11.14	$9.05	$12.80	$13.34	$11.35
Number of accumulation units outstanding at end of period	0	0	46	46	46	47	439
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.57	$13.53	$10.14	$17.98	$15.57	$14.19	$12.35	$10.90
Value at end of period	$14.91	$15.57	$13.53	$10.14	$17.98	$15.57	$14.19	$12.35
Number of accumulation units outstanding at end of period	278	16,968	28,051	33,345	38,330	42,688	18,592	21,263
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.93	$9.66	$7.55	$13.41	$13.45	$11.39	$10.96	$10.01
Value at end of period	$10.83	$10.93	$9.66	$7.55	$13.41	$13.45	$11.39	$10.96
Number of accumulation units outstanding at end of period	0	18,022	27,319	32,298	40,313	43,227	61,281	68,041
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$10.19	$9.76	$8.84	$8.64
Value at end of period	$10.60	$10.19	$9.76	$8.84
Number of accumulation units outstanding at end of period	0	3,323	0	653

Empire Traditions

CFI 26

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.97	$12.01	$8.80	$16.04	$14.58	$13.50	$11.86	$10.77
Value at end of period	$13.09	$13.97	$12.01	$8.80	$16.04	$14.58	$13.50	$11.86
Number of accumulation units outstanding at end of period	0	6,011	10,236	11,249	11,190	12,855	15,255	17,305
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.45	$17.56	$12.53	$22.12	$18.82	$16.15	$13.56	$11.61
Value at end of period	$15.55	$18.45	$17.56	$12.53	$22.12	$18.82	$16.15	$13.56
Number of accumulation units outstanding at end of period	0	2,600	2,789	2,939	3,868	3,358	3,657	3,680
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.11	$13.41	$11.33	$20.41	$17.80	$13.99	$12.32	$10.97
Value at end of period	$10.86	$14.11	$13.41	$11.33	$20.41	$17.80	$13.99	$12.32
Number of accumulation units outstanding at end of period	0	1,260	2,089	2,436	2,325	4,438	4,669	5,691
ING BALANCED PORTFOLIO
Value at beginning of period	$10.05	$8.98	$7.66	$10.85	$10.47
Value at end of period	$9.74	$10.05	$8.98	$7.66	$10.85
Number of accumulation units outstanding at end of period	0	2,775	4,361	4,303	4,374
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$12.50	$10.03	$7.54	$13.03	$12.47	$10.99	$11.20
Value at end of period	$12.58	$12.50	$10.03	$7.54	$13.03	$12.47	$10.99
Number of accumulation units outstanding at end of period	0	0	552	664	112	569	39
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.27	$10.70	$9.05	$12.89	$12.06	$10.76	$9.90	$9.89
Value at end of period	$11.63	$11.27	$10.70	$9.05	$12.89	$12.06	$10.76	$9.90
Number of accumulation units outstanding at end of period	0	1,372	4,099	4,060	4,236	4,348	3,739	2,030
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2010)
Value at beginning of period	$10.98	$10.90
Value at end of period	$12.11	$10.98
Number of accumulation units outstanding at end of period	0	5,288
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.06	$9.91	$7.73	$12.88	$12.26	$11.62	$10.89
Value at end of period	$10.72	$11.06	$9.91	$7.73	$12.88	$12.26	$11.62
Number of accumulation units outstanding at end of period	347	471	471	473	474	126	101
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.78	$9.44	$7.18	$12.42	$13.61	$11.01
Value at end of period	$10.05	$10.78	$9.44	$7.18	$12.42	$13.61
Number of accumulation units outstanding at end of period	221	221	221	222	222	674
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.89	$14.20	$10.61	$17.53	$21.65	$15.97	$13.89	$11.57
Value at end of period	$19.29	$17.89	$14.20	$10.61	$17.53	$21.65	$15.97	$13.89
Number of accumulation units outstanding at end of period	0	256	256	256	256	308	529	640
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$10.01	$8.11	$6.61	$10.18	$10.04	$10.10
Value at end of period	$9.59	$10.01	$8.11	$6.61	$10.18	$10.04
Number of accumulation units outstanding at end of period	0	0	0	563	321	590

Empire Traditions		CFI 27

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.21	$6.68	$5.57	$9.01
Value at end of period	$7.34	$8.21	$6.68	$5.57
Number of accumulation units outstanding at end of period	0	0	0	656
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.47	$12.24	$8.93	$14.91	$13.23	$12.00	$11.20
Value at end of period	$13.56	$15.47	$12.24	$8.93	$14.91	$13.23	$12.00
Number of accumulation units outstanding at end of period	0	0	618	618	618	839	215
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$11.11	$9.99	$7.68	$11.03	$10.91	$10.75
Value at end of period	$11.21	$11.11	$9.99	$7.68	$11.03	$10.91
Number of accumulation units outstanding at end of period	668	4,705	6,655	4,975	2,532	1,087
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.95	$9.06	$7.27	$11.87	$12.68
Value at end of period	$9.72	$9.95	$9.06	$7.27	$11.87
Number of accumulation units outstanding at end of period	612	613	3,012	2,968	2,598
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during July 2007)
Value at beginning of period	$8.50	$7.80	$5.31	$9.60	$10.13
Value at end of period	$8.26	$8.50	$7.80	$6.08	$9.60
Number of accumulation units outstanding at end of period	0	3,274	3,271	0	698
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$19.75	$16.49	$12.18	$20.97	$15.98	$13.37	$11.68
Value at end of period	$17.66	$19.75	$16.49	$12.18	$20.97	$15.98	$13.37
Number of accumulation units outstanding at end of period	0	0	2,757	1,269	1,834	364	207
ING GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.74	$7.80	$7.10
Value at end of period	$8.56	$8.74	$7.80
Number of accumulation units outstanding at end of period	0	4,072	1,773
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.74	$8.71	$7.19	$11.67	$11.31	$10.05	$9.71	$8.95
Value at end of period	$9.56	$9.74	$8.71	$7.19	$11.67	$11.31	$10.05	$9.71
Number of accumulation units outstanding at end of period	0	4,825	6,691	7,388	7,569	8,161	9,343	12,634
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.68	$12.26	$9.47	$15.45	$14.91	$13.88	$12.72	$11.10
Value at end of period	$14.25	$14.68	$12.26	$9.47	$15.45	$14.91	$13.88	$12.72
Number of accumulation units outstanding at end of period	0	5,612	7,239	7,724	9,373	10,691	13,571	16,319
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.47	$12.00	$9.79	$14.99	$16.28	$14.57	$13.78	$11.50
Value at end of period	$14.11	$14.47	$12.00	$9.79	$14.99	$16.28	$14.57	$13.78
Number of accumulation units outstanding at end of period	0	6,930	9,270	9,696	11,405	12,575	14,278	15,134

Empire Traditions

CFI 28

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.40	$10.57	$9.65	$10.73	$10.31	$10.07
Value at end of period	$12.04	$11.40	$10.57	$9.65	$10.73	$10.31
Number of accumulation units outstanding at end of period	0	2,813	0	0	1,575	2,632
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.06	$7.60	$7.02
Value at end of period	$6.95	$8.06	$7.60
Number of accumulation units outstanding at end of period	0	83	83
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.20	$10.77	$8.51	$13.60	$14.14	$12.40	$12.17	$10.59
Value at end of period	$11.76	$12.20	$10.77	$8.51	$13.60	$14.14	$12.40	$12.17
Number of accumulation units outstanding at end of period	0	634	6,688	8,116	8,197	8,250	8,435	8,289
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.21	$11.07	$9.19	$11.77
Value at end of period	$11.86	$12.21	$11.07	$9.19
Number of accumulation units outstanding at end of period	0	362	2,023	3,024
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$11.55	$10.43	$8.54	$12.81	$12.68	$12.40
Value at end of period	$11.13	$11.55	$10.43	$8.54	$12.81	$12.68
Number of accumulation units outstanding at end of period	0	0	1,029	1,030	941	942
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$23.99	$20.26	$11.99	$25.00	$18.34	$15.15
Value at end of period	$19.31	$23.99	$20.26	$11.99	$25.00	$18.34
Number of accumulation units outstanding at end of period	0	240	1,504	2,430	3,774	1,858
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.96	$14.01	$11.32	$17.18	$17.05	$14.86	$13.91	$11.72
Value at end of period	$17.00	$16.96	$14.01	$11.32	$17.18	$17.05	$14.86	$13.91
Number of accumulation units outstanding at end of period	0	2,828	4,233	5,562	5,625	5,688	5,765	5,866
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.72	$12.60	$10.05	$14.57	$15.05	$13.11	$12.84	$10.36
Value at end of period	$15.27	$15.72	$12.60	$10.05	$14.57	$15.05	$13.11	$12.84
Number of accumulation units outstanding at end of period	0	535	1,422	1,446	1,608	1,648	2,535	2,162
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.79	$12.26	$8.74	$12.25	$11.15	$10.73	$10.47
Value at end of period	$13.88	$13.79	$12.26	$8.74	$12.25	$11.15	$10.73
Number of accumulation units outstanding at end of period	0	465	461	490	524	519	510
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.15	$16.40	$16.61	$16.47	$15.93	$15.46	$15.28	$15.38
Value at end of period	$15.90	$16.15	$16.40	$16.61	$16.47	$15.93	$15.46	$15.28
Number of accumulation units outstanding at end of period	0	90,427	260,898	196,907	68,449	8,272	8,026	2,064

Empire Traditions

CFI 29

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$26.22	$24.24	$20.88	$27.32	$26.68	$24.21	$23.89	$21.84
Value at end of period	$26.22	$26.22	$24.24	$20.88	$27.32	$26.68	$24.21	$23.89
Number of accumulation units outstanding at end of period	0	5,841	11,830	13,742	14,655	14,847	16,011	16,599
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$16.50	$14.75	$11.28	$18.39	$14.66	$11.39	$11.41
Value at end of period	$17.29	$16.50	$14.75	$11.28	$18.39	$14.66	$11.39
Number of accumulation units outstanding at end of period	0	1,915	4,921	4,966	3,652	4,079	3,823
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$13.74	$12.25	$9.65	$13.73	$12.71	$12.55
Value at end of period	$14.75	$13.74	$12.25	$9.65	$13.73	$12.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	475
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2003)
Value at beginning of period	$13.49	$11.80	$8.59	$14.62	$13.93	$11.99	$10.06
Value at end of period	$12.20	$13.49	$11.80	$8.59	$14.62	$13.93	$11.99
Number of accumulation units outstanding at end of period	0	1,722	2,216	2,272	2,215	2,232	2,988
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during February 2006)
Value at beginning of period	$15.12	$13.27	$9.67	$16.50	$15.76	$14.23
Value at end of period	$13.64	$15.12	$13.27	$9.67	$16.50	$15.76
Number of accumulation units outstanding at end of period	0	10,132	14,568	16,629	21,252	28,687
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.22	$13.53	$9.20	$12.06	$11.91	$11.10	$10.81	$10.00
Value at end of period	$15.65	$15.22	$13.53	$9.20	$12.06	$11.91	$11.10	$10.81
Number of accumulation units outstanding at end of period	0	2,759	6,539	7,103	7,811	7,815	8,675	8,034
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$18.22	$17.18	$15.25	$14.86	$13.85	$13.48	$13.37	$12.94
Value at end of period	$18.56	$18.22	$17.18	$15.25	$14.86	$13.85	$13.48	$13.37
Number of accumulation units outstanding at end of period	0	13,428	26,263	14,030	18,117	10,675	10,875	14,478
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during September 2005)
Value at beginning of period	$11.69	$10.25	$8.38	$13.04	$12.61	$10.97	$10.65
Value at end of period	$10.98	$11.69	$10.25	$8.38	$13.04	$12.61	$10.97
Number of accumulation units outstanding at end of period	0	0	25	25	26	26	26
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.78	$10.15	$8.24	$12.51	$12.04	$10.89	$10.89
Value at end of period	$11.02	$11.78	$10.15	$8.24	$12.51	$12.04	$10.89
Number of accumulation units outstanding at end of period	0	138	230	338	138	459	138
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.83	$8.31	$8.25
Value at end of period	$9.14	$8.83	$8.31
Number of accumulation units outstanding at end of period	0	0	6,389

Empire Traditions

CFI 30

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.30	$9.37	$9.22
Value at end of period	$10.01	$10.30	$9.37
Number of accumulation units outstanding at end of period	5,505	5,505	6,515
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.52	$9.63	$9.49
Value at end of period	$10.37	$10.52	$9.63
Number of accumulation units outstanding at end of period	3,281	3,468	39,718
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.63	$9.86	$9.75
Value at end of period	$10.69	$10.63	$9.86
Number of accumulation units outstanding at end of period	0	14,822	25,879
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.04	$12.68	$10.84
Value at end of period	$14.36	$14.04	$12.68
Number of accumulation units outstanding at end of period	0	715	4,218
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.99	$8.15	$6.95
Value at end of period	$9.04	$8.99	$8.15
Number of accumulation units outstanding at end of period	0	10,189	13,056
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.67	$12.50	$10.64
Value at end of period	$13.54	$13.67	$12.50
Number of accumulation units outstanding at end of period	0	2,413	4,538
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.09	$12.98	$11.56
Value at end of period	$15.49	$16.09	$12.98
Number of accumulation units outstanding at end of period	0	0	801
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.75	$8.66	$6.96	$10.04
Value at end of period	$10.14	$10.75	$8.66	$6.96
Number of accumulation units outstanding at end of period	0	0	2,217	2,218
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.40	$11.94	$9.10	$12.75	$12.40	$10.99	$10.73
Value at end of period	$13.57	$13.40	$11.94	$9.10	$12.75	$12.40	$10.99
Number of accumulation units outstanding at end of period	0	0	5,610	6,119	6,128	5,234	225
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.00	$10.60	$8.61	$13.60	$13.41	$11.44	$11.18	$10.63
Value at end of period	$11.71	$12.00	$10.60	$8.61	$13.60	$13.41	$11.44	$11.18
Number of accumulation units outstanding at end of period	0	0	975	976	889	923	38	107

Empire Traditions

CFI 31

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$13.56	$12.11	$8.94	$17.98	$15.15	$12.40	$11.21
Value at end of period	$11.71	$13.56	$12.11	$8.94	$17.98	$15.15	$12.40
Number of accumulation units outstanding at end of period	0	1,458	1,642	1,699	1,830	1,601	1,710
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.28	$9.62	$7.41	$12.67	$12.10
Value at end of period	$8.89	$10.28	$9.62	$7.41	$12.67
Number of accumulation units outstanding at end of period	0	27,841	36,734	42,257	26,467
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.41	$10.75	$8.26	$13.90	$14.44
Value at end of period	$10.59	$11.41	$10.75	$8.26	$13.90
Number of accumulation units outstanding at end of period	212	11,042	14,557	16,839	22,384
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.04	$10.59	$10.19	$9.98
Value at end of period	$11.63	$11.04	$10.59	$10.19
Number of accumulation units outstanding at end of period	0	4,313	5,988	4,532
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.40	$10.25	$7.91	$13.40	$13.48	$12.07
Value at end of period	$10.92	$11.40	$10.25	$7.91	$13.40	$13.48
Number of accumulation units outstanding at end of period	0	146	147	149	150	151
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.09	$7.76	$6.07	$9.95
Value at end of period	$7.66	$8.09	$7.76	$6.07
Number of accumulation units outstanding at end of period	0	0	0	932
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$9.35	$9.26	$7.11	$12.89	$11.43	$9.88	$9.28	$8.51
Value at end of period	$8.39	$9.35	$9.26	$7.11	$12.89	$11.43	$9.88	$9.28
Number of accumulation units outstanding at end of period	0	238	237	237	244	244	244	244

	Separate Account Annual Charges of 1.60%

	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.26	$9.50	$7.98	$9.88
Value at end of period	$9.73	$10.26	$9.50	$7.98
Number of accumulation units outstanding at end of period	934	6,410	6,324	3,490
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$13.82	$11.11	$9.03	$12.78	$13.33	$11.35	$11.13
Value at end of period	$12.77	$13.82	$11.11	$9.03	$12.78	$13.33	$11.35
Number of accumulation units outstanding at end of period	808	772	670	640	982	1,148	1,433

Empire Traditions

CFI 32

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.19	$12.33	$9.25	$16.40	$14.21	$12.96	$11.29	$10.52
Value at end of period	$13.57	$14.19	$12.33	$9.25	$16.40	$14.21	$12.96	$11.29
Number of accumulation units outstanding at end of period	22,061	21,324	23,804	26,280	17,784	17,689	7,002	224
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.84	$9.58	$7.50	$13.32	$13.37	$11.33	$10.83
Value at end of period	$10.73	$10.84	$9.58	$7.50	$13.32	$13.37	$11.33
Number of accumulation units outstanding at end of period	5,526	5,862	6,140	6,210	6,495	6,922	2,749
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2010)
Value at beginning of period	$9.60	$9.07
Value at end of period	$9.53	$9.60
Number of accumulation units outstanding at end of period	6,978	7,011
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.17	$9.75	$8.83	$8.63
Value at end of period	$10.58	$10.17	$9.75	$8.83
Number of accumulation units outstanding at end of period	14,002	14,830	13,907	381
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.20	$11.36	$8.33	$15.19	$13.81	$12.80	$11.25	$10.28
Value at end of period	$12.37	$13.20	$11.36	$8.33	$15.19	$13.81	$12.80	$11.25
Number of accumulation units outstanding at end of period	36,818	36,079	37,646	41,612	36,627	30,630	13,796	1,946
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.59	$14.85	$10.60	$18.73	$15.94	$13.69	$11.34
Value at end of period	$13.13	$15.59	$14.85	$10.60	$18.73	$15.94	$13.69
Number of accumulation units outstanding at end of period	20,720	21,114	21,970	25,259	20,259	18,232	4,493
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$15.53	$14.01	$11.32
Value at end of period	$14.39	$15.53	$14.01
Number of accumulation units outstanding at end of period	3,512	3,423	2,412
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.64	$12.98	$10.97	$19.77	$17.25	$13.57	$11.96	$10.43
Value at end of period	$10.49	$13.64	$12.98	$10.97	$19.77	$17.25	$13.57	$11.96
Number of accumulation units outstanding at end of period	6,799	6,442	8,122	9,399	8,783	9,013	7,306	245
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.46	$10.01	$7.52	$13.01	$12.46	$10.99	$10.74
Value at end of period	$12.53	$12.46	$10.01	$7.52	$13.01	$12.46	$10.99
Number of accumulation units outstanding at end of period	12,574	9,618	13,745	9,460	8,210	6,547	6,304
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.26	$11.65	$9.86	$14.04	$13.15	$11.73	$10.79
Value at end of period	$12.64	$12.26	$11.65	$9.86	$14.04	$13.15	$11.73
Number of accumulation units outstanding at end of period	732	733	735	2,245	3,505	484	484

Empire Traditions

CFI 33

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$11.86
Value at end of period	$12.10
Number of accumulation units outstanding at end of period	10,851
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.03	$9.88	$7.71	$12.86	$13.36
Value at end of period	$10.68	$11.03	$9.88	$7.71	$12.86
Number of accumulation units outstanding at end of period	163	141	117	722	1,539
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.34	$9.75	$6.49	$9.99
Value at end of period	$9.98	$11.34	$9.75	$6.49
Number of accumulation units outstanding at end of period	14,500	14,891	12,144	5,610
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during September 2006)
Value at beginning of period	$10.75	$9.42	$7.17	$12.41	$13.61	$11.86
Value at end of period	$10.02	$10.75	$9.42	$7.17	$12.41	$13.61
Number of accumulation units outstanding at end of period	6,918	9,330	9,965	11,264	11,108	514
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.22	$12.09	$9.04	$14.95	$18.46	$13.63	$11.63
Value at end of period	$16.41	$15.22	$12.09	$9.04	$14.95	$18.46	$13.63
Number of accumulation units outstanding at end of period	5,666	7,197	7,825	8,539	9,277	14,384	3,358
ING COLUMBIA LARGE CAP VALUE II PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.98	$8.10	$6.60	$10.17	$9.99
Value at end of period	$9.56	$9.98	$8.10	$6.60	$10.17
Number of accumulation units outstanding at end of period	674	683	2,648	2,699	2,303
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$9.72	$8.81	$6.80	$11.38	$11.10	$11.01
Value at end of period	$9.12	$9.72	$8.81	$6.80	$11.38	$11.10
Number of accumulation units outstanding at end of period	840	811	784	653	545	545
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.42	$12.21	$8.91	$14.89	$13.21	$12.00	$11.46
Value at end of period	$13.51	$15.42	$12.21	$8.91	$14.89	$13.21	$12.00
Number of accumulation units outstanding at end of period	6,273	5,895	4,115	2,701	2,718	11,106	1,890
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$11.08	$9.97	$7.67	$11.02	$10.91	$10.09
Value at end of period	$11.18	$11.08	$9.97	$7.67	$11.02	$10.91
Number of accumulation units outstanding at end of period	11,725	10,636	11,594	9,984	8,586	377
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.93	$9.05	$7.27	$11.87	$12.76
Value at end of period	$9.70	$9.93	$9.05	$7.27	$11.87
Number of accumulation units outstanding at end of period	4,761	8,049	8,621	8,051	7,106

Empire Traditions

CFI 34

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.48	$7.78	$6.07	$9.59	$10.08
Value at end of period	$8.24	$8.48	$7.78	$6.07	$9.59
Number of accumulation units outstanding at end of period	36,007	33,719	31,558	31,638	11,065
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.43
Value at end of period	$8.84
Number of accumulation units outstanding at end of period	1,331
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$19.69	$16.45	$12.15	$20.94	$15.97	$13.36	$10.95
Value at end of period	$17.60	$19.69	$16.45	$12.15	$20.94	$15.97	$13.36
Number of accumulation units outstanding at end of period	10,490	10,767	11,879	13,105	11,491	6,805	1,405
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.73	$7.79	$7.10
Value at end of period	$8.54	$8.73	$7.79
Number of accumulation units outstanding at end of period	14,175	109	109
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.55
Number of accumulation units outstanding at end of period	37,675
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.70	$12.94	$12.08
Value at end of period	$10.99	$13.70	$12.94
Number of accumulation units outstanding at end of period	4,024	4,005	2,490
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.97	$9.81	$8.11	$13.16	$12.77	$11.35	$10.82
Value at end of period	$10.76	$10.97	$9.81	$8.11	$13.16	$12.77	$11.35
Number of accumulation units outstanding at end of period	65	66	206	565	980	1,032	1,014
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.13	$10.97	$8.48	$13.84	$13.37	$12.45	$11.41	$10.44
Value at end of period	$12.74	$13.13	$10.97	$8.48	$13.84	$13.37	$12.45	$11.41
Number of accumulation units outstanding at end of period	1,924	2,358	2,899	3,609	4,212	3,880	3,109	119
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.27	$10.18	$8.31	$12.73	$13.83	$12.39	$12.01
Value at end of period	$11.95	$12.27	$10.18	$8.31	$12.73	$13.83	$12.39
Number of accumulation units outstanding at end of period	2,586	2,719	2,984	3,358	3,843	3,468	2,246
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.36	$10.54	$9.63	$10.71	$10.30	$10.09	$10.13
Value at end of period	$12.00	$11.36	$10.54	$9.63	$10.71	$10.30	$10.09
Number of accumulation units outstanding at end of period	20,264	51,676	19,733	30,952	9,085	8,593	346

Empire Traditions

CFI 35

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.04	$7.60	$7.02
Value at end of period	$6.93	$8.04	$7.60
Number of accumulation units outstanding at end of period	367	372	376
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.14	$9.83	$7.77	$12.44	$12.93	$11.34	$11.14	$10.40
Value at end of period	$10.73	$11.14	$9.83	$7.77	$12.44	$12.93	$11.34	$11.14
Number of accumulation units outstanding at end of period	12,314	13,264	12,975	9,704	9,365	5,255	6,100	174
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.17	$11.04	$9.17	$12.19	$12.00	$10.84	$10.65
Value at end of period	$11.82	$12.17	$11.04	$9.17	$12.19	$12.00	$10.84
Number of accumulation units outstanding at end of period	2,023	2,339	1,933	1,898	2,132	2,852	1,378
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.51	$10.40	$8.53	$12.79	$12.67	$11.10	$10.42
Value at end of period	$11.08	$11.51	$10.40	$8.53	$12.79	$12.67	$11.10
Number of accumulation units outstanding at end of period	2,093	2,567	2,861	2,822	1,234	1,265	1,317
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.92	$20.20	$11.97	$24.96	$18.32	$13.71	$10.97
Value at end of period	$19.23	$23.92	$20.20	$11.97	$24.96	$18.32	$13.71
Number of accumulation units outstanding at end of period	21,181	20,888	22,036	21,524	22,839	11,012	2,248
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.59	$11.23	$9.08	$13.78	$13.69	$11.94	$11.59
Value at end of period	$13.61	$13.59	$11.23	$9.08	$13.78	$13.69	$11.94
Number of accumulation units outstanding at end of period	10,938	2,732	3,271	3,206	3,186	3,380	2,826
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.45	$11.59	$9.25	$13.41	$13.87	$12.08	$11.84	$10.73
Value at end of period	$14.03	$14.45	$11.59	$9.25	$13.41	$13.87	$12.08	$11.84
Number of accumulation units outstanding at end of period	5,815	5,625	3,946	3,233	3,573	2,630	1,248	90
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.79	$13.15	$9.38	$13.16	$11.98	$11.53	$10.63
Value at end of period	$14.88	$14.79	$13.15	$9.38	$13.16	$11.98	$11.53
Number of accumulation units outstanding at end of period	4,035	3,620	0	0	0	507	22
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.52	$10.69	$10.83	$10.75	$10.41	$10.10	$10.01
Value at end of period	$10.36	$10.52	$10.69	$10.83	$10.75	$10.41	$10.10
Number of accumulation units outstanding at end of period	37,284	27,044	24,235	29,543	23,791	19,590	1,930
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.47	$10.58	$8.33	$14.19	$12.63	$12.23	$10.77
Value at end of period	$12.07	$12.47	$10.58	$8.33	$14.19	$12.63	$12.23
Number of accumulation units outstanding at end of period	4,136	4,485	4,226	3,862	3,624	3,653	5,915

Empire Traditions

CFI 36

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.75	$10.87	$9.37	$12.26	$11.98	$10.88	$10.74	$10.14
Value at end of period	$11.75	$11.75	$10.87	$9.37	$12.26	$11.98	$10.88	$10.74
Number of accumulation units outstanding at end of period	10,494	11,139	12,415	17,160	17,675	8,263	7,898	1,480
ING MFS UTILITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$16.45	$14.71	$11.26	$18.36	$14.65	$11.38	$11.48
Value at end of period	$17.22	$16.45	$14.71	$11.26	$18.36	$14.65	$11.38
Number of accumulation units outstanding at end of period	11,821	10,042	10,695	12,239	11,316	19,478	945
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.48	$8.97	$6.47	$10.05
Value at end of period	$11.21	$11.48	$8.97	$6.47
Number of accumulation units outstanding at end of period	2,695	1,627	667	908
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.69	$12.22	$9.63	$13.71	$12.96
Value at end of period	$14.70	$13.69	$12.22	$9.63	$13.71
Number of accumulation units outstanding at end of period	321	49	307	239	2,537
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during January 2010)
Value at beginning of period	$15.01	$13.70
Value at end of period	$14.12	$15.01
Number of accumulation units outstanding at end of period	566	566
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2003)
Value at beginning of period	$13.44	$11.77	$8.57	$14.59	$13.92	$11.99	$10.06
Value at end of period	$12.16	$13.44	$11.77	$8.57	$14.59	$13.92	$11.99
Number of accumulation units outstanding at end of period	0	0	0	799	787	716	220
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2003)
Value at beginning of period	$14.41	$12.65	$9.23	$15.75	$15.05	$13.01	$11.62
Value at end of period	$13.00	$14.41	$12.65	$9.23	$15.75	$15.05	$13.01
Number of accumulation units outstanding at end of period	5,522	5,555	5,851	9,447	8,710	2,617	3,799
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.74	$13.11	$8.92	$11.70	$11.56	$10.78	$10.50	$10.18
Value at end of period	$15.14	$14.74	$13.11	$8.92	$11.70	$11.56	$10.78	$10.50
Number of accumulation units outstanding at end of period	8,011	7,455	7,043	7,690	8,392	5,090	436	68
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.77	$12.99	$11.54	$11.25	$10.49	$10.22	$10.26
Value at end of period	$14.02	$13.77	$12.99	$11.54	$11.25	$10.49	$10.22
Number of accumulation units outstanding at end of period	22,112	22,888	24,521	36,066	21,204	10,522	3,730
ING PIONEER FUND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.65	$10.22	$8.37	$12.25
Value at end of period	$10.94	$11.65	$10.22	$8.37
Number of accumulation units outstanding at end of period	0	0	0	491

Empire Traditions

CFI 37

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.75	$10.12	$8.22	$12.49	$12.03	$10.88	$10.72
Value at end of period	$10.98	$11.75	$10.12	$8.22	$12.49	$12.03	$10.88
Number of accumulation units outstanding at end of period	1,087	1,094	2,420	2,595	1,656	2,395	2,342
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.82	$8.31	$8.25
Value at end of period	$9.13	$8.82	$8.31
Number of accumulation units outstanding at end of period	0	0	51,223
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.29	$9.37	$9.21
Value at end of period	$10.00	$10.29	$9.37
Number of accumulation units outstanding at end of period	73,293	86,630	97,314
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.52	$9.63	$9.49
Value at end of period	$10.36	$10.52	$9.63
Number of accumulation units outstanding at end of period	207,377	205,476	212,960
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.62	$9.86	$9.75
Value at end of period	$10.68	$10.62	$9.86
Number of accumulation units outstanding at end of period	61,892	60,356	93,972
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$14.02	$12.67	$10.84
Value at end of period	$14.34	$14.02	$12.67
Number of accumulation units outstanding at end of period	520	526	532
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.97	$8.14	$6.94
Value at end of period	$9.02	$8.97	$8.14
Number of accumulation units outstanding at end of period	7,957	8,506	8,880
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.66	$12.49	$10.64
Value at end of period	$13.52	$13.66	$12.49
Number of accumulation units outstanding at end of period	4,086	4,136	4,035
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.07	$12.98	$11.56
Value at end of period	$15.47	$16.07	$12.98
Number of accumulation units outstanding at end of period	2,313	1,988	1,931
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$10.74	$8.66	$6.67
Value at end of period	$10.12	$10.74	$8.66
Number of accumulation units outstanding at end of period	6,092	0	7,258

Empire Traditions

CFI 38

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.91	$8.94	$7.14	$7.21
Value at end of period	$10.44	$10.91	$8.94	$7.14
Number of accumulation units outstanding at end of period	0	0	4,481	375
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.36	$11.90	$9.08	$12.73	$12.39	$10.98	$10.45
Value at end of period	$13.52	$13.36	$11.90	$9.08	$12.73	$12.39	$10.98
Number of accumulation units outstanding at end of period	31,507	23,208	26,649	26,541	16,953	13,760	5,445
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.78	$10.42	$8.47	$13.39	$13.20	$11.27	$10.63
Value at end of period	$11.49	$11.78	$10.42	$8.47	$13.39	$13.20	$11.27
Number of accumulation units outstanding at end of period	9,799	9,627	15,239	12,121	11,227	11,229	9,574
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.28	$8.09	$5.76	$10.16	$10.10
Value at end of period	$9.01	$9.28	$8.09	$5.76	$10.16
Number of accumulation units outstanding at end of period	4,516	4,515	1,431	896	871
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$13.52	$12.08	$8.92	$17.95	$15.13	$12.40	$11.21
Value at end of period	$11.66	$13.52	$12.08	$8.92	$17.95	$15.13	$12.40
Number of accumulation units outstanding at end of period	13,340	7,758	5,334	11,909	10,671	11,949	3,147
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during November 2006)
Value at beginning of period	$10.26	$9.60	$7.40	$12.66	$11.17	$10.42
Value at end of period	$8.86	$10.26	$9.60	$7.40	$12.66	$11.17
Number of accumulation units outstanding at end of period	4,569	6,164	6,643	6,691	2,006	1,055
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during March 2006)
Value at beginning of period	$11.37	$10.73	$8.24	$13.88	$13.78	$12.11
Value at end of period	$10.55	$11.37	$10.73	$8.24	$13.88	$13.78
Number of accumulation units outstanding at end of period	3,734	4,828	4,647	7,640	4,264	2,990
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.02	$10.58	$10.19	$9.71
Value at end of period	$11.60	$11.02	$10.58	$10.19
Number of accumulation units outstanding at end of period	738	728	685	114
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.08	$7.76	$6.07	$9.83
Value at end of period	$7.64	$8.08	$7.76	$6.07
Number of accumulation units outstanding at end of period	437	427	3,732	3,795
PROFUND VP EUROPE 30
(Fund first available during September 2006)
Value at beginning of period	$11.37	$11.26	$8.65	$15.70	$13.93	$12.53	$11.32	$11.32
Value at end of period	$10.20	$11.37	$11.26	$8.65	$15.70	$13.93	$12.53	$11.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	413	0	18,775

Empire Traditions

CFI 39

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2006)
Value at beginning of period	$5.67	$6.86	$5.28	$8.64	$9.27	$9.17
Value at end of period	$3.49	$5.67	$6.86	$5.28	$8.64	$9.27
Number of accumulation units outstanding at end of period	1,693	0	1,480	1,576	1,531	1,329

	Separate Account Annual Charges of 1.75%

	2011	2010	2009	2008	2007	2006	2005	2004	2003
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.22	$9.47	$7.97	$9.91
Value at end of period	$9.67	$10.22	$9.47	$7.97
Number of accumulation units outstanding at end of period	32,026	33,720	26,799	17,124
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$13.71	$11.03	$8.98	$12.73	$13.30	$11.34	$11.27
Value at end of period	$12.65	$13.71	$11.03	$8.98	$12.73	$13.30	$11.34
Number of accumulation units outstanding at end of period	669	985	1,899	1,923	2,069	1,950	4,020
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.28	$13.30	$9.99	$17.74	$15.40	$14.06	$12.27	$10.84
Value at end of period	$14.60	$15.28	$13.30	$9.99	$17.74	$15.40	$14.06	$12.27
Number of accumulation units outstanding at end of period	86,733	138,622	156,811	175,122	116,527	113,409	46,372	16,055
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.72	$9.49	$7.44	$13.24	$13.30	$11.29	$10.88	$9.96
Value at end of period	$10.60	$10.72	$9.49	$7.44	$13.24	$13.30	$11.29	$10.88
Number of accumulation units outstanding at end of period	17,770	69,842	82,046	98,655	113,026	114,112	102,475	44,415
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.57	$8.69	$7.17	$10.13
Value at end of period	$9.48	$9.57	$8.69	$7.17
Number of accumulation units outstanding at end of period	109,008	5,659	6,647	4,521
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$10.13	$9.72	$8.82	$9.83
Value at end of period	$10.52	$10.13	$9.72	$8.82
Number of accumulation units outstanding at end of period	57,939	66,285	63,146	49,468
ING AMERICAN FUNDS GLOBAL GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.34
Value at end of period	$9.29
Number of accumulation units outstanding at end of period	672
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.76	$11.86	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76
Value at end of period	$12.88	$13.76	$11.86	$8.70	$15.90	$14.48	$13.44	$11.83
Number of accumulation units outstanding at end of period	147,267	178,591	195,447	203,234	95,510	54,853	46,983	30,615

Empire Traditions

CFI 40

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING AMERICAN FUNDS INTERNATIONAL GROWTH AND INCOME
PORTFOLIO
(Funds were first received in this option during July 2011)
Value at beginning of period	$10.02
Value at end of period	$8.79
Number of accumulation units outstanding at end of period	285
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$18.17	$17.34	$12.40	$21.93	$18.69	$16.07	$13.53	$11.60
Value at end of period	$15.29	$18.17	$17.34	$12.40	$21.93	$18.69	$16.07	$13.53
Number of accumulation units outstanding at end of period	47,276	59,770	63,082	74,084	39,951	28,257	27,231	14,401
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$15.49	$13.99	$12.51
Value at end of period	$14.33	$15.49	$13.99
Number of accumulation units outstanding at end of period	552	918	547
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.86	$13.20	$11.18	$20.18	$17.63	$13.89	$12.26	$11.10
Value at end of period	$10.65	$13.86	$13.20	$11.18	$20.18	$17.63	$13.89	$12.26
Number of accumulation units outstanding at end of period	15,467	17,202	19,913	21,895	16,169	9,220	3,537	930
ING BALANCED PORTFOLIO
Value at beginning of period	$9.96	$8.91	$7.62	$10.82	$10.46
Value at end of period	$9.63	$9.96	$8.91	$7.62	$10.82
Number of accumulation units outstanding at end of period	0	203	1,993	1,868	2,457
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98	$10.72
Value at end of period	$12.41	$12.35	$9.94	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	11,662	14,431	14,473	13,823	5,301	2,137	719
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.12	$10.58	$8.97	$12.80	$12.00	$10.72	$9.88	$8.97
Value at end of period	$11.45	$11.12	$10.58	$8.97	$12.80	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	8,382	11,611	14,048	23,335	13,018	11,716	11,260	1,230
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.94	$10.56	$9.99
Value at end of period	$12.05	$10.94	$10.56
Number of accumulation units outstanding at end of period	79,194	32,224	22,268
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.94	$9.81	$7.67	$12.81	$12.21	$11.60	$11.19
Value at end of period	$10.58	$10.94	$9.81	$7.67	$12.81	$12.21	$11.60
Number of accumulation units outstanding at end of period	11,111	13,485	17,939	21,325	4,553	3,152	3,081
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.29	$9.73	$6.49	$9.99
Value at end of period	$9.92	$11.29	$9.73	$6.49
Number of accumulation units outstanding at end of period	17,437	18,793	16,750	18,703

Empire Traditions

CFI 41

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$10.68	$9.37	$7.14	$12.38	$13.59	$13.26
Value at end of period	$9.93	$10.68	$9.37	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	14,611	16,079	16,979	23,960	18,188	6,795
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$17.65	$14.03	$10.51	$17.40	$21.53	$15.92	$13.87	$10.86
Value at end of period	$18.99	$17.65	$14.03	$10.51	$17.40	$21.53	$15.92	$13.87
Number of accumulation units outstanding at end of period	5,932	8,771	10,772	11,635	12,903	10,470	8,708	4,329
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$9.91	$8.05	$6.57	$10.15	$10.03	$9.44
Value at end of period	$9.48	$9.91	$8.05	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	4,677	6,381	6,745	6,368	5,007	1,307
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$9.65	$8.76	$6.77	$11.34	$11.08	$9.86
Value at end of period	$9.03	$9.65	$8.76	$6.77	$11.34	$11.08
Number of accumulation units outstanding at end of period	34,506	36,976	37,350	38,967	7,422	3,323
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$8.16	$6.65	$5.56	$9.05
Value at end of period	$7.28	$8.16	$6.65	$5.56
Number of accumulation units outstanding at end of period	7,236	7,779	8,547	9,528
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.29	$12.13	$8.87	$14.83	$13.18	$11.99	$11.09
Value at end of period	$13.38	$15.29	$12.13	$8.87	$14.83	$13.18	$11.99
Number of accumulation units outstanding at end of period	27,113	30,723	37,078	39,804	9,861	5,508	1,774
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$11.00	$9.91	$7.64	$10.99	$10.90	$10.88
Value at end of period	$11.08	$11.00	$9.91	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	261,908	90,606	90,356	89,829	68,290	10,294
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.88	$9.01	$7.25	$11.86	$12.69
Value at end of period	$9.63	$9.88	$9.01	$7.25	$11.86
Number of accumulation units outstanding at end of period	30,363	33,194	33,702	39,063	16,600
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$8.44	$7.75	$6.06	$9.58	$10.03
Value at end of period	$8.19	$8.44	$7.75	$6.06	$9.58
Number of accumulation units outstanding at end of period	92,320	95,946	95,148	85,823	67,967
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2011)
Value at beginning of period	$10.45
Value at end of period	$8.83
Number of accumulation units outstanding at end of period	3,794

Empire Traditions

CFI 42

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$19.52	$16.33	$12.09	$20.85	$15.93	$13.35	$13.18
Value at end of period	$17.43	$19.52	$16.33	$12.09	$20.85	$15.93	$13.35
Number of accumulation units outstanding at end of period	54,503	83,358	90,895	135,835	12,207	4,546	416
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$8.69	$7.77	$6.08	$5.84
Value at end of period	$8.49	$8.69	$7.77	$6.08
Number of accumulation units outstanding at end of period	31,056	25,328	21,523	1,117
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.54
Number of accumulation units outstanding at end of period	134,630
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.66	$12.93	$13.33
Value at end of period	$10.95	$13.66	$12.93
Number of accumulation units outstanding at end of period	9	9	10
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.56	$8.56	$7.08	$11.52	$11.19	$9.96	$9.64	$8.90
Value at end of period	$9.36	$9.56	$8.56	$7.08	$11.52	$11.19	$9.96	$9.64
Number of accumulation units outstanding at end of period	5,164	12,719	15,752	16,265	19,475	19,376	16,141	9,183
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.40	$12.05	$9.33	$15.25	$14.75	$13.75	$12.63	$11.05
Value at end of period	$13.95	$14.40	$12.05	$9.33	$15.25	$14.75	$13.75	$12.63
Number of accumulation units outstanding at end of period	4,000	9,980	15,664	21,398	22,701	18,784	22,970	16,939
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.19	$11.80	$9.64	$14.79	$16.10	$14.44	$13.69	$11.44
Value at end of period	$13.81	$14.19	$11.80	$9.64	$14.79	$16.10	$14.44	$13.69
Number of accumulation units outstanding at end of period	5,626	19,652	22,653	26,984	28,177	23,049	31,178	22,926
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.27	$10.47	$9.58	$10.67	$10.27	$10.12
Value at end of period	$11.88	$11.27	$10.47	$9.58	$10.67	$10.27
Number of accumulation units outstanding at end of period	52,094	52,876	48,960	41,886	14,737	13,225
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.01	$7.58	$4.74
Value at end of period	$6.89	$8.01	$7.58
Number of accumulation units outstanding at end of period	13,816	15,403	14,631
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.99	$10.60	$8.39	$13.45	$14.01	$12.30	$12.10	$10.55
Value at end of period	$11.54	$11.99	$10.60	$8.39	$13.45	$14.01	$12.30	$12.10
Number of accumulation units outstanding at end of period	1,580	4,753	4,755	4,865	4,665	6,320	4,566	2,111

Empire Traditions

CFI 43

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.07	$10.96	$9.12	$12.14	$11.97	$10.83	$10.64
Value at end of period	$11.70	$12.07	$10.96	$9.12	$12.14	$11.97	$10.83
Number of accumulation units outstanding at end of period	20,955	24,891	26,682	26,994	8,804	8,794	6,628
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.42	$10.33	$8.48	$12.74	$12.64	$11.09	$10.87
Value at end of period	$10.98	$11.42	$10.33	$8.48	$12.74	$12.64	$11.09
Number of accumulation units outstanding at end of period	11,147	11,377	12,327	10,945	7,776	4,601	791
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.72	$20.07	$11.90	$24.86	$18.27	$13.69	$10.83
Value at end of period	$19.05	$23.72	$20.07	$11.90	$24.86	$18.27	$13.69
Number of accumulation units outstanding at end of period	33,744	34,299	35,609	46,737	12,968	7,145	2,294
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.67	$13.79	$11.17	$16.98	$16.89	$14.75	$13.84	$11.68
Value at end of period	$16.67	$16.67	$13.79	$11.17	$16.98	$16.89	$14.75	$13.84
Number of accumulation units outstanding at end of period	2,755	15,153	14,199	12,691	12,523	13,748	16,332	12,188
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$12.77	$10.74
Value at end of period	$14.97	$15.44	$12.40	$9.91	$14.40	$14.91	$13.01	$12.77
Number of accumulation units outstanding at end of period	9,032	14,163	14,549	12,694	7,752	10,286	8,103	1,982
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.60	$12.12	$8.66	$12.16	$11.09	$10.69	$10.44
Value at end of period	$13.67	$13.60	$12.12	$8.66	$12.16	$11.09	$10.69
Number of accumulation units outstanding at end of period	4,265	1,452	1,532	831	1,002	106	107
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during November 2011)
Value at beginning of period	$9.86
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	1,036
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.45	$15.72	$15.95	$15.85	$15.37	$14.94	$14.80	$14.87
Value at end of period	$15.19	$15.45	$15.72	$15.95	$15.85	$15.37	$14.94	$14.80
Number of accumulation units outstanding at end of period	106,227	282,724	467,470	465,880	284,764	25,705	30,531	18,611
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.12	$10.29	$8.12	$13.84	$12.34	$11.97	$11.19	$9.92
Value at end of period	$11.71	$12.12	$10.29	$8.12	$13.84	$12.34	$11.97	$11.19
Number of accumulation units outstanding at end of period	25,737	33,903	33,996	34,277	9,618	6,447	5,760	524
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$25.37	$23.51	$20.29	$26.59	$26.03	$23.66	$23.40	$21.43
Value at end of period	$25.33	$25.37	$23.51	$20.29	$26.59	$26.03	$23.66	$23.40
Number of accumulation units outstanding at end of period	14,207	29,557	30,370	32,917	31,987	27,932	28,026	15,923

Empire Traditions

CFI 44

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.32	$14.61	$11.19	$18.29	$14.61	$11.37	$10.57
Value at end of period	$17.06	$16.32	$14.61	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	27,114	33,174	36,176	40,914	20,630	11,383	14,002
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$11.43	$8.95	$6.46	$9.72
Value at end of period	$11.14	$11.43	$8.95	$6.46
Number of accumulation units outstanding at end of period	2,022	1,696	1,704	1,738
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$13.58	$12.14	$9.58	$13.65	$12.67	$10.98
Value at end of period	$14.55	$13.58	$12.14	$9.58	$13.65	$12.67
Number of accumulation units outstanding at end of period	9,433	9,288	7,152	4,369	5,190	34
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during December 2010)
Value at beginning of period	$14.97	$14.70
Value at end of period	$14.06	$14.97
Number of accumulation units outstanding at end of period	653	732
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2003)
Value at beginning of period	$13.33	$11.69	$8.52	$14.54	$13.88	$11.98	$10.06
Value at end of period	$12.04	$13.33	$11.69	$8.52	$14.54	$13.88	$11.98
Number of accumulation units outstanding at end of period	379	918	2,654	2,922	3,185	3,225	3,300
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2003)
Value at beginning of period	$14.86	$13.06	$9.54	$16.31	$15.61	$13.51	$12.14	$10.74
Value at end of period	$13.38	$14.86	$13.06	$9.54	$16.31	$15.61	$13.51	$12.14
Number of accumulation units outstanding at end of period	15,913	56,903	68,485	79,077	76,580	92,843	18,655	2,249
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.02	$13.38	$9.11	$11.97	$11.85	$11.07	$10.80	$10.00
Value at end of period	$15.41	$15.02	$13.38	$9.11	$11.97	$11.85	$11.07	$10.80
Number of accumulation units outstanding at end of period	7,488	22,990	24,780	29,427	33,391	29,371	24,715	14,808
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.63	$16.66	$14.82	$14.47	$13.51	$13.18	$13.09	$12.71
Value at end of period	$17.92	$17.63	$16.66	$14.82	$14.47	$13.51	$13.18	$13.09
Number of accumulation units outstanding at end of period	136,724	150,586	175,930	128,707	42,625	29,043	27,791	16,547
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during September 2005)
Value at beginning of period	$11.56	$10.15	$8.32	$12.97	$12.57	$10.95	$10.64
Value at end of period	$10.84	$11.56	$10.15	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	3,723	3,922	188	853	2,494	2,254	1,354
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.65	$10.05	$8.18	$12.44	$12.00	$10.87	$10.63
Value at end of period	$10.88	$11.65	$10.05	$8.18	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	12,374	26,321	27,247	28,956	14,042	14,665	10,960

Empire Traditions

CFI 45

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2009)
Value at beginning of period	$8.81	$8.31	$8.33
Value at end of period	$9.10	$8.81	$8.31
Number of accumulation units outstanding at end of period	21,287	15,948	12,369
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.27	$9.37	$9.21
Value at end of period	$9.97	$10.27	$9.37
Number of accumulation units outstanding at end of period	245,390	304,281	328,694
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.50	$9.62	$9.49
Value at end of period	$10.32	$10.50	$9.62
Number of accumulation units outstanding at end of period	275,872	350,829	353,512
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.61	$9.85	$9.75
Value at end of period	$10.64	$10.61	$9.85
Number of accumulation units outstanding at end of period	192,404	231,239	246,913
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.99	$12.66	$10.83
Value at end of period	$14.28	$13.99	$12.66
Number of accumulation units outstanding at end of period	2,465	10,938	10,982
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$8.94	$8.12	$6.69	$10.04
Value at end of period	$8.97	$8.94	$8.12	$6.69
Number of accumulation units outstanding at end of period	25,873	75,900	77,691	1,729
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.63	$12.48	$10.63
Value at end of period	$13.47	$13.63	$12.48
Number of accumulation units outstanding at end of period	3,475	6,949	8,871
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.03	$12.96	$11.55
Value at end of period	$15.40	$16.03	$12.96
Number of accumulation units outstanding at end of period	19,178	19,851	21,184
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$10.30	$8.40	$6.11	$9.36
Value at end of period	$9.91	$10.30	$8.40	$6.11
Number of accumulation units outstanding at end of period	10,277	13,648	6,320	4,310
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.69	$8.63	$6.95	$10.03
Value at end of period	$10.07	$10.69	$8.63	$6.95
Number of accumulation units outstanding at end of period	1,357	4,560	4,130	2,245

Empire Traditions

CFI 46

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.25	$11.75	$9.15	$14.24	$13.20	$11.95	$12.01
Value at end of period	$15.06	$15.25	$11.75	$9.15	$14.24	$13.20	$11.95
Number of accumulation units outstanding at end of period	0	0	4	483	483	4	4
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$10.86	$8.92	$7.13	$10.46
Value at end of period	$10.39	$10.86	$8.92	$7.13
Number of accumulation units outstanding at end of period	3,666	11,717	9,616	8,988
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.25	$11.82	$9.03	$12.68	$12.36	$10.97	$10.54
Value at end of period	$13.39	$13.25	$11.82	$9.03	$12.68	$12.36	$10.97
Number of accumulation units outstanding at end of period	46,014	54,153	56,847	57,846	20,609	15,830	3,518
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.83	$10.48	$8.53	$13.50	$13.34	$11.40	$11.16	$10.03
Value at end of period	$11.53	$11.83	$10.48	$8.53	$13.50	$13.34	$11.40	$11.16
Number of accumulation units outstanding at end of period	30,111	44,644	46,061	45,746	33,210	41,437	36,317	17,573
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.23	$8.06	$5.75	$9.08
Value at end of period	$8.95	$9.23	$8.06	$5.75
Number of accumulation units outstanding at end of period	1,872	1,327	1,377	1,771
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$13.41	$11.99	$8.87	$17.88	$15.10	$12.39	$10.36
Value at end of period	$11.55	$13.41	$11.99	$8.87	$17.88	$15.10	$12.39
Number of accumulation units outstanding at end of period	94,529	21,325	23,888	29,419	12,279	7,923	7,995
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.19	$9.55	$7.37	$12.63	$11.16	$9.27
Value at end of period	$8.79	$10.19	$9.55	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	39,760	161,981	180,249	197,568	101,442	22
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.28	$10.65	$8.19	$13.83	$13.74	$11.47	$10.61
Value at end of period	$10.45	$11.28	$10.65	$8.19	$13.83	$13.74	$11.47
Number of accumulation units outstanding at end of period	11,051	61,701	68,904	75,591	83,709	6,010	779
ING THORNBURG VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$9.48	$8.66	$6.09	$10.28	$9.76	$8.50	$8.52	$8.02
Value at end of period	$8.09	$9.48	$8.66	$6.09	$10.28	$9.76	$8.50	$8.52
Number of accumulation units outstanding at end of period	0	213	214	235	308	370	1,966	2,044
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.98	$10.55	$10.17	$9.78
Value at end of period	$11.54	$10.98	$10.55	$10.17
Number of accumulation units outstanding at end of period	35,566	40,785	40,997	16,431

Empire Traditions

CFI 47

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004	2003
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.25	$10.13	$7.84	$13.30	$13.41	$11.94	$10.85
Value at end of period	$10.76	$11.25	$10.13	$7.84	$13.30	$13.41	$11.94
Number of accumulation units outstanding at end of period	702	1,432	1,527	2,012	1,984	1,489	1,867
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.05	$7.73	$6.06	$9.95
Value at end of period	$7.60	$8.05	$7.73	$6.06
Number of accumulation units outstanding at end of period	21,753	33,387	68,411	70,654
INVESCO V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$12.01	$10.03	$7.69	$13.74	$14.10	$11.51	$11.86	$10.64
Value at end of period	$11.35	$12.01	$10.03	$7.69	$13.74	$14.10	$11.51	$11.86
Number of accumulation units outstanding at end of period	0	0	58	58	387	396	374	373
PROFUND VP BULL
(Fund first available during May 2003)
Value at beginning of period	$8.30	$7.51	$6.14	$10.03	$9.86	$8.83	$8.75	$8.29
Value at end of period	$8.16	$8.30	$7.51	$6.14	$10.03	$9.86	$8.83	$8.75
Number of accumulation units outstanding at end of period	86	86	682	683	1,354	2,561	2,452	2,451
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$9.17	$9.09	$7.00	$12.72	$11.30	$9.78	$9.21	$8.68
Value at end of period	$8.21	$9.17	$9.09	$7.00	$12.72	$11.30	$9.78	$9.21
Number of accumulation units outstanding at end of period	384	385	385	573	931	966	985	848
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$4.88	$5.92	$4.55	$7.47	$8.02	$7.41	$8.19	$9.03
Value at end of period	$3.00	$4.88	$5.92	$4.55	$7.47	$8.02	$7.41	$8.19
Number of accumulation units outstanding at end of period	1,036	2,617	2,787	2,850	3,677	3,305	3,253	1,230

	Separate Account Annual Charges of 1.90%

	2011	2010	2009	2008	2007	2006	2005	2004
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2005)
Value at beginning of period	$13.59	$10.95	$8.93	$12.67	$13.26	$11.32	$11.24
Value at end of period	$12.52	$13.59	$10.95	$8.93	$12.67	$13.26	$11.32
Number of accumulation units outstanding at end of period	0	0	174	174	174	174	174
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.06	$13.13	$9.88	$14.77
Value at end of period	$14.37	$15.06	$13.13	$9.88
Number of accumulation units outstanding at end of period	0	1,389	1,389	1,389
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.57	$9.37	$7.35	$13.11	$13.19	$11.21	$10.83	$9.92
Value at end of period	$10.43	$10.57	$9.37	$7.35	$13.11	$13.19	$11.21	$10.83
Number of accumulation units outstanding at end of period	0	141	486	490	817	968	841	269

Empire Traditions

CFI 48

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.61	$11.75	$8.63	$15.80	$14.41	$13.39	$11.81	$10.75
Value at end of period	$12.71	$13.61	$11.75	$8.63	$15.80	$14.41	$13.39	$11.81
Number of accumulation units outstanding at end of period	0	4,794	5,830	5,985	6,403	3,964	4,313	4,629
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$17.97	$17.17	$12.30	$21.79	$18.60	$16.02	$13.50	$11.60
Value at end of period	$15.10	$17.97	$17.17	$12.30	$21.79	$18.60	$16.02	$13.50
Number of accumulation units outstanding at end of period	0	1,046	1,825	1,894	1,467	643	758	455
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$12.25	$9.87	$7.44	$12.91	$12.40	$10.97	$10.72
Value at end of period	$12.28	$12.25	$9.87	$7.44	$12.91	$12.40	$10.97
Number of accumulation units outstanding at end of period	0	0	182	182	182	182	182
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$11.25	$9.70	$8.34
Value at end of period	$9.87	$11.25	$9.70
Number of accumulation units outstanding at end of period	0	0	1,155
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.92	$9.86	$7.61	$10.97	$11.54
Value at end of period	$10.99	$10.92	$9.86	$7.61	$10.97
Number of accumulation units outstanding at end of period	0	3,224	6,022	3,799	1,744
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.82	$8.98	$7.23	$11.85	$12.76
Value at end of period	$9.56	$9.82	$8.98	$7.23	$11.85
Number of accumulation units outstanding at end of period	0	796	1,377	1,457	789
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.39	$7.72	$6.04	$9.57	$10.19
Value at end of period	$8.13	$8.39	$7.72	$6.04	$9.57
Number of accumulation units outstanding at end of period	0	2,901	2,901	3,100	2,883
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.52
Number of accumulation units outstanding at end of period	933
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$9.42	$8.45	$7.00	$11.40	$11.10	$10.14
Value at end of period	$9.21	$9.42	$8.45	$7.00	$11.40	$11.10
Number of accumulation units outstanding at end of period	0	282	282	283	283	404
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.19	$11.90	$9.23	$15.10	$14.63	$13.66	$12.56	$11.33
Value at end of period	$13.73	$14.19	$11.90	$9.23	$15.10	$14.63	$13.66	$12.56
Number of accumulation units outstanding at end of period	0	139	139	139	139	199	2,791	2,791

Empire Traditions

CFI 49

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.97	$10.89	$9.07	$8.72
Value at end of period	$11.58	$11.97	$10.89	$9.07
Number of accumulation units outstanding at end of period	734	812	898	994
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.32	$10.25	$8.43	$12.68	$12.60	$11.07	$10.87
Value at end of period	$10.86	$11.32	$10.25	$8.43	$12.68	$12.60	$11.07
Number of accumulation units outstanding at end of period	0	146	147	147	557	714	568
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.51	$19.92	$11.84	$24.76	$18.23	$13.68	$12.54
Value at end of period	$18.85	$23.51	$19.92	$11.84	$24.76	$18.23	$13.68
Number of accumulation units outstanding at end of period	0	0	155	155	156	156	156
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$16.45	$13.63	$11.06	$16.84	$16.77	$14.67	$13.78	$12.93
Value at end of period	$16.43	$16.45	$13.63	$11.06	$16.84	$16.77	$14.67	$13.78
Number of accumulation units outstanding at end of period	0	1,270	1,271	1,271	1,270	1,271	1,271	1,630
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$15.24	$12.26	$9.81	$14.28	$14.81	$12.94	$12.72	$10.80
Value at end of period	$14.75	$15.24	$12.26	$9.81	$14.28	$14.81	$12.94	$12.72
Number of accumulation units outstanding at end of period	0	0	0	0	2,622	2,940	2,941	2,941
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.94	$15.23	$15.48	$15.40	$14.96	$14.56	$14.44	$14.57
Value at end of period	$14.67	$14.94	$15.23	$15.48	$15.40	$14.96	$14.56	$14.44
Number of accumulation units outstanding at end of period	0	16,246	65,197	55,556	2,750	2,799	1,031	1,549
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.99	$10.20	$8.06	$13.77	$12.29	$11.94	$11.53
Value at end of period	$11.57	$11.99	$10.20	$8.06	$13.77	$12.29	$11.94
Number of accumulation units outstanding at end of period	0	0	169	169	169	169	169
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$24.75	$22.97	$19.86	$26.07	$25.55	$23.26	$23.04	$21.14
Value at end of period	$24.67	$24.75	$22.97	$19.86	$26.07	$25.55	$23.26	$23.04
Number of accumulation units outstanding at end of period	346	383	1,409	1,431	1,166	1,440	1,350	472
ING MFS UTILITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.18	$14.36
Value at end of period	$16.89	$16.18
Number of accumulation units outstanding at end of period	0	659
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2010)
Value at beginning of period	$11.39	$9.11
Value at end of period	$11.08	$11.39
Number of accumulation units outstanding at end of period	0	974

Empire Traditions

CFI 50

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.87	$13.26	$9.05	$11.91	$11.80	$11.04	$10.78	$10.00
Value at end of period	$15.23	$14.87	$13.26	$9.05	$11.91	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	0	350	888	888	1,987	2,129	2,129	1,526
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$17.20	$16.28	$14.50	$14.18	$13.26	$12.96	$12.89	$12.53
Value at end of period	$17.46	$17.20	$16.28	$14.50	$14.18	$13.26	$12.96	$12.89
Number of accumulation units outstanding at end of period	0	5,629	7,785	8,227	2,355	2,455	2,428	2,003
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.55	$9.98	$8.13	$12.39	$11.97	$10.86	$10.34
Value at end of period	$10.77	$11.55	$9.98	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	0	0	189	189	936	189	189
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.25	$9.36	$9.21
Value at end of period	$9.94	$10.25	$9.36
Number of accumulation units outstanding at end of period	0	0	10,212
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.59	$9.85	$9.75
Value at end of period	$10.61	$10.59	$9.85
Number of accumulation units outstanding at end of period	0	804	2,336
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.99	$12.95	$11.55
Value at end of period	$15.34	$15.99	$12.95
Number of accumulation units outstanding at end of period	0	0	124
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.65	$8.61	$6.94	$10.03
Value at end of period	$10.01	$10.65	$8.61	$6.94
Number of accumulation units outstanding at end of period	0	1,816	1,817	1,817
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$15.12	$11.67	$9.10	$14.18	$13.16	$12.96
Value at end of period	$14.91	$15.12	$11.67	$9.10	$14.18	$13.16
Number of accumulation units outstanding at end of period	0	110	110	111	111	158
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.13	$11.74	$10.55
Value at end of period	$13.26	$13.13	$11.74
Number of accumulation units outstanding at end of period	0	1,994	2,200
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.72	$10.39	$8.47	$13.43	$13.28	$11.37	$11.12
Value at end of period	$11.39	$11.72	$10.39	$8.47	$13.43	$13.28	$11.37
Number of accumulation units outstanding at end of period	0	140	491	492	893	1,046	906

Empire Traditions

CFI 51

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$13.29	$11.91	$8.82	$17.81	$15.06	$12.38	$11.19
Value at end of period	$11.43	$13.29	$11.91	$8.82	$17.81	$15.06	$12.38
Number of accumulation units outstanding at end of period	0	0	0	0	3,583	4,022	5,573
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$4.83	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17	$8.26
Value at end of period	$2.96	$4.83	$5.86	$4.52	$7.42	$7.98	$7.39	$8.17
Number of accumulation units outstanding at end of period	0	1,990	1,991	1,990	1,992	1,992	1,990	2,621

	Separate Account Annual Charges of 1.95%

	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16	$9.44	$7.96	$10.11
Value at end of period	$9.60	$10.16	$9.44	$7.96
Number of accumulation units outstanding at end of period	37,911	46,773	57,180	50,907
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during September 2005)
Value at beginning of period	$13.55	$10.92	$8.91	$12.65	$13.25	$11.32	$11.11
Value at end of period	$12.47	$13.55	$10.92	$8.91	$12.65	$13.25	$11.32
Number of accumulation units outstanding at end of period	8,306	8,332	8,750	8,596	9,169	8,888	5,994
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.87	$12.10	$9.11	$16.21	$14.09	$12.90	$11.28	$10.45
Value at end of period	$13.22	$13.87	$12.10	$9.11	$16.21	$14.09	$12.90	$11.28
Number of accumulation units outstanding at end of period	152,218	168,501	170,171	150,445	70,389	36,930	19,175	1,350
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.59	$9.40	$7.38	$13.17	$13.26	$11.28	$10.89	$10.11
Value at end of period	$10.46	$10.59	$9.40	$7.38	$13.17	$13.26	$11.28	$10.89
Number of accumulation units outstanding at end of period	12,807	15,433	17,999	18,282	16,244	13,861	13,897	1,969
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.51	$8.66	$7.16	$10.01
Value at end of period	$9.41	$9.51	$8.66	$7.16
Number of accumulation units outstanding at end of period	26,540	26,741	26,071	16,315
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.07	$9.68	$8.80	$9.97
Value at end of period	$10.43	$10.07	$9.68	$8.80
Number of accumulation units outstanding at end of period	82,295	81,850	94,555	69,464
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.91	$11.15	$8.20	$15.01	$13.70	$12.74	$11.24	$10.12
Value at end of period	$12.05	$12.91	$11.15	$8.20	$15.01	$13.70	$12.74	$11.24
Number of accumulation units outstanding at end of period	227,338	246,425	249,007	231,948	170,857	81,723	93,650	1,205

Empire Traditions

CFI 52

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.24	$14.57	$10.44	$18.50	$15.81	$13.62	$11.49	$10.33
Value at end of period	$12.79	$15.24	$14.57	$10.44	$18.50	$15.81	$13.62	$11.49
Number of accumulation units outstanding at end of period	96,929	101,276	101,485	86,930	64,711	30,497	28,586	2,179
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2009)
Value at beginning of period	$15.43	$13.97	$10.69
Value at end of period	$14.24	$15.43	$13.97
Number of accumulation units outstanding at end of period	1,709	1,434	1,520
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.34	$12.73	$10.80	$19.54	$17.11	$13.51	$11.94	$11.56
Value at end of period	$10.22	$13.34	$12.73	$10.80	$19.54	$17.11	$13.51	$11.94
Number of accumulation units outstanding at end of period	23,252	23,468	32,053	36,640	33,604	15,111	12,212	450
ING BALANCED PORTFOLIO
Value at beginning of period	$9.86	$8.84	$7.58	$10.78	$10.44
Value at end of period	$9.52	$9.86	$8.84	$7.58	$10.78
Number of accumulation units outstanding at end of period	2,366	2,997	2,995	2,920	3,761
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.21	$9.84	$7.42	$12.89	$12.39	$10.96	$10.52
Value at end of period	$12.23	$12.21	$9.84	$7.42	$12.89	$12.39	$10.96
Number of accumulation units outstanding at end of period	68,576	73,727	50,306	40,637	16,201	14,573	7,892
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.99	$11.43	$9.70	$13.88	$13.04	$11.68	$10.78	$10.47
Value at end of period	$12.31	$11.99	$11.43	$9.70	$13.88	$13.04	$11.68	$10.78
Number of accumulation units outstanding at end of period	16,899	17,952	19,643	20,618	12,131	3,811	4,500	497
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.91	$10.54	$10.03
Value at end of period	$11.98	$10.91	$10.54
Number of accumulation units outstanding at end of period	47,182	23,369	40,111
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$10.81	$9.72	$7.61	$12.74	$12.17	$11.59	$10.87
Value at end of period	$10.43	$10.81	$9.72	$7.61	$12.74	$12.17	$11.59
Number of accumulation units outstanding at end of period	14,120	11,023	10,345	8,468	5,474	192	194
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.23	$9.69	$6.48	$9.99
Value at end of period	$9.85	$11.23	$9.69	$6.48
Number of accumulation units outstanding at end of period	49,983	50,067	31,724	37,329
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during January 2007)
Value at beginning of period	$10.57	$9.29	$7.10	$12.34	$13.90
Value at end of period	$9.82	$10.57	$9.29	$7.10	$12.34
Number of accumulation units outstanding at end of period	14,439	19,258	23,035	23,106	7,893

Empire Traditions

CFI 53

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING CLARION REAL ESTATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.89	$11.86	$8.90	$14.77	$18.31	$13.57	$11.85	$10.79
Value at end of period	$15.98	$14.89	$11.86	$8.90	$14.77	$18.31	$13.57	$11.85
Number of accumulation units outstanding at end of period	15,659	24,724	28,196	24,967	24,476	11,307	9,696	1,991
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$9.82	$7.99	$6.54	$10.11	$10.12
Value at end of period	$9.37	$9.82	$7.99	$6.54	$10.11
Number of accumulation units outstanding at end of period	20,574	26,156	28,857	26,915	3,275
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$9.54	$8.69	$6.73	$11.29	$11.06	$9.91
Value at end of period	$8.92	$9.54	$8.69	$6.73	$11.29	$11.06
Number of accumulation units outstanding at end of period	31,064	29,057	41,819	46,883	11,531	6,897
ING DFA WORLD EQUITY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.10	$6.62	$5.54	$9.38
Value at end of period	$7.21	$8.10	$6.62	$5.54
Number of accumulation units outstanding at end of period	544	545	4,248	353
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.11	$12.01	$8.80	$14.74	$13.14	$11.97	$11.45
Value at end of period	$13.19	$15.11	$12.01	$8.80	$14.74	$13.14	$11.97
Number of accumulation units outstanding at end of period	21,590	29,340	34,153	32,504	12,281	5,700	5,245
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during October 2006)
Value at beginning of period	$10.90	$9.84	$7.60	$10.96	$10.88	$10.51
Value at end of period	$10.95	$10.90	$9.84	$7.60	$10.96	$10.88
Number of accumulation units outstanding at end of period	77,398	72,615	66,231	56,147	23,365	460
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.80	$8.96	$7.22	$11.84	$12.84
Value at end of period	$9.54	$9.80	$8.96	$7.22	$11.84
Number of accumulation units outstanding at end of period	9,393	9,624	10,477	9,955	8,272
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.37	$7.71	$6.03	$9.57	$10.10
Value at end of period	$8.11	$8.37	$7.71	$6.03	$9.57
Number of accumulation units outstanding at end of period	85,804	96,574	104,672	81,079	34,315
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$10.77
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	21,609
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$19.29	$16.17	$11.99	$20.73	$15.87	$13.33	$11.21
Value at end of period	$17.18	$19.29	$16.17	$11.99	$20.73	$15.87	$13.33
Number of accumulation units outstanding at end of period	40,094	46,662	49,247	47,914	10,111	1,770	291

Empire Traditions

CFI 54

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.63	$7.73	$6.06	$8.40
Value at end of period	$8.42	$8.63	$7.73	$6.06
Number of accumulation units outstanding at end of period	39,984	23,713	25,334	146
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.52
Number of accumulation units outstanding at end of period	169,939
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$13.61	$12.91	$11.06
Value at end of period	$10.89	$13.61	$12.91
Number of accumulation units outstanding at end of period	4,553	5,995	5,063
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.73	$9.63	$7.98	$13.01	$12.66	$11.30	$10.96	$10.21
Value at end of period	$10.48	$10.73	$9.63	$7.98	$13.01	$12.66	$11.30	$10.96
Number of accumulation units outstanding at end of period	8,080	8,859	9,150	12,041	11,820	10,617	9,284	2,182
ING INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$12.83	$10.77	$8.35	$13.68	$13.26	$12.39	$11.40	$10.26
Value at end of period	$12.41	$12.83	$10.77	$8.35	$13.68	$13.26	$12.39	$11.40
Number of accumulation units outstanding at end of period	14,185	15,040	15,535	18,852	19,406	17,362	12,724	2
ING INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.99	$9.99	$8.18	$12.58	$13.72	$12.33	$11.71	$10.46
Value at end of period	$11.64	$11.99	$9.99	$8.18	$12.58	$13.72	$12.33	$11.71
Number of accumulation units outstanding at end of period	2,312	2,906	3,099	4,598	6,392	5,528	4,559	1,902
ING INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.13	$10.37	$9.50	$10.61	$10.24	$10.06	$10.07
Value at end of period	$11.71	$11.13	$10.37	$9.50	$10.61	$10.24	$10.06
Number of accumulation units outstanding at end of period	103,323	108,385	99,829	82,691	20,190	4,094	2,553
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$7.97	$7.55	$6.04	$9.52
Value at end of period	$6.84	$7.97	$7.55	$6.04
Number of accumulation units outstanding at end of period	3,425	3,689	3,669	3,847
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.89	$9.65	$7.65	$12.29	$12.83	$11.29	$11.13	$10.34
Value at end of period	$10.45	$10.89	$9.65	$7.65	$12.29	$12.83	$11.29	$11.13
Number of accumulation units outstanding at end of period	37,020	50,759	64,213	56,759	45,110	31,012	20,154	43
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.93	$10.86	$9.05	$12.07	$11.92	$10.82	$10.65
Value at end of period	$11.54	$11.93	$10.86	$9.05	$12.07	$11.92	$10.82
Number of accumulation units outstanding at end of period	21,821	53,561	40,768	38,316	8,253	3,906	1,947

Empire Traditions

CFI 55

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.28	$10.23	$8.42	$12.66	$12.59	$11.07	$10.67
Value at end of period	$10.82	$11.28	$10.23	$8.42	$12.66	$12.59	$11.07
Number of accumulation units outstanding at end of period	5,496	5,890	4,153	3,694	3,633	4,060	406
ING JAPAN TOPIX INDEX® PORTFOLIO
(Funds were first received in this option during January 2011)
Value at beginning of period	$11.03
Value at end of period	$9.28
Number of accumulation units outstanding at end of period	198
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$23.44	$19.87	$11.81	$24.72	$18.21	$13.67	$10.50
Value at end of period	$18.78	$23.44	$19.87	$11.81	$24.72	$18.21	$13.67
Number of accumulation units outstanding at end of period	40,623	36,289	39,776	39,218	21,548	3,608	6,864
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.28	$11.02	$8.94	$13.62	$13.58	$11.88	$11.17	$10.38
Value at end of period	$13.26	$13.28	$11.02	$8.94	$13.62	$13.58	$11.88	$11.17
Number of accumulation units outstanding at end of period	7,710	8,253	10,124	2,944	1,765	1,729	1,746	124
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.12	$11.37	$9.10	$13.25	$13.75	$12.03	$11.83	$10.64
Value at end of period	$13.66	$14.12	$11.37	$9.10	$13.25	$13.75	$12.03	$11.83
Number of accumulation units outstanding at end of period	28,072	15,769	20,343	19,353	19,463	17,788	19,006	38
ING LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.46	$12.90	$9.24	$13.01	$11.88	$11.48	$10.29
Value at end of period	$14.49	$14.46	$12.90	$9.24	$13.01	$11.88	$11.48
Number of accumulation units outstanding at end of period	12,526	13,887	6,521	61	61	62	1,033
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.29	$10.49	$10.67	$10.62	$10.32	$10.06	$9.98	$9.99
Value at end of period	$10.09	$10.29	$10.49	$10.67	$10.62	$10.32	$10.06	$9.98
Number of accumulation units outstanding at end of period	158,353	158,086	192,945	298,444	112,965	171,907	23,926	9,833
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.20	$10.38	$8.21	$14.02	$12.53	$12.17	$11.40
Value at end of period	$11.76	$12.20	$10.38	$8.21	$14.02	$12.53	$12.17
Number of accumulation units outstanding at end of period	11,833	21,415	12,003	10,198	11,550	12,535	10,016
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.49	$10.67	$9.23	$12.12	$11.88	$10.83	$10.73	$10.07
Value at end of period	$11.44	$11.49	$10.67	$9.23	$12.12	$11.88	$10.83	$10.73
Number of accumulation units outstanding at end of period	51,549	66,719	72,257	67,211	32,684	28,833	29,106	7,039
ING MFS UTILITIES PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$16.12	$14.46	$11.11	$18.19	$14.56	$11.35	$11.14
Value at end of period	$16.82	$16.12	$14.46	$11.11	$18.19	$14.56	$11.35
Number of accumulation units outstanding at end of period	18,447	28,376	32,280	31,595	23,277	9,178	9,115

Empire Traditions

CFI 56

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.37	$8.92	$6.45	$10.02
Value at end of period	$11.06	$11.37	$8.92	$6.45
Number of accumulation units outstanding at end of period	28,404	6,956	18,595	14,490
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Fund first available during November 2005)
Value at beginning of period	$13.42	$12.02	$9.51	$13.58	$12.62	$10.61	$10.34
Value at end of period	$14.35	$13.42	$12.02	$9.51	$13.58	$12.62	$10.61
Number of accumulation units outstanding at end of period	20,980	22,613	29,844	26,358	22,318	6,966	5,004
ING OPPENHEIMER ACTIVE ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2009)
Value at beginning of period	$14.91	$13.33	$13.05
Value at end of period	$13.97	$14.91	$13.33
Number of accumulation units outstanding at end of period	606	1,265	624
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Fund first available during May 2003)
Value at beginning of period	$13.17	$11.58	$8.46	$14.45	$13.83	$11.96	$10.06
Value at end of period	$11.87	$13.17	$11.58	$8.46	$14.45	$13.83	$11.96
Number of accumulation units outstanding at end of period	1,604	1,611	1,622	1,672	1,694	1,731	1,796
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2003)
Value at beginning of period	$14.09	$12.41	$9.08	$15.57	$14.93	$12.95	$11.66	$11.42
Value at end of period	$12.66	$14.09	$12.41	$9.08	$15.57	$14.93	$12.95	$11.66
Number of accumulation units outstanding at end of period	35,332	37,150	39,987	44,537	41,585	25,302	18,154	4
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$14.41	$12.86	$8.78	$11.56	$11.46	$10.73	$10.49	$10.46
Value at end of period	$14.75	$14.41	$12.86	$8.78	$11.56	$11.46	$10.73	$10.49
Number of accumulation units outstanding at end of period	44,744	48,884	44,081	47,575	46,747	18,033	13,314	994
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.46	$12.75	$11.36	$11.12	$10.41	$10.17	$10.12	$10.07
Value at end of period	$13.66	$13.46	$12.75	$11.36	$11.12	$10.41	$10.17	$10.12
Number of accumulation units outstanding at end of period	303,458	354,262	299,566	251,258	42,736	21,768	17,455	5,993
ING PIONEER FUND PORTFOLIO (CLASS S)
(Fund first available during May 2005)
Value at beginning of period	$11.42	$10.05	$8.26	$12.90	$12.52	$10.94	$10.11
Value at end of period	$10.69	$11.42	$10.05	$8.26	$12.90	$12.52	$10.94
Number of accumulation units outstanding at end of period	1,617	544	542	504	483	55	102
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.51	$9.96	$8.11	$12.37	$11.96	$10.86	$10.36
Value at end of period	$10.72	$11.51	$9.96	$8.11	$12.37	$11.96	$10.86
Number of accumulation units outstanding at end of period	34,081	34,499	47,737	39,531	25,790	25,216	22,987
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.78	$8.31	$8.25
Value at end of period	$9.06	$8.78	$8.31
Number of accumulation units outstanding at end of period	28,048	23,372	1,552

Empire Traditions

CFI 57

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.25	$9.36	$9.21
Value at end of period	$9.92	$10.25	$9.36
Number of accumulation units outstanding at end of period	300,641	307,512	295,045
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.47	$9.62	$9.49
Value at end of period	$10.28	$10.47	$9.62
Number of accumulation units outstanding at end of period	254,232	375,200	393,638
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.58	$9.85	$9.75
Value at end of period	$10.59	$10.58	$9.85
Number of accumulation units outstanding at end of period	142,108	163,848	182,135
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.94	$12.64	$10.83
Value at end of period	$14.20	$13.94	$12.64
Number of accumulation units outstanding at end of period	1,666	2,004	3,015
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during February 2009)
Value at beginning of period	$8.89	$8.09	$5.84
Value at end of period	$8.90	$8.89	$8.09
Number of accumulation units outstanding at end of period	62,814	42,461	43,807
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.58	$12.46	$10.63
Value at end of period	$13.39	$13.58	$12.46
Number of accumulation units outstanding at end of period	3,993	2,833	2,795
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$15.97	$12.94	$10.82
Value at end of period	$15.32	$15.97	$12.94
Number of accumulation units outstanding at end of period	6,803	8,617	9,184
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.24	$8.36	$6.11	$10.11
Value at end of period	$9.84	$10.24	$8.36	$6.11
Number of accumulation units outstanding at end of period	2,847	3,483	3,505	5,947
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.63	$8.60	$6.94	$10.21
Value at end of period	$9.99	$10.63	$8.60	$6.94
Number of accumulation units outstanding at end of period	6,865	9,037	12,851	11,998
ING SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.07	$11.64	$9.08	$14.16	$13.15	$11.94	$11.33
Value at end of period	$14.85	$15.07	$11.64	$9.08	$14.16	$13.15	$11.94
Number of accumulation units outstanding at end of period	4,748	4,809	4,871	4,851	4,999	5,033	9,557

Empire Traditions

CFI 58

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.80	$8.88	$7.12	$10.18
Value at end of period	$10.31	$10.80	$8.88	$7.12
Number of accumulation units outstanding at end of period	8,334	9,438	19,512	15,090
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.09	$11.71	$8.96	$12.61	$12.32	$10.96	$10.65
Value at end of period	$13.21	$13.09	$11.71	$8.96	$12.61	$12.32	$10.96
Number of accumulation units outstanding at end of period	139,740	155,345	149,934	146,473	79,547	38,700	14,985
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.52	$10.22	$8.34	$13.23	$13.09	$11.21	$11.02
Value at end of period	$11.20	$11.52	$10.22	$8.34	$13.23	$13.09	$11.21
Number of accumulation units outstanding at end of period	33,977	29,183	28,261	24,787	18,866	18,406	17,281
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$9.16	$8.01	$5.73	$10.14	$10.39
Value at end of period	$8.86	$9.16	$8.01	$5.73	$10.14
Number of accumulation units outstanding at end of period	37,932	33,557	25,388	6,525	422
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$13.25	$11.88	$8.80	$17.78	$15.04	$12.37	$11.19
Value at end of period	$11.39	$13.25	$11.88	$8.80	$17.78	$15.04	$12.37
Number of accumulation units outstanding at end of period	12,284	11,658	16,095	21,344	7,578	1,874	2,313
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during January 2007)
Value at beginning of period	$10.09	$9.47	$7.33	$12.59	$11.15
Value at end of period	$8.68	$10.09	$9.47	$7.33	$12.59
Number of accumulation units outstanding at end of period	28,697	41,310	29,542	24,304	4,263
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Fund first available during January 2006)
Value at beginning of period	$11.14	$10.55	$8.13	$13.75	$13.69	$11.79
Value at end of period	$10.30	$11.14	$10.55	$8.13	$13.75	$13.69
Number of accumulation units outstanding at end of period	12,813	9,256	9,237	7,561	1,825	559
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.92	$10.51	$10.16	$9.96
Value at end of period	$11.45	$10.92	$10.51	$10.16
Number of accumulation units outstanding at end of period	17,563	18,039	11,669	1,075
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.09	$10.00	$7.75	$13.18	$13.32	$11.88	$11.05
Value at end of period	$10.58	$11.09	$10.00	$7.75	$13.18	$13.32	$11.88
Number of accumulation units outstanding at end of period	1,881	1,963	1,967	2,060	2,024	2,772	1,350
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.00	$7.70	$6.05	$10.34
Value at end of period	$7.54	$8.00	$7.70	$6.05
Number of accumulation units outstanding at end of period	41,415	47,074	43,491	10,049

Empire Traditions

CFI 59

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
INVESCO V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$11.84	$9.91	$7.61	$13.63	$14.01	$11.47	$11.70
Value at end of period	$11.16	$11.84	$9.91	$7.61	$13.63	$14.01	$11.47
Number of accumulation units outstanding at end of period	5,447	5,447	6,978	7,062	6,743	6,942	7,494
PROFUND VP EUROPE 30
(Fund first available during May 2003)
Value at beginning of period	$11.12	$11.05	$8.52	$15.52	$13.81	$11.99	$11.31	$10.57
Value at end of period	$9.94	$11.12	$11.05	$8.52	$15.52	$13.81	$11.99	$11.31
Number of accumulation units outstanding at end of period	1,879	1,889	2,688	2,688	2,688	2,689	2,708	38
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during September 2003)
Value at beginning of period	$5.54	$6.73	$5.19	$8.54	$9.19	$8.51	$9.42	$9.62
Value at end of period	$3.40	$5.54	$6.73	$5.19	$8.54	$9.19	$8.51	$9.42
Number of accumulation units outstanding at end of period	13,521	13,030	11,772	12,291	13,137	12,579	10,503	794

	Separate Account Annual Charges of 2.10%

	2011	2010	2009	2008	2007	2006	2005	2004
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during September 2008)
Value at beginning of period	$10.11	$9.41	$7.95	$9.11
Value at end of period	$9.54	$10.11	$9.41	$7.95
Number of accumulation units outstanding at end of period	2,564	2,613	3,273	2,087
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.74	$12.00	$9.05	$16.13	$14.04	$12.87	$11.27	$11.03
Value at end of period	$13.07	$13.74	$12.00	$9.05	$16.13	$14.04	$12.87	$11.27
Number of accumulation units outstanding at end of period	3,405	4,642	4,919	5,528	5,426	2,689	925	138
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.49	$9.32	$7.33	$13.10	$13.21	$11.25	$10.92
Value at end of period	$10.34	$10.49	$9.32	$7.33	$13.10	$13.21	$11.25
Number of accumulation units outstanding at end of period	2,172	2,773	2,874	2,953	1,735	1,468	791
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.02	$9.65	$8.79	$10.01
Value at end of period	$10.37	$10.02	$9.65	$8.79
Number of accumulation units outstanding at end of period	8,089	9,127	8,877	5,198
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.78	$11.06	$8.14	$14.93	$13.65	$12.71	$11.23	$10.90
Value at end of period	$11.92	$12.78	$11.06	$8.14	$14.93	$13.65	$12.71	$11.23
Number of accumulation units outstanding at end of period	83,956	85,996	87,630	90,878	90,235	4,612	1,046	420
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.09	$14.45	$10.37	$18.41	$15.75	$13.59	$11.59
Value at end of period	$12.65	$15.09	$14.45	$10.37	$18.41	$15.75	$13.59
Number of accumulation units outstanding at end of period	6,517	8,400	7,563	7,898	8,465	4,059	885

Empire Traditions

CFI 60

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during February 2011)
Value at beginning of period	$15.48
Value at end of period	$14.18
Number of accumulation units outstanding at end of period	484
ING ARTIO FOREIGN PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.21	$12.63	$10.73	$19.44	$17.05	$14.13
Value at end of period	$10.11	$13.21	$12.63	$10.73	$19.44	$17.05
Number of accumulation units outstanding at end of period	7,583	7,509	4,928	5,688	4,038	618
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$12.10	$9.77	$7.38	$12.83	$12.36	$11.57
Value at end of period	$12.11	$12.10	$9.77	$7.38	$12.83	$12.36
Number of accumulation units outstanding at end of period	2,435	2,512	3,093	3,615	2,189	548
ING BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.87	$11.33	$9.64	$8.71
Value at end of period	$12.18	$11.87	$11.33	$9.64
Number of accumulation units outstanding at end of period	240	241	242	211
ING BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(Funds were first received in this option during June 2009)
Value at beginning of period	$10.88	$10.53	$10.01
Value at end of period	$11.93	$10.88	$10.53
Number of accumulation units outstanding at end of period	1,406	1,413	1,421
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.71	$9.65	$7.57	$12.69	$13.12
Value at end of period	$10.32	$10.71	$9.65	$7.57	$12.69
Number of accumulation units outstanding at end of period	3,858	3,940	4,093	4,010	771
ING BLACKROCK SCIENCE AND TECHNOLOGY OPPORTUNITIES
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.18	$9.67	$6.47	$9.99
Value at end of period	$9.79	$11.18	$9.67	$6.47
Number of accumulation units outstanding at end of period	3,389	3,398	3,161	1,455
ING CLARION GLOBAL REAL ESTATE PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.50	$9.24	$7.08	$12.30	$14.45
Value at end of period	$9.73	$10.50	$9.24	$7.08	$12.30
Number of accumulation units outstanding at end of period	3,770	3,776	3,831	4,154	1,411
ING CLARION REAL ESTATE PORTFOLIO
Value at beginning of period	$14.74	$11.76	$8.84	$14.69	$18.25
Value at end of period	$15.80	$14.74	$11.76	$8.84	$14.69
Number of accumulation units outstanding at end of period	482	485	536	551	545
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.75	$7.95	$6.51	$10.09	$10.68
Value at end of period	$9.29	$9.75	$7.95	$6.51	$10.09
Number of accumulation units outstanding at end of period	762	916	964	939	967

Empire Traditions

CFI 61

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Funds were first received in this option during February 2007)
Value at beginning of period	$9.47	$8.63	$6.70	$11.26	$11.31
Value at end of period	$8.84	$9.47	$8.63	$6.70	$11.26
Number of accumulation units outstanding at end of period	7,589	8,564	8,374	8,370	3,580
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.98	$11.92	$8.75	$14.68	$14.13
Value at end of period	$13.06	$14.98	$11.92	$8.75	$14.68
Number of accumulation units outstanding at end of period	1,739	1,682	1,791	1,718	2,576
ING FRANKLIN INCOME PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.82	$9.78	$7.57	$10.93	$11.46
Value at end of period	$10.86	$10.82	$9.78	$7.57	$10.93
Number of accumulation units outstanding at end of period	1,823	2,028	976	267	15,862
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.75	$8.93	$7.21	$11.83	$12.53
Value at end of period	$9.47	$9.75	$8.93	$7.21	$11.83
Number of accumulation units outstanding at end of period	787	1,015	1,063	1,686	1,785
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$8.33	$7.68	$6.02	$9.56	$10.19
Value at end of period	$8.05	$8.33	$7.68	$6.02	$9.56
Number of accumulation units outstanding at end of period	2,718	2,729	3,153	2,306	2,267
ING GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.74
Value at end of period	$8.80
Number of accumulation units outstanding at end of period	1,579
ING GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Fund first available during February 2006)
Value at beginning of period	$19.12	$16.06	$11.93	$20.65	$15.83	$13.98
Value at end of period	$17.01	$19.12	$16.06	$11.93	$20.65	$15.83
Number of accumulation units outstanding at end of period	2,694	2,717	4,702	3,225	1,360	449
ING GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$8.59	$7.71	$7.03
Value at end of period	$8.36	$8.59	$7.71
Number of accumulation units outstanding at end of period	5,699	5,505	5,621
ING GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.99
Value at end of period	$9.50
Number of accumulation units outstanding at end of period	13,995
ING HANG SENG INDEX PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.58	$12.90	$13.22
Value at end of period	$10.84	$13.58	$12.90
Number of accumulation units outstanding at end of period	294	230	231

Empire Traditions

CFI 62

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.62	$9.55	$7.93	$12.94	$12.62	$11.65
Value at end of period	$10.37	$10.62	$9.55	$7.93	$12.94	$12.62
Number of accumulation units outstanding at end of period	74	74	75	75	75	75
ING INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period	$12.71	$10.68	$8.30	$13.61	$13.21
Value at end of period	$12.27	$12.71	$10.68	$8.30	$13.61
Number of accumulation units outstanding at end of period	1,075	1,079	1,188	1,197	1,368
ING INDEX PLUS SMALLCAP PORTFOLIO
Value at beginning of period	$11.88	$9.90	$8.13	$12.51	$13.67
Value at end of period	$11.51	$11.88	$9.90	$8.13	$12.51
Number of accumulation units outstanding at end of period	670	670	671	672	68
ING INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.04	$10.29	$9.45	$10.57	$10.18
Value at end of period	$11.60	$11.04	$10.29	$9.45	$10.57
Number of accumulation units outstanding at end of period	2,346	3,972	4,304	4,170	2,491
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$7.93	$7.53	$5.71
Value at end of period	$6.80	$7.93	$7.53
Number of accumulation units outstanding at end of period	171	158	152
ING INVESCO VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$10.78	$9.57	$7.60	$12.23	$12.78	$11.27	$11.05
Value at end of period	$10.34	$10.78	$9.57	$7.60	$12.23	$12.78	$11.27
Number of accumulation units outstanding at end of period	4,434	5,345	5,419	5,449	5,434	3,025	797
ING INVESCO VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.82	$10.78	$9.00	$12.02	$11.89	$10.81	$10.86
Value at end of period	$11.42	$11.82	$10.78	$9.00	$12.02	$11.89	$10.81
Number of accumulation units outstanding at end of period	3,990	3,638	3,658	3,362	109	110	109
ING INVESCO VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.18	$10.15	$8.37	$12.61	$12.56	$11.06	$10.78
Value at end of period	$10.71	$11.18	$10.15	$8.37	$12.61	$12.56	$11.06
Number of accumulation units outstanding at end of period	1,753	1,785	891	201	203	728	170
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$23.23	$19.73	$11.75	$24.62	$18.16	$14.54
Value at end of period	$18.59	$23.23	$19.73	$11.75	$24.62	$18.16
Number of accumulation units outstanding at end of period	1,920	2,051	2,108	2,235	2,483	449
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$13.99	$11.27	$9.04	$13.19	$13.70	$12.00	$11.49
Value at end of period	$13.51	$13.99	$11.27	$9.04	$13.19	$13.70	$12.00
Number of accumulation units outstanding at end of period	4,097	4,997	5,373	5,335	4,846	3,681	1,562
ING LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.32	$13.08
Value at end of period	$14.33	$14.32
Number of accumulation units outstanding at end of period	534	249

Empire Traditions		CFI 63

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING LARGE CAP VALUE PORTFOLIO
(Funds were first received in this option during March 2011)
Value at beginning of period	$10.26
Value at end of period	$9.99
Number of accumulation units outstanding at end of period	521
ING LIQUID ASSETS PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.19	$10.41	$10.60	$10.61
Value at end of period	$9.98	$10.19	$10.41	$10.60
Number of accumulation units outstanding at end of period	1,347	1,354	2,840	19,925
ING MARSICO GROWTH PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$12.08	$10.29	$8.15	$13.95	$13.99
Value at end of period	$11.63	$12.08	$10.29	$8.15	$13.95
Number of accumulation units outstanding at end of period	260	263	363	367	371
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2003)
Value at beginning of period	$11.38	$10.58	$9.17	$12.06	$11.84	$10.81	$10.70
Value at end of period	$11.32	$11.38	$10.58	$9.17	$12.06	$11.84	$10.81
Number of accumulation units outstanding at end of period	6,774	7,456	7,162	4,896	2,391	2,040	1,148
ING MFS UTILITIES PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$15.98	$14.36	$11.05	$18.11	$14.53	$11.73
Value at end of period	$16.65	$15.98	$14.36	$11.05	$18.11	$14.53
Number of accumulation units outstanding at end of period	3,515	2,919	2,850	3,369	2,890	535
ING MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.71
Value at end of period	$14.20
Number of accumulation units outstanding at end of period	457
ING OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Fund first available during May 2003)
Value at beginning of period	$13.96	$12.31	$9.02	$15.49	$14.88	$12.92	$11.75
Value at end of period	$12.52	$13.96	$12.31	$9.02	$15.49	$14.88	$12.92
Number of accumulation units outstanding at end of period	3,763	4,560	4,851	4,534	4,291	1,968	813
ING PIMCO HIGH YIELD PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.27	$12.76	$8.72	$11.50	$11.79
Value at end of period	$14.59	$14.27	$12.76	$8.72	$11.50
Number of accumulation units outstanding at end of period	820	708	905	961	1,827
ING PIMCO TOTAL RETURN BOND PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.33	$12.64	$11.29	$11.06	$10.31
Value at end of period	$13.51	$13.33	$12.64	$11.29	$11.06
Number of accumulation units outstanding at end of period	17,295	17,189	15,268	11,396	2,841
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.41	$9.88	$8.07	$12.32	$11.93	$10.84	$10.82
Value at end of period	$10.62	$11.41	$9.88	$8.07	$12.32	$11.93	$10.84
Number of accumulation units outstanding at end of period	2,309	3,478	3,510	3,309	3,370	3,318	1,743

Empire Traditions

CFI 64

	Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING RETIREMENT CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$8.77	$8.30	$8.24
Value at end of period	$9.03	$8.77	$8.30
Number of accumulation units outstanding at end of period	336	311	299
ING RETIREMENT GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.23	$9.36	$9.21
Value at end of period	$9.89	$10.23	$9.36
Number of accumulation units outstanding at end of period	23,538	24,169	24,574
ING RETIREMENT MODERATE GROWTH PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.45	$9.62	$9.49
Value at end of period	$10.24	$10.45	$9.62
Number of accumulation units outstanding at end of period	9,436	9,791	9,766
ING RETIREMENT MODERATE PORTFOLIO
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.56	$9.85	$9.75
Value at end of period	$10.56	$10.56	$9.85
Number of accumulation units outstanding at end of period	58,410	56,432	54,373
ING RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.90	$12.62	$10.82
Value at end of period	$14.14	$13.90	$12.62
Number of accumulation units outstanding at end of period	364	366	358
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$8.85	$8.07	$6.90
Value at end of period	$8.85	$8.85	$8.07
Number of accumulation units outstanding at end of period	4,558	4,591	4,733
ING RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.54	$12.45	$10.62
Value at end of period	$13.33	$13.54	$12.45
Number of accumulation units outstanding at end of period	774	778	552
ING RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.93	$12.93	$11.54
Value at end of period	$15.25	$15.93	$12.93
Number of accumulation units outstanding at end of period	874	959	1,046
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.59	$8.58	$6.93	$10.00
Value at end of period	$9.93	$10.59	$8.58	$6.93
Number of accumulation units outstanding at end of period	0	0	0	665
ING SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.76	$8.86	$7.11	$10.11
Value at end of period	$10.25	$10.76	$8.86	$7.11
Number of accumulation units outstanding at end of period	820	909	618	383

Empire Traditions

CFI 65

Condensed Financial Information (continued)

	2011	2010	2009	2008	2007	2006	2005	2004
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.98	$11.62	$8.91	$12.56	$12.29	$10.95	$10.64
Value at end of period	$13.07	$12.98	$11.62	$8.91	$12.56	$12.29	$10.95
Number of accumulation units outstanding at end of period	8,625	9,219	9,101	5,703	2,985	2,156	912
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.41	$10.14	$8.29	$13.16	$13.05	$11.19	$10.99
Value at end of period	$11.07	$11.41	$10.14	$8.29	$13.16	$13.05	$11.19
Number of accumulation units outstanding at end of period	4,002	3,781	5,965	2,852	1,995	385	105
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.10	$7.98	$5.71	$10.12	$10.29
Value at end of period	$8.80	$9.10	$7.98	$5.71	$10.12
Number of accumulation units outstanding at end of period	3,109	3,537	3,233	2,850	2,772
ING T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.14	$11.79	$8.75	$15.14
Value at end of period	$11.28	$13.14	$11.79	$8.75
Number of accumulation units outstanding at end of period	217	230	243	892
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.02	$9.42	$7.30	$12.55	$12.20
Value at end of period	$8.61	$10.02	$9.42	$7.30	$12.55
Number of accumulation units outstanding at end of period	1,101	1,138	1,178	1,226	392
ING TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.05	$10.47	$8.09	$13.69	$14.69
Value at end of period	$10.20	$11.05	$10.47	$8.09	$13.69
Number of accumulation units outstanding at end of period	1,867	1,868	2,135	2,030	1,298
ING U.S. BOND INDEX PORTFOLIO
(Funds were first received in this option during May 2009)
Value at beginning of period	$10.87	$10.48	$10.15
Value at end of period	$11.38	$10.87	$10.48
Number of accumulation units outstanding at end of period	240	222	213
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.98	$9.92	$7.70	$13.12	$13.28	$12.17
Value at end of period	$10.46	$10.98	$9.92	$7.70	$13.12	$13.28
Number of accumulation units outstanding at end of period	35	36	36	36	36	36
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$7.96	$7.68	$6.04	$9.65
Value at end of period	$7.49	$7.96	$7.68	$6.04
Number of accumulation units outstanding at end of period	1,572	1,583	1,595	1,607
INVESCO V.I. LEISURE FUND
(Fund first available during May 2003)
Value at beginning of period	$11.73	$9.83	$7.56	$13.56	$13.96	$11.44	$11.71
Value at end of period	$11.04	$11.73	$9.83	$7.56	$13.56	$13.96	$11.44
Number of accumulation units outstanding at end of period	1,199	1,884	1,968	2,072	1,735	1,934	1,026

Empire Traditions

CFI 66

PART C -- OTHER INFORMATION

ITEM 24:	FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York:
- Report of Independent Registered Public Accounting Firm
- Balance Sheets – Statutory Basis – as of December 31, 2011 and 2010
- Statements of Operations – Statutory Basis – for the years ended December 31, 2011,
2010 and 2009
- Statements of Changes in Capital and Surplus – Statutory Basis – for the years ended
December 31, 2011, 2010 and 2009
- Statements of Cash Flows – Statutory Basis – for the years ended December 31,
2011, 2010 and 2009
- Notes to Financial Statements – Statutory Basis
Financial Statements of Separate Account NY-B:
- Report of Independent Registered Public Accounting Firm
- Statements of Assets and Liabilities as of December 31, 2011
- Statements of Operations for the year ended December 31, 2011
- Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010
- Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits:
(b)
(1)		Resolution of the board of directors of ReliaStar Life Insurance Company of New York authorizing the establishment of the Registrant, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(2)		Custodial Agreement between Registrant and the Bank of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to the initial filing of a registration statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Dealers Agreement, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File
Nos. 333-85618, 811-07935).

(4)	(a)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract (RLNY-IA-
1090), incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on November 18, 2002
(File Nos. 333-85618, 811-07935).

	(b)	Premium Credit Rider (RLNY-RA-1089), incorporated herein by reference to Pre-Effective
Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(c)	Premium Credit Disclosure (RLNY-DS-1093), incorporated herein by reference to Pre-
Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(d)	403(b) Rider (RLNY-RA-1036), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

	(e)	Earnings Enhancement Death Benefit Rider (RLNY-RA-1086), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(f)	Simple Individual Retirement Annuity Rider (Group) (RLNY-RA-1026)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003
(File Nos. 333-85618, 811-07935).

	(g)	Simple Individual Retirement Annuity Rider (RLNY-RA-1026)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

	(h)	Roth Individual Retirement Annuity Rider (Group) (RLNY-RA-1038)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File
Nos. 333-85618, 811-07935).

	(i)	Roth Individual Retirement Annuity Rider (RLNY-RA-1038)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

(j)	Individual Retirement Annuity Rider (Group) (RLNY-RA-1009)(12/02)(CA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

(k)	Section 72 Rider (Group) (FG-RA-1002-08/97), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(l)	Section 72 Rider (Individual) (FG-RA-1001-08/95), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 1, 2002 (File Nos. 333-85326, 811-07935).

(m)	Individual Retirement Annuity Rider (RLNY-RA-1009)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-
07935).

(n)	Minimum Guaranteed Accumulation Benefit Rider (RLNY-RA-2024), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on September 20, 2004 (File Nos.
333-115515, 811-07935).

(o)	Minimum Guaranteed Income Benefit Rider (RLNY-RA-2025) (10/06), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on June 4, 2007 (File Nos. 333-85618,
811-07935).

(p)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-2026), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on September 20, 2004
(File Nos. 333-115515, 811-07935).

(q)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3023), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

	(r)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3029), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

	(s)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus), incorporated herein by reference to Post-Effective Amendment No. 27 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
12, 2007 (File Nos. 333-85618, 811-07935).

	(t)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay
Plus), incorporated herein by reference to Post-Effective Amendment No. 27 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
12, 2007 (File Nos. 333-85618, 811-07935).

(5)	(a)	New York Variable Annuity Application (RLNY-AA-2031) (08/07) (140326),
incorporated herein by reference to Post-Effective Amendment No. 23 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on August 28, 2007
(File Nos. 333-85618, 811-07935).

	(b)	New York Variable Annuity Application (RLNY-AA-2031) (04/08) (140326),
incorporated herein by reference to Post-Effective Amendment No. 13 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 9, 2008 (File
Nos. 333-115515, 811-07935).

	(c)	New York Variable Annuity Application (RLNY-AA-2031) (02/02/2009) (140326),
incorporated herein by reference to Post Effective Amendment No. 15 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 14, 2009 (File
Nos. 333-115515, 811-07935).

	(d)	New York Variable Annuity Application (RLNY-AA-2031) (05/09) (140326),
incorporated herein by reference to Post Effective Amendment No. 15 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 14, 2009 (File
Nos. 333-115515, 811-07935).

(6)	(a)	Articles of Incorporation of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 filed with the Securities and Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-
03427).

	(b)	By-Laws of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 with the Securities and
Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-03427).

	(c)	Resolution of board of directors for Powers of Attorney, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(7)		Not applicable.

(8)	(a)	Services Agreement effective November 8, 1996 between Directed Services, Inc. and First
Golden American Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Administrative Services Agreement effective November 8, 1996 between First Golden
American Life Insurance Company of New York and Golden American Life Insurance
Company, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B
filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618,
811-07935).

	(c)	Asset Management Agreement effective March 30, 1998 between ReliaStar Life Insurance
Company of New York and ING Investment Management LLC, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(d)	Participation Agreement entered into as of the 2nd day of September, 2003, as amended and restated on May 17, 2004 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments,
LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective Amendment
No. 8 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with Securities and Exchange Commission on August
1, 2005 (File Nos. 333-70600, 811-05626).

	(e)	Amendment No. 1 to the Business Agreement dated April 30, 2003, as amended on
January 1, 2008 by and among ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company, ING Life Insurance and Annuity Company, ING American
Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC, American Funds
Distributors and Capital Research and Management Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of
Security Life of Denver Insurance Company and its Security Life Separate Account L1,
File No. 333-153337, as filed on November 14, 2008.

(f)	Fourth Amended and Restated Fund Participation Agreement entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments,
LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital Research
and Management Company, incorporated herein by reference to Post-Effective
Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

(g)	Amendment No. 1 to the Fourth Amended and Restated Fund Participation Agreement
entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Investors
Trust, ING Investments, LLC, ING Investments Distributor, LLC, American Funds
Insurance Series and Capital Research and Management Company (effective December 14,
2010), incorporated herein by reference to Post-Effective Amendment No. 55 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 6, 2011
(File Nos. 333-28679, 811-05626).

(h)	Participation Agreement entered into as of the 15th day of September, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Investors Trust, Directed Services, LLC, ING Funds
Distributor, LLC, American Funds Insurance Series and Capital Research and Management
Company, incorporated herein by reference to Post-Effective Amendment No. 14 to a
Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on December
29, 2008 (File Nos. 333-115515, 811-07935).

(i)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver
Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4
(File No. 033-75962), as filed on June 15, 2007.

(j)	Participation Agreement enter into as of 28th day of April, 2000 between ReliaStar Life
Insurance Company of New York, ING Variable Insurance Trust, ING Mutual Funds
Management Co. LLC and ING Funds Distributor, Inc., incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(k)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 5,
2002 (File Nos. 333-85618, 811-07935).

(l)	Form of Participation Agreement between ReliaStar Life Insurance Company of New
York, ProFunds and ProFund Advisors LLC, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
April 5, 2002 (File Nos. 333-85618, 811-07935).

(m)	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No.
17 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
February 1, 2007 (File Nos. 333-85618, 811-07935).

(n)	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and
Directed Services, LLC, incorporated herein by reference to Pre-Effective Amendment No.
1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on July
6, 2007 (File Nos. 333-139695, 811-07935).

(o)	Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
Corporation, ING Partners, Inc., ING Life Insurance and Annuity Company, ING USA
Annuity and Life Insurance Company, ING Insurance Company of America, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of
Denver Insurance Company dated November 11, 2004, incorporated herein by reference to
Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

(p)	Letter Agreement dated May 16, 2007 between ReliaStar Life Insurance Company of New
York, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable
Insurance Products Fund II and Variable Insurance Products Fund V, incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4
(File No. 333-139695), as filed on September 5, 2007.

(q)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on
Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(r)	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of the 16th day of October, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 43 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos.
333-28755, 811-05626).

(s)	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series
Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company
and ReliaStar Life Insurance Company of New York, incorporated herein by reference to
Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar
Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file
No. 33-57244.

(t)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series
Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of
ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August
18, 2009; file No. 33-57244.

(u)	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York, incorporated herein by reference to Post-Effective
Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244.

(v)	Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to
Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration
Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; file No. 33-57244.

(w)	Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA
Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York,
DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April
29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on December 15,
2010 (File Nos. 333-28679, 811-05626).

	(x)	Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among
ING Investors Trust, Directed Services LLC, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company of New York, DFA Investment Dimensions
Group Inc. and Dimensional Fund Advisors LP dated April 29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 15, 2010 (File Nos. 333-28679, 811-
05626).

	(y)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16,
2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company,
ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4
(File No. 033-75962), as filed on June 15, 2007.

	(z)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among
Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life
Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File
No. 333-134760), as filed on July 27, 2007.

	(aa)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not applicable.

(12)		Not applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Positions and Offices with Depositor
Donald W. Britton*	20 Washington Avenue South	President, Chief Executive Officer,
	Minneapolis, MN 55401	Chairman and Director

Name	Principal Business Address	Positions and Offices with Depositor
Ewout L. Steenbergen*	230 Park Avenue, New York NY	Executive Vice President, Chief
	10169	Financial Officer and Director

Paul Mistretta	5780 Powers Ferry Road	Executive Vice President
Atlanta, GA 30327-4390

James R. Gelder*	1250 Capital of Texas Hwy. S.	Director
Building 2, Suite 125
Austin, TX 78746

R. Michael Conley*	2910 Holly Lane	Director
Plymouth, MN 55447

Carol V. Coleman*	178 Myrtle Boulevard	Director
Suite 100
Larchmont, NY 10538

Richard K. Lau*	100 Deerfield Lane	Director, Vice President and Actuary
Suite 300
Malvern, PA 19355

James F. Lille*	46 Hearthstone Drive	Director
Gansevoort, NY 12831

Charles B. Updike*	60 East 42nd Street	Director
New York, NY 10165

Gilbert E. Mathis*	5780 Powers Ferry Road	Director and Senior Vice President
Atlanta, GA 30327-4390

Ross M. Weale*	56 Cove Rd.	Director
South Salem, NY 10590

Brian D. Comer*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774

Heather H. Lavallee*	20 Washington Avenue South	Director and Senior Vice President
Minneapolis, MN 55401

Daniel P. Mulheran, Sr.*	20 Washington Avenue South	Director and Senior Vice President
Minneapolis, MN 55401

Bridget M. Healy	230 Park Avenue, 13th Floor	Executive Vice President and Chief
	New York NY 10169	Legal Officer

Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Prakash Shimpi	230 Park Avenue, 13th Floor	Senior Vice President
New York NY 10169

Name	Principal Business Address	Positions and Offices with Depositor

Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390

David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Spencer T. Shell	5780 Powers Ferry Road	Vice President, Assistant Treasurer and
	Atlanta, GA 30327-4390	Assistant Secretary

Chad Eslinger	20 Washington Avenue South	Vice President and Chief Compliance
	Minneapolis, MN 55401	Officer

Francis De Regnaucourt	100 Deerfield Lane, Suite 300	Vice President and Appointed Actuary
Malvern, PA 19355

Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774

Megan Huddleston	One Orange Way	Secretary
Windsor, CT 06095-4774

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 7 to Registration Statement
on Form N-6 for Security Life Separate Account L1 of Security Life of Denver Insurance Company (File
No. 333-147534), as filed with the Securities and Exchange Commission on April 3, 2012.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of February 29, 2012 there are 3,606 qualified contract owners and 1,976 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar Life Insurance Company of New York (“RLNY”) shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of RLNY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

RLNY may also, to the extent permitted by law, indemnify any other person who is or was serving RLNY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of New York, ING America Insurance Holdings,
Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING
America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include either or both the principal underwriter, the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime (a/k/a “Financial Institutional Bond”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the
Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ and Alger Separate Account A and ReliaStar Life Insurance Company of New York through its Separate
Account NY-B. Also, Directed Services LLC serves as investment advisor to ING Investors Trust and
ING Partners, Inc.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant's Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter
Chad Tope	909 Locust Street	Director and President
Des Moines, IA 50309

Shaun P. Mathews	One Orange Way	Executive Vice President
Windsor, CT 06095

Ronald Barhorst	One Orange Way	Director
Windsor, CT 06095

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1475

Name	Principal Business Address	Positions and Offices with Underwriter
Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road,	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

Ida Colon-Perez	One Orange Way	Chief Compliance Officer
Windsor, CT 06095

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	One Orange Way	Vice President
Windsor, CT 06095

Heather H. Hackett	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Jody Hrazanek	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

Jason R. Rausch	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Paul L. Zemsky	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

Steve Sedmak	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

May Tong	230 Park Avenue, 13th Floor	Vice President
New York, NY 10169

David S. Pendergrass	5780 Powers Ferry Road	Vice President and Treasurer
Atlanta, GA 30327-4390

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Megan Huddleston	One Orange Way	Secretary
Windsor, CT 06095

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name	Principal Business Address		Positions and Offices with Underwriter
Melissa A. O’Donnell	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

Huey Falgout	7337 E Doubletree Ranch Road		Assistant Secretary
Scottsdale, AZ 85258

Jennifer Ogren	20 Washington Avenue South		Assistant Secretary
Minneapolis, MN 55401

(c)
2011 Net
Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$3,351,614.84	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of New York at 1000
Woodbury Road, Suite 208, Woodbury, NY 11797 and 1475 Dunwoody Drive, West Chester, PA
19380.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ReliaStar Life Insurance Company of
New York with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the
“Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ReliaStar Life Insurance Company of New
York; or (iv) a reduction in the credit rating of ReliaStar Life Insurance Company of New York’s long-
term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s prospectus, an offer to supply the most recent annual and/or quarterly report of each of ReliaStar Life Insurance
Company of New York, or their successors to the Guarantee, free of charge, upon a contract owner’s request.

REPRESENTATIONS

1. The account meets definition of a “separate account” under federal securities laws.

2. ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of
New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant,
ReliaStar Life Insurance Company of New York, Separate Account NY-B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of West Chester, Commonwealth of
Pennsylvania, on the 16th day of April, 2012.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
OF NEW YORK
(Depositor)

By:
Donald W. Britton*
President
(principal executive officer)

By:	/s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 16, 2012.

Signature	Title

President, Chief Executive Officer, Chairman and Director
Donald W. Britton*	(principal executive officer)

Senior Vice President and Chief Accounting Officer
Steven T. Pierson*

Director
James R. Gelder*

Executive Vice President, Chief Financial Officer and
Ewout L. Steenbergen*	Director

Director, Vice President and Actuary
Richard K. Lau*

Signature	Title

Director
R. Michael Conley*

Director
Carol V. Coleman*

Director
James F. Lille*

Director
Charles B. Updike*

Director
Ross M. Weale*

Director and Senior Vice President
Brian D. Comer*

Director and Senior Vice President
Daniel P. Mulheran, Sr.*

Director and Senior Vice President
Heather H. Lavallee*

Gilbert E. Mathis*	Director and Senior Vice President

By: /s/ Nicholas Morinigo
Nicholas Morinigo as
Attorney-in-Fact

*Executed by Nicholas Morinigo on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(13)	Powers of Attorney	EX-99.B13